     AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 15, 2016.

                                                            FILE NOS. 333-185762
                                                                       811-03859
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 9                [X]


                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                  Amendment No. 9                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

                           VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)


                             2727-A ALLEN PARKWAY,
                              HOUSTON, TEXAS 77019
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 871-2000


                              MANDA GHAFERI, ESQ.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              21650 OXNARD STREET
                        WOODLAND HILLS, CALIFORNIA 91367

      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:


[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on December 19, 2016 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Separate Account of American General Life Insurance Company under variable annuity contracts.
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                           VARIABLE SEPARATE ACCOUNT



                             CROSS REFERENCE SHEET



                              PART A -- PROSPECTUS



                                   ITEM NUMBER
                                   IN FORM N-4                                                       CAPTION
---------------------------------------------------------------------------------- -------------------------------------------
1.    Cover Page..................................................................  Cover Page
2.    Definitions.................................................................  Glossary
3.    Synopsis....................................................................  Highlights; Fee Tables; Maximum and
                                                                                    Minimum Expense Examples; The Polaris
                                                                                    Platinum III Variable Annuity; Purchasing
                                                                                    a Polaris Platinum III Variable Annuity
4.    Condensed Financial Information.............................................  Appendix - Condensed Financial
                                                                                    Information
5.    General Description of Registrant, Depositor and Portfolio Companies........  Other Information; Investment Options
6.    Deductions..................................................................  Fee Table; Expenses
7.    General Description of Variable Annuity Contracts...........................  The Polaris Platinum III Variable Annuity;
                                                                                    Purchasing a Polaris Platinum III Variable
                                                                                    Annuity; Investment Options
8.    Annuity Period..............................................................  Annuity Income Options
9.    Death Benefit...............................................................  Death Benefits
10.   Purchases and Contract Value................................................  Purchasing a Polaris Platinum III Variable
                                                                                    Annuity;
                                                                                    Access to Your Money
11.   Redemptions.................................................................  Access To Your Money
12.   Taxes.......................................................................  Taxes
13.   Legal Proceedings...........................................................  Other Information
14.   Table of Contents of Statement of Additional Information....................  Contents of
                                                                                    Statement of Additional Information




                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, File Nos. 333-185762 and 811-03859, filed on April 29, 2016, Accession No.
0001193125-16-568243.

A supplement dated December 19, 2016 to the Statement of Additional Information is included in Part B of this Post-Effective Amendment No. 9 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940, File Nos. 333-185762 and 811-03859.



                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                          [POLARIS PLATINUM III LOGO]
                                   PROSPECTUS


                               DECEMBER 19, 2016

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

             in all states except in New York where it is issued by

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                               in connection with

                           VARIABLE SEPARATE ACCOUNT

                                      and

                          FS VARIABLE SEPARATE ACCOUNT

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated December 19, 2016. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



UNDERLYING FUNDS:                                  MANAGED BY:
  Aggressive Growth                                Wells Capital Management Incorporated
  American Funds Asset Allocation SAST             Capital Research and Management Company(1)
  American Funds Global Growth SAST                Capital Research and Management Company(1)
  American Funds Growth SAST                       Capital Research and Management Company(1)
  American Funds Growth-Income SAST                Capital Research and Management Company(1)
  Asset Allocation                                 Edge Asset Management, Inc.
  Asset Allocation: Diversified Growth(2)          Putnam Investment Management, LLC
  Balanced                                         J.P. Morgan Investment Management Inc.
  Blue Chip Growth                                 Massachusetts Financial Services Company
  Capital Appreciation                             Wellington Management Company LLP
  Capital Growth                                   The Boston Company Asset Management, LLC
  Corporate Bond                                   Federated Investment Management Company
  "Dogs" of Wall Street                            SunAmerica Asset Management, LLC
  Emerging Markets                                 J.P. Morgan Investment Management Inc.
  Equity Opportunities                             OppenheimerFunds, Inc.
  Foreign Value                                    Templeton Investment Counsel, LLC
  Franklin Founding Funds Allocation VIP Fund      Franklin Templeton Services, LLC
  Franklin Income VIP Fund                         Franklin Advisers, Inc.
  Fundamental Growth                               Wells Capital Management Incorporated
  Global Bond                                      Goldman Sachs Asset Management International
  Global Equities                                  J.P. Morgan Investment Management Inc.
  Goldman Sachs VIT Government Money Market Fund   Goldman Sachs Asset Management, L.P.
  Government and Quality Bond                      Wellington Management Company LLP
  Growth                                           Wellington Management Company LLP
  Growth-Income                                    J.P. Morgan Investment Management Inc.
  Growth Opportunities                             Invesco Advisers, Inc.


(Underlying Funds continued on next page)



UNDERLYING FUNDS:                                          MANAGED BY:
  High-Yield Bond                                          PineBridge Investments LLC
  International Diversified Equities                       Morgan Stanley Investment Management Inc.
  International Growth and Income                          Putnam Investment Management, LLC
  Invesco V.I. American Franchise Fund, Series II Shares   Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund, Series II Shares             Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund, Series II Shares    Invesco Advisers, Inc.
  Lord Abbett Growth and Income                            Lord, Abbett & Co. LLC
  Managed Allocation Balanced                              SunAmerica Asset Management, LLC
  Managed Allocation Growth                                SunAmerica Asset Management, LLC
  Managed Allocation Moderate                              SunAmerica Asset Management, LLC
  Managed Allocation Moderate Growth                       SunAmerica Asset Management, LLC
  Mid-Cap Growth                                           J.P. Morgan Investment Management Inc.
  Natural Resources                                        Wellington Management Company LLP
  Real Estate                                              FIAM LLC
  Real Return                                              Wellington Management Company LLP
  SA AB Growth                                             AllianceBernstein L.P.
  SA BlackRock Multi-Asset Income                          BlackRock Investment Management, LLC
  SA BlackRock VCP Global Multi Asset Portfolio            BlackRock Investment Management, LLC
  SA Index Allocation 90/10 Portfolio(3)                   SunAmerica Asset Management, LLC
  SA Index Allocation 80/20 Portfolio(3)                   SunAmerica Asset Management, LLC
  SA Index Allocation 60/40 Portfolio(3)                   SunAmerica Asset Management, LLC
  SA Janus Focused Growth(4)                               Janus Capital Management, LLC(4)
  SA JPMorgan MFS Core Bond                                J.P. Morgan Investment Management Inc. and Massachusetts
                                                           Financial Services Company
  SA Legg Mason BW Large Cap Value                         Brandywine Global Investment Management, LLC
  SA MFS Massachusetts Investors Trust                     Massachusetts Financial Services Company
  SA MFS Total Return                                      Massachusetts Financial Services Company
  SA Schroders VCP Global Allocation Portfolio             Schroder Investment Management North America Inc.
  SA T. Rowe Price VCP Balanced Portfolio                  T. Rowe Price Associates, Inc.
  Small & Mid Cap Value                                    AllianceBernstein L.P.
  Small Company Value                                      Franklin Advisory Services, LLC
  Strategic Multi-Asset(2)                                 Wellington Management Company LLP
  SunAmerica Dynamic Allocation Portfolio                  SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SunAmerica Dynamic Strategy Portfolio                    SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  Technology                                               Columbia Management Investment Advisers, LLC
  Telecom Utility                                          Massachusetts Financial Services Company
  Ultra Short Bond Portfolio                               Dimensional Fund Advisors LP
  VCP Managed Asset Allocation SAST Portfolio              Capital Research and Management Company(1)
  VCP Total Return Balanced Portfolio                      Pacific Investment Management Company LLC
  VCP Value Portfolio                                      Invesco Advisers, Inc.



1 Capital Research and Management Company manages the corresponding Master Fund
  (defined under GLOSSARY below) in which the Underlying Fund invests. The investment advisor of the Feeder Funds is SAAMCo.



2 On September 26, 2016, the following portfolios are available for investment:
  Asset Allocation: Diversified Growth managed by Putnam Investment
  Management, LLC and Strategic Multi-Asset managed by Wellington Management Company LLP.



3 On or about February 6, 2017, the following portfolios managed by SunAmerica
  Asset Management, LLC are available for investment: SA Index Allocation 90/10 Portfolio, SA Index Allocation 80/20 Portfolio and SA Index Allocation 60/40 Portfolio.



4 On June 30, 2016, the SunAmerica Series Trust "SA Marsico Focused Growth
  Portfolio" changed its name to "SA Janus Focused Growth Portfolio," and its investment manager changed from "Marsico Capital Management, LLC" to "Janus Capital Management, LLC."



                                       2

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                               TABLE OF CONTENTS
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GLOSSARY....................................................   4
HIGHLIGHTS..................................................   5
FEE TABLE...................................................   7
      Maximum Owner Transaction Expenses....................   7
      Contract Maintenance Fee..............................   7
      Separate Account Charges..............................   7
      Additional Optional Feature Fees......................   7
        Optional Polaris Income Plus, Polaris Income
           Builder and Polaris Income Plus Daily Fee........   7
      Total Annual Portfolio Operating Expenses.............   7
MAXIMUM AND MINIMUM EXPENSE EXAMPLES........................   9
THE POLARIS PLATINUM III
  VARIABLE ANNUITY..........................................  10
PURCHASING A POLARIS PLATINUM III
  VARIABLE ANNUITY..........................................  10
      Allocation of Purchase Payments.......................  11
      Early Access Feature..................................  12
      Accumulation Units....................................  12
      Free Look.............................................  13
      Exchange Offers.......................................  13
      Important Information for Military Servicemembers.....  13
INVESTMENT OPTIONS..........................................  13
      Variable Portfolios...................................  13
        AIM Variable Insurance Funds (Invesco Variable
           Insurance Funds).................................  14
        Franklin Templeton Variable Insurance Products
           Trust............................................  14
        Goldman Sachs Variable Insurance Trust..............  14
        Lord Abbett Series Fund, Inc........................  14
        Anchor Series Trust.................................  14
        Seasons Series Trust................................  14
        SunAmerica Series Trust.............................  14
      Substitution, Addition or Deletion of Variable
        Portfolios..........................................  18
      Fixed Accounts........................................  18
      Dollar Cost Averaging Fixed Accounts..................  18
      Dollar Cost Averaging Program.........................  19
      Polaris Portfolio Allocator Program...................  19
      50%-50% Combination Model Program.....................  22
      Transfers During the Accumulation Phase...............  23
      Automatic Asset Rebalancing Program...................  26
      Voting Rights.........................................  26
ACCESS TO YOUR MONEY........................................  26
      Free Withdrawal Amount................................  27
      Systematic Withdrawal Program.........................  28
      Nursing Home Waiver...................................  28
      Minimum Contract Value................................  28
      Qualified Contract Owners.............................  28
OPTIONAL LIVING BENEFITS....................................  28
      Polaris Income Plus, Polaris Income Builder and
        Polaris Income Plus Daily...........................  31
ADDITIONAL IMPORTANT INFORMATION
  APPLICABLE TO ALL OPTIONAL LIVING BENEFITS................  41
MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE
  PLUS AND MARKETLOCK FOR LIFE EXTENSION
  PARAMETERS................................................  44
DEATH BENEFITS..............................................  46
      Beneficiary Continuation Programs.....................  47
      Death Benefit Defined Terms...........................  48
      Death Benefit Options.................................  49
      Standard Death Benefit................................  49
      Optional Maximum Anniversary Value Death Benefit......  49
      Spousal Continuation..................................  49
EXPENSES....................................................  50
      Separate Account Charges..............................  50
      Withdrawal Charges....................................  50
      Underlying Fund Expenses..............................  51
      Contract Maintenance Fee..............................  51
      Transfer Fee..........................................  51
      Optional Living Benefit Fees..........................  51


      Optional Polaris Income Plus, Polaris Income Builder
        and Polaris Income Plus Daily Living Benefit Fee....  52
      Optional Maximum Anniversary Value Death Benefit
        Fee.................................................  52
      Optional Early Access Feature Fee.....................  52
      Premium Tax...........................................  52
      Income Taxes..........................................  52
      Reduction or Elimination of Fees, Expenses and
        Additional Amounts Credited.........................  52
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF
  THE CONTRACT..............................................  53
ANNUITY INCOME OPTIONS......................................  54
      The Income Phase......................................  54
      Annuity Income Options................................  55
      Fixed or Variable Annuity Income Payments.............  56
      Annuity Income Payments...............................  56
      Transfers During the Income Phase.....................  56
      Deferment of Payments.................................  56
TAXES.......................................................  56
      Annuity Contracts in General..........................  57
      Tax Treatment of Distributions - Non-Qualified
        Contracts...........................................  57
      Tax Treatment of Distributions - Qualified Contracts..  58
      Required Minimum Distributions........................  59
      Tax Treatment of Death Benefits.......................  59
      Tax Treatment of Optional Living Benefits.............  59
      Contracts Owned by a Trust or Corporation.............  60
      Foreign Account Tax Compliance ("FATCA")..............  60
      Other Withholding Tax.................................  60
      Gifts, Pledges and/or Assignments of a Contract.......  60
      Diversification and Investor Control..................  60
OTHER INFORMATION...........................................  61
      The Distributor.......................................  61
      The Company...........................................  61
      The Separate Account..................................  62
      The General Account...................................  62
      Financial Statements..................................  63
      Administration........................................  63
      Legal Proceedings.....................................  64
      Registration Statements...............................  64
CONTENTS OF STATEMENT OF ADDITIONAL
  INFORMATION...............................................  64
APPENDIX A - CONDENSED FINANCIAL INFORMATION................ A-1
APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.............................................. B-1
APPENDIX C - FORMULA AND EXAMPLES OF
  CALCULATIONS OF THE POLARIS INCOME PLUS,
  POLARIS INCOME BUILDER AND POLARIS INCOME
  PLUS DAILY FEE............................................ C-1
APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES.............. D-1
APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY............................................... E-1
APPENDIX F - LIVING BENEFITS FOR CONTRACTS
  ISSUED PRIOR TO DECEMBER 19, 2016......................... F-1
APPENDIX G - DEATH BENEFITS AND SPOUSAL
  CONTINUATION DEATH BENEFITS FOR CONTRACTS
  ISSUED PRIOR TO JANUARY 23, 2012.......................... G-1
APPENDIX H - WITHDRAWAL CHARGE SCHEDULE,
  FREE WITHDRAWAL AMOUNT AND
  CONTRACT MAINTENANCE FEE FOR CONTRACTS
  ISSUED PRIOR TO JULY 18, 2011............................. H-1



                                       3

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                                    GLOSSARY
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FEEDER FUNDS - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: American Funds Global Growth SAST, American Funds Growth SAST, American Funds Growth-Income SAST, American Funds Asset Allocation SAST, and VCP Managed Asset Allocation SAST Variable Portfolios.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first NYSE business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange.


OWNER - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.


PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

PURCHASE PAYMENTS LIMIT - $1,000,000 for contracts issued on or after May 1, 2014. $1,500,000 for contracts issued prior to May 1, 2014.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of certain living benefits, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, BAD CHARACTERLord Abbett Series Fund, Inc., Seasons Series Trust, and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       4

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                                   HIGHLIGHTS
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The Polaris Platinum III Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.


FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.


EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges which equal 1.30% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect certain optional features, we may charge additional fees. Your contract provides for a free withdrawal amount each year. A separate withdrawal charge schedule applies to each Purchase Payment. After a Purchase Payment has been in the contract for 7 complete years, or 4 complete years if you elect the Early Access feature, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE THE FEE TABLE, PURCHASING A POLARIS PLATINUM III VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing an optional living benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.


You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.


DEATH BENEFIT: A standard death benefit is available and in addition, an optional death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


                                       5

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. IF YOU ARE ELECTING A LIVING BENEFIT, YOU MAY BE PURCHASING THIS VARIABLE ANNUITY AS A LONG TERM INVESTMENT. YOU SHOULD CONSIDER WHETHER ANY BENEFITS OF ELECTING THE OPTIONAL EARLY ACCESS FEATURE WITH A SHORTER WITHDRAWAL CHARGE SCHEDULE AND A HIGHER SEPARATE ACCOUNT CHARGE WOULD OUTWEIGH THIS PRODUCT'S LONGER WITHDRAWAL CHARGE SCHEDULE AND A LOWER SEPARATE ACCOUNT CHARGE, PARTICULARLY IF YOU ARE SEEKING GUARANTEED INCOME. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       6

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                                   FEE TABLE
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THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES


MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each Purchase Payment)(1)..... 8%

TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.


PREMIUM TAX(2)..... 3.5%

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE(3)..... $50


SEPARATE ACCOUNT CHARGES

(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Separate Account Charge(4)......................... 1.30%
  Optional Maximum Anniversary Value Death
     Benefit Fee..................................... 0.25%
                                                      ----
  Optional Early Access Fee(5)....................... 0.40%
                                                      ----
     Maximum Separate Account Annual Expenses(6)..... 1.95%
                                                      ====

ADDITIONAL OPTIONAL FEATURE FEES

You may elect one of the following optional living benefits, Polaris Income Plus, Polaris Income Builder or Polaris Income Plus Daily below, each of which are guaranteed minimum withdrawal benefits:


OPTIONAL POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE
(calculated as a percentage of the Income Base)(7)


                                                   MAXIMUM
                                INITIAL ANNUAL     ANNUAL
NUMBER OF COVERED PERSONS         FEE RATE(8)    FEE RATE(8)
------------------------------ ---------------- ------------
  For One Covered Person......      1.10%          2.20%
  For Two Covered Persons.....      1.35%          2.70%

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(AS OF DECEMBER 31, 2015)

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(9)   MAXIMUM(9)
-------------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses and
12b-1 fees, if applicable)..................    0.55%        2.20%


FOOTNOTES TO THE FEE TABLE:

 1 Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 or 4 years as follows:


YEARS SINCE RECEIPT OF PURCHASE PAYMENTS.....   1    2    3    4    5    6    7    8    9   10+
  Without Early Access feature............... 8%   7%   6%   5%   4%   3%   2%   0%   0%    0%
  With Early Access feature.................. 8%   7%   6%   5%   0%   0%   0%   0%   0%    0%

     If you purchased your contract prior to July 18, 2011, the Withdrawal Charge Schedule applicable to your contract is detailed in APPENDIX H.

     Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL AMOUNT BELOW.

 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more. If you purchased your contract prior to June 20, 2011, the contract maintenance fee is $35 and assessed annually, the fee may be waived if contract value is $50,000 or more.

 4 If you do not elect any optional features, your total separate account annual expenses would be 1.30%. If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.

 5 The Early Access feature is available on contracts issued on or after May 2, 2016. The fee depends on the number of years since you purchased your contract as follows:


  CONTRACT YEAR
-----------------
  1-4..... 0.40%
  5+......  none


                                       7

 6 If you purchased your contract prior to January 23, 2012, you may have elected the Combination HV & Roll-Up death benefit which is no longer available for election. If you elected the Combination HV & Roll-Up death benefit, your Maximum Separate Account Annual Expenses would be 1.95%. Please see APPENDIX G for details regarding this death benefit.


 7 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to December 19, 2016, please see APPENDIX F for a description of the living benefit you may have elected.


 8 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE.

 Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SA BlackRock VCP Global Multi Asset Portfolio, SA Schroders VCP Global Allocation Portfolio, SA
 T. Rowe Price VCP Balanced Portfolio, SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio, VCP Managed Asset Allocation SAST Portfolio, VCP Total Return Balanced Portfolio or VCP Value Portfolio. Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased due to VIX indexing and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Conversely, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.


                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.25%
   Two Covered Persons           0.60%            (+or-)0.25%

   * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).

 9 The maximum expense is for an Underlying Fund of Anchor Series Trust, as of its fiscal year ended December 31, 2015. There is a contractual agreement with Anchor Series Trust under which it will waive 1.03% of its fee and the fee is 1.17% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.17%. The contractual agreement with Anchor Series Trust will continue until at least April 30, 2017 and may not be terminated prior to that date without the approval of the Anchor Series Trust Board of Trustees. The minimum expense is for an Underlying Fund of Goldman Sachs Variable Insurance Trust as of its fiscal year ended December 31, 2015.


                                       8

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.


The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.




MAXIMUM EXPENSE EXAMPLES
(assuming separate account annual expenses of 1.95% (including the optional Maximum Anniversary Value death benefit and the Early Access feature), the optional Polaris Income Plus feature (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.70% for remaining years) and investment in an Underlying Fund with total expenses of 2.20%*)

(1)   If you surrender your contract at the end of the applicable time period:


   1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------   ---------   ---------   ---------
  $1,276      $2,500      $3,196      $6,226

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $476     $1,900      $3,196      $6,226


MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.30%, no election of optional features and investment in an Underlying Fund with total expenses of 0.55%)






(1)   If you surrender your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $993     $1,197      $1,426      $2,222

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $193     $597        $1,026      $2,222


EXPLANATION OF EXPENSE EXAMPLES



1. The Maximum Expense Examples reflect the highest possible combination of charges. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $75,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the Polaris Income Plus fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year.

4. Expense Examples with election of the Early Access feature reflect the Early Access withdrawal charge schedule and the applicable feature fee.

5. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

* The 1 year Maximum Expense Example reflect the Anchor Series Trust 1.03% fee waiver.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.


                                       9

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                            THE POLARIS PLATINUM III

                                VARIABLE ANNUITY
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When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     o Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     o Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     o Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     o Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation Phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

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                       PURCHASING A POLARIS PLATINUM III

                                VARIABLE ANNUITY
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An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.


                                                               MINIMUM
                                                 MINIMUM      AUTOMATIC
                           MINIMUM INITIAL     SUBSEQUENT     SUBSEQUENT
                               PURCHASE         PURCHASE       PURCHASE
                               PAYMENT*          PAYMENT       PAYMENT
        Qualified         $ 4,000             $500           $100
      Non-Qualified       $10,000             $500           $100

* If you purchased your contract through certain broker-dealers, the minimum initial Purchase Payment may be higher than the amounts shown in this table.


Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100 if you have not elected a Living Benefit feature. We will not accept subsequent Purchase Payments from contract Owners age 86 or older. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary. For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval. The terms creating any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.



                                       10



NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.


At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities.


Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


MAXIMUM ISSUE AGE


We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract Owners age 86 or older. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR SPECIFIC INFORMATION.



TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


JOINT OWNERSHIP

We allow this contract to be jointly owned by spouses (as determined for federal tax law purposes). The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. There are also states that require us to issue the contract to non-spousal joint Owners. However, non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract. Therefore, the ability of such non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.


                                       11



An initial Purchase Payment will be priced within two NYSE business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Centers at the following addresses:

American General Life Insurance Company
Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330

US Life (New York contracts only)
Annuity Service Center
P.O. Box 100357
Pasadena, CA 91189-0357

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

American General Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

US Life (New York contracts only)
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.


EARLY ACCESS FEATURE

For an additional annualized fee of 0.40% of the average daily ending net asset value allocated to the Variable Portfolios in contract years 1-4, you may elect the optional Early Access feature when you purchase the contract. This feature reduces the length of the withdrawal charge schedule associated with each Purchase Payment from 7 years to 4 years. The fee for this feature terminates on your fifth contract anniversary. PLEASE SEE CHART AND EXPENSES BELOW.


 CONTRACT YEAR                         1-4       5+
 OPTIONAL EARLY ACCESS FEATURE FEE    0.40%     none

The Early Access feature is available on contracts issued on or after May 2, 2016. This feature may not be available through your broker-dealer. Please check with your financial representative for availability. We reserve the right to modify, suspend or terminate the Early Access feature at any time for prospectively issued contracts.


ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next NYSE business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We determine the value of each Accumulation Unit at the close of the NYSE every NYSE business day, by multiplying the Accumulation Unit value for the immediately preceding NYSE business day by a factor for the current NYSE business day. The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


                                       12



     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.


If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.


If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in a money market or similar portfolio during the free look period. If we place your money in a money market or similar portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts we offer.


The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor's or subadvisor's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract owners.


Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable



                                       13




to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or Master-Feeder Funds, as defined below. Fund-of-Funds and Master-Feeder Funds require you to pay fees and expenses at both fund levels. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds held in the Fund-of-Funds structure. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.


Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds' overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. These risk management techniques help us to manage our financial exposure in connection with certain guaranteed benefits and could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.


You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Underlying Funds you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports. Please consult your independent financial representative regarding which of these Variable Portfolios are appropriate for your risk structure.


The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund. The Underlying Funds along with their respective advisors are listed below.


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES


     Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").



     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES


     Franklin Advisers, Inc. is the investment advisor to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Founding Funds Allocation VIP Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment advisor.



     GOLDMAN SACHS VARIABLE INSURANCE TRUST -- CLASS SERVICE SHARES


     Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust ("GST").



     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES


     Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. ("LASF").



     SAAMCO MANAGED TRUSTS


     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for the Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.



     ANCHOR SERIES TRUST -- CLASS 3 SHARES


     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").



     SEASONS SERIES TRUST -- CLASS 3 SHARES


     SAAMCo is the investment advisor and various managers are subadvisors to Seasons Series Trust ("SST").



     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES


     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").



                                       14



            MASTER-FEEDER FUNDS


            SAST also offers Master-Feeder Funds. Capital Research and Management Company is the investment advisor of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment advisor to the Feeder Funds.


            Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

            Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

            Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment advisor to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.



            SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO AND SUNAMERICA DYNAMIC STRATEGY PORTFOLIO


            SAST also offers the SunAmerica Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and the SunAmerica Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). SAAMCo is the investment advisor of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. AllianceBernstein L.P. is the subadvisor (the "Subadvisor") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.

            The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. In addition, the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadvisor. This managed volatility strategy may reduce the incidence of extreme outcomes including the probability of large gains or losses. As a result, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. The formula used by the Subadvisor may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment advisor and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.



            SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO
            SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO
            SA T. ROWE PRICE VCP BALANCED PORTFOLIO
            VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO
            VCP TOTAL RETURN BALANCED PORTFOLIO
            VCP VALUE PORTFOLIO

            The Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. In addition, these Variable Portfolios may enable the Company to more efficiently manage its financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses. As a result, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST AND THE AMERICAN FUNDS INSURANCE SERIES MASTER FUND FOR DETAILS.


           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                                       15




UNDERLYING FUNDS                                 MANAGED BY:                                        TRUST    ASSET CLASS
----------------------------------------------   ----------------------------------------------   --------   ------------------
Aggressive Growth                                Wells Capital Management Incorporated            SAST       STOCK
American Funds Asset Allocation SAST             Capital Research and Management Company          SAST       ASSET ALLOCATION
American Funds Global Growth SAST                Capital Research and Management Company          SAST       STOCK
American Funds Growth SAST                       Capital Research and Management Company          SAST       STOCK
American Funds Growth-Income SAST                Capital Research and Management Company          SAST       STOCK
Asset Allocation                                 Edge Asset Management, Inc.                      AST        ASSET ALLOCATION
Asset Allocation: Diversified Growth             Putnam Investment Management, LLC                SST        ASSET ALLOCATION
Balanced                                         J.P. Morgan Investment Management Inc.           SAST       ASSET ALLOCATION
Blue Chip Growth                                 Massachusetts Financial Services Company         SAST       STOCK
Capital Appreciation                             Wellington Management Company LLP                AST        STOCK
Capital Growth                                   The Boston Company Asset Management, LLC         SAST       STOCK
Corporate Bond                                   Federated Investment Management Company          SAST       BOND
"Dogs" of Wall Street*                           SunAmerica Asset Management, LLC                 SAST       STOCK
Emerging Markets                                 J.P. Morgan Investment Management Inc.           SAST       STOCK
Equity Opportunities                             OppenheimerFunds, Inc.                           SAST       STOCK
Foreign Value                                    Templeton Investment Counsel, LLC                SAST       STOCK
Franklin Founding Funds Allocation VIP Fund      Franklin Templeton Services, LLC                 FTVIPT     ASSET ALLOCATION
Franklin Income VIP Fund                         Franklin Advisers, Inc.                          FTVIPT     ASSET ALLOCATION
Fundamental Growth                               Wells Capital Management Incorporated            SAST       STOCK
Global Bond                                      Goldman Sachs Asset Management International     SAST       BOND
Global Equities                                  J.P. Morgan Investment Management Inc.           SAST       STOCK
Goldman Sachs VIT Government Money               Goldman Sachs Asset Management, L.P.             GST        CASH
 Market Fund
Government and Quality Bond                      Wellington Management Company LLP                AST        BOND
Growth                                           Wellington Management Company LLP                AST        STOCK
Growth-Income                                    J.P. Morgan Investment Management Inc.           SAST       STOCK
Growth Opportunities                             Invesco Advisers, Inc.                           SAST       STOCK
High-Yield Bond                                  PineBridge Investments LLC                       SAST       BOND
International Diversified Equities               Morgan Stanley Investment Management Inc.        SAST       STOCK
International Growth and Income                  Putnam Investment Management, LLC                SAST       STOCK
Invesco V.I. American Franchise Fund,            Invesco Advisers, Inc.                           AVIF       STOCK
 Series II Shares*
Invesco V.I. Comstock Fund, Series II            Invesco Advisers, Inc.                           AVIF       STOCK
 Shares*
Invesco V.I. Growth and Income Fund,             Invesco Advisers, Inc.                           AVIF       STOCK
 Series II Shares
Lord Abbett Growth and Income                    Lord, Abbett & Co. LLC                           LASF       STOCK
Managed Allocation Balanced                      SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
Managed Allocation Growth                        SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
Managed Allocation Moderate                      SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
Managed Allocation Moderate Growth               SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
Mid-Cap Growth                                   J.P. Morgan Investment Management Inc.           SAST       STOCK
Natural Resources                                Wellington Management Company LLP                AST        STOCK
Real Estate                                      FIAM LLC                                         SAST       STOCK
Real Return                                      Wellington Management Company LLP                SST        BOND
SA AB Growth                                     AllianceBernstein L.P.                           SAST       STOCK
SA BlackRock Multi-Asset Income                  BlackRock Investment Management, LLC             AST        ASSET ALLOCATION
SA BlackRock VCP Global Multi Asset              BlackRock Investment Management, LLC             SAST       ASSET ALLOCATION
 Portfolio
SA Index Allocation 90/10                        SunAmerica Asset Management, LLC                 SAST       ASSET ALLOCATION
SA Index Allocation 80/20                        SunAmerica Asset Management, LLC                 SAST       ASSET ALLOCATION
SA Index Allocation 60/40                        SunAmerica Asset Management, LLC                 SAST       ASSET ALLOCATION
SA Janus Focused Growth                          Janus Capital Management, LLC                    SAST       STOCK
SA JPMorgan MFS Core Bond                        J.P. Morgan Investment Management Inc. and       SAST       BOND
                                                 Massachusetts Financial Services Company
SA Legg Mason BW Large Cap Value                 Brandywine Global Investment Management, LLC     SAST       STOCK
SA MFS Massachusetts Investors Trust*            Massachusetts Financial Services Company         SAST       STOCK
SA MFS Total Return*                             Massachusetts Financial Services Company         SAST       ASSET ALLOCATION
SA Schroders VCP Global Allocation Portfolio     Schroder Investment Management North America     SAST       ASSET ALLOCATION
                                                 Inc.
SA T. Rowe Price VCP Balanced Portfolio          T. Rowe Price Associates, Inc.                   SAST       ASSET ALLOCATION
Small & Mid Cap Value                            AllianceBernstein L.P.                           SAST       STOCK
Small Company Value                              Franklin Advisory Services, LLC                  SAST       STOCK
Strategic Multi-Asset                            Wellington Management Company LLP                AST        ASSET ALLOCATION



                                       16


UNDERLYING FUNDS                           MANAGED BY:                                       TRUST    ASSET CLASS
----------------------------------------   ----------------------------------------------   -------   -----------------
SunAmerica Dynamic Allocation Portfolio    SunAmerica Asset Management, LLC and             SAST      ASSET ALLOCATION
                                           AllianceBernstein L.P.
SunAmerica Dynamic Strategy Portfolio      SunAmerica Asset Management, LLC and             SAST      ASSET ALLOCATION
                                           AllianceBernstein L.P.
Technology                                 Columbia Management Investment Advisers, LLC     SAST      STOCK
Telecom Utility                            Massachusetts Financial Services Company         SAST      STOCK
Ultra Short Bond Portfolio                 Dimensional Fund Advisors LP                     SAST      BOND
VCP Managed Asset Allocation SAST          Capital Research and Management Company          SAST      ASSET ALLOCATION
 Portfolio
VCP Total Return Balanced Portfolio        Pacific Investment Management Company LLC        SAST      ASSET ALLOCATION
VCP Value Portfolio                        Invesco Advisers, Inc.                           SAST      ASSET ALLOCATION

* "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.


YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.AIG.COM/GETPROSPECTUS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.



                                       17



SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts. Allocations to the Fixed Accounts, including the Secure Value Account, are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

If you elect certain living benefits, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with election of these Living Benefits and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" UNDER OPTIONAL LIVING BENEFITS.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instructions on file.

If your contract was issued on or after October 1, 2013, the 2-Year DCA Fixed Account is not available for investment. For contracts issued prior to October 1, 2013, without election of a Living Benefit, the 2-Year DCA Fixed Account


                                       18



will remain available for subsequent Purchase Payments on contracts issued initially with the 2-Year DCA Fixed Account. The minimum subsequent Purchase Payment that you must invest for the 2-Year DCA Fixed Account is $2,400.


DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

If you elect the Early Access feature in some states, you may not invest initial and/or subsequent Purchase Payments in the available DCA Fixed Accounts.



DOLLAR COST AVERAGING PROGRAM


The DCA Program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA Program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.

The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as source accounts exclusively to facilitate the DCA Program for a specified time period. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA Program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.

The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.



     EXAMPLE OF DCA PROGRAM:


     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:



 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY TIME AND WE WILL PROVIDE YOU NOTICE AT LEAST 30 DAYS PRIOR TO MODIFICATION, SUSPENSION OR TERMINATION OF THE DCA PROGRAM. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE DCA PROGRAM, WE WILL TRANSFER THE REMAINING MONEY ACCORDING TO YOUR CURRENT DCA TARGET ALLOCATIONS ON FILE.



POLARIS PORTFOLIO ALLOCATOR PROGRAM


PROGRAM DESCRIPTION

The Polaris Portfolio Allocator program is offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the four Portfolio


                                       19




Allocator Models designed to assist in meeting your stated investment goals. Each Portfolio Allocator Model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The models allocate among the various asset classes to attempt to match certain combinations of investors' investment time horizon and risk tolerance. Please consult your financial representative about investment in the Polaris Portfolio Allocator program.

EFFECTIVE ON FEBRUARY 6, 2017, DUE TO PENDING REGULATORY CHANGES WE WILL NO LONGER OFFER THE POLARIS PORTFOLIO ALLOCATOR PROGRAM. If you are currently invested in a Polaris Portfolio Allocator Model, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file.



ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM


You may enroll in the Polaris Portfolio Allocator program by electing a Portfolio Allocator Model when you purchase your variable annuity prior to February 6, 2017 by contacting our Annuity Service Center. You should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Portfolio Allocator Model through the DCA program prior to February 6, 2017. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.


FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017

You may only invest in one Portfolio Allocator Model at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Portfolio Allocator Model. If you: 1) attempt to allocate a portion of your Purchase Payment outside of your elected Portfolio Allocator Model, or 2) if you invest in any Variable Portfolios in addition to investment in a Portfolio Allocator Model under this program, such an investment may no longer be consistent with the Portfolio Allocator Model's intended objectives and therefore, will effectively terminate your election of the Polaris Portfolio Allocator Model. If your election of the Polaris Portfolio Allocator Model is terminated, your investment will remain allocated to the same Variable Portfolios and in the same amounts as before the program was terminated; however, your investment will no longer be deemed to be in a Polaris Portfolio Allocator Model.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Portfolio Allocator Model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Portfolio Allocator Model, your investment may no longer be consistent with the Portfolio Allocator Model's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Portfolio Allocator Model to another Portfolio Allocator Model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Portfolio Allocator Model as your current investment unless we receive different instructions from you prior to February 6, 2017. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.



REBALANCING THE MODELS


You can elect to have your investment in the Portfolio Allocator Models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. If you choose to make investments outside of a Portfolio Allocator Model, only those Variable Portfolios within the Portfolio Allocator Model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Portfolio Allocator Model cannot be rebalanced if you wish to maintain your current Portfolio Allocator Model allocations.

Over time, the Portfolio Allocator Model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Portfolio Allocator Model rebalanced at least annually, then your investment may no longer be consistent with the Portfolio Allocator Model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Portfolio Allocator Model's allocations in line with your investment goals.



                                       20



Finally, changes in investment objectives or management of the Underlying Funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.


IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM


The Portfolio Allocator Models are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Portfolio Allocator Model should be revised or whether it remains appropriate to invest in accordance with any particular Portfolio Allocator Model.

The Polaris Portfolio Allocator Program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator Models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have better investment returns investing in a single asset class than in a Portfolio Allocator Model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Portfolio Allocator Model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Portfolio Allocator Models represent suggested allocations that are provided to you as general guidance. You should determine if one of the Portfolio Allocator Models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Portfolio Allocator Models can be obtained from your financial representative.


POLARIS PORTFOLIO ALLOCATOR MODELS

(EFFECTIVE MAY 2, 2016 THROUGH FEBRUARY 5, 2017)




          VARIABLE PORTFOLIOS              MODEL 1     MODEL 2     MODEL 3     MODEL 4
 American Funds Global Growth SAST            2.0%        3.0%        4.0%       6.0%
 American Funds Growth-Income SAST            0.0%        0.0%        1.0%       4.0%
 Blue Chip Growth                             2.0%        3.0%        4.0%       4.0%
 Capital Appreciation                         3.0%        3.0%        4.0%       5.0%
 Capital Growth                               2.0%        3.0%        3.0%       4.0%
 Corporate Bond                              10.0%        8.0%        7.0%       1.0%
 "Dogs" of Wall Street                        3.0%        3.0%        3.0%       5.0%
 Emerging Markets                             0.0%        1.0%        2.0%       2.0%
 Equity Opportunities                         3.0%        4.0%        4.0%       6.0%
 Foreign Value                                3.0%        3.0%        3.0%       4.0%
 Global Bond                                  4.0%        4.0%        2.0%       2.0%
 Government and Quality Bond                  8.0%        8.0%        7.0%       2.0%
 Growth-Income                                6.0%        7.0%        8.0%       8.0%
 High-Yield Bond                              4.0%        3.0%        2.0%       0.0%
 International Diversified Equities           3.0%        3.0%        4.0%       5.0%
 Invesco V.I. Comstock Fund, Series II
   Shares                                     5.0%        5.0%        6.0%       8.0%
 Invesco V.I. Growth and Income Fund,
   Series II Shares                           6.0%        7.0%        8.0%       8.0%
 Real Estate                                  0.0%        0.0%        0.0%       1.0%
 Real Return                                  5.0%        3.0%        2.0%       0.0%
 SA AB Growth                                 1.0%        1.0%        1.0%       2.0%
 SA Janus Focused Growth                      0.0%        1.0%        1.0%       2.0%
 SA JPMorgan MFS Core Bond                   17.0%       13.0%       10.0%       5.0%
 SA Legg Mason BW Large Cap Value             4.0%        4.0%        4.0%       5.0%
 SA MFS Massachusetts Investors
   Trust                                      6.0%        6.0%        7.0%       8.0%
 Small & Mid Cap Value                        1.0%        1.0%        1.0%       2.0%
 Small Company Value                          0.0%        2.0%        2.0%       1.0%
 Ultra Short Bond                             2.0%        1.0%        0.0%       0.0%
                                 TOTAL        100%        100%        100%       100%



The Polaris Portfolio Allocator Models listed above are those that are currently available through February 5, 2017. Effective on February 6, 2017, the Polaris Portfolio Allocator Program will no longer be offered. Once you invest in a Portfolio Allocator Model, the percentages of your contract value allocated to each Variable Portfolio within a Portfolio Allocator Model will not be changed by us. If you purchased your contract prior to the current allocations of the Portfolio Allocator Models specified above, any subsequent Purchase Payments will be invested in the same Portfolio Allocator Model as your current investment and will not be invested in the Portfolio Allocator Model allocations specified above unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.

If you invested in a Polaris Portfolio Allocator Model prior to February 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as



                                       21




before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model.


We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, YOUR INVESTMENT WILL REMAIN IN THE SAME VARIABLE PORTFOLIOS AND IN THE SAME AMOUNTS AND WEIGHTS AS BEFORE THE PROGRAM WAS SUSPENDED OR TERMINATED; HOWEVER, YOUR INVESTMENT WILL NO LONGER BE DEEMED TO BE IN A PORTFOLIO ALLOCATOR MODEL.



50%-50% COMBINATION MODEL PROGRAM

PROGRAM DESCRIPTION


The 50%-50% Combination Model Program is offered to you to assist in diversifying your investment across various asset classes. The 50%-50% Combination Model Program allows you to choose from one of the four 50%-50% Combination Models ("Combination Models") designed to assist in meeting your stated investment goals prior to February 6, 2017.


Each of the Combination Models allocate 50% of your investment in a Polaris Portfolio Allocator Model and the remaining 50% in a corresponding Managed Allocation Portfolio to attempt to match a stated investment time horizon and risk tolerance. Each Managed Allocation Portfolio is a Fund-of-Funds managed by SunAmerica Asset Management, LLC. The 50% of your investment allocated to the Polaris Portfolio Allocator Model is considered "static" because the composition of the Polaris Portfolio Allocator Model will not be changed by us and is not actively managed. However, the 50% of your investment allocated to the Managed Allocation Portfolio is considered "active" because each Managed Allocation Portfolio is an Underlying Fund that SunAmerica Asset Management, LLC manages in order to maintain the investment objective of the Managed Allocation Portfolio. FOR MORE INFORMATION, PLEASE SEE POLARIS PORTFOLIO ALLOCATOR PROGRAM ABOVE.


ENROLLING AND INVESTING IN THE COMBINATION MODEL PROGRAM


You may enroll in the Combination Model Program by electing a Combination Model when you purchase your variable annuity prior to February 6, 2017 by contacting our Annuity Service Center. You should determine the Combination Model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a Combination Model by providing a written reallocation request, calling our Annuity Service Center or logging into our website.

EFFECTIVE ON FEBRUARY 6, 2017, THE COMBINATION MODEL PROGRAM AND POLARIS PORTFOLIO ALLOCATOR PROGRAM WILL NO LONGER BE OFFERED. If you are currently invested in a Combination Model, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Combination Model Program and Polaris Portfolio Allocator Program were terminated; however, the investment will no longer be considered to be a 50%-50% Combination Model and you may no longer trade into any other Combination Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file.

You may also choose to invest gradually into a Combination Model through the DCA program prior to February 6, 2017. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.


FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017


You may only invest in one Combination Model at a time and participation in the Combination Model Program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Combination Model. If you: 1) attempt to allocate a portion of your Purchase Payment outside of your elected Combination Model, or 2) if you invest in any Variable Portfolios in addition to investment in a Combination Model under this program, such an investment may no longer be consistent with the Combination Model's intended objectives and therefore, will effectively terminate your election of the Combination Model. If your election of the Combination Model is terminated, your investment will remain allocated to the same Variable Portfolios and in the same amounts as before the program was terminated; however, your investment will no longer be deemed to be in a Combination Model.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the elected Combination Model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Combination Model, your investment may no longer be consistent with the Combination Model's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Combination Model to another Combination Model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and we will


                                       22



automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM BELOW.


A subsequent Purchase Payment will be invested in the same Combination Model as your current investment unless we receive different instructions from you prior to February 6, 2017. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions, and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.



REBALANCING THE COMBINATION MODELS

You can elect to have your investment in the Combination Models rebalanced quarterly, semi-annually or annually to maintain the target asset allocation among the Variable Portfolios of the Combination Model you selected. If you make such an election to rebalance, both the allocation to the Polaris Portfolio Allocator Model and the Managed Allocation Portfolio will be rebalanced to equal the 50%-50% split discussed above. The investments in the Underlying Funds of each Managed Allocation Portfolio are not rebalanced as part of the Combination Model Program.


Over time, the Combination Model you elect may no longer align with its original investment objective due to the effects of Underlying Fund performance and changes in the Underlying Funds' investment objectives. Therefore, if you do not elect to have your investment in the Combination Model rebalanced at least annually, then your investment may no longer be consistent with the Combination Model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Portfolio Allocator Model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.



IMPORTANT INFORMATION ABOUT THE COMBINATION MODEL PROGRAM

The Combination Model Program is not intended as ongoing or personalized advice about investing in the Variable Portfolios. We do not provide investment advice regarding whether a Combination Model should be selected or rebalanced or whether it remains appropriate for any individual to invest in accordance with any particular Combination Model as your investment needs change. The Combination Model Program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Combination Model may have been built. Also, allocation to a single asset class may outperform a Combination Model, so that you could have better investment returns investing in a single asset class than in a Combination Model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Combination Model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.


The Combination Models represent suggested allocations that are provided to you as general guidance. You should determine if one of the Combination Models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning a specific Combination Model can be obtained from your financial representative.

Below are the Combination Models available for election prior to February 6, 2017.



      50%-50%
 COMBINATION MODEL     50% ALLOCATION TO:     50% ALLOCATION TO:
         1             Polaris Portfolio      Managed Allocation
                       Allocator Model 1           Balanced
         2             Polaris Portfolio      Managed Allocation
                       Allocator Model 2           Moderate
         3             Polaris Portfolio      Managed Allocation
                       Allocator Model 3       Moderate Growth
         4             Polaris Portfolio      Managed Allocation
                       Allocator Model 4            Growth


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE 50%-50% COMBINATION MODEL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, YOUR INVESTMENT WILL REMAIN IN THE SAME VARIABLE PORTFOLIOS AND IN THE SAME AMOUNTS AND WEIGHTS AS BEFORE THE PROGRAM WAS SUSPENDED OR TERMINATED; HOWEVER, YOUR INVESTMENT WILL NO LONGER BE DEEMED TO BE IN A 50%-50% COMBINATION MODEL.



TRANSFERS DURING THE ACCUMULATION PHASE


Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts, subject to the Company's and the Underlying Funds' short term trading policies, by telephone (800) 445-7862, through the Company's website (www.aig.com/annuities), by United States Postal Service first-class mail ("U.S. Mail") addressed to our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service



                                       23




Center. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time and we will notify you prior to exercising the right of suspension. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center.


Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.


There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.



SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or
(3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.


The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by U.S. Mail for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").


For example, if you made a transfer on August 17, 2016 and within the previous twelve months (from August 18, 2015 forward) you made 15 transfers including the August 17th transfer, then all transfers made for twelve months after August 17, 2016 must be submitted by U.S. Mail (from August 18, 2016 through August 17, 2017).


We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.


We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can


                                       24



make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request; (4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1)    the number of transfers made in a defined period;

     (2)    the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES


Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.


Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to


                                       25




successfully detect and discourage Short-Term Trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.



TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.


If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and we will notify you of such reversion. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise. However, automatic asset rebalancing will continue if it is a requirement of an optional living benefit that remains in effect pursuant to your Spousal Beneficiary's election of Spousal Continuation.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU 30 DAYS PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.



VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

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                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
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You can access money in your contract by making a systematic, partial, or total withdrawal (surrender), and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day.

We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.


If you have elected an optional Living Benefit and you take the Maximum Annual Withdrawal Amount, you may still take an additional amount under the Free Withdrawal provision without incurring a withdrawal charge. However, the additional amount of the Withdrawal that exceeds the Maximum Annual Withdrawal Amount that may be considered a Free Withdrawal will be treated as an Excess Withdrawal for purposes of calculating your Income Base, Income Credit Base, if applicable, and future income payments. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" AND "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" UNDER OPTIONAL LIVING BENEFITS BELOW.



                                       26



FREE WITHDRAWAL AMOUNT

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. AS A RESULT, IF YOU FULLY SURRENDER YOUR CONTRACT IN THE FUTURE WHILE WITHDRAWAL CHARGES ARE STILL APPLICABLE, YOU WILL NOT RECEIVE THE BENEFIT OF ANY PREVIOUSLY WITHDRAWN FREE WITHDRAWALS OR ANY WITHDRAWALS SUBJECT TO MINIMUM DISTRIBUTION REQUIREMENTS UPON A FULL SURRENDER FOR THE PURPOSES OF CALCULATING THE WITHDRAWAL CHARGE.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

When you make a partial withdrawal, we deduct it from any remaining annual free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you can also access your Purchase Payments that are no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges.

Your annual free withdrawal amount is the greater of:

     1) 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges; or

     2) The Maximum Annual Withdrawal Amount not yet withdrawn each contract year, if you elected a Living Benefit.

If you are taking required minimum distributions ("RMD") applicable to this contract only, current Company practice is to waive any withdrawal charges applicable to those withdrawals.

The annual amounts withdrawn free of a withdrawal charge do not reduce the amount you invested for purposes of calculating the withdrawal charges (total Purchase Payments still subject to withdrawal charges). As a result, if you surrender your contract in the future while withdrawal charges are still applicable, any previous annual free withdrawal amount in the current contract year would then be subject to applicable withdrawal charges. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. If, in any contract year, you choose to take less than the full 10% free withdrawal amount, as described above, or the Maximum Annual Withdrawal Amount, if allowed under the Living Benefit you elected, then you may not carry over the unused amount as an annual free withdrawal in subsequent years.

We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The free withdrawal amount was calculated differently for contracts issued prior to July 18, 2011, PLEASE SEE APPENDIX H FOR DETAILS REGARDING THE FREE WITHDRAWAL AMOUNT CALCULATION.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge if you are surrendering your contract, any prior free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)

     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 6% is the applicable percentage) [B x C=$6,000]

     D=  Your full contract value ($84,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $100 after the withdrawal, and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio


                                       27



and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio, Fixed Account or DCA Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


SYSTEMATIC WITHDRAWAL PROGRAM


During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.


Please contact our Annuity Service Center which can provide the necessary enrollment forms.


Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.



NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION REGARDING THE AVAILABILITY OF THE NURSING HOME WAIVER.


MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected an optional Living Benefit, withdrawals taken under the parameters of the feature that reduce contract value below the minimum contract value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OVERVIEW OF LIVING BENEFITS


The optional Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may elect one of the optional Living Benefits, all of which are guaranteed minimum withdrawal benefits, for an additional fee only at the time of contract issue. Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on


                                       28



your contract's performance, your withdrawal activity and your longevity. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return.

Please read carefully the more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD CONSIDER EACH LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE DECIDING TO ELECT A LIVING BENEFIT.

Below is a summary of the key features of the optional Living Benefits offered in your contract followed by a glossary of defined terms used to describe the Living Benefits.

POLARIS INCOME PLUS(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's Highest Anniversary Value, or an annual Income Credit. If you elect Polaris Income Plus, you may choose from Income Options 1, 2 or 3.

The annual 6% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 6% Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. After the first 12 years, only the Highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Purchase Payments.

POLARIS INCOME BUILDER(R) offers guaranteed lifetime income and the opportunity to increase income by locking in the greater of either the contract's Highest Anniversary Value, or an annual Income Credit.


The annual 5% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 5% Income Credit is only available in years when no withdrawals are taken. After the first 12 years, only the Highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Purchase Payments.


POLARIS INCOME PLUS DAILYSM offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. Prior to the first withdrawal, Income Base step-ups, if any, occur on a daily basis. After the first withdrawal, Income Base step-ups, if any, occur only on Benefit Year Anniversaries, looking back at the prior Benefit Year's Step-up Values. If you elect Polaris Income Plus Daily, you may choose from Income Options 1, 2, or 3.


GENERAL INFORMATION APPLICABLE TO ALL LIVING BENEFITS

You must invest in accordance with investment requirements outlined below.

Living Benefits may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.

These optional Living Benefits are designed for individuals and their spouses who are seeking participation in the growth potential of the stock market and desire protection features that provide guaranteed lifetime/retirement income. The Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily Living Benefits are designed to provide the contract owner(s) lifetime income with the flexibility to start income at any time. The guaranteed rising income component available on Polaris Income Plus offers an additional benefit to those starting income soon after the contract is issued. Unlike Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily do not offer guaranteed rising income. For those deferring income, Polaris Income Builder combines the power of slightly higher withdrawal rates than some Polaris Income Plus Income Options and the annual Income Credit to grow the Income Base for a later income start date. Polaris Income Plus Daily allows the contract owner greater flexibility of investment options while providing the ability for the Income Base to step up more frequently to Step-up Values. If a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.

Please note that not all of these Living Benefits may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.


Certain Living Benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO DECEMBER 19, 2016, PLEASE SEE APPENDIX F FOR DETAILS REGARDING THOSE BENEFITS.



                                       29



Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:

     o Prior to January 23, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o On January 23, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.

     o On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.

If you elected a living benefit feature, you may not establish an automatic subsequent purchase payment plan, and any current payment plan has been terminated.


LIVING BENEFIT DEFINED TERMS


ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.

EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


HIGHEST ANNIVERSARY VALUE
For Polaris Income Plus and Polaris Income Builder only, the current Anniversary Value that is greater than (1) all previous Anniversary Values; and
(2) Purchase Payments received prior to the first contract anniversary.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


INCOME CREDIT
For Polaris Income Plus and Polaris Income Builder only, an amount that may be added to the Income Base during the Income Credit Period as shown in the following table:



                         INCOME CREDIT
    OPTIONAL        (AS A PERCENTAGE OF THE                INCOME
 LIVING BENEFIT       INCOME CREDIT BASE)            CREDIT AVAILABILITY
 Polaris                      6%               Available during the first 12
 Income Plus                                    Benefit Years -- the Income
                                                 Credit is REDUCED in years
                                                   withdrawals are taken
 Polaris                      5%               Available during the first 12
 Income                                         Benefit Years -- the Income
 Builder                                       Credit is ELIMINATED in years
                                                  any withdrawal is taken
 Polaris                Not available                  Not available
 Income Plus
 Daily


INCOME CREDIT BASE
For Polaris Income Plus and Polaris Income Builder only, the Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


INCOME CREDIT PERIOD
For Polaris Income Plus and Polaris Income Builder only, the period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.


INVESTMENT REQUIREMENTS
We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The remaining amount of every


                                       30



Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.


MINIMUM INCOME BASE
For Polaris Income Plus and Polaris Income Builder only, the guaranteed minimum amount equal to 200% of the first Benefit Year's Purchase Payments to which the Income Base will be increased on the 12th Benefit year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary.


PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.


PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.


STEP-UP VALUE
For Polaris Income Plus Daily only, a value used to determine the Income Base that is equal to the contract value on any day if it is greater than the Income Base on that day. This value is determined daily.

POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY

How do Polaris Income Plus and Polaris Income Builder work?

Both Polaris Income Plus and Polaris Income Builder lock in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be at least 200% of your first Benefit Year's Purchase Payments ("Minimum Income Base"). PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.


How does Polaris Income Plus Daily work?


Unlike Polaris Income Plus and Polaris Income Builder, Polaris Income Plus Daily offers neither Income Credits nor a Minimum Income Base. Instead, Polaris Income Plus Daily's Income Base is increased by locking in Step-up Values. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments. We will not accept subsequent Purchase Payments after the first contract anniversary. Until a withdrawal has been taken, the Income Base is increased to the Step-up Value immediately. After the first withdrawal, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year's Step-up Values. PLEASE SEE "HOW CAN THE INCOME BASE BE INCREASED FOR

POLARIS INCOME PLUS DAILY?" BELOW.

                                       31

What determines the amount I can receive each year?


The amount that you receive depends on which Living Benefit you have elected, the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose a feature and income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on the feature elected and whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)' 65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.


                                       32




MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
  TABLE

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.


POLARIS INCOME PLUS



                                                             POLARIS              POLARIS             POLARIS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON       INCOME PLUS          INCOME PLUS         INCOME PLUS
               AT FIRST WITHDRAWAL(1)                    INCOME OPTION 1      INCOME OPTION 2     INCOME OPTION 3
 One Covered Person (Age 45 - 59)                      4.0%  /  3.0%(2)     4.0%  /  3.0%(2)     3.25%  /  3.25%
 One Covered Person (Age 60 - 64)                      5.0%  /  3.0%(2)     5.0%  /  3.0%(2)     3.75%  /  3.75%
 One Covered Person (Age 65 - 71)                        6.0%  /  4.0%        7.0%  /  3.0%       5.0%  /  5.0%
 One Covered Person (Age 72 and Older)                   6.5%  /  4.0%        7.5%  /  3.0%      5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)                     3.5%  /  3.0%(3)     3.5%  /  3.0%(3)      3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)                     4.5%  /  3.0%(3)     4.5%  /  3.0%(3)      3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)                       5.5%  /  4.0%        6.5%  /  3.0%       4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)                  6.0%  /  4.0%        7.0%  /  3.0%      4.75%  /  4.75%


POLARIS INCOME BUILDER


 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON
               AT FIRST WITHDRAWAL(1)                   POLARIS INCOME BUILDER
 One Covered Person (Age 65 and Older)                     5.40%  /  5.40%
 Two Covered Persons (Age 65 and Older)                    4.90%  /  4.90%


POLARIS INCOME PLUS DAILY




                                                         POLARIS INCOME         POLARIS INCOME       POLARIS INCOME
 NUMBER OF COVERED PERSON AND AGE OF COVERED PERSON        PLUS DAILY             PLUS DAILY           PLUS DAILY
               AT FIRST WITHDRAWAL(1)                    INCOME OPTION 1        INCOME OPTION 2      INCOME OPTION 3
 One Covered Person (Age 45 - 59)                     3.75%  /  2.75%(4)     3.75%  /  2.75%(4)      3.0%  /  3.0%
 One Covered Person (Age 60 - 64)                     4.75%  /  2.75%(4)     4.75%  /  2.75%(4)     3.50%  /  3.50%
 One Covered Person (Age 65 - 71)                        6.0%  /  4.0%          7.0%  /  3.0%        5.0%  /  5.0%
 One Covered Person (Age 72 and Older)                   6.5%  /  4.0%          7.5%  /  3.0%       5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)                    3.25%  /  2.75%(5)     3.25%  /  2.75%(5)     2.75%  /  2.75%
 Two Covered Persons (Age 60 - 64)                    4.25%  /  2.75%(5)     4.25%  /  2.75%(5)     3.25%  /  3.25%
 Two Covered Persons (Age 65 - 71)                       5.5%  /  4.0%          6.5%  /  3.0%        4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)                  6.0%  /  4.0%          7.0%  /  3.0%       4.75%  /  4.75%



(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.


(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.


(4) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the Covered Person's 65th birthday.



(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person's 65th birthday.


We reserve the right to modify the rates referenced in the table above at any time for prospectively issued contracts and we will supplement the prospectus prior to any change being effective.



                                       33



Are there investment requirements if I elect a Living Benefit?
Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.
With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.
You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.


INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3 AND POLARIS INCOME BUILDER PRIOR TO FEBRUARY 6, 2017

If you elect Polaris Income Plus Income Option 1, 2 or 3 or Polaris Income Builder, you must allocate your assets in accordance with A, B, C, D or E:


  A   10% Secure      30% SunAmerica Dynamic Strategy Portfolio;
      Value Account   30% SA BlackRock VCP Global Multi Asset Portfolio;
                      and
                      30% VCP Managed Asset Allocation Portfolio
  B   10% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   30% SA Schroders VCP Global Allocation Portfolio;
                      and
                      30% VCP Value Portfolio
  C   10% Secure      30% VCP Total Return Balanced Portfolio;
      Value Account   30% SA T. Rowe Price VCP Balanced Portfolio; and
                      30% SA Schroders VCP Global Allocation Portfolio
  D   10% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   20% SA BlackRock VCP Global Multi Asset Portfolio;
                      20% VCP Total Return Balanced Portfolio; and
                      20% SA T. Rowe Price VCP Balanced Portfolio
  E   10% Secure      Up to 90% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Corporate Bond
                      Global Bond
                      Goldman Sachs VIT Government Money Market
                      Fund
                      Government and Quality Bond
                      Real Return
                      SA BlackRock VCP Global Multi Asset Portfolio*
                      SA JPMorgan MFS Core Bond
                      SA Schroders VCP Global Allocation Portfolio*
                      SA T. Rowe Price VCP Balanced Portfolio*
                      SunAmerica Dynamic Allocation Portfolio
                      SunAmerica Dynamic Strategy Portfolio
                      Ultra Short Bond Portfolio
                      VCP Managed Asset Allocation SAST Portfolio*
                      VCP Total Return Balanced Portfolio*
                      VCP Value Portfolio*
                      * You may invest up to a maximum of 50% in each
                      of these Variable Portfolios.


INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3 AND POLARIS INCOME BUILDER ON AND AFTER FEBRUARY 6, 2017
If you elect Polaris Income Plus Income Option 1, 2 or 3 or Polaris Income Builder, you must allocate your assets in accordance with the following:




 10% Secure        Up to 90% in one or more of the following Variable
 Value Account     Portfolios, except as otherwise noted:
                   Corporate Bond
                   Global Bond
                   Goldman Sachs VIT Government Money Market Fund
                   Government and Quality Bond
                   Real Return
                   SA BlackRock VCP Global Multi Asset Portfolio*
                   SA JPMorgan MFS Core Bond
                   SA Schroders VCP Global Allocation Portfolio*
                   SA T. Rowe Price VCP Balanced Portfolio*
                   SunAmerica Dynamic Allocation Portfolio
                   SunAmerica Dynamic Strategy Portfolio
                   Ultra Short Bond Portfolio
                   VCP Managed Asset Allocation SAST Portfolio*
                   VCP Total Return Balanced Portfolio*
                   VCP Value Portfolio*
                   * You may invest up to a maximum of 50% in
                   each of these Variable Portfolios.


                                       34




INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS DAILY INCOME OPTION 1, 2 OR 3 PRIOR TO FEBRUARY 6, 2017

If you elect Polaris Income Plus Daily, you must allocate your assets in accordance with A or B:



  A    10% SECURE VALUE ACCOUNT AND SELECT ONLY ONE POLARIS
       ALLOCATOR MODEL:
       Model 1
       Model 2
       Model 3
       Model 4
  B    10% SECURE VALUE ACCOUNT AND SELECT UP TO 90% IN ONE
       OR MORE OF THE FOLLOWING VARIABLE PORTFOLIOS:
       ASSET ALLOCATION PORTFOLIOS:
       American Funds Asset Allocation SAST Portfolio
       Asset Allocation
       Asset Allocation: Diversified Growth
       Balanced
       SA BlackRock Multi-Asset Income
       SA MFS Total Return
       Strategic Multi-Asset
       ACTIVELY MANAGED FUND-OF-FUNDS:
       Managed Allocation Balanced
       Managed Allocation Moderate
       Managed Allocation Moderate Growth
       Managed Allocation Growth
       ACTIVELY MANAGED FUND-OF-FUNDS WITH VOLATILITY
       CONTROL:
       SunAmerica Dynamic Allocation Portfolio
       SunAmerica Dynamic Strategy Portfolio
       FIXED INCOME PORTFOLIOS:
       Corporate Bond
       Global Bond
       Goldman Sachs VIT Government Money Market Fund
       Government and Quality Bond
       Real Return
       SA JPMorgan MFS Core Bond Portfolio
       Ultra Short Bond Portfolio
       VOLATILITY CONTROL PORTFOLIOS:
       SA BlackRock VCP Global Multi Asset Portfolio
       SA Schroders VCP Global Allocation Portfolio
       SA T. Rowe Price VCP Balanced Portfolio
       VCP Managed Asset Allocation SAST Portfolio
       VCP Total Return Balanced Portfolio
       VCP Value (Invesco)
       DCA FIXED ACCOUNTS*
       6-Month DCA
       1-Year DCA



INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS DAILY INCOME OPTION 1, 2 OR 3 ON AND AFTER FEBRUARY 6, 2017
If you elect Polaris Income Plus Daily, you must allocate your assets in accordance with the following:




 10% Secure        Up to 90% in one or more of the following Variable
 Value Account     Portfolios:
                   ASSET ALLOCATION PORTFOLIOS:
                   American Funds Asset Allocation SAST Portfolio
                   Asset Allocation
                   Asset Allocation: Diversified Growth
                   Balanced
                   SA BlackRock Multi-Asset Income
                   SA MFS Total Return
                   Strategic Multi-Asset
                   ACTIVELY MANAGED FUND-OF-FUNDS:
                   Managed Allocation Balanced
                   Managed Allocation Moderate
                   Managed Allocation Moderate Growth
                   Managed Allocation Growth
                   ACTIVELY MANAGED FUND-OF-FUNDS WITH VOLATILITY
                   CONTROL:
                   SunAmerica Dynamic Allocation Portfolio
                   SunAmerica Dynamic Strategy Portfolio
                   FIXED INCOME PORTFOLIOS:
                   Corporate Bond
                   Global Bond
                   Goldman Sachs VIT Government Money Market Fund
                   Government and Quality Bond
                   Real Return
                   SA JPMorgan MFS Core Bond Portfolio
                   Ultra Short Bond Portfolio
                   INDEX FUND OF FUNDS PORTFOLIOS:
                   SA Index Allocation 90/10
                   SA Index Allocation 80/20
                   SA Index Allocation 60/40
                   VOLATILITY CONTROL PORTFOLIOS:
                   SA BlackRock VCP Global Multi Asset Portfolio
                   SA Schroders VCP Global Allocation Portfolio
                   SA T. Rowe Price VCP Balanced Portfolio
                   VCP Managed Asset Allocation SAST Portfolio
                   VCP Total Return Balanced Portfolio
                   VCP Value (Invesco)
                   DCA FIXED ACCOUNTS*
                   6-Month DCA
                   1-Year DCA
                   * You may use a DCA Fixed Account to invest
                   your target allocation in accordance with the
                   investment requirements.


* You may use a DCA Fixed Account to invest you target allocation in accordance with the investment requirements.

                                       35



How do my investment requirements impact my feature and contract?


Before you elect a Living Benefit, you should carefully consider whether the investment requirements associated with the Living Benefits meet your investment objectives and risk tolerance.


The investment requirements may reduce the need to rely on the guarantees provided by these Living Benefits because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.


To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


We reserve the right to change the investment requirements at any time for prospectively issued contracts and we will supplement the prospectus prior to any change being effective. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Plus and Polaris Income Builder?

The benefit offered by Polaris Income Plus and Polaris Income Builder is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of your first Benefit Year's Purchase Payments.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT.

If you elect POLARIS INCOME PLUS, the Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage is REDUCED BUT NOT ELIMINATED in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year


                                       36



are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.


For example, if you are age 65 and elected Polaris Income Plus Income Option 1 for one Covered Person and take cumulative withdrawals that are equal to 4% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced from 6% to 2%. However, if you take cumulative withdrawals in the preceding Benefit Year that are equal to or greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, the Income Credit Percentage for that Benefit Year Anniversary is equal to zero. For example, if you are age 65 and elected two Covered Persons and take cumulative withdrawals that are equal to 5.6% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced to zero because the withdrawal is in excess of the Maximum Annual Withdrawal Amount applicable to two Covered Persons.

If you elect POLARIS INCOME BUILDER, the Income Credit is equal to 5% of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if NO WITHDRAWALS ARE TAKEN in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.


SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" BELOW.


What are the factors used to calculate Polaris Income Plus Daily?

The benefit offered by Polaris Income Plus Daily is calculated by considering the factors described below.

FIRST, we determine the STEP-UP VALUES.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

THIRD, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).


The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected.


Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by


                                       37



multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


How can the Income Base and Income Credit Base be increased for Polaris Income Plus and Polaris Income Builder?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


How can the Income Base be increased for Polaris Income Plus Daily?

IF NO WITHDRAWALS HAVE BEEN TAKEN, the Income Base is increased daily to the Step-up Value.

AFTER THE FIRST WITHDRAWAL HAS BEEN TAKEN, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the first withdrawal ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

AFTER THE FIRST LOOK-BACK, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the last Benefit Year Anniversary or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?"AND"WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?"BELOW.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED FOR POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" AND "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" AND "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


What are the effects of withdrawals on Polaris Income Plus and Polaris Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.


                                       38



YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under these Living Benefits, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under these Living Benefits will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under these Living Benefits must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What are the effects of withdrawals on Polaris Income Plus Daily?

The Maximum Annual Withdrawal Amount and the Income Base may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.


YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual


                                       39



     Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

     LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the highest Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What is the fee for Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily?

The fee for Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE.

For Polaris Income Plus and Polaris Income Builder, an increase in the Income Base due to an addition of an Income Credit, attaining a new Highest Anniversary Value or an addition of subsequent Purchase Payments prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

For Polaris Income Plus Daily, an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment prior to the first contract anniversary will result in an increase to the amount of the


                                       40



fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

Due to the investment requirements associated with the election of these Living Benefits, you may invest a portion of your assets in the following Variable
Portfolios:

     o     SA BlackRock VCP Global Multi Asset Portfolio

     o     SA Schroders VCP Global Allocation Portfolio

     o     SA T. Rowe Price VCP Balanced Portfolio

     o     SunAmerica Dynamic Allocation Portfolio

     o     SunAmerica Dynamic Strategy Portfolio

     o     VCP Managed Asset Allocation SAST Portfolio

     o     VCP Total Return Balanced Portfolio

     o     VCP Value Portfolio

Each of these Variable Portfolios utilize an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

In addition, for Polaris Income Plus and Polaris Income Builder, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

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                        ADDITIONAL IMPORTANT INFORMATION

                   APPLICABLE TO ALL OPTIONAL LIVING BENEFITS
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When and how may I elect a Living Benefit?


You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.


POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY --
IF YOU ELECT ONE COVERED PERSON:


                                  COVERED PERSON
                            MINIMUM AGE     MAXIMUM AGE
         One Owner              45              80
      Joint Owners(1)           45              80

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POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY --
IF YOU ELECT TWO COVERED PERSONS:


                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE         AGE         AGE         AGE
      NON-QUALIFIED:
      Joint Owners(2)         45          80          45          85
      NON-QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           45          80          45        N/A(3)
        QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           45          80          45        N/A(3)

POLARIS INCOME BUILDER --
IF YOU ELECT ONE COVERED PERSON:


                                  COVERED PERSON
                            MINIMUM AGE     MAXIMUM AGE
         One Owner              65              80
      Joint Owners(1)           65              80

POLARIS INCOME BUILDER --
IF YOU ELECT TWO COVERED PERSONS:


                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE         AGE         AGE         AGE
      NON-QUALIFIED:
      Joint Owners(2)         65          80          65          85
      NON-QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           65          80          65        N/A(3)
        QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           65          80          65        N/A(3)

(1)   Based on the age of the older Owner.

(2)   Based on the age of the younger Joint Owner.


(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The Spousal Beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.



If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected Polaris Income Plus and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base, an Income Credit equal to the difference between the RMD and 6% of the Income Base will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than 6% of the Income Base, no Income Credit will be included in the calculation of the Income Base.

If you have elected Polaris Income Builder, no Income Credit will be included in the calculation of the Income Base when an RMD is taken.


What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?


If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:


     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.


                                       42



The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DO POLARIS INCOME PLUS AND POLARIS INCOME BUILDER WORK?" AND "HOW DOES POLARIS INCOME PLUS DAILY WORK?"ABOVE.


FOR POLARIS INCOME PLUS AND POLARIS INCOME BUILDER ONLY

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


FOR POLARIS INCOME PLUS DAILY ONLY

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values as described under "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?"


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.


What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for Highest Anniversary Values or additional Income Credits if you elected Polaris Income Plus or Polaris Income Builder. The Income Base will no longer be adjusted for Step-up Values if you elected Polaris Income Plus Daily.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


   CANCELLATION                     CANCELLATION
 REQUEST RECEIVED                  EFFECTIVE DATE
     Years 1-5              5th Benefit Year Anniversary
     Years 5+         Benefit Quarter Anniversary following the
                         receipt of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


                                       43



What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus, Polaris Income Builder or Polaris Income Plus Daily?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to a money market or similar portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF ANY LIVING BENEFIT.


Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or


     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.


Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

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MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE
                             EXTENSION PARAMETERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The information below is important to you if you purchased a contract between MAY 4, 2009 AND JANUARY 18, 2010 and you elected the MARKETLOCK INCOME PLUS OR MARKETLOCK FOR LIFE PLUS living benefit or if you purchased a contract between MAY 4, 2009 AND JANUARY 20, 2012 and you elected the MARKETLOCK FOR LIFE living benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period and the initial Income Credit Period (not applicable to MarketLock For Life) end after the fifth contract year. On or about your fifth contract anniversary, you have an opportunity to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, for an additional


                                       44



five years (the "Extension") depending on which MarketLock feature you elected at the time of purchase:


MARKETLOCK FEATURE           CONTRACT PURCHASE DATES
 MarketLock Income Plus      May 4, 2009 - January 18, 2010
 MarketLock For Life Plus    May 4, 2009 - January 18, 2010
 MarketLock For Life         May 4, 2009 - January 20, 2012

In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your living benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values or income credits (not applicable to MarketLock For Life). Please note that if you do not elect the Extension on or about your fifth anniversary, you will not be permitted to extend the Income Base Evaluation and Income Credit Periods, if applicable, in the future.

As a reminder, you also have the option to cancel your living benefit on your fifth or tenth anniversaries, or any anniversary after the tenth. If you elect to cancel your living benefit, you will no longer receive the guarantees of the living benefit and you will no longer be charged the fee.

As with all important financial decisions, we recommend that you discuss this with your financial representative.

For information on the MarketLock Feature you elected at purchase, please see the APPENDIX F -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 29, 2016.


How do I elect the Extension?

To elect the Extension, you must complete the Election Form we send you. If you elected the MarketLock Income Plus or MarketLock For Life Plus living benefit, both the Income Base Evaluation Period and the Income Credit Period may be extended for an additional 5 year period. If you elected the MarketLock For Life living benefit, the Income Base Evaluation Period may be extended for an additional 5 year period.

As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values and the Income Credit Period refers to the period of time over which we calculate a potential Income Credit. These components are used to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.

What is the fee if I elect the Extension?

If you elect MARKETLOCK INCOME PLUS EXTENSION, the fee for the living benefit will be increased by 0.10% as follows:


                                                  ANNUALIZED FEE AFTER
                     CURRENT ANNUALIZED FEE            EXTENSION
                        (calculated as a            (calculated as a
    NUMBER OF             percentage of         percentage of the Income
 COVERED PERSONS        the Income Base)                 Base)
        One                  1.10%                       1.20%
        Two                  1.35%                       1.45%

If you elect MARKETLOCK FOR LIFE PLUS EXTENSION, the fee for the living benefit will be increased by 0.25% for One Covered Person and 0.20% for Two Covered Persons as follows:


                                                  ANNUALIZED FEE AFTER
                     CURRENT ANNUALIZED FEE            EXTENSION
                        (calculated as a            (calculated as a
    NUMBER OF             percentage of         percentage of the Income
 COVERED PERSONS        the Income Base)                 Base)
        One                  0.95%                       1.20%
        Two                  1.25%                       1.45%

If you elect MARKETLOCK FOR LIFE EXTENSION, the fee for the living benefit will be increased by 0.25% as follows:


                                                  ANNUALIZED FEE AFTER
                     CURRENT ANNUALIZED FEE            EXTENSION
                        (calculated as a            (calculated as a
    NUMBER OF             percentage of         percentage of the Income
 COVERED PERSONS        the Income Base)                 Base)
        One                  0.70%                       0.95%
        Two                  0.95%                       1.20%

What are the investment requirements if I elect the Extension?

The Investment Requirements for the Extension are different from, and are more restrictive than, the Investment Requirements of your current MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life living benefit. If you elect the Extension, you must allocate your assets in accordance with one of the following options:


 Option 1     Up to 100% in one or more of the following:
              SunAmerica Dynamic Allocation Portfolio
              SunAmerica Dynamic Strategy Portfolio
              Ultra Short Bond Portfolio
 Option 2     At least 50% and up to 100% in one or more of the following:
              SunAmerica Dynamic Allocation Portfolio
              SunAmerica Dynamic Strategy Portfolio
              Ultra Short Bond Portfolio
              Up to 50% in one or more of the following Variable
              Portfolios:
              American Funds Asset Allocation SAST
              Asset Allocation
              Balanced
              Franklin Income VIP Fund
              Managed Allocation Balanced
              Managed Allocation Moderate
              Managed Allocation Moderate Growth
              SA MFS Total Return

                                       45




 Option 3     25% SunAmerica Dynamic Allocation Portfolio and
              25% SunAmerica Dynamic Strategy Portfolio and

              50% in one of the following Models:
              Polaris Portfolio Allocator Models*:
              Model 1, Model 2 or Model 3
              or
              50%-50% Combination Models*:
              Model 1, Model 2 or Model 3
              * Please see the allocations for the currently available Polaris
              Portfolio Allocator Models and 50%-50% Combination Models above.
 Option 4     At least 50% and up to 100% in one or more of the following:
              SunAmerica Dynamic Allocation Portfolio
              SunAmerica Dynamic Strategy Portfolio
              Ultra Short Bond Portfolio
              Up to 50% in accordance with the requirements outlined in the table below:





  INVESTMENT       INVESTMENT              VARIABLE PORTFOLIOS
     GROUP        REQUIREMENT             AND/OR FIXED ACCOUNTS
 A. BOND,        Minimum 15%     Corporate Bond
  CASH           Maximum 50%     Global Bond
  AND FIXED                      Government and Quality Bond
  ACCOUNTS                       Real Return
                                 SA JPMorgan MFS Core Bond
                                 DCA FIXED ACCOUNTS
                                 6-Month DCA
                                 1-Year DCA
                                 2-Year DCA
                                 FIXED ACCOUNTS
                                 1-Year Fixed (if available)
 B. EQUITY        Minimum 0%     Aggressive Growth
  MAXIMUM        Maximum 35%     American Funds Asset Allocation SAST
                                 American Funds Global Growth SAST
                                 American Funds Growth SAST
                                 American Funds Growth-Income SAST
                                 Asset Allocation
                                 Balanced
                                 Blue Chip Growth
                                 Capital Appreciation
                                 "Dogs" of Wall Street
                                 Equity Opportunities
                                 Foreign Value
                                 Franklin Founding Funds Allocation VIP
                                 Fund
                                 Franklin Income VIP Fund
                                 Fundamental Growth
                                 Global Equities
                                 Growth
                                 Growth-Income
                                 High Yield Bond
                                 International Diversified Equities
                                 International Growth and Income
                                 Invesco V.I. American Franchise Fund,
                                 Series II Shares
                                 Invesco V.I. Comstock Fund, Series II
                                 Shares
                                 Invesco V.I. Growth and Income Fund,
                                 Series II Shares
                                 Lord Abbett Growth and Income
                                 Managed Allocation Balanced
                                 Managed Allocation Growth
                                 Managed Allocation Moderate
                                 Managed Allocation Moderate Growth
                                 SA AB Growth
                                 SA Legg Mason BW Large Cap Value
                                 SA Marsico Focused Growth
                                 SA MFS Massachusetts Investors Trust
                                 SA MFS Total Return
                                 Small & Mid Cap Value
                                 Telecom Utility


  INVESTMENT       INVESTMENT              VARIABLE PORTFOLIOS
     GROUP        REQUIREMENT             AND/OR FIXED ACCOUNTS
 C. LIMITED       Minimum 0%     Capital Growth
  EQUITY          Maximum 5%     Emerging Markets
                                 Growth Opportunities
                                 Mid-Cap Growth
                                 Natural Resources
                                 Real Estate
                                 Small Company Value
                                 Technology

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                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

You designate your Beneficiary(ies) who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death in Good Order. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the


                                       46



next NYSE business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to a money market or similar portfolio or available Fixed Account by contacting the Annuity Service Center. We consider due proof of death in Good Order to be satisfactory written proof of death which may include: (1) a certified copy of the death certificate; (2) a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or (3) a written statement by a medical doctor who attended the deceased at the time of death.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:

     o Prior to January 23, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o On January 23, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.

     o On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.

Certain death benefits are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO JANUARY 23, 2012, PLEASE SEE APPENDIX G FOR DETAILS REGARDING THOSE FEATURES.

BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM

The Extended Legacy Program can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program offered to Beneficiaries on or after September 20, 2010. The Extended Legacy Guide may be requested from the Annuity Service Center.

We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.


If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork in Good Order, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Living Benefits and optional Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.


We may offer Variable Portfolios currently available under the Separate Account to the Beneficiary upon election of the Extended Legacy Program. These Variable Portfolios may differ from those available to the original Owner; in addition, the Variable Portfolios may be of a different share class subject to higher 12b-1 fees. The Beneficiary may transfer funds among the Variable Portfolios. Any Fixed


                                       47



Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary.

If the Beneficiary elects the Extended Legacy Program, we will charge a lower annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.


Beneficiaries that elected the Extended Legacy Program prior to September 20, 2010 will continue to be charged the same Separate Account Charge as described above under SEPARATE ACCOUNT CHARGES and will continue to be offered the same Variable Portfolios as the original Owner.



5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


INHERITED ACCOUNT PROGRAM


The Inherited Account Program can allow a Beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company. The Beneficiary of the transferred contract may elect the Inherited Account Program on the Inherited Account and Required Minimum Distribution Election Form along with a new contract application. The Beneficiary of the transferred contract becomes the Owner of the contract issued by us.


There are certain restrictions applicable to the Inherited Account Program. No Purchase Payments are permitted after the contract has been issued. Optional Living Benefits cannot be elected under the Inherited Account Program. The contract may not be assigned and ownership may not be changed or jointly owned.

The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts. Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges. All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options. Upon your death, your designated Beneficiary will receive the standard death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.


PLEASE CONSULT A TAX ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.



DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.


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DEATH BENEFIT OPTIONS

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the Living Benefits described above.


STANDARD DEATH BENEFIT

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT


For an additional fee, you may elect the optional Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.


This feature may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

FOR A DESCRIPTION OF THE DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO JANUARY 23, 2012, PLEASE SEE APPENDIX G.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract. If the Continuing Spouse


                                       49



terminates any optional death benefit, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

Non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract.


Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the optional Maximum Anniversary Value death benefit, the death benefit payable upon the Continuing Spouse's death would differ depending on the Continuing Spouse's age on the Continuation Date. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.


The Continuing Spouse may not terminate the Maximum Anniversary Value death benefit if elected at contract issue. To the extent that the Continuing Spouse invests in the Variable Portfolios, he/she will be subject to investment risk as was the original Owner.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AND WE WILL SUPPLEMENT THE PROSPECTUS PRIOR TO ANY CHANGE BEING EFFECTIVE.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

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                                    EXPENSES
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There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as the Separate Account Charge or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT CHARGES

The annualized Separate Account Charge is 1.30% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.


Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.

We apply a withdrawal charge schedule to each Purchase Payment you contribute to the contract. A withdrawal charge does not apply to each Purchase Payment after it has been in the contract for four complete years if Early Access is elected, or seven complete years if the Early Access feature is not elected. The withdrawal charge percentage declines over time for each Purchase Payment in the contract.


                                       50



WITHDRAWAL CHARGE WITH ELECTION OF THE EARLY ACCESS FEATURE:


YEARS SINCE
PURCHASE PAYMENT
RECEIPT                1    2    3    4   5+
 WITHDRAWAL CHARGE   8%   7%   6%   5%   0%

WITHDRAWAL CHARGE WITHOUT THE ELECTION OF EARLY ACCESS:


YEARS SINCE
PURCHASE PAYMENT
RECEIPT                1    2    3    4    5    6    7   8+
 WITHDRAWAL CHARGE   8%   7%   6%   5%   4%   3%   2%   0%

IF YOUR CONTRACT WAS ISSUED PRIOR TO JULY 18, 2011, PLEASE SEE APPENDIX H FOR THE WITHDRAWAL CHARGE SCHEDULE.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.


12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Class 2 shares of Franklin Templeton Variable Insurance Products Trust, Class Service shares of Goldman Sachs Variable Insurance Trust, and Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds). This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

PLEASE SEE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.


TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL LIVING BENEFIT FEES


The Living Benefit fees will be calculated as a percentage of the Income Base for all years in which the Living Benefits are in effect. The fee depends on whether you elect to cover one or two lives. The Living Benefit fee is charged and received by the Company in consideration of the living benefit guarantees provided to you.



                                       51



The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts, which in total equals the amount of the fee. If your contract value is reduced to zero before the Living Benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


OPTIONAL POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY LIVING BENEFIT FEE


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE.


IF YOUR CONTRACT WAS ISSUED PRIOR TO DECEMBER 19, 2016, PLEASE SEE APPENDIX F -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO DECEMBER 19, 2016 FOR SPECIFIC FEE INFORMATION.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).


OPTIONAL EARLY ACCESS FEATURE FEE

The annualized fee for the optional Early Access feature is 0.40% of the average daily ending net asset value allocated to the Variable Portfolios. This fee is no longer assessed after four contract years.


 CONTRACT YEAR                         1-4       5+
 OPTIONAL EARLY ACCESS FEATURE FEE    0.40%     none

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the


                                       52



agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be 6.00% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
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PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.00% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.25% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2015 in the Statement of Additional Information which is available upon request.

NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU


                                       53



MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


PAYMENTS WE RECEIVE


We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.


We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds that are attributable to the contract and to certain other variable insurance products that we and our affiliates issue. Rule 12b-1 fees and service fees paid out of Underlying Fund assets will reduce the amount of assets that otherwise would be available for investment, and reduce the Underlying Fund's investment return. The dollar amount of asset-based payments we receive from the Underlying Funds is not set and will fluctuate over time depending on the Underlying Funds' net asset value and the amount of assets invested.


ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.525% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.


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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.


BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISER SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.



WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below for contracts issued in New York. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday. At your request, for contracts issued in the state of New York, we can extend the Accumulation Phase from when you are age 90 to the first NYSE business day of the month following your 95th birthday. For example, if your 95th birthday is July 8, 2016, the first NYSE business day of the following month would be Monday, August 1,


                                       54



2016. In accordance with the Company's final settlement of a multi-state audit and market conduct examination, and other related state regulatory inquiries regarding unclaimed property, if your contract was issued in New York with a Latest Annuity Date of age 90, you must notify us that you want to extend the Accumulation Phase to your 95th birthday.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.


WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.


ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.


If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially only live long enough to receive one annuity income payment.



ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD


This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include



                                       55




short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.


The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFITS.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.


The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.



TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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THE CONTRACTS PROVIDE TAX-DEFERRED ACCUMULATION OVER TIME, BUT MAY BE SUBJECT TO CERTAIN FEDERAL INCOME AND EXCISE TAXES, MENTIONED BELOW. REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS. SECTION REFERENCES ARE TO THE INTERNAL REVENUE CODE ("IRC"). WE DO NOT ATTEMPT TO DESCRIBE ANY POTENTIAL ESTATE OR GIFT TAX, OR ANY APPLICABLE STATE, LOCAL OR FOREIGN TAX LAW OTHER THAN POSSIBLE PREMIUM TAXES MENTIONED UNDER "PREMIUM TAX CHARGE." DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLANS AND PROGRAMS ARE INTENDED FOR GENERAL INFORMATIONAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES.


                                       56



ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.

If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.

Examples of qualified plans or arrangements are: traditional (pre-tax) IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans (including 401(k) plans), and governmental 457(b) deferred compensation plans. Typically, for employer plans and tax deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.


U.S. DEPARTMENT OF LABOR FIDUCIARY REGULATION


On April 8, 2016 the United States Department of Labor published its final regulation defining fiduciary advice, along with related revisions to certain existing guidance, as well as a new exemption from specific ERISA prohibitions. The requirements under the regulation and related guidance apply primarily to ERISA plans and IRAs. The new requirements generally will not impact your rights under the Contract, they may, however, affect recommendations made by your financial representative and your financial representative's ability to make those recommendations. More specifically, the regulation and related guidance generally will apply to recommendations to buy, sell or hold interests in the Contract, as well as recommendations for distributions and rollovers to/from the Contract where the Contract is in an ERISA plan or IRA. The initial compliance date for portions of the new regulation is April 10, 2017, while compliance with other portions of the regulation and guidance is required by January 1, 2018.


AGGREGATION OF CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);


     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;


     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other


                                       57



taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;

     o payments to certain individuals called up for active duty after September 11, 2001; and

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2;
(2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the
IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that


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the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.



REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.


Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated required minimum distribution at any time by sending a written request to our Annuity Service Center. Upon notification of your death, we will terminate the automated required minimum distribution unless your Beneficiary instructs us otherwise. We reserve the right to change or discontinue this service at any time.


IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero,


                                       59



whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.


FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.


OTHER WITHHOLDING TAX


A Contract Owner that is not exempt from United States federal withholding tax should consult its tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.


DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if,


                                       60



based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

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                               OTHER INFORMATION
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THE DISTRIBUTOR


AIG Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

AMERICAN GENERAL LIFE INSURANCE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("AGL Merger"). Before the AGL Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the AGL Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.

The AGL Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The AGL Merger also did not result in any adverse tax consequences for any contract Owners.

Contracts are issued by AGL in all states, except New York, where they are issued by US Life.


THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its home office is 175 Water Street, New York, New York 10038. US Life conducts life insurance and annuity business primarily in the state of New York.

Effective December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica"), a former affiliate of US Life, merged with and into US Life ("US Life Merger"). Before the US Life Merger, contracts in New York were issued by First SunAmerica. Upon the US Life Merger, all contractual obligations of First SunAmerica became obligations of US Life.

The US Life Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from First SunAmerica to US Life. The US Life Merger also did not result in any adverse tax consequences for any contract Owners.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL and US Life are regulated for the benefit of policy owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL and US Life are required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require AGL and US Life to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's and US Life's operations.

AIG is a leading international insurance organization serving customers in more than 100 countries and jurisdictions. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.

More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


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OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Separate Account was a separate account of SunAmerica Annuity, originally established under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Separate Account was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.

These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living


                                       62



benefit allocate their Purchase Payments in accordance with specified investment parameters.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


                                       63

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.


Various lawsuits against the Company have arisen in the ordinary course of business. As of December 13, 2016, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.



REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Master-Feeder Structure

Information Regarding the Use of the Volatility Index ("VIX")

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       64

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--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                           FISCAL YEAR     FISCAL YEAR
                                                             INCEPTION        ENDED           ENDED
VARIABLE PORTFOLIOS                                         TO 12/31/09      12/31/10        12/31/11
========================================================== ============= =============== ===============
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$5.307     (a)$7.064       (a)$8.428
                                                           (b)$5.306     (b)$7.017       (b)$8.316
 Ending AUV............................................... (a)$7.064     (a)$8.428       (a)$8.134
                                                           (b)$7.017     (b)$8.316       (b)$7.974
 Ending Number of AUs..................................... (a)8,651      (a)67,576       (a)211,903
                                                           (b)5,560      (b)7,075        (b)7,075

-----------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$7.675     (a)$9.248       (a)$10.223
                                                           (b)$7.673     (b)$9.139       (b)$10.026
 Ending AUV............................................... (a)$9.248     (a)$10.223      (a)$10.190
                                                           (b)$9.139     (b)$10.026      (b)$9.929
 Ending Number of AUs..................................... (a)18,473     (a)661,124      (a)1,396,870
                                                           (b)13         (b)17,259       (b)46,165

-----------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$7.598     (a)$10.333      (a)$11.362
                                                           (b)$7.597     (b)$10.269      (b)$11.219
 Ending AUV............................................... (a)$10.333    (a)$11.362      (a)$10.190
                                                           (b)$10.269    (b)$11.219      (b)$9.996
 Ending Number of AUs..................................... (a)214,389    (a)2,106,282    (a)5,656,679
                                                           (b)23,265     (b)75,062       (b)141,456

-----------------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$6.814     (a)$8.806       (a)$10.285
                                                           (b)$6.812     (b)$8.754       (b)$10.158
 Ending AUV............................................... (a)$8.806     (a)$10.285      (a)$9.688
                                                           (b)$8.754     (b)$10.158      (b)$9.506
 Ending Number of AUs..................................... (a)157,882    (a)1,025,186    (a)2,542,152
                                                           (b)28,050     (b)100,608      (b)119,281

-----------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$6.835     (a)$8.697       (a)$9.535
                                                           (b)$6.833     (b)$8.645       (b)$9.417
 Ending AUV............................................... (a)$8.697     (a)$9.535       (a)$9.210
                                                           (b)$8.645     (b)$9.417       (b)$9.037
 Ending Number of AUs..................................... (a)53,285     (a)525,164      (a)1,586,603
                                                           (b)19,758     (b)76,473       (b)106,740

-----------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$8.501     (a)$10.300      (a)$11.546
                                                           (b)$8.499     (b)$10.167      (b)$11.283
 Ending AUV............................................... (a)$10.300    (a)$11.546      (a)$11.474
                                                           (b)$10.167    (b)$11.283      (b)$11.139
 Ending Number of AUs..................................... (a)4,406      (a)52,850       (a)120,753
                                                           (b)12         (b)3,695        (b)5,905

-----------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$8.045     (a)$9.797       (a)$10.788
                                                           (b)$8.043     (b)$9.709       (b)$10.618
 Ending AUV............................................... (a)$9.797     (a)$10.788      (a)$10.864
                                                           (b)$9.709     (b)$10.618      (b)$10.624
 Ending Number of AUs..................................... (a)37,315     (a)123,657      (a)368,699
                                                           (b)13         (b)7,564        (b)7,832

-----------------------------------------------------------



                                                             FISCAL YEAR      FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                                ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                            12/31/12        12/31/13         12/31/14         12/31/15
========================================================== =============== ================ ================ ===============
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$8.134       (a)$9.308        (a)$13.101       (a)$12.970
                                                           (b)$7.974       (b)$9.052        (b)$12.658       (b)$12.451
 Ending AUV............................................... (a)$9.308       (a)$13.101       (a)$12.970       (a)$12.620
                                                           (b)$9.052       (b)$12.658       (b)$12.451       (b)$12.036
 Ending Number of AUs..................................... (a)286,201      (a)263,943       (a)294,999       (a)378,586
                                                           (b)3,395        (b)3,383         (b)3,383         (b)3,383

-----------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$10.190      (a)$11.646       (a)$14.182       (a)$14.709
                                                           (b)$9.929       (b)$11.273       (b)$13.639       (b)$14.055
 Ending AUV............................................... (a)$11.646      (a)$14.182       (a)$14.709       (a)$14.677
                                                           (b)$11.273      (b)$13.639       (b)$14.055       (b)$13.933
 Ending Number of AUs..................................... (a)1,539,848    (a)1,712,107     (a)2,080,670     (a)2,169,289
                                                           (b)41,821       (b)39,774        (b)43,590        (b)42,233

-----------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$10.190      (a)$12.294       (a)$15.635       (a)$15.737
                                                           (b)$9.996       (b)$11.983       (b)$15.141       (b)$15.140
 Ending AUV............................................... (a)$12.294      (a)$15.635       (a)$15.737       (a)$16.568
                                                           (b)$11.983      (b)$15.141       (b)$15.140       (b)$15.837
 Ending Number of AUs..................................... (a)5,825,024    (a)5,411,595     (a)5,344,542     (a)4,916,395
                                                           (b)137,526      (b)123,774       (b)115,537       (b)100,942

-----------------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$9.688       (a)$11.241       (a)$14.397       (a)$15.375
                                                           (b)$9.506       (b)$10.959       (b)$13.945       (b)$14.796
 Ending AUV............................................... (a)$11.241      (a)$14.397       (a)$15.375       (a)$16.169
                                                           (b)$10.959      (b)$13.945       (b)$14.796       (b)$15.459
 Ending Number of AUs..................................... (a)2,857,660    (a)2,782,317     (a)2,814,911     (a)2,716,896
                                                           (b)118,767      (b)117,577       (b)111,623       (b)97,410

-----------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$9.210       (a)$10.651       (a)$13.994       (a)$15.233
                                                           (b)$9.037       (b)$10.383       (b)$13.554       (b)$14.659
 Ending AUV............................................... (a)$10.651      (a)$13.994       (a)$15.233       (a)$15.212
                                                           (b)$10.383      (b)$13.554       (b)$14.659       (b)$14.543
 Ending Number of AUs..................................... (a)1,910,263    (a)1,923,687     (a)2,076,204     (a)2,201,833
                                                           (b)110,346      (b)110,818       (b)96,165        (b)84,485

-----------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$11.474      (a)$12.647       (a)$14.681       (a)$15.533
                                                           (b)$11.139      (b)$12.189       (b)$14.035       (b)$14.754
 Ending AUV............................................... (a)$12.647      (a)$14.681       (a)$15.533       (a)$15.031
                                                           (b)$12.189      (b)14.035        (b)$14.754       (b)$14.184
 Ending Number of AUs..................................... (a)169,669      (a)201,136       (a)226,271       (a)197,245
                                                           (b)12           (b)0             (b)0             (b)0

-----------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$10.864      (a)$12.101       (a)$14.237       (a)$15.622
                                                           (b)$10.624      (b)$11.756       (b)$13.742       (b)$14.982
 Ending AUV............................................... (a)$12.101      (a)$14.237       (a)$15.622       (a)$15.386
                                                           (b)$11.756      (b)$13.742       (b)$14.982       (b)$14.660
 Ending Number of AUs..................................... (a)455,685      (a)590,120       (a)764,308       (a)706,415
                                                           (b)24,835       (b)17,428        (b)20,325        (b)17,514

-----------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                             FISCAL YEAR      FISCAL YEAR
                                              INCEPTION         ENDED            ENDED
VARIABLE PORTFOLIOS                          TO 12/31/09      12/31/10         12/31/11
=========================================== ============= ================ ================
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$7.571     (a)$9.632        (a)$10.670
                                            (b)$7.569     (b)$9.567        (b)$10.530
 Ending AUV................................ (a)$9.632     (a)$10.670       (a)$9.919
                                            (b)$9.567     (b)$10.530       (b)$9.725
 Ending Number of AUs...................... (a)46,647     (a)482,161       (a)1,097,615
                                            (b)3,229      (b)12,510        (b)28,190

--------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$8.034     (a)$10.786       (a)$13.034
                                            (b)$8.032     (b)$10.714       (b)$12.863
 Ending AUV................................ (a)$10.786    (a)$13.034       (a)$11.929
                                            (b)$10.714    (b)$12.863       (b)$11.696
 Ending Number of AUs...................... (a)84,681     (a)675,909       (a)2,107,734
                                            (b)10,414     (b)28,500        (b)57,042

--------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$7.015     (a)$9.129        (a)$9.820
                                            (b)$7.014     (b)$9.043        (b)$9.611
 Ending AUV................................ (a)$9.129     (a)$9.820        (a)$9.541
                                            (b)$9.043     (b)$9.611        (b)$9.277
 Ending Number of AUs...................... (a)248        (a)646           (a)6,641
                                            (b)15         (b)15            (b)11,195

--------------------------------------------
CASH MANAGEMENT* - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$10.245    (a)$10.152       (a)$9.972
                                            (b)$10.243    (b)$10.044       (b)$9.795
 Ending AUV................................ (a)$10.152    (a)$9.972        (a)$9.792
                                            (b)$10.044    (b)$9.795        (b)$9.556
 Ending Number of AUs...................... (a)9,286      (a)474,885       (a)935,815
                                            (b)336        (b)13,392        (b)50,029

--------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$10.304    (a)$12.410       (a)$13.559
                                            (b)$10.302    (b)$12.322       (b)$13.376
 Ending AUV................................ (a)$12.410    (a)$13.559       (a)$14.206
                                            (b)$12.322    (b)$13.376       (b)$13.924
 Ending Number of AUs...................... (a)124,953    (a)1,272,683     (a)3,308,381
                                            (b)8,846      (b)26,846        (b)61,324

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$7.124     (a)$9.108        (a)$10.471
                                            (b)$7.122     (b)$9.020        (b)$10.301
 Ending AUV................................ (a)$9.108     (a)$10.471       (a)$11.617
                                            (b)$9.020     (b)$10.301       (b)$11.355
 Ending Number of AUs...................... (a)18         (a)138,384       (a)326,655
                                            (b)5,714      (b)6,910         (b)11,160

--------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$8.141     (a)$12.204       (a)$14.241
                                            (b)$8.140     (b)$12.134       (b)$14.067
 Ending AUV................................ (a)$12.204    (a)$14.241       (a)$10.364
                                            (b)$12.134    (b)$14.067       (b)$10.171
 Ending Number of AUs...................... (a)31,966     (a)303,938       (a)930,884
                                            (b)13,086     (b)35,159        (b)52,060

--------------------------------------------



                                               FISCAL YEAR      FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                  ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                             12/31/12         12/31/13         12/31/14         12/31/15
=========================================== ================ ================ ================ ===============
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$9.919        (a)$10.897       (a)$14.374       (a)$15.840
                                            (b)$9.725        (b)$10.615       (b)$13.912       (b)$15.232
 Ending AUV................................ (a)$10.897       (a)$14.374       (a)$15.840       (a)$16.281
                                            (b)$10.615       (b)$13.912       (b)$15.232       (b)$15.554
 Ending Number of AUs...................... (a)1,201,482     (a)1,068,895     (a)1,116,792     (a)1,182,587
                                            (b)29,251        (b)28,095        (b)27,168        (b)33,826

--------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$11.929       (a)$14.552       (a)$19.461       (a)$22.083
                                            (b)$11.696       (b)$14.176       (b)$18.836       (b)$21.236
 Ending AUV................................ (a)$14.552       (a)$19.461       (a)$22.083       (a)$23.642
                                            (b)$14.176       (b)$18.836       (b)$21.236       (b)$22.587
 Ending Number of AUs...................... (a)2,326,552     (a)2,176,009     (a)2,165,172     (a)2,181,302
                                            (b)58,085        (b)55,839        (b)51,635        (b)48,019

--------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$9.541        (a)$10.702       (a)$13.621       (a)$14.564
                                            (b)$9.277        (b)$10.339       (b)$13.074       (b)$13.888
 Ending AUV................................ (a)$10.702       (a)$13.621       (a)$14.564       (a)$15.139
                                            (b)$10.339       (b)$13.074       (b)$13.888       (b)$14.344
 Ending Number of AUs...................... (a)14,911        (a)22,256        (a)37,971        (a)84,234
                                            (b)15,974        (b)15,494        (b)12,088        (b)11,704

--------------------------------------------
CASH MANAGEMENT* - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$9.792        (a)$9.617        (a)$9.445        (a)$9.274
                                            (b)$9.556        (b)$9.325        (b)$9.099        (b)$8.876
 Ending AUV................................ (a)$9.617        (a)$9.445        (a)$9.274        (a)$9.112
                                            (b)$9.325        (b)$9.099        (b)$8.876        (b)$8.664
 Ending Number of AUs...................... (a)1,359,794     (a)1,852,907     (a)3,100,180     (a)4,318,851
                                            (b)38,215        (b)30,271        (b)2,762         (b)13,693

--------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$14.206       (a)$15.585       (a)$15.560       (a)$16.210
                                            (b)$13.924       (b)$15.175       (b)$15.054       (b)$15.581
 Ending AUV................................ (a)$15.585       (a)$15.560       (a)$16.210       (a)$15.766
                                            (b)$15.175       (b)$15.054       (b)$15.581       (b)$15.056
 Ending Number of AUs...................... (a)4,265,515     (a)5,233,488     (a)5,679,166     (a)6,184,756
                                            (b)68,923        (b)68,285        (b)63,506        (b)59,440

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$11.617       (a)$13.019       (a)$17.514       (a)$19.100
                                            (b)$11.355       (b)$12.643       (b)$16.898       (b)$18.308
 Ending AUV................................ (a)$13.019       (a)$17.514       (a)$19.100       (a)$19.195
                                            (b)$12.643       (b)$16.898       (b)$18.308       (b)$18.280
 Ending Number of AUs...................... (a)447,149       (a)656,090       (a)911,674       (a)782,747
                                            (b)11,950        (b)16,005        (b)17,146        (b)19,297

--------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$10.364       (a)$12.118       (a)$11.528       (a)$10.682
                                            (b)$10.171       (b)$11.815       (b)$11.167       (b)$10.281
 Ending AUV................................ (a)$12.118       (a)$11.528       (a)$10.682       (a)$9.016
                                            (b)$11.815       (b)$11.167       (b)$10.281       (b)$8.621
 Ending Number of AUs...................... (a)1,025,123     (a)1,301,734     (a)1,439,482     (a)1,652,245
                                            (b)50,321        (b)50,226        (b)33,902        (b)35,812

--------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


        * On May 2, 2016, the Cash Management Portfolio changed to the Ultra Short Bond Portfolio.

                                      A-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                              FISCAL YEAR      FISCAL YEAR
                                                               INCEPTION         ENDED            ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/09      12/31/10         12/31/11
============================================================ ============= ================ ================
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.794     (a)$8.476        (a)$9.777
                                                             (b)$6.792     (b)$8.377        (b)$9.532
 Ending AUV................................................. (a)$8.476     (a)$9.777        (a)$9.616
                                                             (b)$8.377     (b)$9.532        (b)$9.311
 Ending Number of AUs....................................... (a)0          (a)38,688        (a)61,323
                                                             (b)15         (b)15            (b)1,992

-------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.116     (a)$9.408        (a)$9.558
                                                             (b)$7.115     (b)$9.348        (b)$9.435
 Ending AUV................................................. (a)$9.408     (a)$9.558        (a)$8.316
                                                             (b)$9.348     (b)$9.435        (b)$8.156
 Ending Number of AUs....................................... (a)220,385    (a)2,327,498     (a)6,692,945
                                                             (b)25,180     (b)81,005        (b)153,610

-------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.607     (a)$8.523        (a)$9.275
                                                             (b)$6.606     (b)$8.443        (b)$9.089
 Ending AUV................................................. (a)$8.523     (a)$9.275        (a)$9.014
                                                             (b)$8.443     (b)$9.089        (b)$8.772
 Ending Number of AUs....................................... (a)143,175    (a)305,497       (a)583,043
                                                             (b)16         (b)15            (b)13,720

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.300     (a)$9.454        (a)$10.514
                                                             (b)$7.298     (b)$9.378        (b)$10.363
 Ending AUV................................................. (a)$9.454     (a)$10.514       (a)$10.625
                                                             (b)$9.378     (b)$10.363       (b)$10.405
 Ending Number of AUs....................................... (a)39,082     (a)587,958       (a)1,614,375
                                                             (b)2,742      (b)5,099         (b)35,105

-------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.065     (a)$9.111        (a)$10.497
                                                             (b)$7.064     (b)$9.014        (b)$10.279
 Ending AUV................................................. (a)$9.111     (a)$10.497       (a)$9.769
                                                             (b)$9.014     (b)$10.279       (b)$9.516
 Ending Number of AUs....................................... (a)1,914      (a)12,358        (a)65,703
                                                             (b)14         (b)14            (b)126

-------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.942    (a)$12.131       (a)$12.695
                                                             (b)$10.939    (b)$12.042       (b)$12.520
 Ending AUV................................................. (a)$12.131    (a)$12.695       (a)$13.218
                                                             (b)$12.042    (b)$12.520       (b)$12.952
 Ending Number of AUs....................................... (a)68,646     (a)526,421       (a)1,421,192
                                                             (b)4,399      (b)16,433        (b)29,953

-------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.552     (a)$8.645        (a)$9.733
                                                             (b)$6.551     (b)$8.585        (b)$9.603
 Ending AUV................................................. (a)$8.645     (a)$9.733        (a)$8.588
                                                             (b)$8.585     (b)$9.603        (b)$8.418
 Ending Number of AUs....................................... (a)15,696     (a)76,642        (a)298,316
                                                             (b)5,367      (b)8,189         (b)7,262

-------------------------------------------------------------



                                                                FISCAL YEAR      FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                                   ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                              12/31/12         12/31/13         12/31/14         12/31/15
============================================================ ================ ================ ================ ===============
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.616        (a)$11.063       (a)$14.295       (a)$15.545
                                                             (b)$9.311        (b)$10.643       (b)$13.664       (b)$14.762
 Ending AUV................................................. (a)$11.063       (a)$14.295       (a)$15.545       (a)$15.765
                                                             (b)$10.643       (b)$13.664       (b)$14.762       (b)$14.874
 Ending Number of AUs....................................... (a)120,892       (a)238,392       (a)459,499       (a)453,200
                                                             (b)3,470         (b)5,351         (b)5,450         (b)2,963

-------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.316        (a)$9.792        (a)$11.898       (a)$10.925
                                                             (b)$8.156        (b)$9.542        (b)$11.518       (b)$10.508
 Ending AUV................................................. (a)$9.792        (a)$11.898       (a)$10.925       (a)$10.258
                                                             (b)$9.542        (b)$11.518       (b)$10.508       (b)$9.802
 Ending Number of AUs....................................... (a)7,198,139     (a)6,884,711     (a)7,355,009     (a)7,371,084
                                                             (b)148,257       (b)131,137       (b)131,543       (b)127,717

-------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.014        (a)$10.261       (a)$12.538       (a)$12.728
                                                             (b)$8.772        (b)$9.922        (b)$12.044       (b)$12.148
 Ending AUV................................................. (a)$10.261       (a)$12.538       (a)$12.728       (a)$11.783
                                                             (b)$9.922        (b)$12.044       (b)$12.148       (b)$11.173
 Ending Number of AUs....................................... (a)555,601       (a)617,081       (a)755,589       (a)616,339
                                                             (b)13,350        (b)17,141        (b)14,720        (b)14,317

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.625       (a)$11.815       (a)$13.289       (a)$13.723
                                                             (b)$10.405       (b)$11.494       (b)$12.845       (b)$13.179
 Ending AUV................................................. (a)$11.815       (a)$13.289       (a)$13.723       (a)$12.590
                                                             (b)$11.494       (b)$12.845       (b)$13.179       (b)$12.012
 Ending Number of AUs....................................... (a)2,098,825     (a)2,132,029     (a)2,363,425     (a)2,356,364
                                                             (b)29,071        (b)32,331        (b)26,318        (b)27,764

-------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.769        (a)$11.173       (a)$15.080       (a)$15.975
                                                             (b)$9.516        (b)$10.865       (b)$14.569       (b)$15.334
 Ending AUV................................................. (a)$11.173       (a)$15.080       (a)$15.975       (a)$15.970
                                                             (b)$10.865       (b)$14.569       (b)$15.334       (b)$15.229
 Ending Number of AUs....................................... (a)143,927       (a)99,522        (a)126,374       (a)116,174
                                                             (b)5,586         (b)1,499         (b)689           (b)688

-------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.218       (a)$13.520       (a)$12.841       (a)$12.601
                                                             (b)$12.952       (b)$13.162       (b)$12.420       (b)$12.109
 Ending AUV................................................. (a)$13.520       (a)$12.841       (a)$12.601       (a)$12.051
                                                             (b)$13.162       (b)$12.420       (b)$12.109       (b)$11.505
 Ending Number of AUs....................................... (a)2,000,928     (a)2,663,215     (a)3,149,904     (a)3,345,147
                                                             (b)36,742        (b)35,118        (b)28,605        (b)27,102

-------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.588        (a)$9.884        (a)$12.282       (a)$12.600
                                                             (b)$8.418        (b)$9.626        (b)$11.884       (b)$12.113
 Ending AUV................................................. (a)$9.884        (a)$12.282       (a)$12.600       (a)$12.254
                                                             (b)$9.626        (b)$11.884       (b)$12.113       (b)$11.704
 Ending Number of AUs....................................... (a)389,259       (a)369,665       (a)371,152       (a)370,140
                                                             (b)13,295        (b)13,294        (b)13,735        (b)14,273

-------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                          FISCAL YEAR      FISCAL YEAR
                                                           INCEPTION         ENDED            ENDED
VARIABLE PORTFOLIOS                                       TO 12/31/09      12/31/10         12/31/11
======================================================== ============= ================ ================
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$10.882    (a)$11.134       (a)$11.510
                                                         (b)$10.880    (b)$11.057       (b)$11.356
 Ending AUV............................................. (a)$11.134    (a)$11.510       (a)$12.136
                                                         (b)$11.057    (b)$11.356       (b)$11.896
 Ending Number of AUs................................... (a)151,610    (a)1,160,352     (a)2,843,327
                                                         (b)8,234      (b)31,403        (b)62,574

---------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$7.141     (a)$9.388        (a)$10.550
                                                         (b)$7.139     (b)$9.288        (b)$10.322
 Ending AUV............................................. (a)$9.388     (a)$10.550       (a)$9.739
                                                         (b)$9.288     (b)$10.322       (b)$9.463
 Ending Number of AUs................................... (a)5,124      (a)28,582        (a)128,428
                                                         (b)14         (b)1,859         (b)1,904

---------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$6.524     (a)$8.224        (a)$9.027
                                                         (b)$6.523     (b)$8.107        (b)$8.799
 Ending AUV............................................. (a)$8.224     (a)$9.027        (a)$9.630
                                                         (b)$8.107     (b)$8.799        (b)$9.325
 Ending Number of AUs................................... (a)3,497      (a)21,556        (a)935,333
                                                         (b)15         (b)6,034         (b)81,739

---------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$7.903     (a)$9.524        (a)$11.659
                                                         (b)$7.902     (b)$9.464        (b)$11.511
 Ending AUV............................................. (a)$9.524     (a)$11.659       (a)$11.208
                                                         (b)$9.464     (b)$11.511       (b)$10.993
 Ending Number of AUs................................... (a)75,611     (a)757,933       (a)1,988,550
                                                         (b)11,490     (b)30,368        (b)55,361

---------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$7.581     (a)$9.718        (a)$10.965
                                                         (b)$7.579     (b)$9.641        (b)$10.808
 Ending AUV............................................. (a)$9.718     (a)$10.965       (a)$11.259
                                                         (b)$9.641     (b)$10.808       (b)$11.025
 Ending Number of AUs................................... (a)98,970     (a)281,348       (a)838,118
                                                         (b)11,266     (b)11,494        (b)49,924

---------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$6.886     (a)$9.406        (a)$10.047
                                                         (b)$6.885     (b)$9.343        (b)$9.916
 Ending AUV............................................. (a)$9.406     (a)$10.047       (a)$8.448
                                                         (b)$9.343     (b)$9.916        (b)$8.283
 Ending Number of AUs................................... (a)17,684     (a)102,127       (a)307,919
                                                         (b)7,376      (b)14,919        (b)24,228

---------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$5.753     (a)$7.837        (a)$8.264
                                                         (b)$5.752     (b)$7.762        (b)$8.119
 Ending AUV............................................. (a)$7.837     (a)$8.264        (a)$7.015
                                                         (b)$7.762     (b)$8.119        (b)$6.847
 Ending Number of AUs................................... (a)4,745      (a)49,345        (a)143,474
                                                         (b)18         (b)6,540         (b)19,292

---------------------------------------------------------



                                                            FISCAL YEAR      FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                               ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                          12/31/12         12/31/13         12/31/14         12/31/15
======================================================== ================ ================ ================ ===============
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$12.136       (a)$12.403       (a)$11.957       (a)$12.382
                                                         (b)$11.896       (b)$12.078       (b)$11.569       (b)$11.903
 Ending AUV............................................. (a)$12.403       (a)$11.957       (a)$12.382       (a)$12.258
                                                         (b)$12.078       (b)$11.569       (b)$11.903       (b)$11.706
 Ending Number of AUs................................... (a)3,994,521     (a)4,815,432     (a)5,226,026     (a)6,360,922
                                                         (b)72,535        (b)73,994        (b)69,125        (b)63,850

---------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$9.739        (a)$10.928       (a)$14.546       (a)$15.930
                                                         (b)$9.463        (b)$10.550       (b)$13.953       (b)$14.666
 Ending AUV............................................. (a)$10.928       (a)$14.546       (a)$15.390       (a)$15.176
                                                         (b)$10.550       (b)$13.953       (b)$14.666       (b)$14.369
 Ending Number of AUs................................... (a)178,562       (a)169,493       (a)178,917       (a)201,341
                                                         (b)1,802         (b)0             (b)0             (b)0

---------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$9.630        (a)$10.785       (a)$13.992       (a)$15.720
                                                         (b)$9.325        (b)$10.376       (b)$13.374       (b)$14.929
 Ending AUV............................................. (a)$10.785       (a)$13.992       (a)$15.720       (a)$15.142
                                                         (b)$10.376       (b)$13.374       (b)$14.929       (b)$14.286
 Ending Number of AUs................................... (a)1,565,901     (a)1,598,208     (a)1,696,957     (a)1,795,169
                                                         (b)83,888        (b)81,851        (b)76,808        (b)77,838

---------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$11.208       (a)$12.974       (a)$17.604       (a)$17.979
                                                         (b)$10.993       (b)$12.643       (b)$17.044       (b)$17.294
 Ending AUV............................................. (a)$12.974       (a)$17.604       (a)$17.979       (a)$17.586
                                                         (b)$12.643       (b)$17.044       (b)$17.294       (b)$16.806
 Ending Number of AUs................................... (a)2,160,650     (a)1,852,306     (a)1,759,394     (a)1,655,036
                                                         (b)58,423        (b)50,561        (b)46,950        (b)46,294

---------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$11.259       (a)$12.968       (a)$13.779       (a)$13.682
                                                         (b)$11.025       (b)$12.617       (b)$13.320       (b)$13.140
 Ending AUV............................................. (a)$12.968       (a)$13.779       (a)$13.682       (a)$12.893
                                                         (b)$12.617       (b)$13.320       (b)$13.140       (b)$12.302
 Ending Number of AUs................................... (a)1,184,126     (a)1,632,566     (a)1,351,233     (a)1,343,411
                                                         (b)64,566        (b)68,088        (b)51,820        (b)49,173

---------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$8.448        (a)$9.761        (a)$11.594       (a)$10.450
                                                         (b)$8.283        (b)$9.509        (b)$11.221       (b)$10.049
 Ending AUV............................................. (a)$9.761        (a)$11.594       (a)$10.450       (a)$10.317
                                                         (b)$9.509        (b)$11.221       (b)$10.049       (b)$9.857
 Ending Number of AUs................................... (a)352,763       (a)442,563       (a)516,141       (a)607,756
                                                         (b)15,921        (b)16,759        (b)16,891        (b)27,368

---------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$7.015        (a)$8.377        (a)$10.067       (a)$8.975
                                                         (b)$6.847        (b)$8.124        (b)$9.699        (b)$8.591
 Ending AUV............................................. (a)$8.377        (a)$10.067       (a)$8.975        (a)$8.695
                                                         (b)$8.124        (b)$9.699        (b)$8.591        (b)$8.270
 Ending Number of AUs................................... (a)168,637       (a)178,181       (a)219,434       (a)232,260
                                                         (b)18,316        (b)22,845        (b)21,553        (b)23,351

---------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                        FISCAL YEAR      FISCAL YEAR
                                                         INCEPTION         ENDED            ENDED
VARIABLE PORTFOLIOS                                     TO 12/31/09      12/31/10         12/31/11
====================================================== ============= ================ ================
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV........................................ (a)$7.461     (a)$10.054       (a)$11.863
                                                       (b)$7.459     (b)$9.982        (b)$11.658
 Ending AUV........................................... (a)$10.054    (a)$11.863       (a)$10.961
                                                       (b)$9.982     (b)$11.658       (b)$10.623
 Ending Number of AUs................................. (a)4,003      (a)54,048        (a)132,872
                                                       (b)3,929      (b)9             (b)4,937

-------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV........................................ (a)$6.362     (a)$8.362        (a)$9.549
                                                       (b)$6.360     (b)$8.311        (b)$9.430
 Ending AUV........................................... (a)$8.362     (a)$9.549        (a)$9.227
                                                       (b)$8.311     (b)$9.430        (b)$9.053
 Ending Number of AUs................................. (a)149,295    (a)1,361,769     (a)3,289,778
                                                       (b)21,196     (b)44,446        (b)82,099

-------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV........................................ (a)$6.868     (a)$8.977        (a)$9.941
                                                       (b)$6.866     (b)$8.920        (b)$9.814
 Ending AUV........................................... (a)$8.977     (a)$9.941        (a)$9.590
                                                       (b)$8.920     (b)$9.814        (b)$9.406
 Ending Number of AUs................................. (a)159,241    (a)1,543,848     (a)3,878,109
                                                       (b)18,694     (b)69,419        (b)110,493

-------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV........................................ (a)$6.314     (a)$7.910        (a)$9.167
                                                       (b)$6.313     (b)$7.867        (b)$9.058
 Ending AUV........................................... (a)$7.910     (a)$9.167        (a)$8.498
                                                       (b)$7.867     (b)$9.058        (b)$8.343
 Ending Number of AUs................................. (a)88,350     (a)677,384       (a)1,866,796
                                                       (b)5,286      (b)18,975        (b)50,607

-------------------------------------------------------
MANAGED ALLOCATION BALANCED - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV........................................ (a)N/A        (a)$10.759       (a)$11.481
                                                       (b)N/A        (b)$10.548       (b)$11.180
 Ending AUV........................................... (a)N/A        (a)$11.481       (a)$11.385
                                                       (b)N/A        (b)$11.180       (b)$11.014
 Ending Number of AUs................................. (a)N/A        (a)735,665       (a)2,126,800
                                                       (b)N/A        (b)8,184         (b)20,339

-------------------------------------------------------
MANAGED ALLOCATION GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV........................................ (a)N/A        (a)$10.215       (a)$11.173
                                                       (b)N/A        (b)$10.016       (b)$10.874
 Ending AUV........................................... (a)N/A        (a)$11.173       (a)$10.301
                                                       (b)N/A        (b)$10.874       (b)$9.960
 Ending Number of AUs................................. (a)N/A        (a)46,920        (a)226,663
                                                       (b)N/A        (b)6,992         (b)45,099

-------------------------------------------------------
MANAGED ALLOCATION MODERATE - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV........................................ (a)N/A        (a)$10.617       (a)$11.425
                                                       (b)N/A        (b)$10.410       (b)$11.133
 Ending AUV........................................... (a)N/A        (a)$11.425       (a)$11.063
                                                       (b)N/A        (b)$11.133       (b)$10.710
 Ending Number of AUs................................. (a)N/A        (a)790,445       (a)2,921,500
                                                       (b)N/A        (b)15,089        (b)36,886

-------------------------------------------------------



                                                          FISCAL YEAR      FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                             ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                        12/31/12         12/31/13         12/31/14         12/31/15
====================================================== ================ ================ ================ ===============
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV........................................ (a)$10.961       (a)$12.269       (a)$16.931       (a)$18.078
                                                       (b)$10.623       (b)$11.813       (b)$16.035       (b)$17.010
 Ending AUV........................................... (a)$12.269       (a)$16.931       (a)$18.078       (a)$18.692
                                                       (b)$11.813       (b)$16.035       (b)$17.010       (b)$17.474
 Ending Number of AUs................................. (a)123,702       (a)109,309       (a)114,164       (a)95,315
                                                       (b)623           (b)0             (b)0             (b)0

-------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV........................................ (a)$9.227        (a)$10.832       (a)$14.505       (a)$15.620
                                                       (b)$9.053        (b)$10.558       (b)$14.047       (b)$15.029
 Ending AUV........................................... (a)$10.832       (a)$14.505       (a)$15.620       (a)$14.464
                                                       (b)$10.558       (b)$14.047       (b)$15.029       (b)$13.826
 Ending Number of AUs................................. (a)3,527,130     (a)3,272,884     (a)3,241,381     (a)3,343,626
                                                       (b)92,931        (b)85,731        (b)78,531        (b)72,075

-------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV........................................ (a)$9.590        (a)$10.824       (a)$14.294       (a)$15.515
                                                       (b)$9.406        (b)$10.548       (b)$13.839       (b)$14.924
 Ending AUV........................................... (a)$10.824       (a)$14.294       (a)$15.515       (a)$14.807
                                                       (b)$10.548       (b)$13.839       (b)$14.924       (b)$14.151
 Ending Number of AUs................................. (a)4,391,782     (a)3,990,342     (a)3,854,008     (a)3,840,233
                                                       (b)110,609       (b)102,557       (b)96,992        (b)93,976

-------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV........................................ (a)$8.498        (a)$9.402        (a)$12.613       (a)$13.403
                                                       (b)$8.343        (b)$9.171        (b)$12.223       (b)$12.905
 Ending AUV........................................... (a)$9.402        (a)$12.613       (a)$13.403       (a)$12.851
                                                       (b)$9.171        (b)$12.223       (b)$12.905       (b)$12.293
 Ending Number of AUs................................. (a)2,173,904     (a)1,888,694     (a)1,734,729     (a)1,615,549
                                                       (b)53,403        (b)46,751        (b)41,253        (b)42,200

-------------------------------------------------------
MANAGED ALLOCATION BALANCED - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV........................................ (a)$11.385       (a)$12.441       (a)$13.691       (a)$14.233
                                                       (b)$11.014       (b)$11.958       (b)$13.074       (b)$13.504
 Ending AUV........................................... (a)$12.441       (a)$13.691       (a)$14.233       (a)$13.862
                                                       (b)$11.958       (b)$13.074       (b)$13.504       (b)$13.067
 Ending Number of AUs................................. (a)2,873,463     (a)2,837,507     (a)2,846,362     (a)2,717,493
                                                       (b)42,531        (b)44,150        (b)38,031        (b)34,301

-------------------------------------------------------
MANAGED ALLOCATION GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV........................................ (a)$10.301       (a)$11.679       (a)$14.260       (a)$14.812
                                                       (b)$9.960        (b)$11.220       (b)$13.610       (b)$14.045
 Ending AUV........................................... (a)$11.679       (a)$14.260       (a)$14.812       (a)$14.347
                                                       (b)$11.220       (b)$13.610       (b)$14.045       (b)$13.516
 Ending Number of AUs................................. (a)225,686       (a)301,330       (a)349,567       (a)387,275
                                                       (b)39,944        (b)39,937        (b)43,889        (b)22,807

-------------------------------------------------------
MANAGED ALLOCATION MODERATE - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV........................................ (a)$11.063       (a)$12.205       (a)$13.785       (a)$14.323
                                                       (b)$10.710       (b)$11.739       (b)$13.174       (b)$13.598
 Ending AUV........................................... (a)$12.205       (a)$13.785       (a)$14.323       (a)$13.906
                                                       (b)$11.739       (b)$13.174       (b)$13.598       (b)$13.118
 Ending Number of AUs................................. (a)3,693,297     (a)3,716,208     (a)3,864,912     (a)4,027,290
                                                       (b)56,257        (b)54,571        (b)63,426        (b)61,587

-------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                         FISCAL YEAR      FISCAL YEAR
                                                          INCEPTION         ENDED            ENDED
VARIABLE PORTFOLIOS                                      TO 12/31/09      12/31/10         12/31/11
======================================================= ============= ================ ================
MANAGED ALLOCATION MODERATE GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)N/A        (a)$10.303       (a)$11.155
                                                        (b)N/A        (b)$10.100       (b)$10.863
 Ending AUV............................................ (a)N/A        (a)$11.155       (a)$10.620
                                                        (b)N/A        (b)$10.863       (b)$10.275
 Ending Number of AUs.................................. (a)N/A        (a)874,350       (a)2,789,887
                                                        (b)N/A        (b)82,764        (b)108,968

--------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$7.746     (a)$9.819        (a)$12.129
                                                        (b)$7.744     (b)$9.734        (b)$11.947
 Ending AUV............................................ (a)$9.819     (a)$12.129       (a)$11.234
                                                        (b)$9.734     (b)$11.947       (b)$10.994
 Ending Number of AUs.................................. (a)5,842      (a)276,314       (a)794,854
                                                        (b)78         (b)7,990         (b)26,110

--------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$7.802     (a)$11.090       (a)$12.688
                                                        (b)$7.800     (b)$10.996       (b)$12.499
 Ending AUV............................................ (a)$11.090    (a)$12.688       (a)$9.961
                                                        (b)$10.996    (b)$12.499       (b)$9.750
 Ending Number of AUs.................................. (a)26,691     (a)167,506       (a)494,167
                                                        (b)16,403     (b)101,257       (b)119,185

--------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$4.808     (a)$6.600        (a)$7.792
                                                        (b)$4.807     (b)$6.557        (b)$7.690
 Ending AUV............................................ (a)$6.600     (a)$7.792        (a)$8.297
                                                        (b)$6.557     (b)$7.690        (b)$8.136
 Ending Number of AUs.................................. (a)142,110    (a)1,094,253     (a)2,567,462
                                                        (b)12,100     (b)35,629        (b)77,331

--------------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)N/A        (a)$11.305       (a)$11.425
                                                        (b)N/A        (b)$11.077       (b)$11.128
 Ending AUV............................................ (a)N/A        (a)$11.425       (a)$11.955
                                                        (b)N/A        (b)$11.128       (b)$11.569
 Ending Number of AUs.................................. (a)N/A        (a)1,372,938     (a)3,797,293
                                                        (b)N/A        (b)20,124        (b)62,356

--------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$7.466     (a)$9.759        (a)$10.592
                                                        (b)$7.464     (b)$9.664        (b)$10.374
 Ending AUV............................................ (a)$9.759     (a)$10.592       (a)$10.189
                                                        (b)$9.664     (b)$10.374       (b)$9.892
 Ending Number of AUs.................................. (a)4,893      (a)31,223        (a)110,822
                                                        (b)14         (b)14            (b)940

--------------------------------------------------------
SA JANUS FOCUSED GROWTH *- SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$7.329     (a)$9.322        (a)$10.776
                                                        (b)$7.327     (b)$9.266        (b)$10.642
 Ending AUV............................................ (a)$9.322     (a)$10.776       (a)$10.458
                                                        (b)$9.266     (b)$10.642       (b)$10.261
 Ending Number of AUs.................................. (a)71,724     (a)435,168       (a)990,175
                                                        (b)4,546      (b)20,537        (b)24,196

--------------------------------------------------------



                                                           FISCAL YEAR      FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                              ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                         12/31/12         12/31/13         12/31/14         12/31/15
======================================================= ================ ================ ================ ===============
MANAGED ALLOCATION MODERATE GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)$10.620       (a)$11.834       (a)$13.702       (a)$14.222
                                                        (b)$10.275       (b)$11.375       (b)$13.086       (b)$13.494
 Ending AUV............................................ (a)$11.834       (a)$13.702       (a)$14.222       (a)$13.794
                                                        (b)$11.375       (b)$13.086       (b)$13.494       (b)$13.003
 Ending Number of AUs.................................. (a)3,053,471     (a)3,290,803     (a)3,191,803     (a)3,200,426
                                                        (b)90,817        (b)76,316        (b)64,669        (b)64,394

--------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$11.234       (a)$12.837       (a)$18.002       (a)$19.722
                                                        (b)$10.994       (b)$12.481       (b)$17.390       (b)$18.928
 Ending AUV............................................ (a)$12.837       (a)$18.002       (a)$19.722       (a)$19.998
                                                        (b)$12.481       (b)$17.390       (b)$18.928       (b)$19.069
 Ending Number of AUs.................................. (a)914,784       (a)818,878       (a)794,138       (a)789,654
                                                        (b)30,856        (b)28,370        (b)24,494        (b)25,876

--------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$9.961        (a)$10.153       (a)$10.578       (a)$8.485
                                                        (b)$9.750        (b)$9.873        (b)$10.219       (b)$8.145
 Ending AUV............................................ (a)$10.153       (a)$10.578       (a)$8.485        (a)$6.567
                                                        (b)$9.873        (b)$10.219       (b)$8.145        (b)$6.263
 Ending Number of AUs.................................. (a)638,297       (a)657,268       (a)783,549       (a)925,677
                                                        (b)116,277       (b)66,929        (b)61,684        (b)36,474

--------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$8.297        (a)$9.577        (a)$9.234        (a)$11.799
                                                        (b)$8.136        (b)$9.330        (b)$8.937        (b)$11.346
 Ending AUV............................................ (a)$9.577        (a)$9.234        (a)$11.799       (a)$11.829
                                                        (b)$9.330        (b)$8.937        (b)$11.346       (b)$11.302
 Ending Number of AUs.................................. (a)2,922,638     (a)3,398,487     (a)2,749,234     (a)2,481,903
                                                        (b)81,702        (b)83,703        (b)68,993        (b)63,209

--------------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)$11.955       (a)$12.248       (a)$11.456       (a)$11.493
                                                        (b)$11.569       (b)$11.775       (b)$10.943       (b)$10.907
 Ending AUV............................................ (a)$12.248       (a)$11.456       (a)$11.493       (a)$11.191
                                                        (b)$11.775       (b)$10.943       (b)$10.907       (b)$10.551
 Ending Number of AUs.................................. (a)5,055,051     (a)6,324,907     (a)6,739,581     (a)6,951,102
                                                        (b)74,664        (b)83,036        (b)86,896        (b)81,731

--------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$10.189       (a)$11.698       (a)$15.831       (a)$17.796
                                                        (b)$9.892        (b)$11.283       (b)$15.172       (b)$16.944
 Ending AUV............................................ (a)$11.698       (a)$15.831       (a)$17.796       (a)$19.495
                                                        (b)$11.283       (b)$15.172       (b)$16.944       (b)$18.442
 Ending Number of AUs.................................. (a)216,259       (a)193,980       (a)223,689       (a)351,582
                                                        (b)2,696         (b)2,766         (b)6,919         (b)9,013

--------------------------------------------------------
SA JANUS FOCUSED GROWTH *- SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$10.458       (a)$11.455       (a)$15.194       (a)$16.640
                                                        (b)$10.261       (b)$11.167       (b)$14.715       (b)$16.012
 Ending AUV............................................ (a)$11.455       (a)$15.194       (a)$16.640       (a)$16.429
                                                        (b)$11.167       (b)$14.715       (b)$16.012       (b)$15.706
 Ending Number of AUs.................................. (a)1,161,349     (a)1,130,334     (a)1,150,094     (a)1,130,864
                                                        (b)24,429        (b)22,399        (b)20,342        (b)18,759

--------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



        * On June 30, 2016, the SA Marisco Focused Growth Portfolio was renamed SA Janus Focused Growth Portfolio.


                                      A-6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR      FISCAL YEAR
                                                               INCEPTION         ENDED            ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/09      12/31/10         12/31/11
============================================================ ============= ================ ================
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.461    (a)$12.237       (a)$12.813
                                                             (b)$11.459    (b)$12.160       (b)$12.650
 Ending AUV................................................. (a)$12.237    (a)$12.813       (a)$13.419
                                                             (b)$12.160    (b)$12.650       (b)$13.162
 Ending Number of AUs....................................... (a)353,847    (a)3,036,928     (a)7,345,732
                                                             (b)22,780     (b)86,532        (b)151,306

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE** - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.871     (a)$9.015        (a)$9.957
                                                             (b)$6.870     (b)$8.967        (b)$9.840
 Ending AUV................................................. (a)$9.015     (a)$9.957        (a)$9.390
                                                             (b)$8.967     (b)$9.840        (b)$9.219
 Ending Number of AUs....................................... (a)131,110    (a)1,287,109     (a)3,262,288
                                                             (b)13,480     (b)68,361        (b)158,020

-------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.651     (a)$9.724        (a)$10.646
                                                             (b)$7.649     (b)$9.662        (b)$10.509
 Ending AUV................................................. (a)$9.724     (a)$10.646       (a)$10.282
                                                             (b)$9.662     (b)$10.509       (b)$10.084
 Ending Number of AUs....................................... (a)121,683    (a)1,199,632     (a)3,146,945
                                                             (b)15,762     (b)43,335        (b)85,071

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.244     (a)$9.757        (a)$10.571
                                                             (b)$8.242     (b)$9.689        (b)$10.431
 Ending AUV................................................. (a)$9.757     (a)$10.571       (a)$10.609
                                                             (b)$9.689     (b)$10.431       (b)$10.401
 Ending Number of AUs....................................... (a)60,177     (a)270,635       (a)579,499
                                                             (b)329        (b)14,767        (b)14,256

-------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.695     (a)$8.532        (a)$10.652
                                                             (b)$6.694     (b)$8.476        (b)$10.514
 Ending AUV................................................. (a)$8.532     (a)$10.652       (a)$10.150
                                                             (b)$8.476     (b)$10.514       (b)$9.953
 Ending Number of AUs....................................... (a)80,714     (a)839,190       (a)2,192,103
                                                             (b)12,790     (b)36,913        (b)79,384

-------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.372     (a)$9.864        (a)$12.222
                                                             (b)$7.371     (b)$9.800        (b)$12.063
 Ending AUV................................................. (a)$9.864     (a)$12.222       (a)$11.073
                                                             (b)$9.800     (b)$12.063       (b)$10.858
 Ending Number of AUs....................................... (a)149,907    (a)1,412,358     (a)3,884,706
                                                             (b)16,288     (b)44,449        (b)96,712

-------------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)N/A        (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A

-------------------------------------------------------------



                                                                FISCAL YEAR        FISCAL YEAR        FISCAL YEAR
                                                                   ENDED              ENDED              ENDED
VARIABLE PORTFOLIOS                                               12/31/12          12/31/13           12/31/14
============================================================ ================= ================== ==================
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.419        (a)$14.174         (a)$13.455
                                                             (b)$13.162        (b)$13.812         (b)$13.028
 Ending AUV................................................. (a)$14.174        (a)$13.455         (a)$13.886
                                                             (b)$13.812        (b)$13.028         (b)$13.357
 Ending Number of AUs....................................... (a)10,040,797     (a)12,131,112      (a)12,229,008
                                                             (b)166,406        (b)168,358         (b)150,008

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE** - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.390         (a)$10.421         (a)$13.717
                                                             (b)$9.219         (b)$10.164         (b)$13.293
 Ending AUV................................................. (a)$10.421        (a)$13.717         (a)$14.416
                                                             (b)$10.164        (b)$13.293         (b)$13.880
 Ending Number of AUs....................................... (a)3,767,639      (a)3,483,999       (a)3,569,624
                                                             (b)146,789        (b)134,336         (b)128,177

-------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.282        (a)$12.063         (a)$15.657
                                                             (b)$10.084        (b)$11.754         (b)$15.158
 Ending AUV................................................. (a)$12.063        (a)$15.657         (a)$17.093
                                                             (b)$11.754        (b)$15.158         (b)$16.441
 Ending Number of AUs....................................... (a)3,519,261      (a)3,314,558       (a)3,233,358
                                                             (b)91,320         (b)84,775          (b)80,193

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.609        (a)$11.628         (a)$13.626
                                                             (b)$10.401        (b)$11.326         (b)$13.186
 Ending AUV................................................. (a)$11.628        (a)$13.626         (a)$14.550
                                                             (b)$11.326        (b)$13.186         (b)$13.989
 Ending Number of AUs....................................... (a)846,980        (a)947,314         (a)929,630
                                                             (b)14,914         (b)17,944          (b)17,389

-------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.150        (a)$11.779         (a)$15.702
                                                             (b)$9.953         (b)$11.476         (b)$15.199
 Ending AUV................................................. (a)$11.779        (a)$15.702         (a)$15.463
                                                             (b)$11.476        (b)$15.199         (b)$14.871
 Ending Number of AUs....................................... (a)2,398,013      (a)2,115,967       (a)2,149,639
                                                             (b)75,981         (b)65,347          (b)62,884

-------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.073        (a)$12.930         (a)$17.544
                                                             (b)$10.858        (b)$12.597         (b)$16.982
 Ending AUV................................................. (a)$12.930        (a)$17.544         (a)$18.852
                                                             (b)$12.597        (b)$16.982         (b)$18.129
 Ending Number of AUs....................................... (a)4,290,770      (a)3,783,732       (a)3,499,705
                                                             (b)103,332        (b)86,267          (b)77,530

-------------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)$9.999         (a)$10.540         (a)$12.187
                                                             (b)$9.999         (b)$10.416         (b)$11.942
 Ending AUV................................................. (a)$10.540        (a)$12.187         (a)$12.550
                                                             (b)$10.416        (b)$11.942         (b)$12.217
 Ending Number of AUs....................................... (a)60,745,450     (a)150,632,803     (a)233,894,260
                                                             (b)10             (b)30,376          (b)27,225

-------------------------------------------------------------



                                                                FISCAL YEAR
                                                                   ENDED
VARIABLE PORTFOLIOS                                               12/31/15
============================================================ =================
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.886
                                                             (b)$13.357
 Ending AUV................................................. (a)$13.656
                                                             (b)$13.051
 Ending Number of AUs....................................... (a)12,010,944
                                                             (b)137,266

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE** - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$14.416
                                                             (b)$13.880
 Ending AUV................................................. (a)$14.380
                                                             (b)$13.757
 Ending Number of AUs....................................... (a)3,341,852
                                                             (b)116,489

-------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$17.093
                                                             (b)$16.441
 Ending AUV................................................. (a)$16.867
                                                             (b)$16.118
 Ending Number of AUs....................................... (a)3,139,186
                                                             (b)75,532

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$14.550
                                                             (b)$13.989
 Ending AUV................................................. (a)$14.260
                                                             (b)$13.622
 Ending Number of AUs....................................... (a)973,363
                                                             (b)17,154

-------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$15.463
                                                             (b)$14.871
 Ending AUV................................................. (a)$14.091
                                                             (b)$13.463
 Ending Number of AUs....................................... (a)2,207,061
                                                             (b)62,390

-------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$18.852
                                                             (b)$18.129
 Ending AUV................................................. (a)$17.478
                                                             (b)$16.700
 Ending Number of AUs....................................... (a)3,520,275
                                                             (b)77,139

-------------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)$12.550
                                                             (b)$12.217
 Ending AUV................................................. (a)$11.749
                                                             (b)$11.363
 Ending Number of AUs....................................... (a)304,891,251
                                                             (b)26,074

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



        ** On September 8, 2015, the Davis Venture Value Portfolio was renamed SA Legg Mason BW Large Cap Value Portfolio.


                                      A-7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                            FISCAL YEAR   FISCAL YEAR
                                                               INCEPTION       ENDED         ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/09     12/31/10      12/31/11
============================================================ ============= ============= =============
SUNAMERICA DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.007     (a)$9.129     (a)$10.810
                                                             (b)$7.005     (b)$9.016     (b)$10.607
 Ending AUV................................................. (a)$9.129     (a)$10.810    (a)$10.071
                                                             (b)$9.016     (b)$10.607    (b)$9.818
 Ending Number of AUs....................................... (a)5,859      (a)38,025     (a)89,024
                                                             (b)4,057      (b)10,626     (b)23,249

-------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.961     (a)$10.652    (a)$11.913
                                                             (b)$7.959     (b)$10.526    (b)$11.695
 Ending AUV................................................. (a)$10.652    (a)$11.913    (a)$12.464
                                                             (b)$10.526    (b)$11.695    (b)$12.157
 Ending Number of AUs....................................... (a)4,210      (a)38,992     (a)146,265
                                                             (b)1,245      (b)4,877      (b)7,038

-------------------------------------------------------------
VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV.............................................. (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
VCP TOTAL RETURN BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
VCP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------



                                                                FISCAL YEAR      FISCAL YEAR        FISCAL YEAR
                                                                   ENDED            ENDED              ENDED
VARIABLE PORTFOLIOS                                              12/31/12          12/31/13          12/31/14
============================================================ ================ ================= ==================
SUNAMERICA DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)$9.999        (a)$10.426        (a)$12.098
                                                             (b)$9.999        (b)$10.366        (b)$11.929
 Ending AUV................................................. (a)$10.426       (a)$12.098        (a)$12.456
                                                             (b)$10.366       (b)$11.929        (b)$12.202
 Ending Number of AUs....................................... (a)7,520,197     (a)67,261,976     (a)144,266,337
                                                             (b)10            (b)27,017         (b)25,843

-------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.071       (a)$10.686        (a)$13.246
                                                             (b)$9.818        (b)$10.350        (b)$12.746
 Ending AUV................................................. (a)$10.686       (a)$13.246        (a)$16.282
                                                             (b)$10.350       (b)$12.746        (b)$15.566
 Ending Number of AUs....................................... (a)133,647       (a)158,135        (a)186,156
                                                             (b)53,118        (b)80,879         (b)85,571

-------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.464       (a)$13.927        (a)$16.452
                                                             (b)$12.157       (b)$13.495        (b)$15.840
 Ending AUV................................................. (a)$13.927       (a)$16.452        (a)$18.222
                                                             (b)$13.495       (b)$15.840        (b)$17.430
 Ending Number of AUs....................................... (a)206,307       (a)224,523        (a)255,987
                                                             (b)7,021         (b)6,162          (b)3,291

-------------------------------------------------------------
VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV.............................................. (a)$10.000       (a)$10.062        (a)$11.936
                                                             (b)$9.999        (b)$10.037        (b)$11.806
 Ending AUV................................................. (a)$10.062       (a)$11.936        (a)$12.099
                                                             (b)$10.037       (b)$11.806        (b)$11.891
 Ending Number of AUs....................................... (a)210,471       (a)3,372,087      (a)8,753,196
                                                             (b)10            (b)574            (b)599

-------------------------------------------------------------
VCP TOTAL RETURN BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A           (a)$--            (a)$10.834
                                                             (b)N/A           (b)$--            (b)$10.816
 Ending AUV................................................. (a)N/A           (a)$10.834        (a)$11.360
                                                             (b)N/A           (b)$10.816        (b)$11.313
 Ending Number of AUs....................................... (a)N/A           (a)1,951,123      (a)7,479,917
                                                             (b)N/A           (b)374,826        (b)1,218,615

-------------------------------------------------------------
VCP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A           (a)$--            (a)$11.021
                                                             (b)N/A           (b)$--            (b)$11.002
 Ending AUV................................................. (a)N/A           (a)$11.021        (a)$11.776
                                                             (b)N/A           (b)$11.002        (b)$11.727
 Ending Number of AUs....................................... (a)N/A           (a)2,026,947      (a)7,639,621
                                                             (b)N/A           (b)391,312        (b)1,257,088

-------------------------------------------------------------



                                                                FISCAL YEAR
                                                                   ENDED
VARIABLE PORTFOLIOS                                               12/31/15
============================================================ =================
SUNAMERICA DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)$12.456
                                                             (b)$12.202
 Ending AUV................................................. (a)$11.629
                                                             (b)$11.318
 Ending Number of AUs....................................... (a)207,746,225
                                                             (b)24,759

-------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$16.282
                                                             (b)$15.566
 Ending AUV................................................. (a)$17.648
                                                             (b)$16.763
 Ending Number of AUs....................................... (a)232,415
                                                             (b)96,262

-------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$18.222
                                                             (b)$17.430
 Ending AUV................................................. (a)$15.782
                                                             (b)$14.999
 Ending Number of AUs....................................... (a)226,466
                                                             (b)3,329

-------------------------------------------------------------
VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV.............................................. (a)$12.099
                                                             (b)$11.891
 Ending AUV................................................. (a)$11.781
                                                             (b)$11.503
 Ending Number of AUs....................................... (a)27,386,799
                                                             (b)616

-------------------------------------------------------------
VCP TOTAL RETURN BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)$11.360
                                                             (b)$11.313
 Ending AUV................................................. (a)$10.784
                                                             (b)$10.713
 Ending Number of AUs....................................... (a)23,955,465
                                                             (b)3,060,178

-------------------------------------------------------------
VCP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)$11.776
                                                             (b)$11.727
 Ending AUV................................................. (a)$11.360
                                                             (b)$11.284
 Ending Number of AUs....................................... (a)29,241,121
                                                             (b)3,921,183

-------------------------------------------------------------

        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.

                                      A-8

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                                (NEW YORK ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                           FISCAL YEAR   FISCAL YEAR
                                                            INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                           12/31/09       12/31/10      12/31/11
========================================================== ============== ============= =============
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$5.307      (a)$7.064     (a)$8.428
                                                           (b)$5.304      (b)$7.033     (b)$8.369
 Ending AUV............................................... (a)$7.064      (a)$8.428     (a)$8.134
                                                           (b)$7.033      (b)$8.369     (b)$8.057
 Ending Number of AUs..................................... (a)19          (a)2,261      (a)8,758
                                                           (b)0           (b)695        (b)4,569

-----------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$7.675      (a)$9.248     (a)$10.223
                                                           (b)$7.674      (b)$9.220     (b)$10.167
 Ending AUV............................................... (a)$9.248      (a)$10.223    (a)$10.190
                                                           (b)$9.220      (b)$10.167    (b)$10.109
 Ending Number of AUs..................................... (a)6,788       (a)6,647      (a)12,771
                                                           (b)1,837       (b)1,816      (b)12,147

-----------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$7.598      (a)$10.333    (a)$11.362
                                                           (b)$7.597      (b)$10.310    (b)$11.309
 Ending AUV............................................... (a)$10.333     (a)$11.362    (a)$10.190
                                                           (b)$10.310     (b)$11.309    (b)$10.117
 Ending Number of AUs..................................... (a)18,857      (a)75,937     (a)268,689
                                                           (b)4,411       (b)37,282     (b)133,047

-----------------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$6.814      (a)$8.806     (a)$10.285
                                                           (b)$6.813      (b)$8.787     (b)$10.237
 Ending AUV............................................... (a)$8.806      (a)$10.285    (a)$9.688
                                                           (b)$8.787      (b)$10.237    (b)$9.619
 Ending Number of AUs..................................... (a)3,572       (a)32,367     (a)97,206
                                                           (b)4,470       (b)25,955     (b)67,648

-----------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$6.835      (a)$8.697     (a)$9.535
                                                           (b)$6.836      (b)$8.680     (b)$9.492
 Ending AUV............................................... (a)$8.697      (a)$9.535     (a)$9.210
                                                           (b)$8.680      (b)$9.492     (b)$9.146
 Ending Number of AUs..................................... (a)15,361      (a)28,696     (a)58,298
                                                           (b)569         (b)9,755      (b)22,941

-----------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$8.501      (a)$10.300    (a)$11.546
                                                           (b)$8.503      (b)$10.261    (b)$11.472
 Ending AUV............................................... (a)$10.300     (a)$11.546    (a)$11.474
                                                           (b)$10.261     (b)$11.472    (b)$11.371
 Ending Number of AUs..................................... (a)12          (a)12         (a)48
                                                           (b)1,650       (b)1,610      (b)3,988

-----------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$8.045      (a)$9.797     (a)$10.788
                                                           (b)$8.042      (b)$9.774     (b)$10.736
 Ending AUV............................................... (a)$9.797      (a)$10.788    (a)$10.864
                                                           (b)$9.774      (b)$10.736    (b)$10.784
 Ending Number of AUs..................................... (a)13          (a)13         (a)3,313
                                                           (b)1,733       (b)2,768      (b)3,945

-----------------------------------------------------------



                                                             FISCAL YEAR    FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                                ENDED          ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                           12/31/12        12/31/13        12/31/14       12/31/15
========================================================== ============== =============== =============== ==============
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$8.134      (a)$9.308       (a)$13.101      (a)$12.970
                                                           (b)$8.057      (b)$9.197       (b)$12.912      (b)$12.752
 Ending AUV............................................... (a)$9.308      (a)$13.101      (a)$12.970      (a)$12.620
                                                           (b)$9.197      (b)$12.912      (b)$12.752      (b)$12.376
 Ending Number of AUs..................................... (a)8,982       (a)8,003        (a)7,854        (a)8,603
                                                           (b)7,199       (b)7,150        (b)10,449       (b)9,453

-----------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$10.190     (a)$11.646      (a)$14.182      (a)$14.709
                                                           (b)$10.109     (b)$11.524      (b)$13.998      (b)$14.483
 Ending AUV............................................... (a)$11.646     (a)$14.182      (a)$14.709      (a)$14.677
                                                           (b)$11.524     (b)$13.998      (b)$14.483      (b)$14.415
 Ending Number of AUs..................................... (a)27,011      (a)74,226       (a)132,311      (a)134,090
                                                           (b)12,266      (b)14,544       (b)38,086       (b)38,737

-----------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$10.190     (a)$12.294      (a)$15.635      (a)$15.737
                                                           (b)$10.117     (b)$12.176      (b)$15.445      (b)$15.507
 Ending AUV............................................... (a)$12.294     (a)$15.635      (a)$15.737      (a)$16.568
                                                           (b)$12.176     (b)$15.445      (b)$15.507      (b)$16.285
 Ending Number of AUs..................................... (a)296,107     (a)275,903      (a)277,608      (a)255,984
                                                           (b)150,432     (b)138,739      (b)141,161      (b)136,052

-----------------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$9.688      (a)$11.241      (a)$14.397      (a)$15.375
                                                           (b)$9.619      (b)$11.133      (b)$14.223      (b)$15.151
 Ending AUV............................................... (a)$11.241     (a)$14.397      (a)$15.375      (a)$16.169
                                                           (b)$11.133     (b)$14.223      (b)$15.151      (b)$15.893
 Ending Number of AUs..................................... (a)125,403     (a)134,270      (a)157,033      (a)146,571
                                                           (b)69,968      (b)86,889       (b)96,486       (b)99,898

-----------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$9.210      (a)$10.651      (a)$13.994      (a)$15.233
                                                           (b)$9.146      (b)$10.550      (b)$13.828      (b)$15.014
 Ending AUV............................................... (a)$10.651     (a)$13.994      (a)$15.233      (a)$15.212
                                                           (b)$10.550     (b)$13.828      (b)$15.014      (b)$14.956
 Ending Number of AUs..................................... (a)69,852      (a)75,110       (a)85,727       (a)137,150
                                                           (b)28,512      (b)29,197       (b)34,483       (b)38,381

-----------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$11.474     (a)$12.647      (a)$14.681      (a)$15.533
                                                           (b)$11.371     (b)$12.502      (b)$14.477      (b)$15.279
 Ending AUV............................................... (a)$12.647     (a)$14.681      (a)$15.533      (a)$15.031
                                                           (b)$12.502     (b)$14.477      (b)$15.279      (b)$14.748
 Ending Number of AUs..................................... (a)559         (a)538          (a)2,327        (a)15,529
                                                           (b)7,142       (b)8,788        (b)10,117       (b)13,644

-----------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$10.864     (a)$12.101      (a)$14.237      (a)$15.622
                                                           (b)$10.784     (b)$11.982      (b)$14.062      (b)$15.392
 Ending AUV............................................... (a)$12.101     (a)$14.237      (a)$15.622      (a)$15.386
                                                           (b)$11.982     (b)$14.062      (b)$15.392      (b)$15.122
 Ending Number of AUs..................................... (a)32,850      (a)35,007       (a)43,315       (a)57,178
                                                           (b)4,106       (b)6,678        (b)29,275       (b)26,218

-----------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                            FISCAL YEAR   FISCAL YEAR
                                             INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                            12/31/09       12/31/10      12/31/11
=========================================== ============== ============= =============
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$7.571      (a)$9.632     (a)$10.670
                                            (b)$7.571      (b)$9.612     (b)$10.621
 Ending AUV................................ (a)$9.632      (a)$10.670    (a)$9.919
                                            (b)$9.612      (b)$10.621    (b)$9.849
 Ending Number of AUs...................... (a)1,720       (a)16,662     (a)59,032
                                            (b)1,028       (b)9,189      (b)35,852

--------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$8.034      (a)$10.786    (a)$13.034
                                            (b)$8.025      (b)$10.754    (b)$12.962
 Ending AUV................................ (a)$10.786     (a)$13.034    (a)$11.929
                                            (b)$10.754     (b)$12.962    (b)$11.834
 Ending Number of AUs...................... (a)2,149       (a)20,205     (a)86,558
                                            (b)1,281       (b)14,561     (b)45,019

--------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$7.015      (a)$9.129     (a)$9.820
                                            (b)$7.013      (b)$9.106     (b)$9.769
 Ending AUV................................ (a)$9.129      (a)$9.820     (a)$9.541
                                            (b)$9.106      (b)$9.769     (b)$9.468
 Ending Number of AUs...................... (a)15          (a)15         (a)0
                                            (b)0           (b)0          (b)0

--------------------------------------------
CASH MANAGEMENT* - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$10.245     (a)$10.152    (a)$9.972
                                            (b)$10.248     (b)$10.126    (b)$9.922
 Ending AUV................................ (a)$10.152     (a)$9.972     (a)$9.792
                                            (b)$10.126     (b)$9.922     (b)$9.718
 Ending Number of AUs...................... (a)235         (a)234        (a)0
                                            (b)0           (b)9,962      (b)0

--------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$10.304     (a)$12.410    (a)$13.559
                                            (b)$10.300     (b)$12.380    (b)$13.493
 Ending AUV................................ (a)$12.410     (a)$13.559    (a)$14.206
                                            (b)$12.380     (b)$13.493    (b)$14.102
 Ending Number of AUs...................... (a)4,693       (a)50,478     (a)182,776
                                            (b)2,878       (b)23,784     (b)81,083

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$7.124      (a)$9.108     (a)$10.471
                                            (b)$7.121      (b)$9.057     (b)$10.384
 Ending AUV................................ (a)$9.108      (a)$10.471    (a)$11.617
                                            (b)$9.057      (b)$10.384    (b)$11.493
 Ending Number of AUs...................... (a)14          (a)2,212      (a)4,060
                                            (b)0           (b)319        (b)9,714

--------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$8.141      (a)$12.204    (a)$14.241
                                            (b)$8.140      (b)$12.179    (b)$14.177
 Ending AUV................................ (a)$12.204     (a)$14.241    (a)$10.364
                                            (b)$12.179     (b)$14.177    (b)$10.291
 Ending Number of AUs...................... (a)130         (a)8,581      (a)40,222
                                            (b)1           (b)4,039      (b)14,133

--------------------------------------------



                                             FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                            12/31/12      12/31/13      12/31/14      12/31/15
=========================================== ============= ============= ============= =============
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$9.919     (a)$10.897    (a)$14.374    (a)$15.840
                                            (b)$9.849     (b)$10.793    (b)$14.202    (b)$15.611
 Ending AUV................................ (a)$10.897    (a)$14.374    (a)$15.840    (a)$16.281
                                            (b)$10.793    (b)$14.202    (b)$15.611    (b)$16.005
 Ending Number of AUs...................... (a)69,660     (a)67,489     (a)64,907     (a)78,184
                                            (b)31,691     (b)27,614     (b)28,820     (b)28,945

--------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$11.929    (a)$14.552    (a)$19.461    (a)$22.083
                                            (b)$11.834    (b)$14.400    (b)$19.210    (b)$21.744
 Ending AUV................................ (a)$14.552    (a)$19.461    (a)$22.083    (a)$23.642
                                            (b)$14.400    (b)$19.210    (b)$21.744    (b)$23.220
 Ending Number of AUs...................... (a)106,443    (a)104,933    (a)102,941    (a)112,079
                                            (b)48,892     (b)43,884     (b)45,493     (b)54,171

--------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$9.541     (a)$10.702    (a)$11.920    (a)$14.564
                                            (b)$9.468     (b)$10.594    (b)$11.789    (b)$14.346
 Ending AUV................................ (a)$10.702    (a)$11.920    (a)$14.564    (a)$15.139
                                            (b)$10.594    (b)$11.789    (b)$14.346    (b)$14.875
 Ending Number of AUs...................... (a)0          (a)0          (a)0          (a)1,159
                                            (b)0          (b)0          (b)0          (b)2,667

--------------------------------------------
CASH MANAGEMENT* - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$9.792     (a)$9.617     (a)$9.445     (a)$9.274
                                            (b)$9.718     (b)$9.521     (b)$9.327     (b)$9.135
 Ending AUV................................ (a)$9.617     (a)$9.445     (a)$9.274     (a)$9.112
                                            (b)$9.521     (b)$9.327     (b)$9.135     (b)$8.953
 Ending Number of AUs...................... (a)3,322      (a)14,561     (a)94,767     (a)207,284
                                            (b)30,637     (b)15,092     (b)15,651     (b)58,298

--------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$14.206    (a)$15.585    (a)$15.560    (a)$16.210
                                            (b)$14.102    (b)$15.431    (b)$15.369    (b)$15.971
 Ending AUV................................ (a)$15.585    (a)$15.560    (a)$16.210    (a)$15.766
                                            (b)$15.431    (b)$15.369    (b)$15.971    (b)$15.494
 Ending Number of AUs...................... (a)256,907    (a)325,604    (a)368,746    (a)403,159
                                            (b)115,067    (b)145,922    (b)168,273    (b)181,184

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$11.617    (a)$13.019    (a)$17.514    (a)$19.100
                                            (b)$11.493    (b)$12.848    (b)$17.241    (b)$18.754
 Ending AUV................................ (a)$13.019    (a)$17.514    (a)$19.100    (a)$19.195
                                            (b)$12.848    (b)$17.241    (b)$18.754    (b)$18.800
 Ending Number of AUs...................... (a)15,219     (a)20,777     (a)27,770     (a)32,425
                                            (b)12,260     (b)12,073     (b)21,960     (b)29,288

--------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$10.364    (a)$12.118    (a)$11.528    (a)$10.682
                                            (b)$10.291    (b)$12.003    (b)$11.390    (b)$10.529
 Ending AUV................................ (a)$12.118    (a)$11.528    (a)$10.682    (a)$9.016
                                            (b)$12.003    (b)$11.390    (b)$10.529    (b)$8.864
 Ending Number of AUs...................... (a)42,756     (a)52,907     (a)62,093     (a)68,433
                                            (b)18,674     (b)24,057     (b)25,075     (b)28,959

--------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


        * On May 2, 2016, the Cash Management Portfolio changed to the Ultra Short Bond Portfolio.

                                      A-10

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                             FISCAL YEAR   FISCAL YEAR
                                                              INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/09       12/31/10      12/31/11
============================================================ ============== ============= =============
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.794      (a)$8.476     (a)$9.777
                                                             (b)$6.793      (b)$8.435     (b)$9.703
 Ending AUV................................................. (a)$8.476      (a)$9.777     (a)$9.616
                                                             (b)$8.435      (b)$9.703     (b)$9.520
 Ending Number of AUs....................................... (a)15          (a)15         (a)0
                                                             (b)0           (b)0          (b)0

-------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.116      (a)$9.408     (a)$9.558
                                                             (b)$7.117      (b)$9.390     (b)$9.516
 Ending AUV................................................. (a)$9.408      (a)$9.558     (a)$8.316
                                                             (b)$9.390      (b)$9.516     (b)$8.259
 Ending Number of AUs....................................... (a)7,466       (a)80,826     (a)334,728
                                                             (b)5,714       (b)50,838     (b)182,561

-------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.607      (a)$8.523     (a)$9.275
                                                             (b)$6.604      (b)$8.498     (b)$9.224
 Ending AUV................................................. (a)$8.523      (a)$9.275     (a)$9.014
                                                             (b)$8.498      (b)$9.224     (b)$8.942
 Ending Number of AUs....................................... (a)16          (a)206        (a)5,006
                                                             (b)0           (b)3,149      (b)6,584

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.300      (a)$9.454     (a)$10.514
                                                             (b)$7.301      (b)$9.431     (b)$10.462
 Ending AUV................................................. (a)$9.454      (a)$10.514    (a)$10.625
                                                             (b)$9.431      (b)$10.462    (b)$10.547
 Ending Number of AUs....................................... (a)3,328       (a)5,474      (a)52,629
                                                             (b)1,796       (b)11,085     (b)38,412

-------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.065      (a)$9.111     (a)$10.497
                                                             (b)$7.066      (b)$9.077     (b)$10.430
 Ending AUV................................................. (a)$9.111      (a)$10.497    (a)$9.769
                                                             (b)$9.077      (b)$10.430    (b)$9.683
 Ending Number of AUs....................................... (a)14          (a)321        (a)4,365
                                                             (b)0           (b)249        (b)4,222

-------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.942     (a)$12.131    (a)$12.695
                                                             (b)$10.944     (b)$12.111    (b)$12.641
 Ending AUV................................................. (a)$12.131     (a)$12.695    (a)$13.218
                                                             (b)$12.111     (b)$12.641    (b)$13.130
 Ending Number of AUs....................................... (a)2,011       (a)20,018     (a)52,196
                                                             (b)1,310       (b)6,623      (b)26,315

-------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.552      (a)$8.645     (a)$9.733
                                                             (b)$6.550      (b)$8.613     (b)$9.672
 Ending AUV................................................. (a)$8.645      (a)$9.733     (a)$8.588
                                                             (b)$8.613      (b)$9.672     (b)$8.513
 Ending Number of AUs....................................... (a)16          (a)2,651      (a)10,168
                                                             (b)0           (b)1,092      (b)4,743

-------------------------------------------------------------



                                                              FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                                 ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/12      12/31/13      12/31/14      12/31/15
============================================================ ============= ============= ============= =============
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.616     (a)$11.063    (a)$14.295    (a)$15.545
                                                             (b)$9.520     (b)$10.925    (b)$14.082    (b)$15.275
 Ending AUV................................................. (a)$11.063    (a)$14.295    (a)$15.545    (a)$15.765
                                                             (b)$10.925    (b)$14.082    (b)$15.275    (b)$15.453
 Ending Number of AUs....................................... (a)430        (a)6,853      (a)11,201     (a)13,934
                                                             (b)1,327      (b)3,479      (b)10,434     (b)12,895

-------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.316     (a)$9.792     (a)$11.898    (a)$10.925
                                                             (b)$8.259     (b)$9.701     (b)$11.757    (b)$10.769
 Ending AUV................................................. (a)$9.792     (a)$11.898    (a)$10.925    (a)$10.258
                                                             (b)$9.701     (b)$11.757    (b)$10.769    (b)$10.086
 Ending Number of AUs....................................... (a)381,069    (a)370,176    (a)413,143    (a)424,540
                                                             (b)210,225    (b)202,299    (b)223,393    (b)229,197

-------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.014     (a)$10.261    (a)$12.538    (a)$12.728
                                                             (b)$8.942     (b)$10.155    (b)$12.376    (b)$12.533
 Ending AUV................................................. (a)$10.261    (a)$12.538    (a)$12.728    (a)$11.783
                                                             (b)$10.155    (b)$12.376    (b)$12.533    (b)$11.574
 Ending Number of AUs....................................... (a)11,239     (a)16,213     (a)24,348     (a)29,195
                                                             (b)6,290      (b)5,697      (b)12,812     (b)18,908

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.625    (a)$11.815    (a)$13.289    (a)$13.723
                                                             (b)$10.547    (b)$11.698    (b)$13.125    (b)$13.520
 Ending AUV................................................. (a)$11.815    (a)$13.289    (a)$13.723    (a)$12.590
                                                             (b)$11.698    (b)$13.125    (b)$13.520    (b)$12.373
 Ending Number of AUs....................................... (a)111,503    (a)166,029    (a)264,636    (a)281,435
                                                             (b)41,347     (b)51,191     (b)68,173     (b)97,441

-------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.769     (a)$11.173    (a)$15.080    (a)$15.975
                                                             (b)$9.683     (b)$11.047    (b)$14.872    (b)$15.715
 Ending AUV................................................. (a)$11.173    (a)$15.080    (a)$15.975    (a)$15.970
                                                             (b)$11.047    (b)$14.872    (b)$15.715    (b)$15.671
 Ending Number of AUs....................................... (a)3,662      (a)846        (a)848        (a)841
                                                             (b)4,479      (b)3,799      (b)3,571      (b)3,857

-------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.218    (a)$13.520    (a)$12.841    (a)$12.601
                                                             (b)$13.130    (b)$13.396    (b)$12.692    (b)$12.423
 Ending AUV................................................. (a)$13.520    (a)$12.841    (a)$12.601    (a)$12.051
                                                             (b)$13.396    (b)$12.692    (b)$12.423    (b)$11.851
 Ending Number of AUs....................................... (a)93,200     (a)146,014    (a)204,175    (a)249,224
                                                             (b)45,281     (b)66,194     (b)77,523     (b)99,369

-------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.588     (a)$9.884     (a)$12.282    (a)$12.600
                                                             (b)$8.513     (b)$9.773     (b)$12.114    (b)$12.397
 Ending AUV................................................. (a)$9.884     (a)$12.282    (a)$12.600    (a)$12.254
                                                             (b)$9.773     (b)$12.114    (b)$12.397    (b)$12.026
 Ending Number of AUs....................................... (a)11,743     (a)12,189     (a)15,667     (a)15,612
                                                             (b)5,089      (b)3,823      (b)8,317      (b)8,115

-------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-11

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                         FISCAL YEAR   FISCAL YEAR
                                                          INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                         12/31/09       12/31/10      12/31/11
======================================================== ============== ============= =============
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$10.882     (a)$11.134    (a)$11.510
                                                         (b)$10.887     (b)$11.116    (b)$11.462
 Ending AUV............................................. (a)$11.134     (a)$11.510    (a)$12.136
                                                         (b)$11.116     (b)$11.462    (b)$12.056
 Ending Number of AUs................................... (a)6,134       (a)46,535     (a)143,516
                                                         (b)3,771       (b)21,729     (b)66,518

---------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$7.141      (a)$9.388     (a)$10.550
                                                         (b)$7.139      (b)$9.370     (b)$10.505
 Ending AUV............................................. (a)$9.388      (a)$10.550    (a)$9.739
                                                         (b)$9.370      (b)$10.505    (b)$9.672
 Ending Number of AUs................................... (a)14          (a)14         (a)5,348
                                                         (b)0           (b)0          (b)22

---------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$6.524      (a)$8.224     (a)$9.027
                                                         (b)$6.525      (b)$8.198     (b)$8.977
 Ending AUV............................................. (a)$8.224      (a)$9.027     (a)$9.630
                                                         (b)$8.198      (b)$8.977     (b)$9.553
 Ending Number of AUs................................... (a)15          (a)511        (a)53,162
                                                         (b)0           (b)69         (b)30,771

---------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$7.903      (a)$9.524     (a)$11.659
                                                         (b)$7.902      (b)$9.504     (b)$11.606
 Ending AUV............................................. (a)$9.524      (a)$11.659    (a)$11.208
                                                         (b)$9.504      (b)$11.606    (b)$11.129
 Ending Number of AUs................................... (a)2,508       (a)23,190     (a)96,374
                                                         (b)1,450       (b)15,045     (b)56,848

---------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$7.581      (a)$9.718     (a)$10.965
                                                         (b)$7.580      (b)$9.694     (b)$10.911
 Ending AUV............................................. (a)$9.718      (a)$10.965    (a)$11.259
                                                         (b)$9.694      (b)$10.911    (b)$11.174
 Ending Number of AUs................................... (a)690         (a)14,276     (a)35,447
                                                         (b)432         (b)2,699      (b)13,201

---------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$6.886      (a)$9.406     (a)$10.047
                                                         (b)$6.887      (b)$9.384     (b)$9.999
 Ending AUV............................................. (a)$9.406      (a)$10.047    (a)$8.448
                                                         (b)$9.384      (b)$9.999     (b)$8.386
 Ending Number of AUs................................... (a)15          (a)3,015      (a)8,893
                                                         (b)0           (b)0          (b)1,128

---------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$5.753      (a)$7.837     (a)$8.264
                                                         (b)$5.751      (b)$7.807     (b)$8.211
 Ending AUV............................................. (a)$7.837      (a)$8.264     (a)$7.015
                                                         (b)$7.807      (b)$8.211     (b)$6.952
 Ending Number of AUs................................... (a)18          (a)271        (a)1,166
                                                         (b)0           (b)6,417      (b)11,894

---------------------------------------------------------



                                                          FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                             ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                         12/31/12      12/31/13      12/31/14      12/31/15
======================================================== ============= ============= ============= =============
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$12.136    (a)$12.403    (a)$11.957    (a)$12.382
                                                         (b)$12.056    (b)$12.290    (b)$11.819    (b)$12.208
 Ending AUV............................................. (a)$12.403    (a)$11.957    (a)$12.382    (a)$12.258
                                                         (b)$12.290    (b)$11.819    (b)$12.208    (b)$12.055
 Ending Number of AUs................................... (a)209,453    (a)287,242    (a)330,543    (a)409,878
                                                         (b)105,949    (b)144,548    (b)151,977    (b)166,161

---------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$9.739     (a)$10.928    (a)$14.546    (a)$15.390
                                                         (b)$9.672     (b)$10.827    (b)$14.375    (b)$15.171
 Ending AUV............................................. (a)$10.928    (a)$14.546    (a)$15.390    (a)$15.176
                                                         (b)$10.827    (b)$14.375    (b)$15.171    (b)$14.923
 Ending Number of AUs................................... (a)6,582      (a)12,239     (a)12,200     (a)38,161
                                                         (b)234        (b)212        (b)213        (b)4,123

---------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$9.630     (a)$10.785    (a)$13.992    (a)$15.720
                                                         (b)$9.553     (b)$10.671    (b)$13.810    (b)$15.478
 Ending AUV............................................. (a)$10.785    (a)$13.992    (a)$15.720    (a)$15.142
                                                         (b)$10.671    (b)$13.810    (b)$15.478    (b)$14.871
 Ending Number of AUs................................... (a)117,074    (a)111,919    (a)110,054    (a)116,816
                                                         (b)56,561     (b)55,766     (b)72,196     (b)82,909

---------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$11.208    (a)$12.974    (a)$17.604    (a)$17.979
                                                         (b)$11.129    (b)$12.850    (b)$17.392    (b)$17.719
 Ending AUV............................................. (a)$12.974    (a)$17.604    (a)$17.979    (a)$17.586
                                                         (b)$12.850    (b)$17.392    (b)$17.719    (b)$17.288
 Ending Number of AUs................................... (a)111,867    (a)96,443     (a)95,022     (a)92,036
                                                         (b)65,884     (b)56,527     (b)55,909     (b)55,164

---------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$11.259    (a)$12.968    (a)$13.779    (a)$13.682
                                                         (b)$11.174    (b)$12.839    (b)$13.608    (b)$13.479
 Ending AUV............................................. (a)$12.968    (a)$13.779    (a)$13.682    (a)$12.893
                                                         (b)$12.839    (b)$13.608    (b)$13.479    (b)$12.670
 Ending Number of AUs................................... (a)64,832     (a)74,190     (a)85,301     (a)94,734
                                                         (b)26,170     (b)31,949     (b)32,754     (b)42,463

---------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$8.448     (a)$9.761     (a)$11.594    (a)$10.450
                                                         (b)$8.386     (b)$9.665     (b)$11.452    (b)$10.296
 Ending AUV............................................. (a)$9.761     (a)$11.594    (a)$10.450    (a)$10.317
                                                         (b)$9.665     (b)$11.452    (b)$10.296    (b)$10.140
 Ending Number of AUs................................... (a)13,992     (a)17,080     (a)24,653     (a)27,074
                                                         (b)5,611      (b)7,375      (b)11,063     (b)13,986

---------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$7.015     (a)$8.377     (a)$10.067    (a)$8.975
                                                         (b)$6.952     (b)$8.282     (b)$9.927     (b)$8.828
 Ending AUV............................................. (a)$8.377     (a)$10.067    (a)$8.975     (a)$8.695
                                                         (b)$8.282     (b)$9.927     (b)$8.828     (b)$8.532
 Ending Number of AUs................................... (a)909        (a)1,020      (a)8,812      (a)9,145
                                                         (b)10,886     (b)10,591     (b)16,937     (b)17,997

---------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-12

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                       FISCAL YEAR   FISCAL YEAR
                                                        INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                       12/31/09       12/31/10      12/31/11
====================================================== ============== ============= =============
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV........................................ (a)$7.461      (a)$10.054    (a)$11.863
                                                       (b)$7.463      (b)$10.027    (b)$11.803
 Ending AUV........................................... (a)$10.054     (a)$11.863    (a)$10.961
                                                       (b)$10.027     (b)$11.803    (b)$10.879
 Ending Number of AUs................................. (a)14          (a)14         (a)0
                                                       (b)0           (b)0          (b)2,239

-------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV........................................ (a)$6.362      (a)$8.362     (a)$9.549
                                                       (b)$6.359      (b)$8.342     (b)$9.502
 Ending AUV........................................... (a)$8.362      (a)$9.549     (a)$9.227
                                                       (b)$8.342      (b)$9.502     (b)$9.158
 Ending Number of AUs................................. (a)4,838       (a)45,158     (a)160,552
                                                       (b)2,838       (b)26,972     (b)83,405

-------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV........................................ (a)$6.868      (a)$8.977     (a)$9.941
                                                       (b)$6.867      (b)$8.957     (b)$9.893
 Ending AUV........................................... (a)$8.977      (a)$9.941     (a)$9.590
                                                       (b)$8.957      (b)$9.893     (b)$9.521
 Ending Number of AUs................................. (a)5,552       (a)55,306     (a)202,016
                                                       (b)3,311       (b)31,257     (b)102,677

-------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV........................................ (a)$6.314      (a)$7.910     (a)$9.167
                                                       (b)$6.316      (b)$7.899     (b)$9.131
 Ending AUV........................................... (a)$7.910      (a)$9.167     (a)$8.498
                                                       (b)$7.899      (b)$9.131     (b)$8.444
 Ending Number of AUs................................. (a)2,201       (a)27,846     (a)91,851
                                                       (b)1,252       (b)11,987     (b)44,469

-------------------------------------------------------
MANAGED ALLOCATION BALANCED - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV........................................ (a)N/A         (a)$10.759    (a)$11.481
                                                       (b)N/A         (b)$10.757    (b)$11.446
 Ending AUV........................................... (a)N/A         (a)$11.481    (a)$11.385
                                                       (b)N/A         (b)$11.446    (b)$11.321
 Ending Number of AUs................................. (a)N/A         (a)84,794     (a)168,563
                                                       (b)N/A         (b)25,299     (b)60,547

-------------------------------------------------------
MANAGED ALLOCATION GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV........................................ (a)N/A         (a)$10.215    (a)$11.173
                                                       (b)N/A         (b)$10.214    (b)$11.130
 Ending AUV........................................... (a)N/A         (a)$11.173    (a)$10.301
                                                       (b)N/A         (b)$11.130    (b)$10.236
 Ending Number of AUs................................. (a)N/A         (a)447        (a)19,914
                                                       (b)N/A         (b)0          (b)474

-------------------------------------------------------
MANAGED ALLOCATION MODERATE - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV........................................ (a)N/A         (a)$10.617    (a)$11.425
                                                       (b)N/A         (b)$10.615    (b)$11.396
 Ending AUV........................................... (a)N/A         (a)$11.425    (a)$11.063
                                                       (b)N/A         (b)$11.396    (b)$11.007
 Ending Number of AUs................................. (a)N/A         (a)69,284     (a)275,629
                                                       (b)N/A         (b)14,422     (b)125,666

-------------------------------------------------------



                                                        FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                           ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                       12/31/12      12/31/13      12/31/14      12/31/15
====================================================== ============= ============= ============= =============
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV........................................ (a)$10.961    (a)$12.269    (a)$13.637    (a)$18.078
                                                       (b)$10.879    (b)$12.147    (b)$16.721    (b)$17.809
 Ending AUV........................................... (a)$12.269    (a)$13.637    (a)$18.078    (a)$18.692
                                                       (b)$12.147    (b)$16.721    (b)$17.809    (b)$18.368
 Ending Number of AUs................................. (a)0          (a)0          (a)0          (a)2,528
                                                       (b)2,190      (b)1,903      (b)1,962      (b)1,728

-------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV........................................ (a)$9.227     (a)$10.832    (a)$14.505    (a)$15.620
                                                       (b)$9.158     (b)$10.724    (b)$14.325    (b)$15.388
 Ending AUV........................................... (a)$10.832    (a)$14.505    (a)$15.620    (a)$14.464
                                                       (b)$10.724    (b)$14.325    (b)$15.388    (b)$14.213
 Ending Number of AUs................................. (a)186,970    (a)173,621    (a)173,551    (a)182,981
                                                       (b)99,029     (b)87,782     (b)99,864     (b)109,828

-------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV........................................ (a)$9.590     (a)$10.824    (a)$14.294    (a)$15.515
                                                       (b)$9.521     (b)$10.719    (b)$14.120    (b)$15.288
 Ending AUV........................................... (a)$10.824    (a)$14.294    (a)$15.515    (a)$14.807
                                                       (b)$10.719    (b)$14.120    (b)$15.288    (b)$14.554
 Ending Number of AUs................................. (a)244,560    (a)225,904    (a)219,653    (a)222,819
                                                       (b)127,484    (b)129,823    (b)128,717    (b)141,446

-------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV........................................ (a)$8.498     (a)$9.402     (a)$12.613    (a)$13.403
                                                       (b)$8.444     (b)$9.318     (b)$12.470    (b)$13.218
 Ending AUV........................................... (a)$9.402     (a)$12.613    (a)$13.403    (a)$12.851
                                                       (b)$9.318     (b)$12.470    (b)$13.218    (b)$12.642
 Ending Number of AUs................................. (a)113,289    (a)97,558     (a)91,670     (a)91,612
                                                       (b)62,992     (b)55,322     (b)54,487     (b)48,231

-------------------------------------------------------
MANAGED ALLOCATION BALANCED - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV........................................ (a)$11.385    (a)$12.441    (a)$13.691    (a)$14.233
                                                       (b)$11.321    (b)$12.341    (b)$13.546    (b)$14.047
 Ending AUV........................................... (a)$12.441    (a)$13.691    (a)$14.233    (a)$13.862
                                                       (b)$12.341    (b)$13.546    (b)$14.047    (b)$13.648
 Ending Number of AUs................................. (a)187,172    (a)212,707    (a)312,322    (a)310,489
                                                       (b)103,832    (b)130,959    (b)146,551    (b)89,536

-------------------------------------------------------
MANAGED ALLOCATION GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV........................................ (a)$10.301    (a)$11.679    (a)$14.260    (a)$14.812
                                                       (b)$10.236    (b)$11.577    (b)$14.099    (b)$14.608
 Ending AUV........................................... (a)$11.679    (a)$14.260    (a)$14.812    (a)$14.347
                                                       (b)$11.577    (b)$14.099    (b)$14.608    (b)$14.114
 Ending Number of AUs................................. (a)19,248     (a)18,645     (a)24,284     (a)23,578
                                                       (b)462        (b)27,111     (b)39,332     (b)48,049

-------------------------------------------------------
MANAGED ALLOCATION MODERATE - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV........................................ (a)$11.063    (a)$12.205    (a)$13.785    (a)$14.323
                                                       (b)$11.007    (b)$12.113    (b)$13.647    (b)$14.144
 Ending AUV........................................... (a)$12.205    (a)$13.785    (a)$14.323    (a)$13.906
                                                       (b)$12.113    (b)$13.647    (b)$14.144    (b)$13.699
 Ending Number of AUs................................. (a)273,159    (a)299,445    (a)294,336    (a)288,436
                                                       (b)132,049    (b)142,799    (b)154,264    (b)144,460

-------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-13

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                        FISCAL YEAR   FISCAL YEAR
                                                         INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                        12/31/09       12/31/10      12/31/11
======================================================= ============== ============= =============
MANAGED ALLOCATION MODERATE GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)N/A         (a)$10.303    (a)$11.155
                                                        (b)N/A         (b)$10.301    (b)$11.122
 Ending AUV............................................ (a)N/A         (a)$11.155    (a)$10.620
                                                        (b)N/A         (b)$11.122    (b)$10.562
 Ending Number of AUs.................................. (a)N/A         (a)19,595     (a)147,135
                                                        (b)N/A         (b)6,668      (b)25,168

--------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$7.746      (a)$9.819     (a)$12.129
                                                        (b)$7.743      (b)$9.794     (b)$12.067
 Ending AUV............................................ (a)$9.819      (a)$12.129    (a)$11.234
                                                        (b)$9.794      (b)$12.067    (b)$11.149
 Ending Number of AUs.................................. (a)13          (a)7,722      (a)36,367
                                                        (b)0           (b)4,809      (b)21,196

--------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$7.802      (a)$11.090    (a)$12.688
                                                        (b)$7.789      (b)$11.051    (b)$12.612
 Ending AUV............................................ (a)$11.090     (a)$12.688    (a)$9.961
                                                        (b)$11.051     (b)$12.612    (b)$9.877
 Ending Number of AUs.................................. (a)2,838       (a)3,402      (a)9,303
                                                        (b)0           (b)407        (b)4,879

--------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$4.808      (a)$6.600     (a)$7.792
                                                        (b)$4.809      (b)$6.588     (b)$7.758
 Ending AUV............................................ (a)$6.600      (a)$7.792     (a)$8.297
                                                        (b)$6.588      (b)$7.758     (b)$8.240
 Ending Number of AUs.................................. (a)4,766       (a)34,505     (a)123,402
                                                        (b)2,842       (b)21,778     (b)73,949

--------------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)N/A         (a)$11.305    (a)$11.425
                                                        (b)N/A         (b)$11.304    (b)$11.399
 Ending AUV............................................ (a)N/A         (a)$11.425    (a)$11.955
                                                        (b)N/A         (b)$11.399    (b)$11.898
 Ending Number of AUs.................................. (a)N/A         (a)66,712     (a)214,281
                                                        (b)N/A         (b)27,059     (b)93,052

--------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$7.466      (a)$9.759     (a)$10.592
                                                        (b)$7.462      (b)$9.711     (b)$10.513
 Ending AUV............................................ (a)$9.759      (a)$10.592    (a)$10.189
                                                        (b)$9.711      (b)$10.513    (b)$10.088
 Ending Number of AUs.................................. (a)14          (a)1,443      (a)3,570
                                                        (b)0           (b)0          (b)3,349

--------------------------------------------------------
SA JANUS FOCUSED GROWTH *- SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$7.329      (a)$9.322     (a)$10.776
                                                        (b)$7.329      (b)$9.303     (b)$10.727
 Ending AUV............................................ (a)$9.322      (a)$10.776    (a)$10.458
                                                        (b)$9.303      (b)$10.727    (b)$10.384
 Ending Number of AUs.................................. (a)1,854       (a)8,499      (a)37,302
                                                        (b)1,063       (b)7,433      (b)26,974

--------------------------------------------------------



                                                         FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                            ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                        12/31/12      12/31/13      12/31/14      12/31/15
======================================================= ============= ============= ============= =============
MANAGED ALLOCATION MODERATE GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)$10.620    (a)$11.834    (a)$13.702    (a)$14.222
                                                        (b)$10.562    (b)$11.739    (b)$13.559    (b)$14.038
 Ending AUV............................................ (a)$11.834    (a)$13.702    (a)$14.222    (a)$13.794
                                                        (b)$11.739    (b)$13.559    (b)$14.038    (b)$13.581
 Ending Number of AUs.................................. (a)141,387    (a)142,855    (a)152,427    (a)166,201
                                                        (b)43,915     (b)66,031     (b)70,000     (b)70,608

--------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$11.234    (a)$12.837    (a)$18.002    (a)$19.722
                                                        (b)$11.149    (b)$12.708    (b)$17.776    (b)$19.427
 Ending AUV............................................ (a)$12.837    (a)$18.002    (a)$19.722    (a)$19.998
                                                        (b)$12.708    (b)$17.776    (b)$19.427    (b)$19.649
 Ending Number of AUs.................................. (a)45,591     (a)42,570     (a)47,302     (a)48,642
                                                        (b)25,857     (b)22,397     (b)22,976     (b)23,856

--------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$9.961     (a)$10.153    (a)$10.578    (a)$8.485
                                                        (b)$9.877     (b)$10.042    (b)$10.436    (b)$8.350
 Ending AUV............................................ (a)$10.153    (a)$10.578    (a)$8.485     (a)$6.567
                                                        (b)$10.042    (b)$10.436    (b)$8.350     (b)$6.447
 Ending Number of AUs.................................. (a)20,665     (a)22,562     (a)27,213     (a)35,828
                                                        (b)7,297      (b)9,172      (b)10,660     (b)12,906

--------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$8.297     (a)$9.577     (a)$9.234     (a)$11.799
                                                        (b)$8.240     (b)$9.488     (b)$9.125     (b)$11.631
 Ending AUV............................................ (a)$9.577     (a)$9.234     (a)$11.799    (a)$11.829
                                                        (b)$9.488     (b)$9.125     (b)$11.631    (b)$11.632
 Ending Number of AUs.................................. (a)149,240    (a)178,899    (a)144,160    (a)139,172
                                                        (b)87,983     (b)104,436    (b)91,362     (b)86,195

--------------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)$11.955    (a)$12.248    (a)$11.456    (a)$11.493
                                                        (b)$11.898    (b)$12.159    (b)$11.345    (b)$11.353
 Ending AUV............................................ (a)$12.248    (a)$11.456    (a)$11.493    (a)$11.191
                                                        (b)$12.159    (b)$11.345    (b)$11.353    (b)$11.027
 Ending Number of AUs.................................. (a)296,057    (a)376,332    (a)436,487    (a)487,477
                                                        (b)135,401    (b)179,700    (b)186,612    (b)198,792

--------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$10.189    (a)$11.698    (a)$15.831    (a)$17.796
                                                        (b)$10.088    (b)$11.552    (b)$15.595    (b)$17.487
 Ending AUV............................................ (a)$11.698    (a)$15.831    (a)$17.796    (a)$19.495
                                                        (b)$11.552    (b)$15.595    (b)$17.487    (b)$19.109
 Ending Number of AUs.................................. (a)12,501     (a)13,680     (a)13,098     (a)17,194
                                                        (b)4,492      (b)5,555      (b)7,239      (b)7,703

--------------------------------------------------------
SA JANUS FOCUSED GROWTH *- SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$10.458    (a)$11.455    (a)$15.194    (a)$16.640
                                                        (b)$10.384    (b)$11.347    (b)$15.012    (b)$16.401
 Ending AUV............................................ (a)$11.455    (a)$15.194    (a)$16.640    (a)$16.429
                                                        (b)$11.347    (b)$15.012    (b)$16.401    (b)$16.151
 Ending Number of AUs.................................. (a)49,716     (a)47,422     (a)47,989     (a)47,844
                                                        (b)33,935     (b)31,665     (b)31,084     (b)31,631

--------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit



        * On June 30, 2016, the SA Marisco Focused Growth Portfolio was renamed SA Janus Focused Growth Portfolio.


                                      A-14

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                             FISCAL YEAR   FISCAL YEAR
                                                              INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/09       12/31/10      12/31/11
============================================================ ============== ============= =============
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.461     (a)$12.237    (a)$12.813
                                                             (b)$11.462     (b)$12.214    (b)$12.756
 Ending AUV................................................. (a)$12.237     (a)$12.813    (a)$13.419
                                                             (b)$12.214     (b)$12.756    (b)$13.327
 Ending Number of AUs....................................... (a)25,751      (a)114,728    (a)366,855
                                                             (b)6,326       (b)51,862     (b)173,849

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE** - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.871      (a)$9.015     (a)$9.957
                                                             (b)$6.870      (b)$8.996     (b)$9.912
 Ending AUV................................................. (a)$9.015      (a)$9.957     (a)$9.390
                                                             (b)$8.996      (b)$9.912     (b)$9.323
 Ending Number of AUs....................................... (a)10,626      (a)45,331     (a)161,832
                                                             (b)4,947       (b)31,105     (b)84,186

-------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.651      (a)$9.724     (a)$10.646
                                                             (b)$7.649      (b)$9.702     (b)$10.595
 Ending AUV................................................. (a)$9.724      (a)$10.646    (a)$10.282
                                                             (b)$9.702      (b)$10.595    (b)$10.207
 Ending Number of AUs....................................... (a)4,160       (a)47,051     (a)167,366
                                                             (b)2,440       (b)24,002     (b)84,625

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.244      (a)$9.757     (a)$10.571
                                                             (b)$8.245      (b)$9.738     (b)$10.525
 Ending AUV................................................. (a)$9.757      (a)$10.571    (a)$10.609
                                                             (b)$9.738      (b)$10.525    (b)$10.536
 Ending Number of AUs....................................... (a)12          (a)9,987      (a)28,624
                                                             (b)1,739       (b)5,350      (b)10,217

-------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.695      (a)$8.532     (a)$10.652
                                                             (b)$6.692      (b)$8.510     (b)$10.599
 Ending AUV................................................. (a)$8.532      (a)$10.652    (a)$10.150
                                                             (b)$8.510      (b)$10.599    (b)$10.074
 Ending Number of AUs....................................... (a)2,407       (a)26,158     (a)104,272
                                                             (b)1,374       (b)16,185     (b)58,182

-------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.372      (a)$9.864     (a)$12.222
                                                             (b)$7.373      (b)$9.844     (b)$12.167
 Ending AUV................................................. (a)$9.864      (a)$12.222    (a)$11.073
                                                             (b)$9.844      (b)$12.167    (b)$10.995
 Ending Number of AUs....................................... (a)4,941       (a)45,875     (a)177,083
                                                             (b)2,907       (b)25,746     (b)93,507

-------------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A

-------------------------------------------------------------



                                                                FISCAL YEAR      FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                                                   ENDED            ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                              12/31/12          12/31/13          12/31/14         12/31/15
============================================================ ================ ================= ================= ================
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.419       (a)$14.174        (a)$13.455        (a)$13.886
                                                             (b)$13.327       (b)$14.041        (b)$13.296        (b)$13.687
 Ending AUV................................................. (a)$14.174       (a)$13.455        (a)$13.886        (a)$13.656
                                                             (b)$14.041       (b)$13.296        (b)$13.687        (b)$13.427
 Ending Number of AUs....................................... (a)500,339       (a)659,087        (a)721,954        (a)731,937
                                                             (b)247,424       (b)332,163        (b)339,617        (b)335,545

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE** - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.390        (a)$10.421        (a)$13.717        (a)$14.416
                                                             (b)$9.323        (b)$10.321        (b)$13.552        (b)$14.207
 Ending AUV................................................. (a)$10.421       (a)$13.717        (a)$14.416        (a)$14.380
                                                             (b)$10.321       (b)$13.552        (b)$14.207        (b)$14.137
 Ending Number of AUs....................................... (a)206,697       (a)194,334        (a)208,546        (a)199,496
                                                             (b)106,964       (b)101,748        (b)104,276        (b)109,087

-------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.282       (a)$12.063        (a)$15.657        (a)$17.093
                                                             (b)$10.207       (b)$11.945        (b)$15.465        (b)$16.841
 Ending AUV................................................. (a)$12.063       (a)$15.657        (a)$17.093        (a)$16.867
                                                             (b)$11.945       (b)$15.465        (b)$16.841        (b)$16.577
 Ending Number of AUs....................................... (a)205,987       (a)192,843        (a)188,748        (a)188,093
                                                             (b)103,033       (b)95,220         (b)91,651         (b)95,058

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.609       (a)$11.628        (a)$13.626        (a)$14.550
                                                             (b)$10.536       (b)$11.519        (b)$13.464        (b)$14.341
 Ending AUV................................................. (a)$11.628       (a)$13.626        (a)$14.550        (a)$14.260
                                                             (b)$11.519       (b)$13.464        (b)$14.341        (b)$14.021
 Ending Number of AUs....................................... (a)38,719        (a)37,874         (a)39,033         (a)48,820
                                                             (b)14,415        (b)14,059         (b)18,509         (b)28,929

-------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.150       (a)$11.779        (a)$15.702        (a)$15.463
                                                             (b)$10.074       (b)$11.662        (b)$15.506        (b)$15.233
 Ending AUV................................................. (a)$11.779       (a)$15.702        (a)$15.463        (a)$14.091
                                                             (b)$11.662       (b)$15.506        (b)$15.233        (b)$13.846
 Ending Number of AUs....................................... (a)120,729       (a)105,964        (a)110,428        (a)116,879
                                                             (b)68,452        (b)60,244         (b)60,940         (b)66,111

-------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.073       (a)$12.930        (a)$17.544        (a)$18.852
                                                             (b)$10.995       (b)$12.807        (b)$17.334        (b)$18.580
 Ending AUV................................................. (a)$12.930       (a)$17.544        (a)$18.852        (a)$17.478
                                                             (b)$12.807       (b)$17.334        (b)$18.580        (b)$17.183
 Ending Number of AUs....................................... (a)210,448       (a)184,326        (a)178,074        (a)181,686
                                                             (b)113,827       (b)110,557        (b)111,794        (b)120,468

-------------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3
Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)$9.999        (a)$10.540        (a)$12.187        (a)$12.550
                                                             (b)$9.999        (b)$10.516        (b)$12.129        (b)$12.458
 Ending AUV................................................. (a)$10.540       (a)$12.187        (a)$12.550        (a)$11.749
                                                             (b)$10.516       (b)$12.129        (b)$12.458        (b)$11.634
 Ending Number of AUs....................................... (a)3,430,969     (a)10,161,109     (a)19,798,493     (a)28,739,140
                                                             (b)1,737,331     (b)4,753,288      (b)7,191,559      (b)9,597,631

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit



        ** On September 8, 2015, the Davis Venture Value Portfolio was renamed SA Legg Mason BW Large Cap Value Portfolio.


                                      A-15

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                             FISCAL YEAR   FISCAL YEAR
                                                              INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/09       12/31/10      12/31/11
============================================================ ============== ============= =============
SUNAMERICA DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A

-------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.007      (a)$9.129     (a)$10.810
                                                             (b)$7.006      (b)$9.109     (b)$10.759
 Ending AUV................................................. (a)$9.129      (a)$10.810    (a)$10.071
                                                             (b)$9.109      (b)$10.759    (b)$9.998
 Ending Number of AUs....................................... (a)15          (a)150        (a)1,608
                                                             (b)0           (b)407        (b)1,273

-------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.961      (a)$10.652    (a)$11.913
                                                             (b)$7.956      (b)$10.565    (b)$11.784
 Ending AUV................................................. (a)$10.652     (a)$11.913    (a)$12.464
                                                             (b)$10.565     (b)$11.784    (b)$12.299
 Ending Number of AUs....................................... (a)13          (a)2,370      (a)2,136
                                                             (b)0           (b)440        (b)1,175

-------------------------------------------------------------
VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A

-------------------------------------------------------------
VCP TOTAL RETURN BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (b)N/A         (b)N/A        (b)N/A
                                                             (b)N/A         (b)N/A        (b)N/A
 Ending AUV................................................. (b)N/A         (b)N/A        (b)N/A
                                                             (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A

-------------------------------------------------------------
VCP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A

-------------------------------------------------------------



                                                              FISCAL YEAR     FISCAL YEAR      FISCAL YEAR       FISCAL YEAR
                                                                 ENDED           ENDED            ENDED             ENDED
VARIABLE PORTFOLIOS                                             12/31/12       12/31/13          12/31/14         12/31/15
============================================================ ============= ================ ================= ================
SUNAMERICA DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)$9.999     (a)$10.426       (a)$12.098        (a)$12.456
                                                             (b)$9.999     (b)$10.415       (b)$12.055        (b)$12.381
 Ending AUV................................................. (a)$10.426    (a)$12.098       (a)$12.456        (a)$11.629
                                                             (b)$10.415    (b)$12.055       (b)$12.381        (b)$11.530
 Ending Number of AUs....................................... (a)237,739    (a)4,646,920     (a)12,903,833     (a)20,141,779
                                                             (b)161,296    (b)1,360,629     (b)3,480,818      (b)4,919,044

-------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.071    (a)$10.686       (a)$13.246        (a)$16.282
                                                             (b)$9.998     (b)$10.583       (b)$13.085        (b)$16.044
 Ending AUV................................................. (a)$10.686    (a)$13.246       (a)$16.282        (a)$17.648
                                                             (b)$10.583    (b)$13.085       (b)$16.044        (b)$17.347
 Ending Number of AUs....................................... (a)2,799      (a)2,801         (a)4,220          (a)6,584
                                                             (b)1,844      (b)4,030         (b)8,927          (b)14,924

-------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.464    (a)$13.927       (a)$16.452        (a)$18.222
                                                             (b)$12.299    (b)$13.707       (b)$16.152        (b)$17.846
 Ending AUV................................................. (a)$13.927    (a)$16.452       (a)$18.222        (a)$15.782
                                                             (b)$13.707    (b)$16.152       (b)$17.846        (b)$15.418
 Ending Number of AUs....................................... (a)11,552     (a)11,230        (a)10,416         (a)14,652
                                                             (b)6,069      (b)5,553         (b)7,888          (b)5,721

-------------------------------------------------------------
VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV.............................................. (a)$10.000    (a)$10.062       (a)$11.936        (a)$12.099
                                                             (b)$9.999     (b)$10.082       (b)$11.929        (b)$12.062
 Ending AUV................................................. (a)$10.062    (a)$11.936       (a)$12.099        (a)$11.781
                                                             (b)$10.082    (b)$11.929       (b)$12.062        (b)$11.716
 Ending Number of AUs....................................... (a)3,129      (a)222,123       (a)670,425        (a)2,617,149
                                                             (b)0          (b)40,521        (b)159,139        (b)517,345

-------------------------------------------------------------
VCP TOTAL RETURN BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (b)N/A        (a)$--           (a)$10.834        (a)$11.360
                                                             (b)N/A        (b)$--           (b)$10.816        (b)$11.313
 Ending AUV................................................. (b)N/A        (a)$10.834       (a)$11.360        (a)$10.784
                                                             (b)N/A        (b)$10.816       (b)$11.313        (b)$10.713
 Ending Number of AUs....................................... (b)N/A        (a)117,827       (a)616,138        (a)2,334,274
                                                             (b)N/A        (b)37,791        (b)155,717        (b)417,809

-------------------------------------------------------------
VCP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (b)N/A        (a)$--           (a)$11.021        (a)$11.776
                                                             (b)N/A        (b)$--           (b)$11.002        (b)$11.727
 Ending AUV................................................. (b)N/A        (a)$11.021       (a)$11.776        (a)$11.360
                                                             (b)N/A        (b)$11.002       (b)$11.727        (b)$11.284
 Ending Number of AUs....................................... (b)N/A        (a)137,337       (a)608,738        (a)2,888,634
                                                             (b)N/A        (b)45,998        (b)168,801        (b)627,348

-------------------------------------------------------------

        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-16

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
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Certain death benefits are either no longer offered or have changed since first being offered. If your contract was issued prior to January 23, 2012, please see Appendix G for a description of the death benefit calculations and death benefit calculations following a Spousal Continuation for your contract.

The following details the standard and Maximum Anniversary Value death benefits payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether a Living Benefit was elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered the initial Continuation Purchase Payment. We define "Continuation Purchase Payments" as Purchase Payments made on or after the Continuation Date. Continuation Purchase Payments will not be accepted on or after the first contract anniversary if a Living Benefit was elected.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY. WE WILL NOT ACCEPT CONTINUATION PURCHASE PAYMENTS ON OR AFTER THE FIRST CONTRACT ANNIVERSARY IF YOU HAVE ELECTED A LIVING BENEFIT FEATURE.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether the original Owner had elected a Living Benefit, described above.


A. STANDARD AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:


THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

     2.   OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

          If the Continuing Spouse is age 81-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.


                                      B-1



          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

     2.   OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit, described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


                                      B-2

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 APPENDIX C - FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS,

            POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE
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The fee for Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of all VIX values as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Average Value of the VIX"). In general, as the Average Value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.


EXAMPLE

ASSUME YOU ELECT POLARIS INCOME PLUS FOR ONE COVERED PERSON AND YOU INVEST A SINGLE PURCHASE PAYMENT OF $100,000 WITH NO ADDITIONAL PURCHASE PAYMENTS AND NO WITHDRAWALS BEFORE THE 16TH BENEFIT QUARTER. ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS
FOLLOWS:


               AVERAGE     CALCULATED
  BENEFIT     VALUE OF      FORMULA       ANNUAL      QUARTERLY
  QUARTER        VIX         VALUE*      FEE RATE     FEE RATE**
     1st       24.82          N/A         1.10%        0.2750%
     2nd       21.49          N/A         1.10%        0.2750%
     3rd       24.16          N/A         1.10%        0.2750%
     4th       19.44          N/A         1.10%        0.2750%
     5th       16.88         0.94%        0.94%        0.2350%

* The Calculated Formula Value equals the number resulting from application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase to determine the annual fee rate each quarter.

**    The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

IN THE 5TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 16.88. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (16.88 - 20)]

     1.10% +[0.05% x (-3.12)]

     1.10% + (-0.0016) = 0.94% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 0.94% = 0.16% which is within 0.25% of the previous Annual Fee Rate (1.10%).

0.94% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than the Maximum Annual Fee Rate (2.20%).

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.94%.

The Quarterly Fee Rate is 0.2350% (or 0.94% divided by 4).


                                      C-1



AFTER THE 5TH BENEFIT QUARTER, ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS FOLLOWS:


               AVERAGE
                VALUE     CALCULATED
  BENEFIT        OF        FORMULA       ANNUAL      QUARTERLY
  QUARTER        VIX        VALUE       FEE RATE     FEE RATE
     6th       20.00        1.10%        1.10%       0.2750%
     7th       25.57        1.38%        1.35%       0.3375%
     8th       30.22        1.61%        1.60%       0.4000%
     9th       26.02        1.40%        1.40%       0.3500%
     10th      22.83        1.24%        1.24%       0.3100%
     11th      19.88        1.09%        1.09%       0.2725%
     12th      20.60        1.13%        1.13%       0.2825%
     13th      14.44        0.82%        0.88%       0.2200%
     14th      13.41        0.77%        0.77%       0.1925%
     15th       9.11        0.56%        0.60%       0.1500%
     16th      16.30        0.92%        0.85%       0.2125%

IN THE 7TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX INCREASES TO 25.57. WE CALCULATE THE ANNUAL FEE RATE IN THE 7TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (25.57 - 20)]

     1.10% + [0.05% x (5.57)]

     1.10% + (0.00278) = 1.38% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.38% - 1.10% = 0.28% which is more than 0.25% higher than the previous Annual Fee Rate of 1.10%.

The Annual Fee Rate is adjusted to be exactly 0.25% higher than the previous Annual Fee Rate, which is 1.35% (1.10% + 0.25%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3375% (or 1.35% divided by 4).

IN THE 13TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 14.44. WE CALCULATE THE ANNUAL FEE RATE IN THE 13TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

1.10% + [0.05% x (14.44 - 20)]

1.10% + [0.05% x (-5.56)]

1.10% + (-0.00278) = 0.82% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.13% - 0.82% = 0.31% which is more than a 0.25% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.13%.

Therefore, the Annual Fee Rate is adjusted to be exactly 0.25% lower than the previous Annual Fee Rate, which is 0.88% (1.13% - 0.25%).

IN THE 15TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 9.11. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

1.10% + [0.05% x (9.11 - 20)]

1.10% + [0.05% x (-10.89)]

1.10% + (-0.005445) = 0.56% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate of 0.56% is lower than the Minimum Annual Fee Rate (0.60%).

Therefore, the Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.

After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Average Value of the VIX. If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.


                                      C-2

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                 APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES
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The following examples demonstrate how increases to the Income Base and withdrawals taken from the contract affect the values and benefits of the currently offered Living Benefits. The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.


Examples 1 through 5 below assume election of Polaris Income Plus Income Option 1 (one Covered Person). Examples 6 through 10 below assume election of Polaris Income Plus Daily Option 1 (one Covered Person).



EXAMPLE 1: INITIAL VALUES

The values shown below are based on the following assumptions:

     o     Benefit Effective Date = contract issue date

     o     Initial Purchase Payment = $100,000

     o     Covered Person = Owner age 65 on the Benefit Effective Date

     o     Maximum Annual Withdrawal Percentage = 6.0%


                                                                           MAXIMUM
                            PURCHASE                            INCOME      ANNUAL
                            PAYMENTS   CONTRACT     INCOME      CREDIT    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE       BASE        BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $6,000

     o     Income Base = Initial Purchase Payment = $100,000

     o     Income Credit Base = Initial Purchase Payment = $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage

      = $100,000 x 6.0% = $6,000


EXAMPLE 2: IMPACT OF ADDING SUBSEQUENT PURCHASE PAYMENTS AND ATTAINING HIGHEST ANNIVERSARY VALUES

The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:

     o     Subsequent Purchase Payment invested in the first contract year =
           $150,000.

     o     No withdrawals taken in the first 3 contract years


                                                                                                    MAXIMUM
                            PURCHASE    ASSUMED                               INCOME                 ANNUAL
                             PAYMENT   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
  Benefit Effective Date   $100,000   $100,000        --       $100,000    $100,000       --      $ 6,000
          Year 1           $150,000   $245,000        --       $250,000    $250,000       --      $15,000
       1st Anniversary        --      $270,000   $270,000      $270,000    $270,000    $15,000    $16,200
       2nd Anniversary        --      $287,000   $287,000      $287,000    $287,000    $16,200    $17,220
       3rd Anniversary        --      $310,000   $310,000      $310,000    $310,000    $17,220    $18,600

     Subsequent Purchase Payments within the first contract year:

           o  Total Purchase Payments = $250,000 ($100,000 + $150,000 =
              $250,000)

The values of the feature are impacted by adding subsequent Purchase Payments as follows:

     o The Income Base, Income Credit Base and the Maximum Annual Withdrawal Amount ("MAWA") are recalculated at the time each subsequent Purchase Payment prior to the first contract anniversary is received.

           o In year 1, the Income Base and Income Credit Base were increased to $250,000 ($100,000 + $150,000); and the MAWA was increased to
              $15,000 ($250,000 x 6.0%).

The values of the feature are impacted by attaining the Highest Anniversary Values as follows:

     o The Income Base and Income Credit Base are increased to the Highest Anniversary Value on each anniversary if the current Anniversary Value is greater than the current Income Base plus the Income Credit and all previous Anniversary Values; and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the value of the new Income Base.

           o On the 1st anniversary, the Income Base and Income Credit Base were increased to $270,000 ($270,000 is greater than $250,000 + $15,000 Income Credit); and the MAWA was increased to $16,200 ($270,000 x 6.0%).

           o On the 2nd anniversary, the Income Base and Income Credit Base were increased to $287,000 ($287,000 is greater than $270,000 + $16,200 Income Credit); and the MAWA was increased to $17,220 ($287,000 x 6.0%).

           o On the 3rd anniversary, the Income Base and Income Credit Base were increased to $310,000 ($310,000 is greater than $287,000 + $17,220 Income Credit) and the MAWA was increased to $18,600 ($310,000 x 6.0%).


EXAMPLE 3: IMPACT OF TAKING WITHDRAWALS (UP TO THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1 and 2 above, in addition to the following:

     o Withdrawals of 5% of Income Base taken in the fourth and fifth contract years.


                                                                                                 MAXIMUM
                                     ASSUMED                               INCOME                 ANNUAL
                       WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
     VALUES AS OF         TAKEN       VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
    3rd Anniversary       --       $310,000   $310,000      $310,000    $310,000    $17,220    $18,600
        Year 4        $15,500      $312,000        --       $310,000    $310,000       --      $18,600
    4th Anniversary       --       $311,000   $311,000      $313,100    $310,000    $ 3,100    $18,786
        Year 5        $15,655      $302,000        --       $313,100    $310,000       --      $18,786
    5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $ 3,100    $18,792

     o     In year 4, $15,500 was withdrawn ($310,000 x 5%).

     o     In year 5, $15,655 was withdrawn ($313,100 x 5%).

The values of the feature are impacted by withdrawals taken as follows:

     o The Income Base and Income Credit Base are not reduced because the amount of the withdrawal taken was less than the Maximum Annual Withdrawal Amount ("MAWA")

           o In year 4, $15,500 was withdrawn and is less than the MAWA of $18,600.

           o In year 5, $15,655 was withdrawn and is less than the MAWA of $18,786.

     o The Income Credit Percentage used to determine the amount of the Income Credit added on the 4th and 5th anniversaries were reduced by the percent withdrawn (6% Income Credit Percentage - 5% withdrawal = 1% Income Credit Percentage)

Income Credit = $3,100 ($310,000 Income Credit Base x 1% Income Credit
                                  Percentage)

NOTE: When the Income Base is increased due to the addition of the Income Credit, the Income Credit Base is not increased. The Income Credit Base is increased by the addition of subsequent Purchase Payments received prior to the first contract anniversary, and when the Income Base is increased to the Highest Anniversary Value (as shown in Example 2 above).

EXAMPLE 4: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:

     o Withdrawals of 8% of Income Base taken in the sixth and seventh contract years.


                                                                                               MAXIMUM
                                     ASSUMED                               INCOME               ANNUAL
                       WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT    INCOME   WITHDRAWAL
     VALUES AS OF         TAKEN       VALUE       VALUE         BASE        BASE     CREDIT     AMOUNT
    5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $3,100   $18,792
        Year 6        $25,296      $280,000        --       $309,014    $302,955      --     $18,541
    6th Anniversary       --       $290,000   $290,000      $309,014    $302,955    $    0   $18,541
        Year 7        $24,721      $260,000        --       $301,979    $296,058      --     $18,119
    7th Anniversary       --       $230,000   $230,000      $301,979    $296,058    $    0   $18,119

The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") as follows:

     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA:

           o In year 6, the reduction proportion is 2.2725% ([$25,296 - $18,792] / [$305,000 - $18,792]); the reduced Income Base is
              $309,014 ($316,200 x [1 - 2.2725%]); and the reduced Income
              Credit Base is $302,955 ($310,000 x [1 - 2.2725%]).

           o In year 7, the reduction proportion is 2.2766% ([$24,721 - $18,541] / [$290,000 - $18,541]); the reduced Income Base is
              $301,979 ($309,014 x [1 - 2.2766%]); and the reduced Income
              Credit Base is $296,058 ($302,955 x [1 - 2.2766%]).

     o The Income Credit Percentage is reduced to 0% because the withdrawal taken was in excess of the MAWA.

     o     The MAWA is recalculated based on the reduced Income Base.


EXAMPLE 5: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:

     o Contract values as shown below and reduced to $0 in Year 11 due to market conditions.

     o     No withdrawals taken after the seventh contract year.


                                                                                     MAXIMUM
                        ASSUMED                               INCOME                 ANNUAL     PROTECTED
                       CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL    INCOME
     VALUES AS OF        VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT      PAYMENT
    7th Anniversary   $230,000   $230,000      $301,979    $296,058    $     0    $18,119          --
    8th Anniversary   $150,000   $150,000      $319,742    $296,058    $17,763    $19,185          --
    9th Anniversary   $100,000   $100,000      $337,505    $296,058    $17,763    $20,250          --
   10th Anniversary   $ 50,000   $ 50,000      $355,268    $296,058    $17,763    $21,316          --
       Year 11        $      0   $      0      $355,268    $296,058       --      $21,316          --
   11th Anniversary   $      0   $      0      $355,268    $296,058       --          --       $14,211


     o The Protected Income Payment of $14,211 ($355,268 x 4%) will be paid for the lifetime of the Covered Person.

Examples 6-10 assume election of Polaris Income Plus Daily Option 1 (one Covered Person).


EXAMPLE 6: INITIAL VALUES

The values shown below are based on the following assumptions:


     o     Benefit Effective Date = contract issue date

     o     Initial Purchase Payment = $100,000

     o     Covered Person = Owner age 65 on the Benefit Effective Date

     o     Maximum Annual Withdrawal Percentage = 6.0%


                                                               MAXIMUM
                            PURCHASE                            ANNUAL
                            PAYMENTS   CONTRACT     INCOME    WITHDRAWAL
        VALUE AS OF         INVESTED     VALUE       BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $6,000

     o     Income Base = Initial Purchase Payment = $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage

      = $100,000 x 6% = $6,000


EXAMPLE 7: IMPACT OF INCREASE IN INCOME BASE DUE TO DAILY STEP-UP VALUES AND ADDING SUBSEQUENT PURCHASE PAYMENTS

The values shown below are based on the assumptions stated in Example 6 above, in addition to the following:

     o     Subsequent Purchase Payment invested in the first contract year =
           $150,000

     o     No withdrawals taken in the first 3 contract years


                                                                           MAXIMUM
                            PURCHASE    ASSUMED                             ANNUAL
                             PAYMENT   CONTRACT    STEP-UP      INCOME    WITHDRAWAL
        VALUE AS OF         INVESTED     VALUE      VALUE        BASE       AMOUNT
  Benefit Effective Date   $100,000   $100,000       -       $100,000    $ 6,000
       Year 1 - Day 25         -      $102,000   $102,000    $102,000    $ 6,120
      Year 1 - Day 105         -      $105,000   $105,000    $105,000    $ 6,300
      Year 1 - Day 200     $150,000   $252,000       -       $255,000    $15,300
      Year 1 - Day 300         -      $270,000   $270,000    $270,000    $16,200
      Year 2 - Day 180         -      $275,000   $275,000    $275,000    $16,500
      Year 2 - Day 250         -      $280,000   $280,000    $280,000    $16,800
       Year 3 - Day 45         -      $290,000   $290,000    $290,000    $17,400
      Year 3 - Day 275         -      $300,000   $300,000    $300,000    $18,000
       Year 4 - Day 1          -      $310,000   $310,000    $310,000    $18,600

     Subsequent Purchase Payments within the first contract year:

           o  Total Purchase Payments = $250,000 ($100,000 + $150,000)

  The values of the feature are impacted by attaining the daily Step-up Values and adding subsequent Purchase Payments as follows:

     o If no withdrawals have been taken, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base.

           o In year 1 - day 25, the Income Base was increased to the Step-up Value of $102,000 (Contract Value $102,000 is greater than the current Income Base $100,000) and the MAWA was increased to $6,120 ($102,000 x 6%).

           o In year 1 - day 105, the Income Base was increased to the Step-up Value of $105,000 (Contract Value $105,000 is greater than the current Income Base $102,000) and the MAWA was increased to $6,300 ($105,000 x 6%).

     o The Income Base and the Maximum Annual Withdrawal Amount (MAWA) are recalculated at the time each subsequent Purchase Payment prior to the first contract anniversary is received.

           o In year 1 - day 200, the Income Base was increased to $255,000 ($105,000 + $150,000 subsequent Purchase Payment) and the MAWA was increased to $15,300 ($255,000 x 6%).

     o While no withdrawals have been taken, the Income Base continues to be increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base.

           o In year 1 - day 300, the Income Base was increased to the Step-up Value of $270,000 (Contract Value $270,000 is greater than the current Income Base $255,000) and the MAWA was increased to $16,200 ($270,000 x 6%).

           o In year 2 - day 180, the Income Base was increased to the Step-up Value of $275,000 (Contract Value $275,000 is greater than the current Income Base $270,000) and the MAWA was increased to $16,500 ($275,000 x 6%).

           o In year 2 - day 250, the Income Base was increased to the Step-up Value of $280,000 (Contract Value $280,000 is greater than the current Income Base $275,000) and the MAWA was increased to $16,800 ($280,000 x 6%).

           o In year 3 - day 45, the Income Base was increased to the Step-up Value of $290,000 (Contract Value $290,000 is greater than the current Income Base $280,000) and the MAWA was increased to $17,400 ($290,000 x 6%).

           o In year 3 - day 275, the Income Base was increased to the Step-up Value of $300,000 (Contract Value $300,000 is greater the current Income Base $290,000) and the MAWA was increased to $18,000 ($300,000 x 6%).

           o In year 4 - day 1, the Income Base was increased to the Step-up Value of $310,000 (Contract Value $310,000 is greater than the current Income Base $300,000) and the MAWA was increased to $18,600 ($310,000 x 6%).


EXAMPLE 8: IMPACT OF TAKING WITHDRAWALS UP TO THE MAXIMUM ANNUAL WITHDRAWAL
AMOUNT

The values shown below are based on the assumptions stated in the Examples 6 and 7 above, in addition to the following:

     o Withdrawals less than or equal MAWA are taken in the fourth and fifth contract years.


                                                                        MAXIMUM
                        ASSUMED                                          ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME    WITHDRAWAL
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE       AMOUNT
     Year 4 - Day 1   $310,000        -       $310,000    $310,000    $18,600
    Year 4 - Day 65   $315,000        -       $315,000    $315,000    $18,900
    Year 4 - Day 92   $312,000   $10,000          -       $315,000    $18,900
   Year 4 - Day 350   $320,000        -       $320,000    $315,000    $18,900
    4th Anniversary   $311,000        -           -       $320,000    $19,200
    Year 5 - Day 75   $325,000        -       $325,000    $320,000    $19,200
    Year 5 - Day 80   $322,000   $19,200          -       $320,000    $19,200
    5th Anniversary   $317,000        -           -       $325,000    $19,500
   Year 6 - Day 155   $330,000        -       $330,000    $325,000    $19,500
    6th Anniversary   $329,000        -           -       $330,000    $19,800

     o     In year 4, $10,000, an amount less than MAWA was withdrawn.

     o     In year 5, $19,200, an amount equal to MAWA was withdrawn.

The values of the feature are impacted prior to and after the withdrawals are taken as follows:

     o Prior to any withdrawals, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base.

           o In year 4 - day 65, the Income Base was increased to the Step-up Value of $315,000 (Contract Value $315,000 is greater than the current Income Base $310,000) and the MAWA was increased to $18,900 ($315,000 x 6%).

           o In year 4 - day 92, $10,000 was withdrawn and is less than the MAWA of $18,900. The Income Base ($315,000) and the MAWA ($18,900) remained unchanged.

     o After the first withdrawal has been taken, the Income Base is not increased until the next anniversary date, looking back at the Step-up Values after the first withdrawal.

           o In year 4 - day 350, there was a Step-up Value of $320,000, but the Income Base ($315,000) and the MAWA ($18,900) remained unchanged.

           o On the 4th anniversary date, the Income Base was increased to the Step-up Value $320,000 that had occurred between the date of the withdrawal and the 4th anniversary date, and the MAWA was increased to $19,200 ($320,000 x 6%).

     o Past the first anniversary date after the first withdrawal has been taken, the Income Base is not increased until the next anniversary date, looking back at the Step-up Values in the immediately preceding contract year.

           o In year 5 - day 75, there was a Step-up Value of $325,000, but the Income Base ($320,000) and the MAWA ($19,200) remained unchanged.

           o In year 5 - day 80, $19,200 was withdrawn and is equal to the MAWA of $19,200. The Income Base ($320,000) and the MAWA ($19,200) remained unchanged.

           o On the 5th anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $19,500 ($325,000 x 6%).

           o In year 6 - day 155, there was a Step-up Value of $330,000, but the Income Base ($325,000) and the MAWA ($19,500) remained unchanged.

           o On the 6th anniversary date, the Income Base was increased to the Step-up Value $330,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $19,800 ($330,000 x 6%).


EXAMPLE 9: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in the Examples 6, 7 and 8 above, in addition to the following:

     o Withdrawal of 8% of Income Base taken in the sixth and seventh contract years.



                                                                        MAXIMUM
                        ASSUMED                                          ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME    WITHDRAWAL
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE       AMOUNT
    6th Anniversary   $329,000        -           -       $330,000    $19,800
    Year 7 - Day 37   $321,000   $26,400          -       $322,769    $19,366
   Year 7 - Day 362   $323,000        -       $323,000    $322,769    $19,366
    7th Anniversary   $317,000        -           -       $323,000    $19,380
    Year 8 - Day 46   $307,000   $25,840          -       $315,745    $18,945
    8th Anniversary   $270,000        -           -       $315,745    $18,945


The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount (MAWA) as follows:

     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.

           o  In year 7 - day 37, the reduction proportion is 2.1912% ([$26,400
              - $19,800] / [$321,000 - $19,800]); the reduced Income Base is
              $322,769 ($330,000 x [1 - 2.1912%]) and the reduced MAWA is
              $19,366 ($322,769 x 6%).

           o In year 7 - day 362, there was a Step-up Value of $323,000, but the Income Base ($322,769) and the MAWA ($19,366) remained unchanged.

           o On the 7th anniversary date, the Income Base was increased to the Step-up Value $323,000 that had occurred after the excess withdrawal, and the MAWA was increased to $19,380 ($323,000 x 6%).

           o  In year 8 - day 46, the reduction proportion is 2.2460% ([$25,840
              - $19,380] / [$307,000 - $19,380]); the reduced Income Base is
              $315,745 ($323,000 x [1 - 2.2460%]); and the reduced MAWA is
              $18,945 ($315,745 x 6%).



EXAMPLE 10: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 6, 7, 8 and 9 above, in addition to the following:

     o Contract value as shown and reduced to $0 in Year 12 due to market conditions.

     o     MAWA withdrawals were taken every year.

     o     There were no Step-up Values after the 8th anniversary date.




                                                                       MAXIMUM
                        ASSUMED                                        ANNUAL     PROTECTED
                       CONTRACT   WITHDRAWAL   STEP-UP     INCOME    WITHDRAWAL    INCOME
     VALUE AS OF         VALUE       TAKEN      VALUE       BASE       AMOUNT      PAYMENT
    8th Anniversary   $270,000        -          -      $315,745    $18,945          -
    9th Anniversary   $150,000   $18,945         -      $315,745    $18,945          -
   10th Anniversary   $100,000   $18,945         -      $315,745    $18,945          -
   11th Anniversary   $ 50,000   $18,945         -      $315,745    $18,945          -
   Year 12 - Day 81   $      0   $18,945         -      $315,745    $18,945          -
   12th Anniversary   $      0   $     0         -      $315,745         -       $12,630



     o The Protected Income Payment of $12,630 ($315,745 x 4%) will be paid for the lifetime of the Covered Person.

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          APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




       PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                       ISSUE STATE
Administration Charge              Contract Maintenance Fee is $30.                             New Mexico
Administration Charge              Charge will be deducted pro-rata from Variable Portfolios    New York
                                     only.                                                      Oregon
                                                                                                Texas
                                                                                                Washington
Annuity Date                       You may switch to the Income Phase any time after your       Florida
                                     first contract anniversary.
Annuity Date                       You may begin the Income Phase any time 13 or more months    New York
                                     after contract issue.
Cancellation of Living Benefit     Amounts allocated to the Secure Value Account will be        Washington
                                     automatically transferred to the Goldman
                                   Sachs VIT Government Money Market Fund or similar money
                                     market portfolio.
Early Access                       The Early Access Feature is not available for contracts      Maryland
                                     purchase on or after September 2, 2016.
Free Look                          If you are age 65 or older on the contract issue date, the   Arizona
                                     Free Look period is 30 days.
Free Look                          If you are age 60 or older on the contract issue date, the   California
                                     Free Look period is 30 days. If you
                                   invest in the Fixed Account, the Free Look amount is
                                     calculated as the Purchase Payments paid. If
                                   you invest in Variable Portfolio(s), the Free Look amount
                                     is calculated as the greater of (1)
                                   Purchase Payments or (2) the value of your contract on the day we received your request in Good
                                   Order at the Annuity Service Center.
Free Look                          The Free Look period is 21 days and the amount is            Florida
                                     calculated as the value of your contract plus
                                   fees and charges on the day we receive your request in Good
                                     Order at the Annuity Service Center.
Free Look                          The Free Look period is 20 days.                             Idaho
                                                                                                North Dakota
                                                                                                Rhode Island
                                                                                                Texas
Free Look                          The Free Look amount is calculated as the value of your      Michigan
                                     contract plus fees and charges on the day
                                   we received your request in Good Order at the Annuity        Minnesota
                                     Service Center.                                            South Dakota
Free Look                          The Free Look amount is calculated as the greater of (1)     Arkansas
                                     Purchase Payments including fees and
                                   charges or (2) the value of your contract on the day we      New York
                                     receive your request in Good Order at the
                                   Annuity Service Center.
Joint Ownership                    Benefits and Features to be made available to Domestic       California
                                     Partners.                                                  District of Columbia
                                                                                                Maine
                                                                                                Nevada
                                                                                                Oregon
                                                                                                Washington
                                                                                                Wisconsin
Joint Ownership                    Benefits and Features to be made available to Civil Union    Colorado
                                     Partners.                                                  Hawaii
                                                                                                Illinois
                                                                                                New Jersey
Minimum Contract Value             The minimum remaining contract value after a partial         Texas
                                     withdrawal must be $2,000.
Nursing Home Waiver                The Nursing Home Waiver is not available for contracts       California
                                     purchased on or after May 1, 2014.
Nursing Home Waiver                The Nursing Home Waiver is not available for contracts       Connecticut
                                     purchased on or after February 6, 2017.                    Massachusetts
                                                                                                Pennsylvania
Polaris Income Plus Daily (only)   Charge will be deducted pro-rata from Variable Portfolios    Hawaii
                                     only.                                                      Missouri
                                                                                                New York
                                                                                                Oregon
                                                                                                Texas
                                                                                                Washington
Polaris Income Builder             Charge will be deducted pro-rata from Variable Portfolios    New York
                                     only.
Polaris Income Plus                                                                             Oregon
                                                                                                Texas
                                                                                                Washington
Premium Tax                        We deduct premium tax charges of 0.50% for Qualified         California
                                     contracts and 2.35% for Non-Qualified
                                   contracts based on contract value when you begin the Income
                                     Phase.
Premium Tax                        We deduct premium tax charges of 2.0% for Non-Qualified      Maine
                                     contracts based on total Purchase
                                   Payments when you begin the Income Phase.
Premium Tax                        We deduct premium tax charges of 3.5% for Non-Qualified      Nevada
                                     contracts based on contract value when
                                   you begin the Income Phase.


                                      E-1


 PROSPECTUS PROVISION                    AVAILABILITY OR VARIATION                    ISSUE STATE
Premium Tax            For the first $500,000 in the contract, we deduct premium    South Dakota
                         tax charges of 1.25% for Non-Qualified
                       contracts based on total Purchase Payments when you begin
                         the Income Phase. For any amount in
                       excess of $500,000 in the contract, we deduct front-end
                         premium tax charges of 0.08% for
                       Non-Qualified contracts based on total Purchase Payments
                         when you begin the Income Phase.
Premium Tax            We deduct premium tax charges of 1.0% for Qualified          West Virginia
                         contracts and 1.0% for Non-Qualified
                       contracts based on contract value when you begin the Income
                         Phase.
Premium Tax            We deduct premium tax charges of 1.0% for Non-Qualified      Wyoming
                         contracts based on total Purchase
                       Payments when you begin the Income Phase.
Purchase Payment Age   The Purchase Payment Age Limit is the later of three years   Kentucky
                         after contract issue or the Owner's
Limit                  63rd birthday for contracts issued July 18, 2011 through     Minnesota
                         August 2, 2015. The Purchase Payment
                       Age limit is not applicable to contracts issued on or after  Oklahoma
                         August 3, 2015.                                            Texas
Purchase Payment Age   The Purchase Payment Age Limit is the later of two years     Washington
                         after contract issue or the Owner's
Limit                  62nd birthday for contracts issued July 18, 2011 through
                         August 2, 2015. The Purchase Payment
                       Age limit is not applicable to contracts issued on or after
                         August 3, 2015.
Transfer Privilege     Any transfer over the limit of 15 will incur a $10 transfer  Pennsylvania
                         fee.                                                       Texas


                                      E-2

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--------------------------------------------------------------------------------

  APPENDIX F - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO DECEMBER 19, 2016

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





None of the Living Benefits parameters described below are currently being offered.


Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:

     o Prior to January 23, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o On January 23, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.

     o On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.

If you elected a living benefit feature, you may not establish an automatic subsequent purchase payment plan, and any current payment plan has been terminated.

TABLE OF CONTENTS



Polaris Income Plus Daily..................... F-1
Polaris Income Plus........................... F-4
Polaris Income Builder........................ F-8
SunAmerica Income Plus and Builder prior to
  January 23, 2012............................ F-9
MarketLock For Life........................... F-15
MarketLock For Life Fees...................... F-17
MarketLock Income Plus........................ F-21
MarketLock Income Plus Fees................... F-25
MarketLock For Life Plus...................... F-26
MarketLock For Life Plus Fee.................. F-30





Unless otherwise indicated below, all other provisions discussed in the prospectus under POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY apply to your elected feature.


POLARIS INCOME PLUS DAILY

If your contract was issued prior to December 19, 2016 and you elected the Polaris Income Plus Daily living benefit, the following tables apply to the income option you elected.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
TABLE

The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.

If your contract was issued between August 22, 2016 and December 18, 2016, and you elected the optional Polaris Income Plus Daily Income Option 1, 2 or 3 living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rate are applicable:


IF NO WITHDRAWALS ARE TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY OR IF THE FIRST WITHDRAWAL IS TAKEN WHEN THE COVERED PERSON IS AGE 68 OR OLDER:




                                                        POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON      PLUS DAILY         PLUS DAILY        PLUS DAILY
                AT FIRST WITHDRAWAL(1)                  INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 59)                     4.0%  /  3.0%(2)   4.0%  /  3.0%(2)   3.25%  /  3.25%
 One Covered Person (Age 60 - 64)                     5.0%  /  3.0%(2)   5.0%  /  3.0%(2)   3.75%  /  3.75%
 One Covered Person (Age 65 - 71)                       6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 One Covered Person (Age 72 and Older)                  6.5%  /  4.0%      7.5%  /  3.0%    5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)                    3.5%  /  3.0%(3)   3.5%  /  3.0%(3)    3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)                    4.5%  /  3.0%(3)   4.5%  /  3.0%(3)    3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)                      5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)                 6.0%  /  4.0%      7.0%  /  3.0%    4.75%  /  4.75%


                                      F-1


IF THE WITHDRAWAL IS TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY AND THE COVERED PERSON IS YOUNGER THAN AGE 68:




                                                        POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON      PLUS DAILY         PLUS DAILY        PLUS DAILY
                AT FIRST WITHDRAWAL(1)                  INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 59)                     3.5%  /  2.5%(4)   3.5%  /  2.5%(4)   2.75%  /  2.75%
 One Covered Person (Age 60 - 64)                     4.5%  /  2.5%(4)   4.5%  /  2.5%(4)   3.25%  /  3.25%
 One Covered Person (Age 65 - 67)                       5.5%  /  3.5%      6.5%  /  2.5%     4.5%  /  4.5%
 One Covered Person (Age 68 - 71)                       6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 One Covered Person (Age 72 and Older)                  6.5%  /  4.0%      7.5%  /  3.0%    5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)                    3.0%  /  2.5%(5)   3.0%  /  2.5%(5)    2.5%  /  2.5%
 Two Covered Persons (Age 60 - 64)                    4.0%  /  2.5%(5)   4.0%  /  2.5%(5)    3.0%  /  3.0%
 Two Covered Persons (Age 65 - 67)                      5.0%  /  3.5%      6.0%  /  2.5%     4.0%  /  4.0%
 Two Covered Persons (Age 68 - 71)                      5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)                 6.0%  /  4.0%      7.0%  /  3.0%    4.75%  /  4.75%



(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-Up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person's 65th birthday.




If your contract was issued prior to August 22, 2016, and you elected the optional Polaris Income Plus Daily Income Option 1, 2 or 3 living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rates are applicable:


IF NO WITHDRAWALS ARE TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY OR IF THE FIRST WITHDRAWAL IS TAKEN WHEN THE COVERED PERSON IS AGE 68 OR OLDER:




                                                        POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON      PLUS DAILY         PLUS DAILY        PLUS DAILY
                AT FIRST WITHDRAWAL(1)                  INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 64)                     5.5%  /  3.0%(2)   5.5%  /  3.0%(2)    4.0%  /  4.0%
 One Covered Person (Age 65 and Older)                  6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 Two Covered Persons (Age 45 - 64)                    5.0%  /  3.0%(3)   5.0%  /  3.0%(3)    3.5%  /  3.5%
 Two Covered Persons (Age 65 and Older)                 5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%



IF THE WITHDRAWAL IS TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY AND THE COVERED PERSON IS YOUNGER THAN AGE 68:




                                                        POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON      PLUS DAILY         PLUS DAILY        PLUS DAILY
                AT FIRST WITHDRAWAL(1)                  INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 64)                     5.0%  /  2.5%(4)   5.0%  /  2.5%(4)    3.5%  /  3.5%
 One Covered Person (Age 65 and Older)                  5.5%  /  3.5%      6.5%  /  2.5%     4.5%  /  4.5%
 Two Covered Persons (Age 45 - 64)                    4.5%  /  2.5%(5)   4.5%  /  2.5%(5)    3.0%  /  3.0%
 Two Covered Persons (Age 65 and Older)                 5.0%  /  3.5%      6.0%  /  2.5%     4.0%  /  4.0%



(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the younger Covered Person's 65th birthday.



                                      F-2


POLARIS INCOME PLUS


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
TABLE

If your contract was issued between May 12, 2014 and August 21, 2016, and you elected the optional Polaris Income Plus Income Option 1, 2 or 3 living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rates are applicable:




                                                             POLARIS              POLARIS             POLARIS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON       INCOME PLUS          INCOME PLUS         INCOME PLUS
               AT FIRST WITHDRAWAL(1)                    INCOME OPTION 1      INCOME OPTION 2     INCOME OPTION 3
 One Covered Person (Age 64 and Younger)               5.5%  /  3.0%(2)     5.5%  /  3.0%(2)      4.0%  /  4.0%
 One Covered Person (Age 65 and Older)                   6.0%  /  4.0%        7.0%  /  3.0%       5.0%  /  5.0%
 Two Covered Persons (Age 64 and Younger)              5.0%  /  3.0%(3)     5.0%  /  3.0%(3)      3.5%  /  3.5%
 Two Covered Persons (Age 65 and Older)                  5.5%  /  4.0%        6.5%  /  3.0%       4.5%  /  4.5%



THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.







INCOME CREDIT

If your contract was issued between August 22, 2016 and December 18, 2016 and you elected the Polaris Income Plus living benefit, the following Income Credit rate is applicable:




                         INCOME CREDIT
    OPTIONAL        (AS A PERCENTAGE OF THE                INCOME
 LIVING BENEFIT       INCOME CREDIT BASE)            CREDIT AVAILABILITY
 Polaris                     5.5%              Available during the first 12
 Income Plus                                    Benefit Years -- the Income
                                                 Credit is REDUCED in years
                                                   withdrawals are taken




POLARIS INCOME PLUS AND POLARIS INCOME BUILDER


INCOME CREDIT

If your contract was issued prior to August 22, 2016, and you elected the optional Polaris Income Plus or Polaris Income Builder living benefits, the following Income Credit rates are applicable:




                          INCOME CREDIT
     OPTIONAL        (AS A PERCENTAGE OF THE                INCOME
  LIVING BENEFIT       INCOME CREDIT BASE)            CREDIT AVAILABILITY
 Polaris Income               6.0%              Available during the first 12
 Plus                                            Benefit Years -- the Income
                                                  Credit is REDUCED in years
                                                    withdrawals are taken
 Polaris Income               6.0%              Available during the first 12
 Builder                                         Benefit Years -- the Income
                                                Credit is eliminated in years
                                                   any withdrawal is taken



If your contract was issued prior to February 29, 2016, and you elected the optional Polaris Income Plus (formerly named "SunAmerica Income Plus" for contracts issued January 23, 2012 and after) or Polaris Income Builder (formerly named "SunAmerica Income Builder" for contracts issued January 23, 2012 and after) living benefits, the following provisions are applicable to the feature you elected.



                                      F-3



POLARIS INCOME PLUS


INVESTMENT REQUIREMENTS

If your contract was issued between May 1, 2015 and January 24, 2016, and you elected the optional Polaris Income Plus Income Option 1, 2 or 3, you must allocate your assets in accordance with A, B, C, D or E:


  A   10% Secure      45% SunAmerica Dynamic Allocation Portfolio; and
      Value Account   45% SunAmerica Dynamic Strategy Portfolio
  B   10% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   30% SunAmerica Dynamic Strategy Portfolio;
                      10% VCP Managed Asset Allocation SAST Portfolio;
                      10% VCP Total Return Balanced Portfolio; and
                      10% VCP Value Portfolio
  C   10% Secure      18% SunAmerica Dynamic Allocation Portfolio;
      Value Account   18% SunAmerica Dynamic Strategy Portfolio;
                      18% VCP Managed Asset Allocation SAST Portfolio;
                      18% VCP Total Return Balanced Portfolio; and
                      18% VCP Value Portfolio
  D   10% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   20% VCP Managed Asset Allocation SAST Portfolio;
                      20% VCP Total Return Balanced Portfolio; and
                      20% VCP Value Portfolio
  E   10% Secure      Up to 90% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Corporate Bond
                      Global Bond
                      Goldman Sachs VIT Government Money Market
                      Fund
                      Government and Quality Bond
                      Real Return
                      SA BlackRock VCP Global Multi Asset Portfolio*
                      SA JPMorgan MFS Core Bond
                      SA Schroders VCP Global Allocation Portfolio*
                      SA T. Rowe Price VCP Balanced Portfolio*
                      SunAmerica Dynamic Allocation Portfolio
                      SunAmerica Dynamic Strategy Portfolio
                      Ultra Short Bond Portfolio
                      VCP Managed Asset Allocation SAST Portfolio*
                      VCP Total Return Balanced Portfolio*
                      VCP Value Portfolio*
                      * You may invest up to a maximum of 50% in each
                      of these Variable Portfolios.


If your contract was issued between March 2, 2015 and April 30, 2015, and you elected the optional Polaris Income Plus Income Option 1, 2 or 3, the following investment requirements are applicable to your living benefit:


  A   20% Secure      40% SunAmerica Dynamic Allocation Portfolio; and
      Value Account   40% SunAmerica Dynamic Strategy Portfolio
  B   20% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   30% SunAmerica Dynamic Strategy Portfolio;
                      6% VCP Managed Asset Allocation SAST Portfolio;
                      7% VCP Total Return Balanced Portfolio; and
                      7% VCP Value Portfolio
  C   20% Secure      16% SunAmerica Dynamic Allocation Portfolio;
      Value Account   16% SunAmerica Dynamic Strategy Portfolio;
                      16% VCP Managed Asset Allocation SAST Portfolio;
                      16% VCP Total Return Balanced Portfolio; and
                      16% VCP Value Portfolio
  D   20% Secure      20% SunAmerica Dynamic Allocation Portfolio;
      Value Account   20% VCP Managed Asset Allocation SAST Portfolio;
                      20% VCP Total Return Balanced Portfolio; and
                      20% VCP Value Portfolio
  E   20% Secure      Up to 80% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Corporate Bond
                      Global Bond
                      Goldman Sachs VIT Government Money Market
                      Fund
                      Government and Quality Bond
                      Real Return
                      SA BlackRock VCP Global Multi Asset Portfolio*
                      SA JPMorgan MFS Core Bond
                      SA Schroders VCP Global Allocation Portfolio*
                      SA T. Rowe Price VCP Balanced Portfolio*
                      SunAmerica Dynamic Allocation Portfolio
                      SunAmerica Dynamic Strategy Portfolio
                      Ultra Short Bond Portfolio
                      VCP Managed Asset Allocation SAST Portfolio*
                      VCP Total Return Balanced Portfolio*
                      VCP Value Portfolio*
                      * You may invest up to a maximum of 50% in each
                      of these Variable Portfolios.


                                      F-4

If your contract was issued between May 1, 2013 and March 1, 2015, and you elected the optional Polaris Income Plus Income Option 1, 2 or 3, the following investment requirements are applicable to your living benefit:


  A   20% Secure      40% SunAmerica Dynamic Allocation Portfolio; and
      Value Account   40% SunAmerica Dynamic Strategy Portfolio
  B   20% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   30% SunAmerica Dynamic Strategy Portfolio;
                      6% VCP Managed Asset Allocation SAST Portfolio;
                      7% VCP Total Return Balanced Portfolio; and
                      7% VCP Value Portfolio
  C   20% Secure      Up to 80% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Corporate Bond
                      Global Bond
                      Goldman Sachs VIT Government Money Market
                      Fund
                      Government and Quality Bond
                      Real Return
                      SA BlackRock VCP Global Multi Asset Portfolio*
                      SA JPMorgan MFS Core Bond
                      SA Schroders VCP Global Allocation Portfolio*
                      SA T. Rowe Price VCP Balanced Portfolio*
                      SunAmerica Dynamic Allocation Portfolio
                      SunAmerica Dynamic Strategy Portfolio
                      Ultra Short Bond Portfolio
                      VCP Managed Asset Allocation SAST Portfolio*
                      VCP Total Return Balanced Portfolio*
                      VCP Value Portfolio*
                      * You may invest up to a maximum of 10% in each
                      of these Variable Portfolios.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE / PROTECTED INCOME PAYMENT PERCENTAGE:


If your contract was issued between February 11, 2013 and May 11, 2014, and you elected the optional Polaris Income Plus Income Option 1, 2 or 3, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable to your living benefit:


    NUMBER OF COVERED PERSONS AND AGE OF     POLARIS INCOME PLUS   POLARIS INCOME PLUS   POLARIS INCOME PLUS
    COVERED PERSON AT FIRST WITHDRAWAL*        INCOME OPTION 1       INCOME OPTION 2       INCOME OPTION 3
 One Covered Person (Age 64 and Younger)      5.0%  /  3.0%**       5.0%  /  3.0%**       3.75%  /  3.75%
 One Covered Person (Age 65 and Older)         5.5%  /  4.0%         6.5%  /  3.0%         5.0%  /  5.0%
 Two Covered Persons (Age 64 and Younger)     4.5%  /  3.0%***      4.5%  /  3.0%***      3.25%  /  3.25%
 Two Covered Persons (Age 65 and Older)        5.0%  /  4.0%         6.0%  /  3.0%         4.5%  /  4.5%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

*** If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.



                                      F-5



If your contract was issued from February 11, 2013 through September 30, 2013, and you elected the optional Polaris Income Plus living benefit Income Option with Custom Allocation, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:


             NUMBER OF COVERED                     POLARIS
            PERSONS AND AGE OF                   INCOME PLUS
             COVERED PERSON AT                INCOME OPTION WITH
             FIRST WITHDRAWAL*                CUSTOM ALLOCATION
 One Covered Person (Age 64 and Younger)       4.5%  /  3.0%**
 One Covered Person (Age 65 and Older)          4.5%  /  4.0%
 Two Covered Persons (Age 64 and Younger)     4.0%  /  3.0%***
 Two Covered Persons (Age 65 and Older)         4.0%  /  4.0%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

*** If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.

INVESTMENT REQUIREMENTS

If your contract was issued between January 23, 2012 through September 30, 2013, and you elected the optional Polaris Income Plus living benefit Income Option with Custom Allocation, the following investment requirements are applicable:


INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS INCOME OPTION WITH CUSTOM ALLOCATION

If you elect the Polaris Income Plus Income Option with Custom Allocation, you must allocate your assets in accordance with one of three Check the Box Options or the Build-Your-Own Option:


 Check-The-     10% Secure      90% Polaris Portfolio Allocator Model 1,
 Box Option 1   Value Account   Model 2 or Model 3
                                Or
                                90% in Combination Model 1, Model 2
                                or Model 3
 Check-The-     10% Secure      90% in one or more of the following
 Box Option 2   Value Account   Variable Portfolios:
                                American Funds Asset Allocation SAST
                                Asset Allocation
                                Balanced
                                Franklin Income VIP Fund
                                Managed Allocation Balanced
                                Managed Allocation Moderate
                                Managed Allocation Moderate Growth
                                SA MFS Total Return
                                SunAmerica Dynamic Allocation
                                Portfolio
                                SunAmerica Dynamic Strategy Portfolio
 Check-The-     10% Secure      90% Ultra Short Bond Portfolio
 Box Option 3   Value Account


                                      F-6



If you choose the Build-Your-Own Option, after investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments must be invested among the Variable Portfolios, as follows:



  INVESTMENT        FLEXIBLE            VARIABLE PORTFOLIOS AND/OR
     GROUP         ALLOCATION               DCA FIXED ACCOUNTS
 A. BOND,        Minimum 20%     Corporate Bond
  CASH           Maximum 90%     Global Bond
  AND DCA                        Government and Quality Bond
  FIXED                          Real Return
  ACCOUNTS                       SA JPMorgan MFS Core Bond
                                 Ultra Short Bond Portfolio
                                 DCA FIXED ACCOUNTS*
                                 DCA 6-Month
                                 1-Year DCA
                                 2-Year DCA
 B. EQUITY**      Minimum 0%     Aggressive Growth
                 Maximum 70%     American Funds Asset Allocation SAST
                                 American Funds Global Growth SAST
                                 American Funds Growth SAST
                                 American Funds Growth-Income SAST
                                 Asset Allocation
                                 Balanced
                                 Blue Chip Growth
                                 Capital Appreciation
                                 "Dogs" of Wall Street
                                 Equity Opportunities
                                 Foreign Value
                                 Franklin Income VIP Fund
                                 Franklin Founding Funds Allocation VIP
                                 Fund
                                 Fundamental Growth
                                 Global Equities
                                 Growth
                                 Growth-Income
                                 High-Yield Bond
                                 International Diversified Equities
                                 International Growth and Income
                                 Invesco V.I. American Franchise Fund,
                                 Series II Shares
                                 Invesco V.I. Comstock Fund, Series II
                                 Shares
                                 Invesco V.I. Growth and Income Fund,
                                 Series II Shares
                                 Lord Abbett Growth and Income
                                 Managed Allocation Balanced
                                 Managed Allocation Growth
                                 Managed Allocation Moderate
                                 Managed Allocation Moderate Growth
                                 SA AB Growth
                                 SA Janus Focused Growth
                                 SA Legg Mason BW Large Cap Value
                                 SA MFS Massachusetts Investors Trust
                                 SA MFS Total Return
                                 Small & Mid Cap Value
                                 SunAmerica Dynamic Allocation Portfolio
                                 SunAmerica Dynamic Strategy Portfolio
                                 Telecom Utility
 C. LIMITED       Minimum 0%     Capital Growth
  EQUITY         Maximum 10%     Emerging Markets
                                 Growth Opportunities
                                 Mid-Cap Growth
                                 Natural Resources
                                 Real Estate
                                 Small Company Value
                                 Technology
                                 VCP Managed Asset Allocation SAST
                                 Portfolio


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

**    Not all funds listed in the Equity group invest in equity markets.


If you elect the Polaris Income Plus Income Option with Custom Allocation, 10% of your initial Purchase Payment and subsequent Purchase Payment(s) will be allocated to the Secure Value Account and the remaining 90% may be invested in a Portfolio Allocator or Combination Model that complies with the investment requirements. Your Portfolio Allocator or Combination Model will automatically be rebalanced quarterly if you elect this Living Benefit. You may not reallocate your money from the Secure Value Account to an other Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends.


If your contract was issued from June 18, 2012 through February 10, 2013, and you elected the optional Polaris Income Plus living benefit, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:


   NUMBER OF COVERED
   PERSONS AND AGE OF           POLARIS             POLARIS
   COVERED PERSON AT          INCOME PLUS         INCOME PLUS
   FIRST WITHDRAWAL*        INCOME OPTION 1     INCOME OPTION 2
 One Covered Person
 (Age 64 and Younger)      5.5%  /  3.0%**      5.5%  /  3.0%**
 One Covered Person
 (Age 65 and Older)         5.5%  /  4.0%        6.5%  /  3.0%
 Two Covered Persons
 (Age 64 and Younger)     5.0%  /  3.0%***     5.0%  /  3.0%***
 Two Covered Persons
 (Age 65 and Older)         5.0%  /  4.0%        6.0%  /  3.0%



   NUMBER OF COVERED                                POLARIS
   PERSONS AND AGE OF          POLARIS            INCOME PLUS
   COVERED PERSON AT         INCOME PLUS          OPTION WITH
   FIRST WITHDRAWAL*       INCOME OPTION 3     CUSTOM ALLOCATION
 One Covered Person
 (Age 64 and Younger)     3.75%  /  3.75%      4.5%  /  3.0%**
 One Covered Person
 (Age 65 and Older)        5.0%  /  5.0%        4.5%  /  4.0%
 Two Covered Persons
 (Age 64 and Younger)     3.25%  /  3.25%      4.0%  /  3.0%***
 Two Covered Persons
 (Age 65 and Older)        4.5%  /  4.5%        4.0%  /  4.0%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

*** If Two covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.


                                      F-7



POLARIS INCOME BUILDER


INVESTMENT REQUIREMENTS

If your contract was issued between May 1, 2015 and January 24, 2016, and you elected the optional Polaris Income Builder, you must allocate your assets in accordance with A, B, C, D or E:


  A   10% Secure      45% SunAmerica Dynamic Allocation Portfolio; and
      Value Account   45% SunAmerica Dynamic Strategy Portfolio
  B   10% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   30% SunAmerica Dynamic Strategy Portfolio;
                      10% VCP Managed Asset Allocation SAST Portfolio;
                      10% VCP Total Return Balanced Portfolio; and
                      10% VCP Value Portfolio
  C   10% Secure      18% SunAmerica Dynamic Allocation Portfolio;
      Value Account   18% SunAmerica Dynamic Strategy Portfolio;
                      18% VCP Managed Asset Allocation SAST Portfolio;
                      18% VCP Total Return Balanced Portfolio; and
                      18% VCP Value Portfolio
  D   10% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   20% VCP Managed Asset Allocation SAST Portfolio;
                      20% VCP Total Return Balanced Portfolio; and
                      20% VCP Value Portfolio
  E   10% Secure      Up to 90% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Corporate Bond
                      Global Bond
                      Goldman Sachs VIT Government Money Market
                      Fund
                      Government and Quality Bond
                      Real Return
                      SA BlackRock VCP Global Multi Asset Portfolio*
                      SA JPMorgan MFS Core Bond
                      SA Schroders VCP Global Allocation Portfolio*
                      SA T. Rowe Price VCP Balanced Portfolio*
                      SunAmerica Dynamic Allocation Portfolio
                      SunAmerica Dynamic Strategy Portfolio
                      Ultra Short Bond Portfolio
                      VCP Managed Asset Allocation SAST Portfolio*
                      VCP Total Return Balanced Portfolio*
                      VCP Value Portfolio*
                      * You may invest up to a maximum of 50% in each
                      of these Variable Portfolios.

If your contract was issued between March 2, 2015 and April 30, 2015, and you elected the optional Polaris Income Builder, the following investment requirements are applicable to your living benefit:


  A   20% Secure      40% SunAmerica Dynamic Allocation Portfolio; and
      Value Account   40% SunAmerica Dynamic Strategy Portfolio
  B   20% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   30% SunAmerica Dynamic Strategy Portfolio;
                      6% VCP Managed Asset Allocation SAST Portfolio;
                      7% VCP Total Return Balanced Portfolio; and
                      7% VCP Value Portfolio
  C   20% Secure      16% SunAmerica Dynamic Allocation Portfolio;
      Value Account   16% SunAmerica Dynamic Strategy Portfolio;
                      16% VCP Managed Asset Allocation SAST Portfolio;
                      16% VCP Total Return Balanced Portfolio; and
                      16% VCP Value Portfolio
  D   20% Secure      20% SunAmerica Dynamic Allocation Portfolio;
      Value Account   20% VCP Managed Asset Allocation SAST Portfolio;
                      20% VCP Total Return Balanced Portfolio; and
                      20% VCP Value Portfolio
  E   20% Secure      Up to 80% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Corporate Bond
                      Global Bond
                      Goldman Sachs VIT Government Money Market
                      Fund
                      Government and Quality Bond
                      Real Return
                      SA BlackRock VCP Global Multi Asset Portfolio*
                      SA JPMorgan MFS Core Bond
                      SA Schroders VCP Global Allocation Portfolio*
                      SA T. Rowe Price VCP Balanced Portfolio*
                      SunAmerica Dynamic Allocation Portfolio
                      SunAmerica Dynamic Strategy Portfolio
                      Ultra Short Bond Portfolio
                      VCP Managed Asset Allocation SAST Portfolio*
                      VCP Total Return Balanced Portfolio*
                      VCP Value Portfolio*
                      * You may invest up to a maximum of 50% in each
                      of these Variable Portfolios.

If your contract was issued between May 1, 2013 and March 1, 2015, and you elected the optional Polaris Income


                                      F-8



Builder, the following investment requirements are applicable to your living benefit:


  A   20% Secure      40% SunAmerica Dynamic Allocation Portfolio; and
      Value Account   40% SunAmerica Dynamic Strategy Portfolio
  B   20% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   30% SunAmerica Dynamic Strategy Portfolio;
                      6% VCP Managed Asset Allocation SAST Portfolio;
                      7% VCP Total Return Balanced Portfolio; and
                      7% VCP Value Portfolio
  C   20% Secure      Up to 80% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Corporate Bond
                      Global Bond
                      Goldman Sachs VIT Government Money Market
                      Fund
                      Government and Quality Bond
                      Real Return
                      SA BlackRock VCP Global Multi Asset Portfolio*
                      SA JPMorgan MFS Core Bond
                      SA Schroders VCP Global Allocation Portfolio*
                      SA T. Rowe Price VCP Balanced Portfolio*
                      SunAmerica Dynamic Allocation Portfolio
                      SunAmerica Dynamic Strategy Portfolio
                      Ultra Short Bond Portfolio
                      VCP Managed Asset Allocation SAST Portfolio*
                      VCP Total Return Balanced Portfolio*
                      VCP Value Portfolio*
                      * You may invest up to a maximum of 10% in each
                      of these Variable Portfolios.

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE /
PROTECTED INCOME PAYMENT PERCENTAGE:

If your contract was issued from May 1, 2013 through February 28, 2016, and you elected the optional Polaris Income Builder living benefit, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:


        NUMBER OF COVERED PERSONS
        AND AGE OF COVERED PERSON              POLARIS
          AT FIRST WITHDRAWAL*              INCOME BUILDER
 One Covered Person (Age 65 and Older)     5.5%  /  5.25%
 Two Covered Persons (Age 65 and Older)    5.0%  /  4.75%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

* If there is One Covered Person but there are joint Owners, the Covered person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

If your contract was issued from February 11, 2013 through April 30, 2013, and you elected the optional Polaris Income Builder living benefit, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:


        NUMBER OF COVERED PERSONS
        AND AGE OF COVERED PERSON              POLARIS
          AT FIRST WITHDRAWAL*              INCOME BUILDER
 One Covered Person (Age 65 and Older)     5.25%  /  5.0%
 Two Covered Persons (Age 65 and Older)    4.75%  /  4.5%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

If your contract was issued from June 18, 2012 through February 10, 2013, and you elected the optional Polaris Income Builder living benefit, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:


         NUMBER OF COVERED PERSONS
         AND AGE OF COVERED PERSON                POLARIS
           AT FIRST WITHDRAWAL*               INCOME BUILDER
 One Covered Person (Age 64 and Younger)     3.75%  /  3.75%
 One Covered Person (Age 65 and Older)       4.75%  /  4.75%
 Two Covered Persons (Age 64 and Younger)    3.25%  /  3.25%
 Two Covered Persons (Age 65 and Older)      4.25%  /  4.25%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.



INCOME CREDIT:

If your contract was issued prior to February 11, 2013, and you elected the optional Polaris Income Builder living benefit, the annual Income Credit percentage is 8%.


MINIMUM ISSUE AGE:

If your contract was issued prior to February 11, 2013, and you elected the optional Polaris Income Builder living benefit, the minimum issue age was 45.





POLARIS INCOME PLUS AND POLARIS INCOME BUILDER

If your contract was issued from January 23, 2012 through April 30, 2013, and you elected the optional SunAmerica Income Plus or SunAmerica Income Builder living benefit, the investment requirements under SunAmerica Income Plus or SunAmerica Income Builder are as follows:

Are there investment requirements if I elect a Living Benefit?

If you elect SunAmerica Income Plus Income Option 1, 2 or 3 or SunAmerica Income Builder, we will allocate 20% of every Purchase Payment, and Continuation Contribution, if any, to the Secure Value Account. If you elect the SunAmerica Income Plus Income Option with Custom Allocation, we will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract.


                                      F-9



The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless SunAmerica Income Plus or SunAmerica Income Builder have been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to another DCA Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends.

If you elect SunAmerica Income Plus Income Option 1, 2 or 3 or SunAmerica Income Builder, the remaining 80% of every Purchase Payment and Continuation Contribution, if any, can be invested among the following Variable Portfolios and available DCA Fixed Accounts:

You may allocate the remaining 80% of your assets among the following investment options:

Corporate Bond
Global Bond
Goldman Sachs VIT Government Money Market Fund
Government and Quality Bond
Real Return
SA JPMorgan MFS Core Bond Portfolio
SunAmerica Dynamic Allocation Portfolio
SunAmerica Dynamic Strategy Portfolio
Ultra Short Bond Portfolio

DCA FIXED ACCOUNTS*

6-Month DCA
1-Year DCA
2-Year DCA

You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

If you elect the SunAmerica Income Plus Income Option with Custom Allocation, the remaining 90% of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment requirements in one of four ways as outlined below.


SUNAMERICA INCOME PLUS INCOME OPTION WITH CUSTOM ALLOCATION -- CHECK-THE-BOX OPTIONS

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3 as follows:


 Check-the-       Invest in one of three available Polaris Portfolio Allocator
 Box Option 1     Models:
                  Model 1, Model 2 or Model 3
                  or
                  Invest in one of three available 50%-50% Combination
 Check-the-       Invest in one or more of the following balanced Variable
                  Model 1, Model 2 or Model 3
 Box Option 2     Portfolios:
                  American Funds Asset Allocation SAST
                  Asset Allocation
                  Balanced
                  Franklin Income VIP Fund
                  Managed Allocation Balanced
                  Managed Allocation Moderate
                  Managed Allocation Moderate Growth
                  SA MFS Total Return
                  SunAmerica Dynamic Allocation Portfolio
                  SunAmerica Dynamic Strategy Portfolio
 Check-the-       Invest in the Ultra Short Bond Portfolio
 Box Option 3

SUNAMERICA INCOME PLUS INCOME OPTION WITH CUSTOM ALLOCATION -- BUILD-YOUR-OWN OPTION

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available DCA Fixed Accounts, as follows:


  INVESTMENT       FLEXIBLE      VARIABLE PORTFOLIOS AND/OR DCA FIXED
    GROUP         ALLOCATION                   ACCOUNTS
 A. BOND,       Minimum 20%     Corporate Bond
  CASH          Maximum 90%     Global Bond
  AND DCA                       Government and Quality Bond
  FIXED                         Real Return
  ACCOUNTS                      SA JPMorgan MFS Core Bond
                                Ultra Short Bond Portfolio
                                DCA FIXED ACCOUNTS*
                                DCA 6-Month
                                1-Year DCA
                                2-Year DCA

                                      F-10





  INVESTMENT        FLEXIBLE       VARIABLE PORTFOLIOS AND/OR DCA FIXED
     GROUP         ALLOCATION                    ACCOUNTS
 B. EQUITY**      Minimum 0%     Aggressive Growth
                 Maximum 70%     American Funds Asset Allocation SAST
                                 American Funds Global Growth SAST
                                 American Funds Growth SAST
                                 American Funds Growth-Income SAST
                                 Asset Allocation
                                 Balanced
                                 Blue Chip Growth
                                 Capital Appreciation
                                 "Dogs" of Wall Street
                                 Equity Opportunities
                                 Foreign Value
                                 Franklin Founding Funds Allocation VIP
                                 Fund
                                 Franklin Income VIP Fund
                                 Fundamental Growth
                                 Global Equities
                                 Growth
                                 Growth-Income
                                 High-Yield Bond
                                 International Diversified Equities
                                 International Growth and Income
                                 Invesco American Franchise Fund,
                                 Series II Shares
                                 Invesco Comstock Fund, Series II Shares
                                 Invesco Growth and Income Fund,
                                 Series II Shares
                                 Lord Abbett Growth and Income
                                 Managed Allocation Balanced
                                 Managed Allocation Growth
                                 Managed Allocation Moderate
                                 Managed Allocation Moderate Growth
                                 SA AB Growth
                                 SA Janus Focused Growth
                                 SA Legg Mason BW Large Cap Value
                                 SA MFS Massachusetts Investors Trust
                                 SA MFS Total Return
                                 Small & Mid Cap Value
                                 SunAmerica Dynamic Allocation Portfolio
                                 SunAmerica Dynamic Strategy Portfolio
                                 Telecom Utility
 C. LIMITED       Minimum 0%     Capital Growth
  EQUITY         Maximum 10%     Emerging Markets
                                 Growth Opportunities
                                 Mid-Cap Growth
                                 Natural Resources
                                 Real Estate
                                 Small Company Value
                                 Technology
                                 VCP Managed Asset Allocation SAST
                                 Portfolio


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

**    Not all funds listed in the Equity group invest in equity markets.

If your contract was issued from January 23, 2012 through November 11, 2012, and you elected either the optional Polaris Income Plus or Polaris Income Builder living benefit, the following provisions are applicable to the feature you elected:

Under LIVING BENEFIT DEFINED TERMS, the terms "Eligible Purchase Payments" and "Ineligible Purchase Payments" are defined as follows:


ELIGIBLE PURCHASE PAYMENTS

Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base and Income Credit Base. The calculation of Eligible Purchase Payments does not include Income Credits or the Continuation Contribution, if any. However, the Continuation Contribution, if any, is included in the calculation of Anniversary Values. Total Purchase Payments are limited to $1,500,000 without prior Company approval. We will not accept subsequent Purchase Payments after the 2nd Contract Year.


     FIRST CONTRACT YEAR         SUBSEQUENT CONTRACT YEARS
 100% of Purchase Payments   Purchase Payments received in
 received                    Contract Year 2, capped at 100%
                             of Purchase Payments received in
                             the first Contract Year

EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 in contract year 2 for a grand total maximum of $200,000 of Eligible Purchase Payments. We will not accept subsequent Purchase Payments after the 2nd Contract Year.


INELIGIBLE PURCHASE PAYMENTS

Purchase Payments, or portions thereof, received after the 2nd Contract Year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above. We will not accept subsequent Purchase Payments after the 2nd Contract Year.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE /
PROTECTED INCOME PAYMENT PERCENTAGE:

If your contract was issued between January 23, 2012 and June 17, 2012 and you elected the optional Polaris Income Plus or Polaris Income Builder living benefits, the following provisions are applicable to the feature you elected. All other Polaris Income Plus and Polaris Income Builder provisions discussed in the prospectus above apply to your elected feature except for the following:

Under the question, "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" the income options under Polaris Income Plus and Polaris Income Builder are as follows:


 NUMBER OF COVERED PERSONS          POLARIS             POLARIS
 AND AGE OF COVERED PERSON        INCOME PLUS         INCOME PLUS
    AT FIRST WITHDRAWAL*        INCOME OPTION 1     INCOME OPTION 2
 One Covered Person
 (Age 64 and Younger)          6.0%  /  3.0%**      6.0%  /  3.0%**
 One Covered Person
 (Age 65 and Older)             6.0%  /  4.0%        7.0%  /  3.0%
 Two Covered Persons
 (Age 64 and Younger)         5.5%  /  3.0%***     5.5%  /  3.0%***
 Two Covered Persons
 (Age 65 and Older)             5.5%  /  4.0%        6.5%  /  3.0%



                                      F-11




 NUMBER OF COVERED PERSONS         POLARIS              POLARIS
 AND AGE OF COVERED PERSON       INCOME PLUS       INCOME PLUS WITH
    AT FIRST WITHDRAWAL*       INCOME OPTION 3     CUSTOM ALLOCATION
 One Covered Person
 (Age 64 and Younger)          4.0%  /  4.0%       5.0%  /  3.0%**
 One Covered Person
 (Age 65 and Older)           5.25%  /  5.25%       5.0%  /  4.0%
 Two Covered Persons
 (Age 64 and Younger)          3.5%  /  3.5%       4.5%  /  3.0%***
 Two Covered Persons
 (Age 65 and Older)           4.75%  /  4.75%       4.5%  /  4.0%



 NUMBER OF COVERED PERSONS
 AND AGE OF COVERED PERSON       POLARIS
   AT FIRST WITHDRAWAL*       INCOME BUILDER
 One Covered Person
 (Age 64 and Younger)         4.0%  /  4.0%
 One Covered Person
 (Age 65 and Older)           5.0%  /  5.0%
 Two Covered Persons
 (Age 64 and Younger)         3.5%  /  3.5%
 Two Covered Persons
 (Age 65 and Older)           4.5%  /  4.5%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age of first withdrawal is based on the age of the younger of Two Covered Persons.

** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

*** If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.

If your contract was issued prior to January 23, 2012 and you elected the optional SunAmerica Income Plus or SunAmerica Income Builder living benefits, the following provisions are applicable to the feature you elected. All other SunAmerica Income Plus and SunAmerica Income Builder provisions discussed in the prospectus above under POLARIS INCOME PLUS AND POLARIS INCOME BUILDER apply to your elected feature except for the following:

Under LIVING BENEFIT DEFINED TERMS, the terms "Eligible Purchase Payments" and "Investment Requirements" are defined as follows:


ELIGIBLE PURCHASE PAYMENTS

Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base and Income Credit Base. The calculation of Eligible Purchase Payments does not include Income Credits or the Continuation Contribution, if any. However, the Continuation Contribution, if any, is included in the calculation of Anniversary Values. Total Purchase Payments are limited to $1,500,000 without prior Company approval. We will not accept subsequent Purchase Payments after the 5th contract year.


       FIRST CONTRACT YEAR           SUBSEQUENT CONTRACT YEARS
      100% of Purchase Payments   Purchase Payments received
      Received                    in contract years 2-5, capped
                                  at 200% of Purchase
                                  Payments received in the first
                                  contract year

INVESTMENT REQUIREMENTS

We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account ("Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, (the "Flexible Allocation"), must be allocated by you in accordance with the investment options outlined under "ARE THERE ANY INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" below.

Under the question, "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" the income options under SunAmerica Income Plus and SunAmerica Income Builder are as follows:


SUNAMERICA INCOME PLUS


                             INCOME OPTION 1          INCOME OPTION 2
       NUMBER OF
    COVERED PERSONS        MAXIMUM     PROTECTED     MAXIMUM    PROTECTED
       AND AGE OF          ANNUAL       INCOME       ANNUAL       INCOME
     COVERED PERSON      WITHDRAWAL     PAYMENT    WITHDRAWAL    PAYMENT
  AT FIRST WITHDRAWAL*   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
 One Covered Person
 (Age 64 and Younger)      6.0%        3.0%**        6.0%        3.0%**
 One Covered Person
 (Age 65 and Older)        6.0%         4.0%         7.0%         3.0%
 Two Covered Persons
 (Age 64 and Younger)      5.5%        3.0%***       5.5%        3.0%***
 Two Covered Persons
 (Age 65 and Older)        5.5%         4.0%         6.5%         3.0%

SUNAMERICA INCOME BUILDER


                             INCOME OPTION 1          INCOME OPTION 2
       NUMBER OF
    COVERED PERSONS        MAXIMUM     PROTECTED     MAXIMUM    PROTECTED
       AND AGE OF          ANNUAL       INCOME       ANNUAL       INCOME
     COVERED PERSON      WITHDRAWAL     PAYMENT    WITHDRAWAL    PAYMENT
  AT FIRST WITHDRAWAL*   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
 One Covered Person
 (Age 64 and Younger)      5.5%        3.0%**        5.5%        3.0%**
 One Covered Person
 (Age 65 and Older)        5.5%         4.0%         6.5%         3.0%
 Two Covered Persons
 (Age 64 and Younger)      5.0%        3.0%***       5.0%        3.0%***
 Two Covered Persons
 (Age 65 and Older)        5.0%         4.0%         6.0%         3.0%

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.


                                      F-12



** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

*** If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.

Under the question, "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" the investment requirements under SunAmerica Income Plus or SunAmerica Income Builder are as follows:


Are there investment requirements if I elect SunAmerica Income Plus or SunAmerica Income Builder?

Yes. We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus or SunAmerica Income Builder. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. The remaining 90% of every Purchase Payment and Continuation Contribution, if any (the "Flexible Allocation"), must be allocated by you in accordance with the investment requirements outlined below. As a result, there is a risk that the overall return of 90% of every Purchase Payment and Continuation Contribution may not be as high as the overall return of the entire Purchase Payment and Continuation Contribution invested in the Flexible Allocation.

Your Flexible Allocation must comply with the investment requirements in one of four ways.


FLEXIBLE ALLOCATION -- CHECK-THE-BOX OPTIONS 1-3

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3:


 Option 1     Invest in one of three available Polaris Portfolio Allocator
              Models:
              Model 1, Model 2 or Model 3
              or
              Invest in one of three available 50%-50%
 Option 2     SunAmerica Dynamic Strategy PortfolioioVariable Portfolios:
              Model 1, Model 2 or Model 3
 Option 3     Invest in the Ultra Short Bond Portfolio

FLEXIBLE ALLOCATION -- BUILD-YOUR-OWN OPTION 4

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:


  INVESTMENT       INVESTMENT         VARIABLE PORTFOLIOS
     GROUP        REQUIREMENT        AND/OR FIXED ACCOUNTS
 A. Bond,        Minimum 20%     Corporate Bond
  Cash           Maximum 90%     Global Bond
  and Fixed                      Government and Quality Bond
  Accounts                       Real Return
                                 SA JPMorgan MFS Core Bond
                                 Ultra Short Bond Portfolio
                                 DCA FIXED ACCOUNTS*
                                 6-Month DCA
                                 1-Year DCA
                                 2-Year DCA
                                 FIXED ACCOUNTS
                                 1-Year Fixed (if available)

                                      F-13




  INVESTMENT      INVESTMENT               VARIABLE PORTFOLIOS
    GROUP        REQUIREMENT              AND/OR FIXED ACCOUNTS
 B. Equity       Minimum 0%     Aggressive Growth
                Maximum 70%     American Funds Asset Allocation SAST
                                American Funds Global Growth SAST
                                American Funds Growth SAST
                                American Funds Growth-Income SAST
                                Asset Allocation
                                Balanced
                                Blue Chip Growth
                                Capital Appreciation
                                "Dogs" of Wall Street
                                Equity Opportunities
                                Foreign Value
                                Franklin Founding Funds Allocation VIP
                                Fund
                                Franklin Income VIP Fund
                                Fundamental Growth
                                Global Equities
                                Growth
                                Growth-Income
                                High-Yield Bond
                                International Diversified Equities
                                International Growth and Income
                                Invesco V.I. American Franchise Fund,
                                Series II Shares
                                Invesco V.I. Comstock Fund, Series II
                                Shares
                                Invesco V.I. Growth and Income Fund,
                                Series II Shares
                                Lord Abbett Growth and Income
                                Managed Allocation Balanced
                                Managed Allocation Growth
                                Managed Allocation Moderate
                                Managed Allocation Moderate Growth
                                SA AB Growth
                                SA Legg Mason BW Large Cap Value
                                SA Marsico Focused Growth
                                SA MFS Massachusetts Investors Trust
                                SA MFS Total Return
                                Small & Mid Cap Value
                                SunAmerica Dynamic Allocation Portfolio
                                SunAmerica Dynamic Strategy Portfolio
                                Telecom Utility
 C. Limited      Minimum 0%     Capital Growth
  Equity        Maximum 10%     Emerging Markets
                                Growth Opportunities
                                Mid-Cap Growth
                                Natural Resources
                                Real Estate
                                Small Company Value
                                Technology
                                VCP Managed Asset Allocation SAST
                                Portfolio

* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

10% of your initial Purchase Payment and subsequent Purchase Payment(s) will be allocated to the Secure Value Account and the remaining 90% may be invested in a Portfolio Allocator or Combination model that complies with the investment requirements. Your Portfolio Allocator or Combination model will automatically be rebalanced quarterly if you elect this Living Benefit. You may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends.

Under the question, "WHAT IS THE FEE FOR SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" the fee for SunAmerica Income Plus or SunAmerica Income Builder is as follows:


What is the fee for SunAmerica Income Plus and SunAmerica Income Builder?

The fee for SunAmerica Income Plus and SunAmerica Income Builder is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In New York, Oregon, Texas and Washington, the fee will be deducted pro-rata from Variable Portfolios only. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above. Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

Since the fee rate is assessed against the Income Base, an increase in the Income Base due to the addition of an Income Credit, attaining a higher Anniversary Value or the addition of subsequent Eligible Purchase Payments, will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be


                                      F-14



assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


MARKETLOCK FOR LIFE

MarketLock For Life is no longer available for election. If your contract was issued prior to January 23, 2012 and you elected the MarketLock For Life living benefit, the following provisions apply.


How does MarketLock For Life work?

MarketLock For Life locks in the highest contract anniversary value in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date.

You may elect to extend the Income Base Evaluation Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.


What determines the amount I can receive each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.


ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


         AGE OF THE COVERED PERSON AT               MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE
  At least age 45 but prior to 65th birthday      4% of Income Base
  At least age 65 but prior to 76th birthday      5% of Income Base
              On or after 76th birthday           6% of Income Base

TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:


     AGE OF THE YOUNGER COVERED PERSON OR
         SURVIVING COVERED PERSON AT                MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE
  At least age 45 but prior to 65th birthday      4% of Income Base
  At least age 65 but prior to 76th birthday     4.75% of Income Base
              On or after 76th birthday          5.75% of Income Base

Are there investment requirements if I elect MarketLock For Life?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.


INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations, in one of four ways:


  1    Invest in one of three available Polaris Portfolio Allocator
       Models:
       Model 1, Model 2 or Model 3
       or
       Invest in one of three available 50%-50%
       Combination Models:
       Model 1, Model 2 or Model 3
  2    Invest in one or more of the following Variable Portfolios:
       American Funds Asset Allocation SAST
       Asset Allocation
       Balanced
       Franklin Income VIP Fund
       Managed Allocation Balanced
       Managed Allocation Moderate
       Managed Allocation Moderate Growth
       SA MFS Total Return
       SunAmerica Dynamic Allocation Portfolio
       SunAmerica Dynamic Strategy Portfolio
  3    Invest in the Ultra Short Bond Portfolio
  4    In accordance with the requirements outlined in the table
       below:



  INVESTMENT       INVESTMENT         VARIABLE PORTFOLIOS
     GROUP        REQUIREMENT        AND/OR FIXED ACCOUNTS
 A. Bond,        Minimum 20%     Corporate Bond
  Cash           Maximum 90%     Global Bond
  and Fixed                      Government and Quality Bond
  Accounts                       Real Return
                                 SA JPMorgan MFS Core Bond
                                 Ultra Short Bond Portfolio
                                 DCA FIXED ACCOUNTS*
                                 6-Month DCA
                                 1-Year DCA
                                 2-Year DCA
                                 FIXED ACCOUNTS
                                 1-Year Fixed (if available)

                                      F-15




  INVESTMENT      INVESTMENT               VARIABLE PORTFOLIOS
    GROUP        REQUIREMENT              AND/OR FIXED ACCOUNTS
 B. Equity       Minimum 0%     Aggressive Growth
                Maximum 70%     American Funds Asset Allocation SAST
                                American Funds Global Growth SAST
                                American Funds Growth SAST
                                American Funds Growth-Income SAST
                                Asset Allocation
                                Balanced
                                Blue Chip Growth
                                Capital Appreciation
                                "Dogs" of Wall Street
                                Equity Opportunities
                                Foreign Value
                                Franklin Founding Funds Allocation VIP
                                Fund
                                Franklin Income VIP Fund
                                Fundamental Growth
                                Global Equities
                                Growth
                                Growth-Income
                                High-Yield Bond
                                International Diversified Equities
                                International Growth and Income
                                Invesco V.I. American Franchise Fund,
                                Series II Shares
                                Invesco V.I. Comstock Fund, Series II
                                Shares
                                Invesco V.I. Growth and Income Fund,
                                Series II Shares
                                Lord Abbett Growth and Income
                                Managed Allocation Balanced
                                Managed Allocation Growth
                                Managed Allocation Moderate
                                Managed Allocation Moderate Growth
                                SA AB Growth
                                SA Legg Mason BW Large Cap Value
                                SA Marsico Focused Growth
                                SA MFS Massachusetts Investors Trust
                                SA MFS Total Return
                                Small & Mid Cap Value
                                SunAmerica Dynamic Allocation Portfolio
                                SunAmerica Dynamic Strategy Portfolio
                                Telecom Utility
 C. Limited      Minimum 0%     Capital Growth
  Equity        Maximum 10%     Emerging Markets
                                Growth Opportunities
                                Mid-Cap Growth
                                Natural Resources
                                Real Estate
                                Small Company Value
                                Technology

* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit market volatility. As a result, you may have better or worse investment returns by allocating your investments more aggressively. We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.


Your allocation instructions for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.



REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS.


What are the factors used to calculate MarketLock For Life?

The benefit offered by MarketLock For Life is calculated by considering the factors described below:

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first 5 contract years are taken into consideration in


                                      F-16



determining the Eligible Purchase Payments. We will not accept subsequent Purchase Payments after the 5th contract year.


ELIGIBLE PURCHASE PAYMENTS


     FIRST CONTRACT YEAR             SUBSEQUENT CONTRACT YEARS
 100% of Purchase Payments   Purchase Payments received in contract
 Received                    years 2-5, capped at 100% of Purchase
                             Payments received in the first contract
                             year

SECOND, we consider the INCOME BASE EVALUATION PERIOD. The Income Base Evaluation Period begins on the Effective Date and ends 5 years later. At the end of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and
(2) Eligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS.


How can the Income Base be increased?

On each Benefit Year Anniversary during the Income Base Evaluation Period, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base.

Increases to your Income Base occur on Benefit Year Anniversaries as described above. However, Eligible Purchase Payments can increase your Income Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


What is the fee for MarketLock For Life?

The fee for MarketLock For Life is calculated as a percentage of the Income Base and deducted quarterly from your contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In New York, Oregon, Texas and Washington, the fee will be deducted pro-rata from Variable Portfolios only. The fee depends on whether you elect to cover one life or two lives. The fee is as follows:


        NUMBER OF
     COVERED PERSONS           ANNUAL FEE RATE
 For One Covered Person     0.70% of Income Base
 For Two Covered Persons    0.95% of Income Base

An increase in the Income Base due to an adjustment to a higher Anniversary Value, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.

If your contract value falls to zero before the feature has been terminated, fees will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata charge is calculated by multiplying the fee by the number of days between the date the prior fee was last assessed and the date of surrender divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


What are the effects of withdrawals on MarketLock For Life?

The Maximum Annual Withdrawal Amount and the Income Base may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals. Excess Withdrawals may significantly reduce the value of or terminate the feature.

The impact of withdrawals and the effect on each component of MarketLock For Life are further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals.


                                      F-17



     For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "WHAT ARE THE FACTORS USED TO CALCULATE MARKETLOCK FOR LIFE?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

All withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may impact other provisions of your contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge.


Can I extend the Income Base Evaluation Period beyond 5 years?

After the initial Income Base Evaluation Period, you may elect to extend the Income Base Evaluation Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of each Income Base Evaluation Period you elect to extend, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 30 days prior to the end of each Income Base Evaluation Period. If you elect to extend the feature, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than 30 days after the end of the current Income Base Evaluation Period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are no longer available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year Anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. We also reserve the right to modify MarketLock For Life at the time of extension for existing contracts as indicated above.

ALL REFERENCES TO "LIVING BENEFIT" BELOW REFER TO MARKETLOCK FOR LIFE.


When and how may I elect a Living Benefit?

You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, the Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.


IF YOU ELECT ONE COVERED PERSON:


                              COVERED PERSON
                            MINIMUM     MAXIMUM
                              AGE         AGE
         One Owner            45          80
      Joint Owners(1)         45          80

                                      F-18



IF YOU ELECT TWO COVERED PERSONS:


                               COVERED PERSON #1      COVERED PERSON #2
                              MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                                AGE         AGE         AGE         AGE
       NON-QUALIFIED:
       Joint Owners(2)          45          80          45          85
       NON-QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(3)
         QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(3)

(1)   Based on the age of the older Owner.

(2)   Based on the age of the younger Joint Owner.


(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The Spousal Beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.



If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period, the Continuing Spouse will continue to receive any increases to the Income Base for the duration of the Income Base Evaluation Period, while the contract value is greater than zero. The Continuing Spouse will also be eligible to elect to extend the Income Base Evaluation Period, upon expiration of the applicable period.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.


                                      F-19



What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS in the prospectus); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you; or,

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits. If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


 CANCELLATION REQUEST
       RECEIVED                     CANCELLATION EFFECTIVE DATE
       Years 1-5                   5th Benefit Year Anniversary
      Years 6-10                   10th Benefit Year Anniversary
       Years 10+         Benefit Year Anniversary following the receipt of
                                     the cancellation request

Once cancellation is effective, the guarantees under the Living Benefit are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation. If you cancelled MarketLock For Life, you may not extend the Income Base Evaluation Period.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. After the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Year in which the cancellation occurs, on the Benefit Year Anniversary. Thereafter, the fee will no longer be charged.

If you cancelled MarketLock For Life, the surviving Covered Person may not extend the Income Base Evaluation Period. The surviving Covered Person may no longer re-elect or reinstate the Living Benefit after cancellation.


Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or


     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.


Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


                                      F-20



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


MARKETLOCK INCOME PLUS


When and how may I elect MarketLock Income Plus?

You may have elected MarketLock Income Plus at the time of contract issue (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit.

You may have elected to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock Income Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must have met the age requirement. The age requirement varies depending on the type of contract you purchased and the number of Covered Persons. The tables below provide the age requirement for this feature.


IF YOU ELECTED ONE COVERED PERSON:


                                   COVERED PERSON
                                 MINIMUM     MAXIMUM
                                   AGE       AGE(1)
           ONE OWNER               45          80
   JOINT OWNERS (based on the
     age of the older Owner)       45          80

IF YOU ELECTED TWO COVERED PERSONS:


                               COVERED PERSON #1      COVERED PERSON #2
                              MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                                AGE        AGE(1)       AGE       AGE(1)
       NON-QUALIFIED:
        Joint Owners            45          80          45          85
       NON-QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(2)
         QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(2)

(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


How does MarketLock Income Plus work?

MarketLock Income Plus locks in the greater of two values in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date based on the greater of (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit, as defined below.

You may elect to extend the Income Base Evaluation Period and the Income Credit Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.


Is there an additional guarantee if I do not take withdrawals for 12 years?

Yes, there is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year anniversary. On the 12th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.


What determines the maximum amount of withdrawals I can withdraw each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without decreasing your Income Base or your Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below.


ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


    AGE OF THE COVERED PERSON AT          MAXIMUM ANNUAL
      TIME OF FIRST WITHDRAWAL         WITHDRAWAL PERCENTAGE
        Prior to 65th birthday          4% of Income Base
      On or after 65th birthday         5% of Income Base

TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:


     AGE OF THE YOUNGER COVERED
    PERSON OR SURVIVING COVERED
      PERSON AT TIME OF FIRST             MAXIMUM ANNUAL
             WITHDRAWAL                WITHDRAWAL PERCENTAGE
        Prior to 65th birthday          4% of Income Base
      On or after 65th birthday        4.75% of Income Base

As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from


                                      F-21



this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW.


Are there investment requirements if I elect MarketLock Income Plus?

As long as you have not elected to cancel the feature, you must comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations in one of four ways:

     1.   Invest 100% in the Ultra Short Bond Portfolio; or

     2. Invest 100% in either Polaris Portfolio Allocator Model 1, 2 or 3, or 50%-50% Combination Model 1, 2 or 3; or

     3.   Invest 100% in one or a combination of the following Variable
          Portfolios:
          American Funds Asset Allocation SAST
          Asset Allocation
          Balanced
          Franklin Income VIP Fund
          Managed Allocation Balanced
          Managed Allocation Moderate
          Managed Allocation Moderate Growth
          SA MFS Total Return
          SunAmerica Dynamic Allocation Portfolio; or
          SunAmerica Dynamic Strategy Portfolio

     4.   In accordance with the requirements outlined in the table below:


  INVESTMENT       INVESTMENT                VARIABLE PORTFOLIOS
     GROUP         REQUIREMENT              AND/OR FIXED ACCOUNTS
 A. Bond,         Minimum 30%     Corporate Bond
  Cash           Maximum 100%     Global Bond
  and Fixed                       Government and Quality Bond
  Accounts                        Real Return
                                  SA JPMorgan MFS Core Bond
                                  Ultra Short Bond Portfolio
                                  DCA FIXED ACCOUNTS
                                  6-Month DCA
                                  1-Year DCA
                                  2-Year DCA
                                  FIXED ACCOUNTS
                                  1-Year Fixed (if available)
 B. Equity        Minimum 0%      Aggressive Growth
  Maximum         Maximum 70%     American Fund Asset Allocation SAST
                                  American Funds Global Growth SAST
                                  American Funds Growth SAST
                                  American Funds Growth-Income SAST
                                  Asset Allocation
                                  Balanced
                                  Blue Chip Growth
                                  Capital Appreciation
                                  "Dogs" of Wall Street
                                  Equity Opportunities
                                  Foreign Value
                                  Franklin Founding Funds Allocation VIP
                                  Fund
                                  Franklin Income VIP Fund
                                  Fundamental Growth
                                  Global Equities
                                  Growth
                                  Growth-Income
                                  High-Yield Bond
                                  International Diversified Equities
                                  International Growth and Income
                                  Invesco V.I. American Franchise Fund,
                                  Series II Shares
                                  Invesco V.I. Comstock Fund, Series II
                                  Shares
                                  Invesco V.I. Growth and Income Fund,
                                  Series II Shares
                                  Lord Abbett Growth and Income
                                  Managed Allocation Balanced
                                  Managed Allocation Growth
                                  Managed Allocation Moderate
                                  Managed Allocation Moderate Growth
                                  SA AB Growth
                                  SA Legg Mason BW Large Cap Value
                                  SA Marsico Focused Growth
                                  SA MFS Massachusetts Investors Trust
                                  SA MFS Total Return
                                  Small & Mid Cap Value
                                  SunAmerica Dynamic Allocation Portfolio
                                  SunAmerica Dynamic Strategy Portfolio
                                  Telecom Utility
 C. Limited       Minimum 0%      Capital Growth
  Equity          Maximum 10%     Emerging Markets
                                  Growth Opportunities
                                  Mid-Cap Growth
                                  Natural Resources
                                  Real Estate
                                  Small Company Value
                                  Technology

If we offer additional allocations that comply with investment requirements in the future, we will give you the opportunity to allocate your investments accordingly.

Your allocation instructions accompanying any Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application


                                      F-22



or subsequent Purchase Payment(s) to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any of the following transactions:

     o     any transfer or reallocation you initiate; or

     o     any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or 1-year Fixed Account, if available resulting from your transfer ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations promptly.


How are the components for MarketLock Income Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1.   100% of Purchase Payments received during the first contract year;
          and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. We will not accept subsequent Purchase Payments after the 5th contract year. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Value, as defined below. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, less proportionate adjustments for Excess Withdrawals, as defined below. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment less proportionate adjustments for Excess Withdrawals, as defined below.

SIXTH, we determine the INCOME CREDIT which is an amount equal to 6% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary during an Income Credit Period. If you take withdrawals in a Benefit Year that are in total less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero.


                                      F-23



SEVENTH,we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.

FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.


How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

    (a)        is the cumulative Eligible Purchase Payments; and

    (b) is the current Income Base, increased by the Income Credit, if any; and

    (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during an Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

    (a)        the Income Base calculated based on the maximum Anniversary
               Value; and

    (b)        the current Income Base plus the Income Credit, if any.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than
(a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

INCREASES TO YOUR INCOME BASE AND INCOME CREDIT BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AND INCOME CREDIT BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE DAYS IN WHICH WE CONSIDER THE HIGHEST ANNIVERSARY VALUE WAS HIGHER.

In addition, the Income Base can also be increased to at least the Minimum Income Base on the 12th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 12th Benefit Year anniversary is the greater of
(a) and (b), where:

    (a) is the current Income Base, or if the First and Subsequent Extensions were elected, the Income Base calculated based on the maximum Anniversary Value; and

    (b)        is the Minimum Income Base.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.


What are the effects of withdrawals on MarketLock Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take


                                      F-24



a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base, if applicable. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on certain components of MarketLock Income Plus are further explained below:

INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal. Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit available in subsequent Benefit Years during the Income Credit Period.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK INCOME PLUS CALCULATED?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount.

What is the fee for MarketLock Income Plus?

The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives, as follows:


 NUMBER OF COVERED PERSONS       ANNUALIZED FEE
 For One Covered Person      1.10% of Income Base
 For Two Covered Persons     1.35% of Income Base

The fee will be calculated as a percentage of the Income Base and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect this feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime annuity income payments under this feature.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.


Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?

After the initial Income Base Evaluation Period and initial Income Credit Period, you may elect to extend both the Income Base Evaluation Period and Income Credit Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period, and prior to the end of


                                      F-25



each Income Base Evaluation Period you elect to extend thereafter, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 30 days prior to the end of each evaluation period. If you elect to extend the evaluation period(s), you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current evaluation period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are not available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.


Can I extend the Income Credit Period beyond 10 years?

No. The Income Credit Period may not be extended after the end of the First Extension. However, the Income Base Evaluation Period as described above may be extended.

PLEASE SEE ADDITIONAL INFORMATION ABOUT THE OPTIONAL LIVING BENEFITS BELOW FOR MORE INFORMATION REGARDING MARKETLOCK INCOME PLUS.


MARKETLOCK FOR LIFE PLUS


When and how may I elect MarketLock For Life Plus?

You may have elected MarketLock For Life Plus at the time of contract issue (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit.

You may have elected to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must have met the age requirement. The age requirement varies depending on the type of contract you purchased and the number of Covered Persons. The tables below provide the age requirement for this feature.

IF YOU ELECTED ONE COVERED PERSON:


                                   COVERED PERSON
                                 MINIMUM     MAXIMUM
                                   AGE       AGE(1)
           One Owner               45          80
   JOINT OWNERS (based on the
     age of the older Owner)       45          80

IF YOU ELECTED TWO COVERED PERSONS:


                               COVERED PERSON #1      COVERED PERSON #2
                              MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                                AGE        AGE(1)       AGE       AGE(1)
       NON-QUALIFIED:
        Joint Owners            45          80          45          85
       NON-QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(2)
         QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(2)

(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) Not applicable because feature availability is based on the younger Covered Person. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


How does MarketLock For Life Plus work?

MarketLock For Life Plus locks in the greater of two values in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date based on the greater of (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit, as defined below.

You may elect to extend the Income Base Evaluation Period and the Income Credit Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.


Is there an additional guarantee if I do not take withdrawals for 12 years?

Yes, there is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year anniversary. On the 12th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.


                                      F-26



What determines the maximum amount I can withdraw each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.


ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


         AGE OF THE COVERED PERSON AT               MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE
  At least age 45 but prior to 65th birthday      4% of Income Base
  At least age 65 but prior to 76th birthday      5% of Income Base
              On or after 76th birthday           6% of Income Base

TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:


      AGE OF THE YOUNGER COVERED PERSON
        OR SURVIVING COVERED PERSON AT              MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE
  At least age 45 but prior to 65th birthday      4% of Income Base
  At least age 65 but prior to 76th birthday     4.75% of Income Base
              On or after 76th birthday          5.75% of Income Base

As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" BELOW.


Are there investment requirements if I elect MarketLock For Life Plus?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.


INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations in one of four ways:

     1.   Invest 100% in the Ultra Short Bond Portfolio; or

     2. Invest 100% in either Polaris Portfolio Allocator Model 1, 2 or 3, or 50%-50% Combination Model 1, 2 or 3; or

     3.   Invest 100% in one or a combination of the following Variable
          Portfolios:

          American Funds Asset Allocation SAST
          Asset Allocation
          Balanced
          Franklin Income VIP Fund
          Managed Allocation Balanced
          Managed Allocation Moderate
          Managed Allocation Moderate Growth
          SA MFS Total Return
          SunAmerica Dynamic Allocation Portfolio
          SunAmerica Dynamic Strategy Portfolio; or

     4. Invest in accordance with the requirements outlined in the table below:


  INVESTMENT       INVESTMENT          VARIABLE PORTFOLIOS
     GROUP         REQUIREMENT        AND/OR FIXED ACCOUNTS
 A. Bond,         Minimum 30%     Corporate Bond
  Cash           Maximum 100%     Global Bond
  and Fixed                       Government and Quality Bond
  Accounts                        Real Return
                                  SA JPMorgan MFS Core Bond
                                  Ultra Short Bond Portfolio
                                  DCA FIXED ACCOUNTS
                                  6-Month DCA
                                  1-Year DCA
                                  2-Year DCA
                                  FIXED ACCOUNTS
                                  1-Year Fixed (if available)

                                      F-27




  INVESTMENT      INVESTMENT               VARIABLE PORTFOLIOS
    GROUP        REQUIREMENT              AND/OR FIXED ACCOUNTS
 B. Equity       Minimum 0%     Aggressive Growth
  Maximum       Maximum 70%     American Fund Asset Allocation SAST
                                American Funds Global Growth SAST
                                American Funds Growth SAST
                                American Funds Growth-Income SAST
                                Asset Allocation
                                Balanced
                                Blue Chip Growth
                                Capital Appreciation
                                "Dogs" of Wall Street
                                Equity Opportunities
                                Foreign Value
                                Franklin Founding Funds Allocation VIP
                                Fund
                                Franklin Income VIP Fund
                                Fundamental Growth
                                Global Equities
                                Growth
                                Growth-Income
                                High-Yield Bond
                                International Diversified Equities
                                International Growth and Income
                                Invesco V.I. American Franchise Fund,
                                Series II Shares
                                Invesco V.I. Comstock Fund, Series II
                                Shares
                                Invesco V.I. Growth and Income Fund,
                                Series II Shares
                                Lord Abbett Growth and Income
                                Managed Allocation Balanced
                                Managed Allocation Growth
                                Managed Allocation Moderate
                                Managed Allocation Moderate Growth
                                SA AB Growth
                                SA Legg Mason BW Large Cap Value
                                SA Marsico Focused Growth
                                SA MFS Massachusetts Investors Trust
                                SA MFS Total Return
                                Small & Mid Cap Value
                                SunAmerica Dynamic Allocation Portfolio
                                SunAmerica Dynamic Strategy Portfolio
                                Telecom Utility
 C. Limited      Minimum 0%     Capital Growth
  Equity        Maximum 10%     Emerging Markets
                                Growth Opportunities
                                Mid-Cap Growth
                                Natural Resources
                                Real Estate
                                Small Company Value
                                Technology

Your allocation instructions accompanying any Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, listed above, in order for your application or subsequent Purchase Payment to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing, because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions, after any of the following transactions:

     o     any transfer or reallocation you initiate; or

     o     any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or 1-year Fixed Account, if available resulting from your transfer ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements promptly.


How are the components for MarketLock For Life Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1.   100% of Purchase Payments received during the first contract year;
          and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. We will not accept subsequent Purchase Payments after the 5th contract year. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Value as defined below. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the


                                      F-28



initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, less proportionate adjustments for Excess Withdrawals, as defined below. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment less proportionate adjustments for Excess Withdrawals, as defined below.

SIXTH, we determine the INCOME CREDIT which is an amount equal to 6% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary during an Income Credit Period. If you take withdrawals in a Benefit Year that are in total less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.

FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

    (a)        is the cumulative Eligible Purchase Payments; and

    (b) is the current Income Base, increased by the Income Credit, if any; and

    (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during an Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

    (a)        the Income Base calculated based on the maximum Anniversary
               Value; and

    (b)        the current Income Base plus the Income Credit, if any.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than
(a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

INCREASES TO YOUR INCOME BASE AND INCOME CREDIT BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AND INCOME CREDIT BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE DAYS IN WHICH WE CONSIDER THE HIGHEST ANNIVERSARY VALUE WAS HIGHER.

In addition, the Income Base can also be increased to at least the Minimum Income Base on the 12th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 12th Benefit Year anniversary is the greater of
(a) and (b), where:

    (a) is the current Income Base, or if the First and Subsequent Extensions were elected, the Income Base calculated based on the maximum Anniversary Value; and

    (b)        is the Minimum Income Base.

The Income Base and Income Credit Base, if applicable are increased each time subsequent Eligible Purchase Payments


                                      F-29



are made, and decreased each time an Excess Withdrawal is taken in the same proportion by which the contract value is reduced by the Excess Withdrawal. Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base. The Income Base and Income Credit Base are not used in the calculation of the contract value or any other benefits under the contract.


What is the fee for MarketLock For Life Plus?

The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives.


 NUMBER OF COVERED PERSONS       ANNUALIZED FEE
 For One Covered Person      0.95% of Income Base
 For Two Covered Persons     1.25% of Income Base

The fee will be calculated as a percentage of the Income Base and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.


What are the effects of withdrawals on MarketLock For Life Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on each component of MarketLock For Life Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit available in subsequent Benefit Years during the Income Credit Period.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE PLUS CALCULATED?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount.


Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?

After the initial Income Base Evaluation Period and initial Income Credit Period, you may elect to extend both the Income Base Evaluation Period and Income Credit Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or


                                      F-30



younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period, and prior to the end of each Income Base Evaluation Period you elect to extend thereafter, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 30 days prior to the end of each evaluation period. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current evaluation period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are not available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.


Can I extend the Income Credit Period beyond 10 years?

No. The Income Credit Period may not be extended after the end of the First Extension. However, the Income Base Evaluation Period as described above may be extended.


ADDITIONAL INFORMATION ABOUT THE OPTIONAL LIVING BENEFIT PROVISIONS

The following provides additional information applicable to MarketLock Income Plus and MarketLock For Life Plus.

What happens if the contract value is reduced to zero while my Living Benefit is still in effect?

All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of the Living Benefit over the lifetime of the Covered Person(s); however, the Income Base is no longer eligible to be increased.

However, if at any time an Excess Withdrawal reduces your contract value to zero, no further benefits will remain under the Living Benefit and your contract along with the Living Benefit will terminate. For MarketLock Income Plus and MarketLock For Life Plus, an Income Credit is not available if the contract value is reduced to zero, even if a Living Benefit remains payable.

If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining Living Benefit, you must select one of the following:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

If you do not select an option above, the remaining Living Benefit will be paid as the current Maximum Annual Withdrawal Amount based on the Maximum Annual Withdrawal Percentage applicable to the Living Benefit divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the Living Benefit in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


What happens to my Living Benefit upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates the Living Benefit and the contract; or


                                      F-31



     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period, if applicable.

If you have elected MarketLock Income Plus or MarketLock For Life Plus, the Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 12 Benefit Years following the Effective Date. PLEASE SEE "IS THERE AN ADDITIONAL GUARANTEE IF I DO NOT TAKE WITHDRAWALS FOR 12 YEARS?"

In addition, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, upon the expiration of the applicable period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" IF YOU HAVE ELECTED MARKETLOCK INCOME PLUS OR MARKETLOCK FOR LIFE PLUS.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1.   Annuitize the contract value under the contract's annuity provisions;
          or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3.   Any option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS in the prospectus. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.


Can I elect to cancel my Living Benefit?

The Living Benefit may be cancelled by you on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once you elect to cancel the Living Benefit, you will no longer be charged a fee after the cancellation is effective and the guarantees under the Living Benefit are terminated. In addition, the investment requirements for Living Benefit will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and you may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary following the death of the first Covered Person. Once the surviving Covered Person elects to cancel the feature, the fee will no longer be charged and the guarantees under the Living Benefit will be terminated. In addition, the investment requirements for the Living Benefit will no longer apply to the contract. The surviving Covered Person may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and may no longer re-elect or reinstate the Living Benefit after cancellation.


Are there circumstances under which my Living Benefit will automatically terminate?

The Living Benefit automatically terminates upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

                                      F-32

     3.   A death benefit is paid and the contract is terminated; or

     4.   Excess Withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for the remaining Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT FEATURE? ABOVE."

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AS INDICATED ABOVE. WE ALSO RESERVE THE RIGHT TO MODIFY THE LIVING BENEFITS AT THE TIME OF EXTENSION FOR EXISTING CONTRACTS AS INDICATED ABOVE.


                                      F-33

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--------------------------------------------------------------------------------
APPENDIX G - DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR
                  CONTRACTS ISSUED PRIOR TO JANUARY 23, 2012
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The Combination HV & Roll-Up death benefit is no longer available for election. If your contract was issued prior to January 23, 2012 and you elected the optional Combination HV & Roll-Up death benefit, the following provisions are applicable to the benefit you elected.


OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT

If you elected the Combination HV & Roll-Up death benefit, you may not elect any available Fixed Account and you cannot change the election thereafter at any time. The fee for the optional Combination HV & Roll-Up death benefit is 0.65% of the average daily net asset value allocated to the Variable Portfolios. You may pay for this optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Combination HV & Roll-Up death benefit may only have been elected prior to your 76th birthday at contract issue. It was not available for election in New York and Washington.

The death benefit is the greatest of:

     1.   Contract value; or

     2. The Maximum anniversary value on any contract anniversary prior to the earlier of your 85th birthday or date of death, plus Purchase Payments received since that anniversary and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary; or

     3. Net Purchase Payments received prior to your 80th birthday accumulated at 5% through the earliest of:

          a.  15 years after the contract date; or

          b.  The day before your 80th birthday; or

          c.  The date of death,

          adjusted for Net Purchase Payments received after the timeframes outlined in (a)-(c). Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.


COMBINATION HV & ROLL-UP DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

If the original Owner elected the optional Combination HV& Roll-Up Death Benefit and the Continuing Spouse continues the contract on the Continuation Date before their 85th birthday and does not terminate this optional death benefit, the death benefit will be the greatest of:

     1.   Contract value; or

     2. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 85th birthday or date of death, plus any Continuation Purchase Payments received since that anniversary and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary after the Continuation Date; or

     3. Continuation Net Purchase Payments received prior to the Continuing Spouse's 80th birthday accumulated at 5% through the earliest of:

          a.  15 years after the contract date; or

          b.  The day before the Continuing Spouse's 80th birthday; or

          c.  The Continuing Spouse's date of death,

          adjusted for Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c). Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.

If the Continuing Spouse is age 85 or older on the Continuation Date, the death benefit is equal to contract value and the optional Combination HV & Roll-Up Death Benefit fee will no longer be deducted.

If the Continuing Spouse terminates the Combination HV & Roll-Up death benefit on the Continuation Date, the standard death benefit for the Continuing Spouse applies upon his/her death and the fee for the Combination HV & Roll-Up death benefit no longer applies.

If you elected the optional Maximum Anniversary Value death benefit after June 20, 2011, please see OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT in the prospectus for details. If the original Owner of the contract elected the optional Maximum Anniversary Value death benefit after June 20, 2011, please see OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT in APPENDIX B -- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION in the prospectus for details.


DEATH BENEFIT DEFINED TERMS

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

THE FOLLOWING IS THE DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND JUNE 19, 2011.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The Maximum Anniversary Value death benefit can only be elected prior to your 83rd birthday.


                                      G-1



THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, adjusted for any Net Purchase Payments since that anniversary. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Purchase Payments reduced by any Withdrawal Adjustment; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, reduced by any Withdrawal Adjustment since that contract anniversary. The anniversary value for any year is equal to the contract value on the applicable anniversary.

THE FOLLOWING IS THE DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND JUNE 19, 2011.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH WITHOUT ELECTION OF A LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

     a.   Contract value; or

     b.   Continuation Net Purchase Payments; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, adjusted for any Continuation Net Purchase Payments received since that anniversary. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH WITH ELECTION OF A LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

     a.   Contract value; or

     b. Continuation Purchase Payments reduced by any Withdrawal Adjustment after the Continuation Date; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, reduced by any Withdrawal Adjustment since that anniversary. The anniversary value for any year is equal to the contract value on the applicable contract anniversary after the Continuation Date.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING IS THE DESCRIPTION OF THE STANDARD DEATH BENEFIT FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND APRIL 30, 2010.


STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments

If you contract was issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:

     1.   Contract value; or

     2.   The lesser of:

          a.  Net Purchase Payments; or

          b.  125% of Contract value.

                                      G-2



STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.   Contract value; or

     2. Purchase Payments received prior to the first contract anniversary reduced by any Withdrawal Adjustment.

If you contract was issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:

     1.   Contract value; or

     2.   The lesser of:

          a. Net Purchase Payments received prior to the first contract anniversary; or

          b.  125% of Contract value.

THE FOLLOWING IS A DESCRIPTION OF THE STANDARD DEATH BENEFIT FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND APRIL 30, 2010.


STANDARD DEATH BENEFIT PAYABLE UPON A CONTINUING SPOUSE'S DEATH WITHOUT ELECTION OF A LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the standard death benefit will be the greater of:

     1.   Contract value; or

     2.   Continuation Net Purchase Payments

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:

     1.   Contract value; or

     2.   The lesser of:

          a.  Continuation Net Purchase Payments; or

          b.  125% of Contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.


STANDARD DEATH BENEFIT PAYABLE UPON A CONTINUING SPOUSE'S DEATH WITH ELECTION OF A LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the standard death benefit will be the greater of:

     1.   Contract value; or

     2. Continuation Purchase Payments received prior to the first contract anniversary reduced by any Withdrawal Adjustment after the Continuation Date.


If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:

     1.   Contract value; or

     2.   The lesser of:

          a. Continuation Net Purchase Payments received prior to the first contract anniversary; or

          b.  125% of Contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.


                                      G-3

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--------------------------------------------------------------------------------
      APPENDIX H - WITHDRAWAL CHARGE SCHEDULE, FREE WITHDRAWAL AMOUNT AND

      CONTRACT MAINTENANCE FEE FOR CONTRACTS ISSUED PRIOR TO JULY 18, 2011
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE FOLLOWING IS THE WITHDRAWAL CHARGE SCHEDULE IF YOU PURCHASED YOUR CONTRACT PRIOR TO JULY 18, 2011.


WITHDRAWAL CHARGE SCHEDULE FOR CONTRACTS ISSUED PRIOR TO JULY 18, 2011:


 YEARS SINCE PURCHASE
 PAYMENT RECEIPT           1       2       3       4       5       6       7   8+
 WITHDRAWAL CHARGE         7%      6%      6%      5%      4%      3%      2%  0%

THE FOLLOWING IS THE FREE WITHDRAWAL AMOUNT IF YOU PURCHASED YOUR CONTRACT PRIOR TO JULY 18, 2011.


FREE WITHDRAWAL AMOUNT

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and "total invested amount."

Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     o Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     o Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.

When you make a withdrawal, we deduct it from penalty-free earnings first, any remaining penalty-free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.

If you elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, during the first contract year, your free withdrawal amount is the greatest of:

     (1)    your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or

     (3) the Maximum Annual Withdrawal Amount allowed under the living benefit you elected.

If you elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, after the first contract year, your free withdrawal amount is the greatest of (1), (2) or (3) plus any portion of your total invested amount no longer subject to a withdrawal charge:

     (1)    your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge; or

     (3) the Maximum Annual Withdrawal Amount allowed under the living benefit you elected.

If you do not elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, the provisions below describe your free withdrawal amount.

During the first contract year, your free withdrawal amount is the greater of:

     (1)    your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or

After the first contract year, your free withdrawal amount is the greater of
(1) or (2) plus any portion of your total invested amount no longer subject to a withdrawal charge:

     (1)    your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge.

Amounts withdrawn free of a withdrawal charge under the 10% provision do not reduce the amount you invested for purposes of calculating the withdrawal charge and penalty-free earnings. As a result, if you surrender your contract in the future and withdrawal charges are still applicable, any previous free withdrawals under the 10% provision would then be subject to applicable withdrawal charges. We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.


CONTRACT MAINTENANCE FEE

If you purchased your contract prior to June 20, 2011, the contract maintenance fee is $35 ($30 in New Mexico and North Dakota) and the fee may be waived if the contract value is $50,000 or more.


                                      H-1



         Please forward a copy (without charge) of the Polaris Platinum III Variable Annuity Statement of
                                            Additional Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: Issuing Company -----------------------------------------------------

 Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

                          [POLARIS PLATINUM III LOGO]
                                   PROSPECTUS


                               DECEMBER 19, 2016

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

             in all states except in New York where it is issued by

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                               in connection with

                           VARIABLE SEPARATE ACCOUNT

                                      and

                          FS VARIABLE SEPARATE ACCOUNT

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated December 19, 2016. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



UNDERLYING FUNDS:                                  MANAGED BY:
  Aggressive Growth                                Wells Capital Management Incorporated
  American Funds Asset Allocation SAST             Capital Research and Management Company(1)
  American Funds Global Growth SAST                Capital Research and Management Company(1)
  American Funds Growth SAST                       Capital Research and Management Company(1)
  American Funds Growth-Income SAST                Capital Research and Management Company(1)
  Asset Allocation                                 Edge Asset Management, Inc.
  Asset Allocation: Diversified Growth(2)          Putnam Investment Management, LLC
  Balanced                                         J.P. Morgan Investment Management Inc.
  Blue Chip Growth                                 Massachusetts Financial Services Company
  Capital Appreciation                             Wellington Management Company LLP
  Capital Growth                                   The Boston Company Asset Management, LLC
  Corporate Bond                                   Federated Investment Management Company
  "Dogs" of Wall Street                            SunAmerica Asset Management, LLC
  Emerging Markets                                 J.P. Morgan Investment Management Inc.
  Equity Opportunities                             OppenheimerFunds, Inc.
  Foreign Value                                    Templeton Investment Counsel, LLC
  Franklin Founding Funds Allocation VIP Fund      Franklin Templeton Services, LLC
  Franklin Income VIP Fund                         Franklin Advisers, Inc.
  Fundamental Growth                               Wells Capital Management Incorporated
  Global Bond                                      Goldman Sachs Asset Management International
  Global Equities                                  J.P. Morgan Investment Management Inc.
  Goldman Sachs VIT Government Money Market Fund   Goldman Sachs Asset Management, L.P.
  Government and Quality Bond                      Wellington Management Company LLP
  Growth                                           Wellington Management Company LLP
  Growth-Income                                    J.P. Morgan Investment Management Inc.
  Growth Opportunities                             Invesco Advisers, Inc.


(Underlying Funds continued on next page)



UNDERLYING FUNDS:                                          MANAGED BY:
  High-Yield Bond                                          PineBridge Investments LLC
  International Diversified Equities                       Morgan Stanley Investment Management Inc.
  International Growth and Income                          Putnam Investment Management, LLC
  Invesco V.I. American Franchise Fund, Series II Shares   Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund, Series II Shares             Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund, Series II Shares    Invesco Advisers, Inc.
  Lord Abbett Growth and Income                            Lord, Abbett & Co. LLC
  Managed Allocation Balanced                              SunAmerica Asset Management, LLC
  Managed Allocation Growth                                SunAmerica Asset Management, LLC
  Managed Allocation Moderate                              SunAmerica Asset Management, LLC
  Managed Allocation Moderate Growth                       SunAmerica Asset Management, LLC
  Mid-Cap Growth                                           J.P. Morgan Investment Management Inc.
  Natural Resources                                        Wellington Management Company LLP
  Real Estate                                              FIAM LLC
  Real Return                                              Wellington Management Company LLP
  SA AB Growth                                             AllianceBernstein L.P.
  SA BlackRock Multi-Asset Income                          BlackRock Investment Management, LLC
  SA BlackRock VCP Global Multi Asset Portfolio            BlackRock Investment Management, LLC
  SA Index Allocation 90/10 Portfolio(3)                   SunAmerica Asset Management, LLC
  SA Index Allocation 80/20 Portfolio(3)                   SunAmerica Asset Management, LLC
  SA Index Allocation 60/40 Portfolio(3)                   SunAmerica Asset Management, LLC
  SA Janus Focused Growth(4)                               Janus Capital Management, LLC(4)
  SA JPMorgan MFS Core Bond                                J.P. Morgan Investment Management Inc. and Massachusetts
                                                           Financial Services Company
  SA Legg Mason BW Large Cap Value                         Brandywine Global Investment Management, LLC
  SA MFS Massachusetts Investors Trust                     Massachusetts Financial Services Company
  SA MFS Total Return                                      Massachusetts Financial Services Company
  SA Schroders VCP Global Allocation Portfolio             Schroder Investment Management North America Inc.
  SA T. Rowe Price VCP Balanced Portfolio                  T. Rowe Price Associates, Inc.
  Small & Mid Cap Value                                    AllianceBernstein L.P.
  Small Company Value                                      Franklin Advisory Services, LLC
  Strategic Multi-Asset(2)                                 Wellington Management Company LLP
  SunAmerica Dynamic Allocation Portfolio                  SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SunAmerica Dynamic Strategy Portfolio                    SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  Technology                                               Columbia Management Investment Advisers, LLC
  Telecom Utility                                          Massachusetts Financial Services Company
  Ultra Short Bond Portfolio                               Dimensional Fund Advisors LP
  VCP Managed Asset Allocation SAST Portfolio              Capital Research and Management Company(1)
  VCP Total Return Balanced Portfolio                      Pacific Investment Management Company LLC
  VCP Value Portfolio                                      Invesco Advisers, Inc.



1 Capital Research and Management Company manages the corresponding Master Fund
  (defined under GLOSSARY below) in which the Underlying Fund invests. The investment advisor of the Feeder Funds is SAAMCo.



2 On September 26, 2016, the following portfolios are available for investment:
  Asset Allocation: Diversified Growth managed by Putnam Investment
  Management, LLC and Strategic Multi-Asset managed by Wellington Management Company LLP.



3 On or about February 6, 2017, the following portfolios managed by SunAmerica
  Asset Management, LLC are available for investment: SA Index Allocation 90/10 Portfolio, SA Index Allocation 80/20 Portfolio and SA Index Allocation 60/40 Portfolio.



4 On June 30, 2016, the SunAmerica Series Trust "SA Marsico Focused Growth
  Portfolio" changed its name to "SA Janus Focused Growth Portfolio," and its investment manager changed from "Marsico Capital Management, LLC" to "Janus Capital Management, LLC."



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                               TABLE OF CONTENTS
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GLOSSARY....................................................   4
HIGHLIGHTS..................................................   5
FEE TABLE...................................................   7
      Maximum Owner Transaction Expenses....................   7
      Contract Maintenance Fee..............................   7
      Separate Account Charges..............................   7
      Additional Optional Feature Fees......................   7
        Optional Polaris Income Plus, Polaris Income
           Builder and Polaris Income Plus Daily Fee........   7
      Total Annual Portfolio Operating Expenses.............   7
MAXIMUM AND MINIMUM EXPENSE EXAMPLES........................   9
THE POLARIS PLATINUM III
  VARIABLE ANNUITY..........................................  10
PURCHASING A POLARIS PLATINUM III
  VARIABLE ANNUITY..........................................  10
      Allocation of Purchase Payments.......................  11
      Accumulation Units....................................  12
      Free Look.............................................  12
      Exchange Offers.......................................  13
      Important Information for Military Servicemembers.....  13
INVESTMENT OPTIONS..........................................  13
      Variable Portfolios...................................  13
        AIM Variable Insurance Funds (Invesco Variable
           Insurance Funds).................................  14
        Franklin Templeton Variable Insurance Products
           Trust............................................  14
        Goldman Sachs Variable Insurance Trust..............  14
        Lord Abbett Series Fund, Inc........................  14
        Anchor Series Trust.................................  14
        Seasons Series Trust................................  14
        SunAmerica Series Trust.............................  14
      Substitution, Addition or Deletion of Variable
        Portfolios..........................................  18
      Fixed Accounts........................................  18
      Dollar Cost Averaging Fixed Accounts..................  18
      Dollar Cost Averaging Program.........................  19
      Polaris Portfolio Allocator Program...................  19
      50%-50% Combination Model Program.....................  21
      Transfers During the Accumulation Phase...............  23
      Automatic Asset Rebalancing Program...................  25
      Voting Rights.........................................  26
ACCESS TO YOUR MONEY........................................  26
      Free Withdrawal Amount................................  26
      Systematic Withdrawal Program.........................  27
      Nursing Home Waiver...................................  28
      Minimum Contract Value................................  28
      Qualified Contract Owners.............................  28
OPTIONAL LIVING BENEFITS....................................  28
      Polaris Income Plus, Polaris Income Builder and
        Polaris Income Plus Daily...........................  30
ADDITIONAL IMPORTANT INFORMATION
  APPLICABLE TO ALL OPTIONAL LIVING BENEFITS................  40
DEATH BENEFITS..............................................  43
      Beneficiary Continuation Programs.....................  44
      Death Benefit Defined Terms...........................  45
      Death Benefit Options.................................  46
      Standard Death Benefit................................  46
      Optional Maximum Anniversary Value Death Benefit......  46
      Spousal Continuation..................................  46
EXPENSES....................................................  47
      Separate Account Charges..............................  47
      Withdrawal Charges....................................  47
      Underlying Fund Expenses..............................  48
      Contract Maintenance Fee..............................  48
      Transfer Fee..........................................  48
      Optional Living Benefit Fees..........................  48
      Optional Polaris Income Plus, Polaris Income Builder
        and Polaris Income Plus Daily Living Benefit Fee....  49
      Optional Maximum Anniversary Value Death Benefit
        Fee.................................................  49


      Premium Tax...........................................  49
      Income Taxes..........................................  49
      Reduction or Elimination of Fees, Expenses and
        Additional Amounts Credited.........................  49
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF
  THE CONTRACT..............................................  49
ANNUITY INCOME OPTIONS......................................  51
      The Income Phase......................................  51
      Annuity Income Options................................  51
      Fixed or Variable Annuity Income Payments.............  52
      Annuity Income Payments...............................  52
      Transfers During the Income Phase.....................  53
      Deferment of Payments.................................  53
TAXES.......................................................  53
      Annuity Contracts in General..........................  53
      Tax Treatment of Distributions - Non-Qualified
        Contracts...........................................  54
      Tax Treatment of Distributions - Qualified Contracts..  54
      Required Minimum Distributions........................  55
      Tax Treatment of Death Benefits.......................  56
      Tax Treatment of Optional Living Benefits.............  56
      Contracts Owned by a Trust or Corporation.............  56
      Foreign Account Tax Compliance ("FATCA")..............  56
      Other Withholding Tax.................................  57
      Gifts, Pledges and/or Assignments of a Contract.......  57
      Diversification and Investor Control..................  57
OTHER INFORMATION...........................................  57
      The Distributor.......................................  57
      The Company...........................................  57
      The Separate Account..................................  58
      The General Account...................................  59
      Financial Statements..................................  59
      Administration........................................  59
      Legal Proceedings.....................................  60
      Registration Statements...............................  60
CONTENTS OF STATEMENT OF ADDITIONAL
  INFORMATION...............................................  60
APPENDIX A - CONDENSED FINANCIAL INFORMATION................ A-1
APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.............................................. B-1
APPENDIX C - FORMULA AND EXAMPLES OF
  CALCULATIONS OF THE POLARIS INCOME PLUS,
  POLARIS INCOME BUILDER AND POLARIS INCOME
  PLUS DAILY FEE............................................ C-1
APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES.............. D-1
APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY............................................... E-1



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                                    GLOSSARY
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FEEDER FUNDS - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: American Funds Global Growth SAST, American Funds Growth SAST, American Funds Growth-Income SAST, American Funds Asset Allocation SAST, and VCP Managed Asset Allocation SAST Variable Portfolios.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first NYSE business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange.


OWNER - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.


PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


PURCHASE PAYMENTS LIMIT - $1,500,000.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of certain living benefits, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust, and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       4

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                                   HIGHLIGHTS
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The Polaris Platinum III Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.


FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.


EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges which equal 1.30% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect certain optional features, we may charge additional fees. Your contract provides for a free withdrawal amount each year. A separate withdrawal charge schedule applies to each Purchase Payment. After a Purchase Payment has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE THE FEE TABLE, PURCHASING A POLARIS PLATINUM III VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing an optional living benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.


You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.


DEATH BENEFIT: A standard death benefit is available and in addition, an optional death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


                                       5


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.


IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISORS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


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                                   FEE TABLE
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THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES


MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each Purchase Payment)(1)..... 8%

TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.


PREMIUM TAX(2)..... 3.5%

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE(3)..... $50


SEPARATE ACCOUNT CHARGES

(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Separate Account Charge(4)...................... 1.30%
  Optional Maximum Anniversary Value Death
     Benefit Fee.................................. 0.25%
                                                   ----
     Maximum Separate Account Annual Expenses..... 1.55%
                                                   ====


ADDITIONAL OPTIONAL FEATURE FEES

You may elect one of the following optional living benefits, Polaris Income Plus, Polaris Income Builder or Polaris Income Plus Daily below, each of which are guaranteed minimum withdrawal benefits:


OPTIONAL POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE
(calculated as a percentage of the Income Base)(5)


                                                   MAXIMUM
                                INITIAL ANNUAL     ANNUAL
NUMBER OF COVERED PERSONS         FEE RATE(6)    FEE RATE(6)
------------------------------ ---------------- ------------
  For One Covered Person......      1.10%          2.20%
  For Two Covered Persons.....      1.35%          2.70%

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(AS OF DECEMBER 31, 2015)

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(7)   MAXIMUM(7)
-------------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses and
12b-1 fees, if applicable)..................    0.55%        2.20%


FOOTNOTES TO THE FEE TABLE:

 1 Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:


YEARS SINCE RECEIPT:.....   1    2    3    4    5    6    7   8+
                          8%   7%   6%   5%   4%   3%   2%   0%

     Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL AMOUNT BELOW.

 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more.

 4 If you do not elect any optional features, your total separate account annual expenses would be 1.30%. If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.

 5 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below.


                                       7

 6 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE.

 Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SA BlackRock VCP Global Multi Asset Portfolio, SA Schroders VCP Global Allocation Portfolio, SA
 T. Rowe Price VCP Balanced Portfolio, SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio, VCP Managed Asset Allocation SAST Portfolio, VCP Total Return Balanced Portfolio or VCP Value Portfolio. Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased due to VIX indexing and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Conversely, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.


                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.25%
   Two Covered Persons           0.60%            (+or-)0.25%

   * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).

 7 The maximum expense is for an Underlying Fund of Anchor Series Trust, as of its fiscal year ended December 31, 2015. There is a contractual agreement with Anchor Series Trust under which it will waive 1.03% of its fee and the fee is 1.17% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.17%. The contractual agreement with Anchor Series Trust will continue until at least April 30, 2017 and may not be terminated prior to that date without the approval of the Anchor Series Trust Board of Trustees. The minimum expense is for an Underlying Fund of Goldman Sachs BAD CHARACTERVariable Insurance Trust as of its fiscal year ended December 31, 2015.


                                       8

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.


The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.




MAXIMUM EXPENSE EXAMPLES
(assuming separate account annual expenses of 1.55% (including the optional Maximum Anniversary Value death benefit), the optional Polaris Income Plus feature (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.70% for remaining years) and investment in an Underlying Fund with total expenses of 2.20%*)

(1)   If you surrender your contract at the end of the applicable time period:


   1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------   ---------   ---------   ---------
  $1,236      $2,393      $3,434      $5,976

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $436     $1,793      $3,034      $5,976


MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.30%, no election of optional features and investment in an Underlying Fund with total expenses of 0.55%)





(1)   If you surrender your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $993     $1,197      $1,426      $2,222

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $193     $597        $1,026      $2,222


EXPLANATION OF EXPENSE EXAMPLES



1. The Maximum Expense Examples reflect the highest possible combination of charges. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $75,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the Polaris Income Plus fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year.

4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

* The 1 year Maximum Expense Example reflect the Anchor Series Trust 1.03% fee waiver.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.


                                       9

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                            THE POLARIS PLATINUM III

                                VARIABLE ANNUITY
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When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     o Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     o Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     o Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     o Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation Phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

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                       PURCHASING A POLARIS PLATINUM III

                                VARIABLE ANNUITY
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An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.


                                                               MINIMUM
                                                 MINIMUM      AUTOMATIC
                           MINIMUM INITIAL     SUBSEQUENT     SUBSEQUENT
                               PURCHASE         PURCHASE       PURCHASE
                               PAYMENT*          PAYMENT       PAYMENT
        Qualified         $ 4,000             $500           $100
      Non-Qualified       $10,000             $500           $100

* If you purchased your contract through certain broker-dealers, the minimum initial Purchase Payment may be higher than the amounts shown in this table.


Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100 if you have not elected a Living Benefit feature. We will not accept subsequent Purchase Payments from contract Owners age 86 or older. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary. For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval. The terms creating any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.



                                       10



NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.


At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities.


Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


MAXIMUM ISSUE AGE


We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract Owners age 86 or older. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR SPECIFIC INFORMATION.



TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


JOINT OWNERSHIP

We allow this contract to be jointly owned by spouses (as determined for federal tax law purposes). The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. There are also states that require us to issue the contract to non-spousal joint Owners. However, non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract. Therefore, the ability of such non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.


                                       11



An initial Purchase Payment will be priced within two NYSE business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Centers at the following addresses:

American General Life Insurance Company
Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330

US Life (New York contracts only)
Annuity Service Center
P.O. Box 100357
Pasadena, CA 91189-0357

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

American General Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

US Life (New York contracts only)
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.


ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next NYSE business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We determine the value of each Accumulation Unit at the close of the NYSE every NYSE business day, by multiplying the Accumulation Unit value for the immediately preceding NYSE business day by a factor for the current NYSE business day. The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must


                                       12



mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.


If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.


If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in a money market or similar portfolio during the free look period. If we place your money in a money market or similar portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS


The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts we offer.


The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor's or subadvisor's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract owners.


Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or Master-Feeder Funds, as defined below. Fund-of-Funds and Master-Feeder Funds require you to pay fees and expenses at both fund levels. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds held in the Fund-of-Funds structure. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.



                                       13



Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds' overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. These risk management techniques help us to manage our financial exposure in connection with certain guaranteed benefits and could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.


You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Underlying Funds you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports. Please consult your independent financial representative regarding which of these Variable Portfolios are appropriate for your risk structure.


The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund. The Underlying Funds along with their respective advisors are listed below.



     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES


     Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").



     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES


     Franklin Advisers, Inc. is the investment advisor to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Founding Funds Allocation VIP Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment advisor.



     GOLDMAN SACHS VARIABLE INSURANCE TRUST -- CLASS SERVICE SHARES


     Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust ("GST").



     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES


     Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. ("LASF").



     SAAMCO MANAGED TRUSTS


     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for the Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.



     ANCHOR SERIES TRUST -- CLASS 3 SHARES


     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").



     SEASONS SERIES TRUST -- CLASS 3 SHARES


     SAAMCo is the investment advisor and various managers are subadvisors to Seasons Series Trust ("SST").



     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES


     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").



            MASTER-FEEDER FUNDS


            SAST also offers Master-Feeder Funds. Capital Research and Management Company is the investment advisor of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment advisor to the Feeder Funds.



                                       14



            Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

            Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

            Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment advisor to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.



            SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO AND SUNAMERICA DYNAMIC STRATEGY PORTFOLIO


            SAST also offers the SunAmerica Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and the SunAmerica Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). SAAMCo is the investment advisor of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. AllianceBernstein L.P. is the subadvisor (the "Subadvisor") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.

            The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. In addition, the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadvisor. This managed volatility strategy may reduce the incidence of extreme outcomes including the probability of large gains or losses. As a result, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. The formula used by the Subadvisor may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment advisor and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.



            SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO
            SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO
            SA T. ROWE PRICE VCP BALANCED PORTFOLIO
            VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO
            VCP TOTAL RETURN BALANCED PORTFOLIO
            VCP VALUE PORTFOLIO

            The Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. In addition, these Variable Portfolios may enable the Company to more efficiently manage its financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses. As a result, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST AND THE AMERICAN
            FUNDS INSURANCE SERIES MASTER FUND FOR
            DETAILS.



YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.AIG.COM/GETPROSPECTUS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.



           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                                       15




UNDERLYING FUNDS                                 MANAGED BY:                                        TRUST    ASSET CLASS
----------------------------------------------   ----------------------------------------------   --------   ------------------
Aggressive Growth                                Wells Capital Management Incorporated            SAST       STOCK
American Funds Asset Allocation SAST             Capital Research and Management Company          SAST       ASSET ALLOCATION
American Funds Global Growth SAST                Capital Research and Management Company          SAST       STOCK
American Funds Growth SAST                       Capital Research and Management Company          SAST       STOCK
American Funds Growth-Income SAST                Capital Research and Management Company          SAST       STOCK
Asset Allocation                                 Edge Asset Management, Inc.                      AST        ASSET ALLOCATION
Asset Allocation: Diversified Growth             Putnam Investment Management, LLC                SST        ASSET ALLOCATION
Balanced                                         J.P. Morgan Investment Management Inc.           SAST       ASSET ALLOCATION
Blue Chip Growth                                 Massachusetts Financial Services Company         SAST       STOCK
Capital Appreciation                             Wellington Management Company LLP                AST        STOCK
Capital Growth                                   The Boston Company Asset Management, LLC         SAST       STOCK
Corporate Bond                                   Federated Investment Management Company          SAST       BOND
"Dogs" of Wall Street*                           SunAmerica Asset Management, LLC                 SAST       STOCK
Emerging Markets                                 J.P. Morgan Investment Management Inc.           SAST       STOCK
Equity Opportunities                             OppenheimerFunds, Inc.                           SAST       STOCK
Foreign Value                                    Templeton Investment Counsel, LLC                SAST       STOCK
Franklin Founding Funds Allocation VIP Fund      Franklin Templeton Services, LLC                 FTVIPT     ASSET ALLOCATION
Franklin Income VIP Fund                         Franklin Advisers, Inc.                          FTVIPT     ASSET ALLOCATION
Fundamental Growth                               Wells Capital Management Incorporated            SAST       STOCK
Global Bond                                      Goldman Sachs Asset Management International     SAST       BOND
Global Equities                                  J.P. Morgan Investment Management Inc.           SAST       STOCK
Goldman Sachs VIT Government Money               Goldman Sachs Asset Management, L.P.             GST        CASH
 Market Fund
Government and Quality Bond                      Wellington Management Company LLP                AST        BOND
Growth                                           Wellington Management Company LLP                AST        STOCK
Growth-Income                                    J.P. Morgan Investment Management Inc.           SAST       STOCK
Growth Opportunities                             Invesco Advisers, Inc.                           SAST       STOCK
High-Yield Bond                                  PineBridge Investments LLC                       SAST       BOND
International Diversified Equities               Morgan Stanley Investment Management Inc.        SAST       STOCK
International Growth and Income                  Putnam Investment Management, LLC                SAST       STOCK
Invesco V.I. American Franchise Fund,            Invesco Advisers, Inc.                           AVIF       STOCK
 Series II Shares*
Invesco V.I. Comstock Fund, Series II            Invesco Advisers, Inc.                           AVIF       STOCK
 Shares*
Invesco V.I. Growth and Income Fund,             Invesco Advisers, Inc.                           AVIF       STOCK
 Series II Shares
Lord Abbett Growth and Income                    Lord, Abbett & Co. LLC                           LASF       STOCK
Managed Allocation Balanced                      SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
Managed Allocation Growth                        SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
Managed Allocation Moderate                      SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
Managed Allocation Moderate Growth               SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
Mid-Cap Growth                                   J.P. Morgan Investment Management Inc.           SAST       STOCK
Natural Resources                                Wellington Management Company LLP                AST        STOCK
Real Estate                                      FIAM LLC                                         SAST       STOCK
Real Return                                      Wellington Management Company LLP                SST        BOND
SA AB Growth                                     AllianceBernstein L.P.                           SAST       STOCK
SA BlackRock Multi-Asset Income                  BlackRock Investment Management, LLC             AST        ASSET ALLOCATION
SA BlackRock VCP Global Multi Asset              BlackRock Investment Management, LLC             SAST       ASSET ALLOCATION
 Portfolio
SA Index Allocation 90/10                        SunAmerica Asset Management, LLC                 SAST       ASSET ALLOCATION
SA Index Allocation 80/20                        SunAmerica Asset Management, LLC                 SAST       ASSET ALLOCATION
SA Index Allocation 60/40                        SunAmerica Asset Management, LLC                 SAST       ASSET ALLOCATION
SA Janus Focused Growth                          Janus Capital Management, LLC                    SAST       STOCK
SA JPMorgan MFS Core Bond                        J.P. Morgan Investment Management Inc. and       SAST       BOND
                                                 Massachusetts Financial Services Company
SA Legg Mason BW Large Cap Value                 Brandywine Global Investment Management, LLC     SAST       STOCK
SA MFS Massachusetts Investors Trust*            Massachusetts Financial Services Company         SAST       STOCK
SA MFS Total Return*                             Massachusetts Financial Services Company         SAST       ASSET ALLOCATION
SA Schroders VCP Global Allocation Portfolio     Schroder Investment Management North America     SAST       ASSET ALLOCATION
                                                 Inc.
SA T. Rowe Price VCP Balanced Portfolio          T. Rowe Price Associates, Inc.                   SAST       ASSET ALLOCATION
Small & Mid Cap Value                            AllianceBernstein L.P.                           SAST       STOCK
Small Company Value                              Franklin Advisory Services, LLC                  SAST       STOCK
Strategic Multi-Asset                            Wellington Management Company LLP                AST        ASSET ALLOCATION



                                       16


UNDERLYING FUNDS                            MANAGED BY:                                       TRUST    ASSET CLASS
-----------------------------------------   ----------------------------------------------   -------   -----------------
SunAmerica Dynamic Allocation Portfolio     SunAmerica Asset Management, LLC and             SAST      ASSET ALLOCATION
                                            AllianceBernstein L.P.
SunAmerica Dynamic Strategy Portfolio       SunAmerica Asset Management, LLC and             SAST      ASSET ALLOCATION
                                            AllianceBernstein L.P.
Technology                                  Columbia Management Investment Advisers, LLC     SAST      STOCK
Telecom Utility                             Massachusetts Financial Services Company         SAST      STOCK
Ultra Short Bond Portfolio                  Dimensional Fund Advisors LP                     SAST      BOND
VCP Managed Asset Allocation SAST           Capital Research and Management Company          SAST      ASSET ALLOCATION
 Portfolio
VCP Total Return Balanced Portfolio         Pacific Investment Management Company LLC        SAST      ASSET ALLOCATION
VCP Value Portfolio                         Invesco Advisers, Inc.                           SAST      ASSET ALLOCATION

* "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.


                                       17



SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts. Allocations to the Fixed Accounts, including the Secure Value Account, are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

If you elect certain living benefits, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with election of these Living Benefits and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" UNDER OPTIONAL LIVING BENEFITS.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instructions on file.


DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time



                                       18



frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM


The DCA Program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA Program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.

The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as source accounts exclusively to facilitate the DCA Program for a specified time period. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA Program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.

The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.



     EXAMPLE OF DCA PROGRAM:


     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:



 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY TIME AND WE WILL PROVIDE YOU NOTICE AT LEAST 30 DAYS PRIOR TO MODIFICATION, SUSPENSION OR TERMINATION OF THE DCA PROGRAM. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE DCA PROGRAM, WE WILL TRANSFER THE REMAINING MONEY ACCORDING TO YOUR CURRENT DCA TARGET ALLOCATIONS ON FILE.



POLARIS PORTFOLIO ALLOCATOR PROGRAM


PROGRAM DESCRIPTION


The Polaris Portfolio Allocator program is offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the four Portfolio Allocator Models designed to assist in meeting your stated investment goals. Each Portfolio Allocator Model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The models allocate among the various asset classes to attempt to match certain combinations of investors' investment time horizon and risk tolerance. Please consult your financial representative about investment in the Polaris Portfolio Allocator program.

EFFECTIVE ON FEBRUARY 6, 2017, DUE TO PENDING REGULATORY CHANGES WE WILL NO LONGER OFFER THE POLARIS PORTFOLIO ALLOCATOR PROGRAM. If you are currently invested in a Polaris Portfolio Allocator Model, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment



                                       19




will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file.



ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM


You may enroll in the Polaris Portfolio Allocator program by electing a Portfolio Allocator Model when you purchase your variable annuity prior to February 6, 2017 by contacting our Annuity Service Center. You should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Portfolio Allocator Model through the DCA program prior to February 6, 2017. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.


FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017

You may only invest in one Portfolio Allocator Model at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Portfolio Allocator Model. If you: 1) attempt to allocate a portion of your Purchase Payment outside of your elected Portfolio Allocator Model, or 2) if you invest in any Variable Portfolios in addition to investment in a Portfolio Allocator Model under this program, such an investment may no longer be consistent with the Portfolio Allocator Model's intended objectives and therefore, will effectively terminate your election of the Polaris Portfolio Allocator Model. If your election of the Polaris Portfolio Allocator Model is terminated, your investment will remain allocated to the same Variable Portfolios and in the same amounts as before the program was terminated; however, your investment will no longer be deemed to be in a Polaris Portfolio Allocator Model.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Portfolio Allocator Model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Portfolio Allocator Model, your investment may no longer be consistent with the Portfolio Allocator Model's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Portfolio Allocator Model to another Portfolio Allocator Model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Portfolio Allocator Model as your current investment unless we receive different instructions from you prior to February 6, 2017. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.



REBALANCING THE MODELS


You can elect to have your investment in the Portfolio Allocator Models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. If you choose to make investments outside of a Portfolio Allocator Model, only those Variable Portfolios within the Portfolio Allocator Model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Portfolio Allocator Model cannot be rebalanced if you wish to maintain your current Portfolio Allocator Model allocations.

Over time, the Portfolio Allocator Model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Portfolio Allocator Model rebalanced at least annually, then your investment may no longer be consistent with the Portfolio Allocator Model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Portfolio Allocator Model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the Underlying Funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.



IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM


The Portfolio Allocator Models are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Portfolio Allocator Model should be revised or whether it remains appropriate to invest in accordance with any particular Portfolio Allocator Model.

The Polaris Portfolio Allocator Program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator Models may



                                       20




have been built. Also, allocation to a single asset class may outperform a model, so that you could have better investment returns investing in a single asset class than in a Portfolio Allocator Model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Portfolio Allocator Model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Portfolio Allocator Models represent suggested allocations that are provided to you as general guidance. You should determine if one of the Portfolio Allocator Models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Portfolio Allocator Models can be obtained from your financial representative.



POLARIS PORTFOLIO ALLOCATOR MODELS

(EFFECTIVE MAY 2, 2016 THROUGH FEBRUARY 5, 2017)




          VARIABLE PORTFOLIOS              MODEL 1     MODEL 2     MODEL 3     MODEL 4
 American Funds Global Growth SAST            2.0%        3.0%        4.0%       6.0%
 American Funds Growth-Income SAST            0.0%        0.0%        1.0%       4.0%
 Blue Chip Growth                             2.0%        3.0%        4.0%       4.0%
 Capital Appreciation                         3.0%        3.0%        4.0%       5.0%
 Capital Growth                               2.0%        3.0%        3.0%       4.0%
 Corporate Bond                              10.0%        8.0%        7.0%       1.0%
 "Dogs" of Wall Street                        3.0%        3.0%        3.0%       5.0%
 Emerging Markets                             0.0%        1.0%        2.0%       2.0%
 Equity Opportunities                         3.0%        4.0%        4.0%       6.0%
 Foreign Value                                3.0%        3.0%        3.0%       4.0%
 Global Bond                                  4.0%        4.0%        2.0%       2.0%
 Government and Quality Bond                  8.0%        8.0%        7.0%       2.0%
 Growth-Income                                6.0%        7.0%        8.0%       8.0%
 High-Yield Bond                              4.0%        3.0%        2.0%       0.0%
 International Diversified Equities           3.0%        3.0%        4.0%       5.0%
 Invesco V.I. Comstock Fund, Series II
   Shares                                     5.0%        5.0%        6.0%       8.0%
 Invesco V.I. Growth and Income Fund,
   Series II Shares                           6.0%        7.0%        8.0%       8.0%
 Real Estate                                  0.0%        0.0%        0.0%       1.0%
 Real Return                                  5.0%        3.0%        2.0%       0.0%
 SA AB Growth                                 1.0%        1.0%        1.0%       2.0%
 SA Janus Focused Growth                      0.0%        1.0%        1.0%       2.0%
 SA JPMorgan MFS Core Bond                   17.0%       13.0%       10.0%       5.0%
 SA Legg Mason BW Large Cap Value             4.0%        4.0%        4.0%       5.0%
 SA MFS Massachusetts Investors
   Trust                                      6.0%        6.0%        7.0%       8.0%
 Small & Mid Cap Value                        1.0%        1.0%        1.0%       2.0%
 Small Company Value                          0.0%        2.0%        2.0%       1.0%
 Ultra Short Bond                             2.0%        1.0%        0.0%       0.0%
                                 TOTAL        100%        100%        100%       100%



The Polaris Portfolio Allocator Models listed above are those that are currently available through February 5, 2017. Effective on February 6, 2017, the Polaris Portfolio Allocator Program will no longer be offered. Once you invest in a Portfolio Allocator Model, the percentages of your contract value allocated to each Variable Portfolio within a Portfolio Allocator Model will not be changed by us. If you purchased your contract prior to the current allocations of the Portfolio Allocator Models specified above, any subsequent Purchase Payments will be invested in the same Portfolio Allocator Model as your current investment and will not be invested in the Portfolio Allocator Model allocations specified above unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.

If you invested in a Polaris Portfolio Allocator Model prior to February 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model.


We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, YOUR INVESTMENT WILL REMAIN IN THE SAME VARIABLE PORTFOLIOS AND IN THE SAME AMOUNTS AND WEIGHTS AS BEFORE THE PROGRAM WAS SUSPENDED OR TERMINATED; HOWEVER, YOUR INVESTMENT WILL NO LONGER BE DEEMED TO BE IN A PORTFOLIO ALLOCATOR MODEL.



50%-50% COMBINATION MODEL PROGRAM

PROGRAM DESCRIPTION


The 50%-50% Combination Model Program is offered to you to assist in diversifying your investment across various asset classes. The 50%-50% Combination Model Program allows you to choose from one of the four 50%-50% Combination Models ("Combination Models") designed to assist in meeting your stated investment goals prior to February 6, 2017.


Each of the Combination Models allocate 50% of your investment in a Polaris Portfolio Allocator Model and the remaining 50% in a corresponding Managed Allocation Portfolio to attempt to match a stated investment time horizon and risk tolerance. Each Managed Allocation Portfolio is a Fund-of-Funds managed by SunAmerica Asset Management, LLC. The 50% of your investment allocated to the Polaris Portfolio Allocator Model is considered "static"


                                       21



because the composition of the Polaris Portfolio Allocator Model will not be changed by us and is not actively managed. However, the 50% of your investment allocated to the Managed Allocation Portfolio is considered "active" because each Managed Allocation Portfolio is an Underlying Fund that SunAmerica Asset Management, LLC manages in order to maintain the investment objective of the Managed Allocation Portfolio. FOR MORE INFORMATION, PLEASE SEE POLARIS PORTFOLIO ALLOCATOR PROGRAM ABOVE.


ENROLLING AND INVESTING IN THE COMBINATION MODEL PROGRAM


You may enroll in the Combination Model Program by electing a Combination Model when you purchase your variable annuity prior to February 6, 2017 by contacting our Annuity Service Center. You should determine the Combination Model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a Combination Model by providing a written reallocation request, calling our Annuity Service Center or logging into our website.

EFFECTIVE ON FEBRUARY 6, 2017, THE COMBINATION MODEL PROGRAM AND POLARIS PORTFOLIO ALLOCATOR PROGRAM WILL NO LONGER BE OFFERED. If you are currently invested in a Combination Model, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Combination Model Program and Polaris Portfolio Allocator Program were terminated; however, the investment will no longer be considered to be a 50%-50% Combination Model and you may no longer trade into any other Combination Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file.

You may also choose to invest gradually into a Combination Model through the DCA program prior to February 6, 2017. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.


FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017


You may only invest in one Combination Model at a time and participation in the Combination Model Program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Combination Model. If you: 1) attempt to allocate a portion of your Purchase Payment outside of your elected Combination Model, or 2) if you invest in any Variable Portfolios in addition to investment in a Combination Model under this program, such an investment may no longer be consistent with the Combination Model's intended objectives and therefore, will effectively terminate your election of the Combination Model. If your election of the Combination Model is terminated, your investment will remain allocated to the same Variable Portfolios and in the same amounts as before the program was terminated; however, your investment will no longer be deemed to be in a Combination Model.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the elected Combination Model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Combination Model, your investment may no longer be consistent with the Combination Model's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Combination Model to another Combination Model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM BELOW.


A subsequent Purchase Payment will be invested in the same Combination Model as your current investment unless we receive different instructions from you prior to February 6, 2017. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions, and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.



REBALANCING THE COMBINATION MODELS

You can elect to have your investment in the Combination Models rebalanced quarterly, semi-annually or annually to maintain the target asset allocation among the Variable Portfolios of the Combination Model you selected. If you make such an election to rebalance, both the allocation to the Polaris Portfolio Allocator Model and the Managed Allocation Portfolio will be rebalanced to equal the 50%-50% split discussed above. The investments in the Underlying Funds of each Managed Allocation Portfolio are not rebalanced as part of the Combination Model Program.


Over time, the Combination Model you elect may no longer align with its original investment objective due to the effects of Underlying Fund performance and changes in the Underlying Funds' investment objectives. Therefore, if you do not elect to have your investment in the Combination Model rebalanced at least annually, then your investment may no longer be consistent with the Combination Model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Portfolio Allocator Model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.



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IMPORTANT INFORMATION ABOUT THE COMBINATION MODEL PROGRAM

The Combination Model Program is not intended as ongoing or personalized advice about investing in the Variable Portfolios. We do not provide investment advice regarding whether a Combination Model should be selected or rebalanced or whether it remains appropriate for any individual to invest in accordance with any particular Combination Model as your investment needs change. The Combination Model Program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Combination Model may have been built. Also, allocation to a single asset class may outperform a Combination Model, so that you could have better investment returns investing in a single asset class than in a Combination Model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Combination Model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.


The Combination Models represent suggested allocations that are provided to you as general guidance. You should determine if one of the Combination Models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning a specific Combination Model can be obtained from your financial representative.

Below are the Combination Models available for election prior to February 6, 2017.



      50%-50%
 COMBINATION MODEL     50% ALLOCATION TO:     50% ALLOCATION TO:
         1             Polaris Portfolio      Managed Allocation
                       Allocator Model 1           Balanced
         2             Polaris Portfolio      Managed Allocation
                       Allocator Model 2           Moderate
         3             Polaris Portfolio      Managed Allocation
                       Allocator Model 3       Moderate Growth
         4             Polaris Portfolio      Managed Allocation
                       Allocator Model 4            Growth


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE 50%-50% COMBINATION MODEL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, YOUR INVESTMENT WILL REMAIN IN THE SAME VARIABLE PORTFOLIOS AND IN THE SAME AMOUNTS AND WEIGHTS AS BEFORE THE PROGRAM WAS SUSPENDED OR TERMINATED; HOWEVER, YOUR INVESTMENT WILL NO LONGER BE DEEMED TO BE IN A 50%-50% COMBINATION MODEL.


TRANSFERS DURING THE ACCUMULATION PHASE


Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts, subject to the Company's and the Underlying Funds' short term trading policies, by telephone (800) 445-7862, through the Company's website (www.aig.com/annuities), by United States Postal Service first-class mail ("U.S. Mail") addressed to our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time and we will notify you prior to exercising the right of suspension. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center.


Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.


There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.



                                       23



SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or
(3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.


The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by U.S. Mail for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").


For example, if you made a transfer on August 17, 2016 and within the previous twelve months (from August 18, 2015 forward) you made 15 transfers including the August 17th transfer, then all transfers made for twelve months after August 17, 2016 must be submitted by U.S. Mail (from August 18, 2016 through August 17, 2017).


We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.


We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1)    the number of transfers made in a defined period;

     (2)    the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract


                                       24



owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES


Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.



TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous


                                       25



rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.


If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and we will notify you of such reversion. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise. However, automatic asset rebalancing will continue if it is a requirement of an optional living benefit that remains in effect pursuant to your Spousal Beneficiary's election of Spousal Continuation.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU 30 DAYS PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.



VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

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                              ACCESS TO YOUR MONEY
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You can access money in your contract by making a systematic, partial, or total withdrawal (surrender), and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day.

We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.


If you have elected an optional Living Benefit and you take the Maximum Annual Withdrawal Amount, you may still take an additional amount under the Free Withdrawal provision without incurring a withdrawal charge. However, the additional amount of the Withdrawal that exceeds the Maximum Annual Withdrawal Amount that may be considered a Free Withdrawal will be treated as an Excess Withdrawal for purposes of calculating your Income Base, Income Credit Base, if applicable, and future income payments. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" AND "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" UNDER OPTIONAL LIVING BENEFITS BELOW.



FREE WITHDRAWAL AMOUNT

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. AS A RESULT, IF YOU FULLY SURRENDER YOUR CONTRACT IN THE FUTURE WHILE WITHDRAWAL CHARGES ARE STILL APPLICABLE, YOU WILL NOT RECEIVE THE BENEFIT OF ANY PREVIOUSLY WITHDRAWN FREE WITHDRAWALS OR ANY WITHDRAWALS SUBJECT TO MINIMUM DISTRIBUTION REQUIREMENTS UPON A FULL SURRENDER FOR THE PURPOSES OF CALCULATING THE WITHDRAWAL CHARGE.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

When you make a partial withdrawal, we deduct it from any remaining annual free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you can also access your Purchase Payments that are no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges.

Your annual free withdrawal amount is the greater of:

     1) 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges; or


                                       26



     2) The Maximum Annual Withdrawal Amount not yet withdrawn each contract year, if you elected a Living Benefit.

If you are taking required minimum distributions ("RMD") applicable to this contract only, current Company practice is to waive any withdrawal charges applicable to those withdrawals.

The annual amounts withdrawn free of a withdrawal charge do not reduce the amount you invested for purposes of calculating the withdrawal charges (total Purchase Payments still subject to withdrawal charges). As a result, if you surrender your contract in the future while withdrawal charges are still applicable, any previous annual free withdrawal amount in the current contract year would then be subject to applicable withdrawal charges. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. If, in any contract year, you choose to take less than the full 10% free withdrawal amount, as described above, or the Maximum Annual Withdrawal Amount, if allowed under the Living Benefit you elected, then you may not carry over the unused amount as an annual free withdrawal in subsequent years.

We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge if you are surrendering your contract, any prior free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)

     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 6% is the applicable percentage) [B x C=$6,000]

     D=  Your full contract value ($84,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $100 after the withdrawal, and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio, Fixed Account or DCA Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


SYSTEMATIC WITHDRAWAL PROGRAM


During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.


Please contact our Annuity Service Center which can provide the necessary enrollment forms.


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Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.



NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION REGARDING THE AVAILABILITY OF THE NURSING HOME WAIVER.


MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected an optional Living Benefit, withdrawals taken under the parameters of the feature that reduce contract value below the minimum contract value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

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                            OPTIONAL LIVING BENEFITS
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OVERVIEW OF LIVING BENEFITS


The optional Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may elect one of the optional Living Benefits, all of which are guaranteed minimum withdrawal benefits, for an additional fee only at the time of contract issue. Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return.

Please read carefully the more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD CONSIDER EACH LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE DECIDING TO ELECT A LIVING BENEFIT.

Below is a summary of the key features of the optional Living Benefits offered in your contract followed by a glossary of defined terms used to describe the Living Benefits.

POLARIS INCOME PLUS(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's Highest Anniversary Value, or an annual Income Credit. If you elect Polaris Income Plus, you may choose from Income Options 1, 2 or 3.

The annual 6% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 6% Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. After the first 12 years, only the Highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Purchase Payments.

POLARIS INCOME BUILDER(R) offers guaranteed lifetime income and the opportunity to increase income by locking in the greater of either the contract's Highest Anniversary Value, or an annual Income Credit.


                                       28




The annual 5% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 5% Income Credit is only available in years when no withdrawals are taken. After the first 12 years, only the Highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Purchase Payments.


POLARIS INCOME PLUS DAILYSM offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. Prior to the first withdrawal, Income Base step-ups, if any, occur on a daily basis. After the first withdrawal, Income Base step-ups, if any, occur only on Benefit Year Anniversaries, looking back at the prior Benefit Year's Step-up Values. If you elect Polaris Income Plus Daily, you may choose from Income Options 1, 2, or 3.


GENERAL INFORMATION APPLICABLE TO ALL LIVING BENEFITS

You must invest in accordance with investment requirements outlined below.

Living Benefits may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.

These optional Living Benefits are designed for individuals and their spouses who are seeking participation in the growth potential of the stock market and desire protection features that provide guaranteed lifetime/retirement income. The Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily Living Benefits are designed to provide the contract owner(s) lifetime income with the flexibility to start income at any time. The guaranteed rising income component available on Polaris Income Plus offers an additional benefit to those starting income soon after the contract is issued. Unlike Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily do not offer guaranteed rising income. For those deferring income, Polaris Income Builder combines the power of slightly higher withdrawal rates than some Polaris Income Plus Income Options and the annual Income Credit to grow the Income Base for a later income start date. Polaris Income Plus Daily allows the contract owner greater flexibility of investment options while providing the ability for the Income Base to step up more frequently to Step-up Values. If a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.

Please note that not all of these Living Benefits may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

If you have elected a living benefit feature, we will not accept subsequent Purchase Payments on or after the 1st contract anniversary from your contract issue date. You may not establish an automatic subsequent purchase payment plan with election of the living benefit, and any current payment plan has been terminated.


LIVING BENEFIT DEFINED TERMS


ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.


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EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


HIGHEST ANNIVERSARY VALUE
For Polaris Income Plus and Polaris Income Builder only, the current Anniversary Value that is greater than (1) all previous Anniversary Values; and
(2) Purchase Payments received prior to the first contract anniversary.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


INCOME CREDIT
For Polaris Income Plus and Polaris Income Builder only, an amount that may be added to the Income Base during the Income Credit Period as shown in the following table:



                         INCOME CREDIT
    OPTIONAL        (AS A PERCENTAGE OF THE                INCOME
 LIVING BENEFIT       INCOME CREDIT BASE)            CREDIT AVAILABILITY
 Polaris                      6%               Available during the first 12
 Income Plus                                    Benefit Years -- the Income
                                                 Credit is REDUCED in years
                                                   withdrawals are taken
 Polaris                      5%               Available during the first 12
 Income                                         Benefit Years -- the Income
 Builder                                       Credit is ELIMINATED in years
                                                  any withdrawal is taken
 Polaris                Not available                  Not available
 Income Plus
 Daily


INCOME CREDIT BASE
For Polaris Income Plus and Polaris Income Builder only, the Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


INCOME CREDIT PERIOD
For Polaris Income Plus and Polaris Income Builder only, the period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.


INVESTMENT REQUIREMENTS
We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.


MINIMUM INCOME BASE
For Polaris Income Plus and Polaris Income Builder only, the guaranteed minimum amount equal to 200% of the first Benefit Year's Purchase Payments to which the Income Base will be increased on the 12th Benefit year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary.


PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.


PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.


STEP-UP VALUE
For Polaris Income Plus Daily only, a value used to determine the Income Base that is equal to the contract value on any day if it is greater than the Income Base on that day. This value is determined daily.


POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY

How do Polaris Income Plus and Polaris Income Builder work?

Both Polaris Income Plus and Polaris Income Builder lock in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be at least 200% of your first Benefit


                                       30



Year's Purchase Payments ("Minimum Income Base"). PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.


How does Polaris Income Plus Daily work?


Unlike Polaris Income Plus and Polaris Income Builder, Polaris Income Plus Daily offers neither Income Credits nor a Minimum Income Base. Instead, Polaris Income Plus Daily's Income Base is increased by locking in Step-up Values. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments. We will not accept subsequent Purchase Payments after the first contract anniversary. Until a withdrawal has been taken, the Income Base is increased to the Step-up Value immediately. After the first withdrawal, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year's Step-up Values. PLEASE SEE "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" BELOW.


What determines the amount I can receive each year?


The amount that you receive depends on which Living Benefit you have elected, the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose a feature and income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on the feature elected and whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)' 65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.


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MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
  TABLE

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.


POLARIS INCOME PLUS



                                                             POLARIS              POLARIS             POLARIS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON       INCOME PLUS          INCOME PLUS         INCOME PLUS
               AT FIRST WITHDRAWAL(1)                    INCOME OPTION 1      INCOME OPTION 2     INCOME OPTION 3
 One Covered Person (Age 45 - 59)                      4.0%  /  3.0%(2)     4.0%  /  3.0%(2)     3.25%  /  3.25%
 One Covered Person (Age 60 - 64)                      5.0%  /  3.0%(2)     5.0%  /  3.0%(2)     3.75%  /  3.75%
 One Covered Person (Age 65 - 71)                        6.0%  /  4.0%        7.0%  /  3.0%       5.0%  /  5.0%
 One Covered Person (Age 72 and Older)                   6.5%  /  4.0%        7.5%  /  3.0%      5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)                     3.5%  /  3.0%(3)     3.5%  /  3.0%(3)      3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)                     4.5%  /  3.0%(3)     4.5%  /  3.0%(3)      3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)                       5.5%  /  4.0%        6.5%  /  3.0%       4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)                  6.0%  /  4.0%        7.0%  /  3.0%      4.75%  /  4.75%


POLARIS INCOME BUILDER


 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON
               AT FIRST WITHDRAWAL(1)                   POLARIS INCOME BUILDER
 One Covered Person (Age 65 and Older)                     5.40%  /  5.40%
 Two Covered Persons (Age 65 and Older)                    4.90%  /  4.90%


POLARIS INCOME PLUS DAILY




                                                         POLARIS INCOME         POLARIS INCOME       POLARIS INCOME
 NUMBER OF COVERED PERSON AND AGE OF COVERED PERSON        PLUS DAILY             PLUS DAILY           PLUS DAILY
               AT FIRST WITHDRAWAL(1)                    INCOME OPTION 1        INCOME OPTION 2      INCOME OPTION 3
 One Covered Person (Age 45 - 59)                     3.75%  /  2.75%(4)     3.75%  /  2.75%(4)      3.0%  /  3.0%
 One Covered Person (Age 60 - 64)                     4.75%  /  2.75%(4)     4.75%  /  2.75%(4)     3.50%  /  3.50%
 One Covered Person (Age 65 - 71)                        6.0%  /  4.0%          7.0%  /  3.0%        5.0%  /  5.0%
 One Covered Person (Age 72 and Older)                   6.5%  /  4.0%          7.5%  /  3.0%       5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)                    3.25%  /  2.75%(5)     3.25%  /  2.75%(5)     2.75%  /  2.75%
 Two Covered Persons (Age 60 - 64)                    4.25%  /  2.75%(5)     4.25%  /  2.75%(5)     3.25%  /  3.25%
 Two Covered Persons (Age 65 - 71)                       5.5%  /  4.0%          6.5%  /  3.0%        4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)                  6.0%  /  4.0%          7.0%  /  3.0%       4.75%  /  4.75%



(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.


(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.


(4) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the Covered Person's 65th birthday.



(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person's 65th birthday.


We reserve the right to modify the rates referenced in the table above at any time for prospectively issued contracts and we will supplement the prospectus prior to any change being effective.



                                       32



Are there investment requirements if I elect a Living Benefit?
Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.
With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.
You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.


INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3 AND POLARIS INCOME BUILDER PRIOR TO FEBRUARY 6, 2017

If you elect Polaris Income Plus Income Option 1, 2 or 3 or Polaris Income Builder, you must allocate your assets in accordance with A, B, C, D or E:


  A   10% Secure      30% SunAmerica Dynamic Strategy Portfolio;
      Value Account   30% SA BlackRock VCP Global Multi Asset Portfolio;
                      and
                      30% VCP Managed Asset Allocation Portfolio
  B   10% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   30% SA Schroders VCP Global Allocation Portfolio;
                      and
                      30% VCP Value Portfolio
  C   10% Secure      30% VCP Total Return Balanced Portfolio;
      Value Account   30% SA T. Rowe Price VCP Balanced Portfolio; and
                      30% SA Schroders VCP Global Allocation Portfolio
  D   10% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   20% SA BlackRock VCP Global Multi Asset Portfolio;
                      20% VCP Total Return Balanced Portfolio; and
                      20% SA T. Rowe Price VCP Balanced Portfolio
  E   10% Secure      Up to 90% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Corporate Bond
                      Global Bond
                      Goldman Sachs VIT Government Money Market
                      Fund
                      Government and Quality Bond
                      Real Return
                      SA BlackRock VCP Global Multi Asset Portfolio*
                      SA JPMorgan MFS Core Bond
                      SA Schroders VCP Global Allocation Portfolio*
                      SA T. Rowe Price VCP Balanced Portfolio*
                      SunAmerica Dynamic Allocation Portfolio
                      SunAmerica Dynamic Strategy Portfolio
                      Ultra Short Bond Portfolio
                      VCP Managed Asset Allocation SAST Portfolio*
                      VCP Total Return Balanced Portfolio*
                      VCP Value Portfolio*
                      * You may invest up to a maximum of 50% in each
                      of these Variable Portfolios.


INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3 AND POLARIS INCOME BUILDER ON AND AFTER FEBRUARY 6, 2017
If you elect Polaris Income Plus Income Option 1, 2 or 3 or Polaris Income Builder, you must allocate your assets in accordance with the following:




 10% Secure        Up to 90% in one or more of the following Variable
 Value Account     Portfolios, except as otherwise noted:
                   Corporate Bond
                   Global Bond
                   Goldman Sachs VIT Government Money Market Fund
                   Government and Quality Bond
                   Real Return
                   SA BlackRock VCP Global Multi Asset Portfolio*
                   SA JPMorgan MFS Core Bond
                   SA Schroders VCP Global Allocation Portfolio*
                   SA T. Rowe Price VCP Balanced Portfolio*
                   SunAmerica Dynamic Allocation Portfolio
                   SunAmerica Dynamic Strategy Portfolio
                   Ultra Short Bond Portfolio
                   VCP Managed Asset Allocation SAST Portfolio*
                   VCP Total Return Balanced Portfolio*
                   VCP Value Portfolio*
                   * You may invest up to a maximum of 50% in
                   each of these Variable Portfolios.


                                       33




INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS DAILY INCOME OPTION 1, 2 OR 3 PRIOR TO FEBRUARY 6, 2017

If you elect Polaris Income Plus Daily, you must allocate your assets in accordance with A or B:



  A    10% SECURE VALUE ACCOUNT AND SELECT ONLY ONE POLARIS
       ALLOCATOR MODEL:
       Model 1
       Model 2
       Model 3
       Model 4
  B    10% SECURE VALUE ACCOUNT AND SELECT UP TO 90% IN ONE
       OR MORE OF THE FOLLOWING VARIABLE PORTFOLIOS:
       ASSET ALLOCATION PORTFOLIOS:
       American Funds Asset Allocation SAST Portfolio
       Asset Allocation
       Asset Allocation: Diversified Growth
       Balanced
       SA BlackRock Multi-Asset Income
       SA MFS Total Return
       Strategic Multi-Asset
       ACTIVELY MANAGED FUND-OF-FUNDS:
       Managed Allocation Balanced
       Managed Allocation Moderate
       Managed Allocation Moderate Growth
       Managed Allocation Growth
       ACTIVELY MANAGED FUND-OF-FUNDS WITH VOLATILITY
       CONTROL:
       SunAmerica Dynamic Allocation Portfolio
       SunAmerica Dynamic Strategy Portfolio
       FIXED INCOME PORTFOLIOS:
       Corporate Bond
       Global Bond
       Goldman Sachs VIT Government Money Market Fund
       Government and Quality Bond
       Real Return
       SA JPMorgan MFS Core Bond Portfolio
       Ultra Short Bond Portfolio
       VOLATILITY CONTROL PORTFOLIOS:
       SA BlackRock VCP Global Multi Asset Portfolio
       SA Schroders VCP Global Allocation Portfolio
       SA T. Rowe Price VCP Balanced Portfolio
       VCP Managed Asset Allocation SAST Portfolio
       VCP Total Return Balanced Portfolio
       VCP Value (Invesco)
       DCA FIXED ACCOUNTS*
       6-Month DCA
       1-Year DCA



INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS DAILY INCOME OPTION 1, 2 OR 3 ON AND AFTER FEBRUARY 6, 2017
If you elect Polaris Income Plus Daily, you must allocate your assets in accordance with the following:




 10% Secure        Up to 90% in one or more of the following Variable
 Value Account     Portfolios:
                   ASSET ALLOCATION PORTFOLIOS:
                   American Funds Asset Allocation SAST Portfolio
                   Asset Allocation
                   Asset Allocation: Diversified Growth
                   Balanced
                   SA BlackRock Multi-Asset Income
                   SA MFS Total Return
                   Strategic Multi-Asset
                   ACTIVELY MANAGED FUND-OF-FUNDS:
                   Managed Allocation Balanced
                   Managed Allocation Moderate
                   Managed Allocation Moderate Growth
                   Managed Allocation Growth
                   ACTIVELY MANAGED FUND-OF-FUNDS WITH VOLATILITY
                   CONTROL:
                   SunAmerica Dynamic Allocation Portfolio
                   SunAmerica Dynamic Strategy Portfolio
                   FIXED INCOME PORTFOLIOS:
                   Corporate Bond
                   Global Bond
                   Goldman Sachs VIT Government Money Market Fund
                   Government and Quality Bond
                   Real Return
                   SA JPMorgan MFS Core Bond Portfolio
                   Ultra Short Bond Portfolio
                   INDEX FUND OF FUNDS PORTFOLIOS:
                   SA Index Allocation 90/10
                   SA Index Allocation 80/20
                   SA Index Allocation 60/40
                   VOLATILITY CONTROL PORTFOLIOS:
                   SA BlackRock VCP Global Multi Asset Portfolio
                   SA Schroders VCP Global Allocation Portfolio
                   SA T. Rowe Price VCP Balanced Portfolio
                   VCP Managed Asset Allocation SAST Portfolio
                   VCP Total Return Balanced Portfolio
                   VCP Value (Invesco)
                   DCA FIXED ACCOUNTS*
                   6-Month DCA
                   1-Year DCA
                   * You may use a DCA Fixed Account to invest
                   your target allocation in accordance with the
                   investment requirements.


* You may use a DCA Fixed Account to invest you target allocation in accordance with the investment requirements.


How do my investment requirements impact my feature and contract?


Before you elect a Living Benefit, you should carefully consider whether the investment requirements associated with the Living Benefits meet your investment objectives and risk tolerance.


The investment requirements may reduce the need to rely on the guarantees provided by these Living Benefits because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result,


                                       34



you may have better, or worse, investment returns by allocating your investments more aggressively.


To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


We reserve the right to change the investment requirements at any time for prospectively issued contracts and we will supplement the prospectus prior to any change being effective. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Plus and Polaris Income Builder?

The benefit offered by Polaris Income Plus and Polaris Income Builder is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of your first Benefit Year's Purchase Payments.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT.

If you elect POLARIS INCOME PLUS, the Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage is REDUCED BUT NOT ELIMINATED in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.


For example, if you are age 65 and elected Polaris Income Plus Income Option 1 for one Covered Person and take cumulative withdrawals that are equal to 4% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced from 6% to 2%. However, if you take cumulative withdrawals in the preceding Benefit Year that are equal to or greater than the Maximum Annual Withdrawal Amount applicable to the



                                       35




income option you elected, the Income Credit Percentage for that Benefit Year Anniversary is equal to zero. For example, if you are age 65 and elected two Covered Persons and take cumulative withdrawals that are equal to 5.6% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced to zero because the withdrawal is in excess of the Maximum Annual Withdrawal Amount applicable to two Covered Persons.

If you elect POLARIS INCOME BUILDER, the Income Credit is equal to 5% of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if NO WITHDRAWALS ARE TAKEN in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.


SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" BELOW.


What are the factors used to calculate Polaris Income Plus Daily?

The benefit offered by Polaris Income Plus Daily is calculated by considering the factors described below.

FIRST, we determine the STEP-UP VALUES.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

THIRD, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).


The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected.


Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


How can the Income Base and Income Credit Base be increased for Polaris Income Plus and Polaris Income Builder?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest


                                       36



Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


How can the Income Base be increased for Polaris Income Plus Daily?

IF NO WITHDRAWALS HAVE BEEN TAKEN, the Income Base is increased daily to the Step-up Value.

AFTER THE FIRST WITHDRAWAL HAS BEEN TAKEN, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the first withdrawal ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

AFTER THE FIRST LOOK-BACK, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the last Benefit Year Anniversary or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?"AND"WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?"BELOW.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED FOR POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" AND "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" ABOVE.

DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" AND "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


What are the effects of withdrawals on Polaris Income Plus and Polaris Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.


YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced


                                       37



     by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under these Living Benefits, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under these Living Benefits will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under these Living Benefits must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

What are the effects of withdrawals on Polaris Income Plus Daily?

The Maximum Annual Withdrawal Amount and the Income Base may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.


YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will


                                       38



     receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

     LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the highest Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What is the fee for Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily?

The fee for Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE.

For Polaris Income Plus and Polaris Income Builder, an increase in the Income Base due to an addition of an Income Credit, attaining a new Highest Anniversary Value or an addition of subsequent Purchase Payments prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

For Polaris Income Plus Daily, an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you


                                       39



annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

Due to the investment requirements associated with the election of these Living Benefits, you may invest a portion of your assets in the following Variable
Portfolios:

     o     SA BlackRock VCP Global Multi Asset Portfolio

     o     SA Schroders VCP Global Allocation Portfolio

     o     SA T. Rowe Price VCP Balanced Portfolio

     o     SunAmerica Dynamic Allocation Portfolio

     o     SunAmerica Dynamic Strategy Portfolio

     o     VCP Managed Asset Allocation SAST Portfolio

     o     VCP Total Return Balanced Portfolio

     o     VCP Value Portfolio

Each of these Variable Portfolios utilize an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

In addition, for Polaris Income Plus and Polaris Income Builder, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        ADDITIONAL IMPORTANT INFORMATION

                   APPLICABLE TO ALL OPTIONAL LIVING BENEFITS
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When and how may I elect a Living Benefit?


You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.


POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY --
IF YOU ELECT ONE COVERED PERSON:


                                  COVERED PERSON
                            MINIMUM AGE     MAXIMUM AGE
         One Owner              45              80
      Joint Owners(1)           45              80

                                       40



POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY --
IF YOU ELECT TWO COVERED PERSONS:


                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE         AGE         AGE         AGE
      NON-QUALIFIED:
      Joint Owners(2)         45          80          45          85
      NON-QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           45          80          45        N/A(3)
        QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           45          80          45        N/A(3)

POLARIS INCOME BUILDER --
IF YOU ELECT ONE COVERED PERSON:


                                  COVERED PERSON
                            MINIMUM AGE     MAXIMUM AGE
         One Owner              65              80
      Joint Owners(1)           65              80

POLARIS INCOME BUILDER --
IF YOU ELECT TWO COVERED PERSONS:


                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE         AGE         AGE         AGE
      NON-QUALIFIED:
      Joint Owners(2)         65          80          65          85
      NON-QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           65          80          65        N/A(3)
        QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           65          80          65        N/A(3)

(1)   Based on the age of the older Owner.

(2)   Based on the age of the younger Joint Owner.


(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The Spousal Beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.



If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected Polaris Income Plus and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base, an Income Credit equal to the difference between the RMD and 6% of the Income Base will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than 6% of the Income Base, no Income Credit will be included in the calculation of the Income Base.

If you have elected Polaris Income Builder, no Income Credit will be included in the calculation of the Income Base when an RMD is taken.


What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?


If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:


     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.


                                       41



The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DO POLARIS INCOME PLUS AND POLARIS INCOME BUILDER WORK?" AND "HOW DOES POLARIS INCOME PLUS DAILY WORK?"ABOVE.


FOR POLARIS INCOME PLUS AND POLARIS INCOME BUILDER ONLY

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


FOR POLARIS INCOME PLUS DAILY ONLY

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values as described under "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?"


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.


What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for Highest Anniversary Values or additional Income Credits if you elected Polaris Income Plus or Polaris Income Builder. The Income Base will no longer be adjusted for Step-up Values if you elected Polaris Income Plus Daily.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


   CANCELLATION                     CANCELLATION
 REQUEST RECEIVED                  EFFECTIVE DATE
     Years 1-5              5th Benefit Year Anniversary
     Years 5+         Benefit Quarter Anniversary following the
                         receipt of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


                                       42



What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus, Polaris Income Builder or Polaris Income Plus Daily?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to a money market or similar portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF ANY LIVING BENEFIT.


Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or


     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.


Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

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                                 DEATH BENEFITS
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If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

You designate your Beneficiary(ies) who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving


                                       43



joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death in Good Order. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next NYSE business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to a money market or similar portfolio or available Fixed Account by contacting the Annuity Service Center. We consider due proof of death in Good Order to be satisfactory written proof of death which may include: (1) a certified copy of the death certificate; (2) a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or (3) a written statement by a medical doctor who attended the deceased at the time of death.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM

The Extended Legacy Program can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program and may be requested from the Annuity Service Center.

We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.


If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork in Good Order, we will increase the contract value by the amount which the death benefit exceeds contract value.


There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.

We may offer Variable Portfolios currently available under the Separate Account to the Beneficiary upon election of the


                                       44



Extended Legacy Program. These Variable Portfolios may differ from those available to the original Owner; in addition, the Variable Portfolios may be of a different share class subject to higher 12b-1 fees. The Beneficiary may transfer funds among the Variable Portfolios. Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary.

If the Beneficiary elects the Extended Legacy Program, we will charge a lower annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


INHERITED ACCOUNT PROGRAM


The Inherited Account Program can allow a Beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company. The Beneficiary of the transferred contract may elect the Inherited Account Program on the Inherited Account and Required Minimum Distribution Election Form along with a new contract application. The Beneficiary of the transferred contract becomes the Owner of the contract issued by us.


There are certain restrictions applicable to the Inherited Account Program. No Purchase Payments are permitted after the contract has been issued. Optional Living Benefits cannot be elected under the Inherited Account Program. The contract may not be assigned and ownership may not be changed or jointly owned.

The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts. Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges. All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options. Upon your death, your designated Beneficiary will receive the standard death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.


PLEASE CONSULT A TAX ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.



DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.


                                       45



DEATH BENEFIT OPTIONS

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the Living Benefits described above.


STANDARD DEATH BENEFIT

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT


For an additional fee, you may elect the optional Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.


This feature may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract. If the Continuing Spouse terminates any optional death benefit, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

Non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract


                                       46



should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract.


Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the optional Maximum Anniversary Value death benefit, the death benefit payable upon the Continuing Spouse's death would differ depending on the Continuing Spouse's age on the Continuation Date. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.


The Continuing Spouse may not terminate the Maximum Anniversary Value death benefit if elected at contract issue. To the extent that the Continuing Spouse invests in the Variable Portfolios, he/she will be subject to investment risk as was the original Owner.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AND WE WILL SUPPLEMENT THE PROSPECTUS PRIOR TO ANY CHANGE BEING EFFECTIVE.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

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                                    EXPENSES
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There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as the Separate Account Charge or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT CHARGES

The annualized Separate Account Charge is 1.30% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.


Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for seven complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:


WITHDRAWAL CHARGE SCHEDULE


YEARS SINCE
PURCHASE PAYMENT
RECEIPT                1    2    3    4    5    6    7   8+
 WITHDRAWAL CHARGE   8%   7%   6%   5%   4%   3%   2%   0%

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal


                                       47



Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.


12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Class 2 shares of Franklin Templeton Variable Insurance Products Trust, Class Service shares of Goldman Sachs Variable Insurance Trust, and Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds). This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

PLEASE SEE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.


TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL LIVING BENEFIT FEES


The Living Benefit fees will be calculated as a percentage of the Income Base for all years in which the Living Benefits are in effect. The fee depends on whether you elect to cover one or two lives. The Living Benefit fee is charged and received by the Company in consideration of the living benefit guarantees provided to you.


The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts, which in total equals the amount of the fee. If your contract value is reduced to zero before the Living Benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


                                       48



OPTIONAL POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY LIVING BENEFIT FEE


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).


PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be 6.00% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
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PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.00% of each Purchase


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Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.20% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2015 in the Statement of Additional Information which is available upon request.

NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


PAYMENTS WE RECEIVE


We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.


We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds that are attributable to the contract and to certain other variable insurance products that we and our affiliates issue. Rule 12b-1 fees and service fees paid out of Underlying Fund assets will reduce the amount of assets that otherwise would be available for investment, and reduce the Underlying Fund's investment return. The dollar amount of asset-based payments we receive from the Underlying Funds is not set and will fluctuate over time depending on the Underlying Funds' net asset value and the amount of assets invested.


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ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.525% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.


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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.


BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISER SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.



WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.


If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday.



HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.


WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.


ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the


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Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.


If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially only live long enough to receive one annuity income payment.



ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD


This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.


The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFITS.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and


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     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.


The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.



TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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THE CONTRACTS PROVIDE TAX-DEFERRED ACCUMULATION OVER TIME, BUT MAY BE SUBJECT TO CERTAIN FEDERAL INCOME AND EXCISE TAXES, MENTIONED BELOW. REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS. SECTION REFERENCES ARE TO THE INTERNAL REVENUE CODE ("IRC"). WE DO NOT ATTEMPT TO DESCRIBE ANY POTENTIAL ESTATE OR GIFT TAX, OR ANY APPLICABLE STATE, LOCAL OR FOREIGN TAX LAW OTHER THAN POSSIBLE PREMIUM TAXES MENTIONED UNDER "PREMIUM TAX CHARGE." DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLANS AND PROGRAMS ARE INTENDED FOR GENERAL INFORMATIONAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES.


ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.

If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.

Examples of qualified plans or arrangements are: traditional (pre-tax) IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans (including 401(k) plans), and governmental 457(b) deferred compensation plans. Typically, for employer plans and tax deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.


U.S. DEPARTMENT OF LABOR FIDUCIARY REGULATION


On April 8, 2016 the United States Department of Labor published its final regulation defining fiduciary advice, along with related revisions to certain existing guidance, as well as a new exemption from specific ERISA prohibitions. The requirements under the regulation and related guidance apply primarily to ERISA plans and IRAs. The new requirements generally will not impact your rights under the Contract, they may, however, affect recommendations made by your financial representative and your financial representative's ability to make those recommendations. More specifically, the regulation and related guidance generally will apply to recommendations to buy, sell or hold interests in the Contract, as well as recommendations for



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distributions and rollovers to/from the Contract where the Contract is in an ERISA plan or IRA. The initial compliance date for portions of the new regulation is April 10, 2017, while compliance with other portions of the regulation and guidance is required by January 1, 2018.


AGGREGATION OF CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);


     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;


     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     o for payment of health insurance if you are unemployed and meet certain requirements;


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     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;

     o payments to certain individuals called up for active duty after September 11, 2001; and

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2;
(2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the
IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.


If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.



REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly,


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semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated required minimum distribution at any time by sending a written request to our Annuity Service Center. Upon notification of your death, we will terminate the automated required minimum distribution unless your Beneficiary instructs us otherwise. We reserve the right to change or discontinue this service at any time.


IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.


FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will


                                       56



remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.


OTHER WITHHOLDING TAX


A Contract Owner that is not exempt from United States federal withholding tax should consult its tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.


DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

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                               OTHER INFORMATION
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THE DISTRIBUTOR


AIG Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

AMERICAN GENERAL LIFE INSURANCE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Contracts are issued by AGL in all states, except New York, where they are issued by US Life.


                                       57



THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its home office is 175 Water Street, New York, New York 10038. US Life conducts life insurance and annuity business primarily in the state of New York.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL and US Life are regulated for the benefit of policy owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL and US Life are required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require AGL and US Life to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's and US Life's operations.

AIG is a leading international insurance organization serving customers in more than 100 countries and jurisdictions. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.

More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Separate Account was a separate account of SunAmerica Annuity, originally established under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Separate Account was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.

These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account


                                       58



are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.

INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we


                                       59



receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.


Various lawsuits against the Company have arisen in the ordinary course of business. As of December 13, 2016, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.



REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

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                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Master-Feeder Structure

Information Regarding the Use of the Volatility Index ("VIX")

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       60

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                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
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            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        (IN ALL STATES EXCEPT NEW YORK)
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                                                                           FISCAL YEAR     FISCAL YEAR
                                                             INCEPTION        ENDED           ENDED
VARIABLE PORTFOLIOS                                         TO 12/31/09      12/31/10        12/31/11
========================================================== ============= =============== ===============
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$5.307     (a)$7.064       (a)$8.428
                                                           (b)$5.306     (b)$7.017       (b)$8.316
 Ending AUV............................................... (a)$7.064     (a)$8.428       (a)$8.134
                                                           (b)$7.017     (b)$8.316       (b)$7.974
 Ending Number of AUs..................................... (a)8,651      (a)67,576       (a)211,903
                                                           (b)5,560      (b)7,075        (b)7,075

-----------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$7.675     (a)$9.248       (a)$10.223
                                                           (b)$7.673     (b)$9.139       (b)$10.026
 Ending AUV............................................... (a)$9.248     (a)$10.223      (a)$10.190
                                                           (b)$9.139     (b)$10.026      (b)$9.929
 Ending Number of AUs..................................... (a)18,473     (a)661,124      (a)1,396,870
                                                           (b)13         (b)17,259       (b)46,165

-----------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$7.598     (a)$10.333      (a)$11.362
                                                           (b)$7.597     (b)$10.269      (b)$11.219
 Ending AUV............................................... (a)$10.333    (a)$11.362      (a)$10.190
                                                           (b)$10.269    (b)$11.219      (b)$9.996
 Ending Number of AUs..................................... (a)214,389    (a)2,106,282    (a)5,656,679
                                                           (b)23,265     (b)75,062       (b)141,456

-----------------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$6.814     (a)$8.806       (a)$10.285
                                                           (b)$6.812     (b)$8.754       (b)$10.158
 Ending AUV............................................... (a)$8.806     (a)$10.285      (a)$9.688
                                                           (b)$8.754     (b)$10.158      (b)$9.506
 Ending Number of AUs..................................... (a)157,882    (a)1,025,186    (a)2,542,152
                                                           (b)28,050     (b)100,608      (b)119,281

-----------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$6.835     (a)$8.697       (a)$9.535
                                                           (b)$6.833     (b)$8.645       (b)$9.417
 Ending AUV............................................... (a)$8.697     (a)$9.535       (a)$9.210
                                                           (b)$8.645     (b)$9.417       (b)$9.037
 Ending Number of AUs..................................... (a)53,285     (a)525,164      (a)1,586,603
                                                           (b)19,758     (b)76,473       (b)106,740

-----------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$8.501     (a)$10.300      (a)$11.546
                                                           (b)$8.499     (b)$10.167      (b)$11.283
 Ending AUV............................................... (a)$10.300    (a)$11.546      (a)$11.474
                                                           (b)$10.167    (b)$11.283      (b)$11.139
 Ending Number of AUs..................................... (a)4,406      (a)52,850       (a)120,753
                                                           (b)12         (b)3,695        (b)5,905

-----------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$8.045     (a)$9.797       (a)$10.788
                                                           (b)$8.043     (b)$9.709       (b)$10.618
 Ending AUV............................................... (a)$9.797     (a)$10.788      (a)$10.864
                                                           (b)$9.709     (b)$10.618      (b)$10.624
 Ending Number of AUs..................................... (a)37,315     (a)123,657      (a)368,699
                                                           (b)13         (b)7,564        (b)7,832

-----------------------------------------------------------



                                                             FISCAL YEAR      FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                                ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                            12/31/12        12/31/13         12/31/14         12/31/15
========================================================== =============== ================ ================ ===============
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$8.134       (a)$9.308        (a)$13.101       (a)$12.970
                                                           (b)$7.974       (b)$9.052        (b)$12.658       (b)$12.451
 Ending AUV............................................... (a)$9.308       (a)$13.101       (a)$12.970       (a)$12.620
                                                           (b)$9.052       (b)$12.658       (b)$12.451       (b)$12.036
 Ending Number of AUs..................................... (a)286,201      (a)263,943       (a)294,999       (a)378,586
                                                           (b)3,395        (b)3,383         (b)3,383         (b)3,383

-----------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$10.190      (a)$11.646       (a)$14.182       (a)$14.709
                                                           (b)$9.929       (b)$11.273       (b)$13.639       (b)$14.055
 Ending AUV............................................... (a)$11.646      (a)$14.182       (a)$14.709       (a)$14.677
                                                           (b)$11.273      (b)$13.639       (b)$14.055       (b)$13.933
 Ending Number of AUs..................................... (a)1,539,848    (a)1,712,107     (a)2,080,670     (a)2,169,289
                                                           (b)41,821       (b)39,774        (b)43,590        (b)42,233

-----------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$10.190      (a)$12.294       (a)$15.635       (a)$15.737
                                                           (b)$9.996       (b)$11.983       (b)$15.141       (b)$15.140
 Ending AUV............................................... (a)$12.294      (a)$15.635       (a)$15.737       (a)$16.568
                                                           (b)$11.983      (b)$15.141       (b)$15.140       (b)$15.837
 Ending Number of AUs..................................... (a)5,825,024    (a)5,411,595     (a)5,344,542     (a)4,916,395
                                                           (b)137,526      (b)123,774       (b)115,537       (b)100,942

-----------------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$9.688       (a)$11.241       (a)$14.397       (a)$15.375
                                                           (b)$9.506       (b)$10.959       (b)$13.945       (b)$14.796
 Ending AUV............................................... (a)$11.241      (a)$14.397       (a)$15.375       (a)$16.169
                                                           (b)$10.959      (b)$13.945       (b)$14.796       (b)$15.459
 Ending Number of AUs..................................... (a)2,857,660    (a)2,782,317     (a)2,814,911     (a)2,716,896
                                                           (b)118,767      (b)117,577       (b)111,623       (b)97,410

-----------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$9.210       (a)$10.651       (a)$13.994       (a)$15.233
                                                           (b)$9.037       (b)$10.383       (b)$13.554       (b)$14.659
 Ending AUV............................................... (a)$10.651      (a)$13.994       (a)$15.233       (a)$15.212
                                                           (b)$10.383      (b)$13.554       (b)$14.659       (b)$14.543
 Ending Number of AUs..................................... (a)1,910,263    (a)1,923,687     (a)2,076,204     (a)2,201,833
                                                           (b)110,346      (b)110,818       (b)96,165        (b)84,485

-----------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$11.474      (a)$12.647       (a)$14.681       (a)$15.533
                                                           (b)$11.139      (b)$12.189       (b)$14.035       (b)$14.754
 Ending AUV............................................... (a)$12.647      (a)$14.681       (a)$15.533       (a)$15.031
                                                           (b)$12.189      (b)14.035        (b)$14.754       (b)$14.184
 Ending Number of AUs..................................... (a)169,669      (a)201,136       (a)226,271       (a)197,245
                                                           (b)12           (b)0             (b)0             (b)0

-----------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$10.864      (a)$12.101       (a)$14.237       (a)$15.622
                                                           (b)$10.624      (b)$11.756       (b)$13.742       (b)$14.982
 Ending AUV............................................... (a)$12.101      (a)$14.237       (a)$15.622       (a)$15.386
                                                           (b)$11.756      (b)$13.742       (b)$14.982       (b)$14.660
 Ending Number of AUs..................................... (a)455,685      (a)590,120       (a)764,308       (a)706,415
                                                           (b)24,835       (b)17,428        (b)20,325        (b)17,514

-----------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, which is no longer available.


                                      A-1

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--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                             FISCAL YEAR      FISCAL YEAR
                                              INCEPTION         ENDED            ENDED
VARIABLE PORTFOLIOS                          TO 12/31/09      12/31/10         12/31/11
=========================================== ============= ================ ================
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$7.571     (a)$9.632        (a)$10.670
                                            (b)$7.569     (b)$9.567        (b)$10.530
 Ending AUV................................ (a)$9.632     (a)$10.670       (a)$9.919
                                            (b)$9.567     (b)$10.530       (b)$9.725
 Ending Number of AUs...................... (a)46,647     (a)482,161       (a)1,097,615
                                            (b)3,229      (b)12,510        (b)28,190

--------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$8.034     (a)$10.786       (a)$13.034
                                            (b)$8.032     (b)$10.714       (b)$12.863
 Ending AUV................................ (a)$10.786    (a)$13.034       (a)$11.929
                                            (b)$10.714    (b)$12.863       (b)$11.696
 Ending Number of AUs...................... (a)84,681     (a)675,909       (a)2,107,734
                                            (b)10,414     (b)28,500        (b)57,042

--------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$7.015     (a)$9.129        (a)$9.820
                                            (b)$7.014     (b)$9.043        (b)$9.611
 Ending AUV................................ (a)$9.129     (a)$9.820        (a)$9.541
                                            (b)$9.043     (b)$9.611        (b)$9.277
 Ending Number of AUs...................... (a)248        (a)646           (a)6,641
                                            (b)15         (b)15            (b)11,195

--------------------------------------------
CASH MANAGEMENT* - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$10.245    (a)$10.152       (a)$9.972
                                            (b)$10.243    (b)$10.044       (b)$9.795
 Ending AUV................................ (a)$10.152    (a)$9.972        (a)$9.792
                                            (b)$10.044    (b)$9.795        (b)$9.556
 Ending Number of AUs...................... (a)9,286      (a)474,885       (a)935,815
                                            (b)336        (b)13,392        (b)50,029

--------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$10.304    (a)$12.410       (a)$13.559
                                            (b)$10.302    (b)$12.322       (b)$13.376
 Ending AUV................................ (a)$12.410    (a)$13.559       (a)$14.206
                                            (b)$12.322    (b)$13.376       (b)$13.924
 Ending Number of AUs...................... (a)124,953    (a)1,272,683     (a)3,308,381
                                            (b)8,846      (b)26,846        (b)61,324

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$7.124     (a)$9.108        (a)$10.471
                                            (b)$7.122     (b)$9.020        (b)$10.301
 Ending AUV................................ (a)$9.108     (a)$10.471       (a)$11.617
                                            (b)$9.020     (b)$10.301       (b)$11.355
 Ending Number of AUs...................... (a)18         (a)138,384       (a)326,655
                                            (b)5,714      (b)6,910         (b)11,160

--------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$8.141     (a)$12.204       (a)$14.241
                                            (b)$8.140     (b)$12.134       (b)$14.067
 Ending AUV................................ (a)$12.204    (a)$14.241       (a)$10.364
                                            (b)$12.134    (b)$14.067       (b)$10.171
 Ending Number of AUs...................... (a)31,966     (a)303,938       (a)930,884
                                            (b)13,086     (b)35,159        (b)52,060

--------------------------------------------



                                               FISCAL YEAR      FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                  ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                             12/31/12         12/31/13         12/31/14         12/31/15
=========================================== ================ ================ ================ ===============
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$9.919        (a)$10.897       (a)$14.374       (a)$15.840
                                            (b)$9.725        (b)$10.615       (b)$13.912       (b)$15.232
 Ending AUV................................ (a)$10.897       (a)$14.374       (a)$15.840       (a)$16.281
                                            (b)$10.615       (b)$13.912       (b)$15.232       (b)$15.554
 Ending Number of AUs...................... (a)1,201,482     (a)1,068,895     (a)1,116,792     (a)1,182,587
                                            (b)29,251        (b)28,095        (b)27,168        (b)33,826

--------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$11.929       (a)$14.552       (a)$19.461       (a)$22.083
                                            (b)$11.696       (b)$14.176       (b)$18.836       (b)$21.236
 Ending AUV................................ (a)$14.552       (a)$19.461       (a)$22.083       (a)$23.642
                                            (b)$14.176       (b)$18.836       (b)$21.236       (b)$22.587
 Ending Number of AUs...................... (a)2,326,552     (a)2,176,009     (a)2,165,172     (a)2,181,302
                                            (b)58,085        (b)55,839        (b)51,635        (b)48,019

--------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$9.541        (a)$10.702       (a)$13.621       (a)$14.564
                                            (b)$9.277        (b)$10.339       (b)$13.074       (b)$13.888
 Ending AUV................................ (a)$10.702       (a)$13.621       (a)$14.564       (a)$15.139
                                            (b)$10.339       (b)$13.074       (b)$13.888       (b)$14.344
 Ending Number of AUs...................... (a)14,911        (a)22,256        (a)37,971        (a)84,234
                                            (b)15,974        (b)15,494        (b)12,088        (b)11,704

--------------------------------------------
CASH MANAGEMENT* - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$9.792        (a)$9.617        (a)$9.445        (a)$9.274
                                            (b)$9.556        (b)$9.325        (b)$9.099        (b)$8.876
 Ending AUV................................ (a)$9.617        (a)$9.445        (a)$9.274        (a)$9.112
                                            (b)$9.325        (b)$9.099        (b)$8.876        (b)$8.664
 Ending Number of AUs...................... (a)1,359,794     (a)1,852,907     (a)3,100,180     (a)4,318,851
                                            (b)38,215        (b)30,271        (b)2,762         (b)13,693

--------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$14.206       (a)$15.585       (a)$15.560       (a)$16.210
                                            (b)$13.924       (b)$15.175       (b)$15.054       (b)$15.581
 Ending AUV................................ (a)$15.585       (a)$15.560       (a)$16.210       (a)$15.766
                                            (b)$15.175       (b)$15.054       (b)$15.581       (b)$15.056
 Ending Number of AUs...................... (a)4,265,515     (a)5,233,488     (a)5,679,166     (a)6,184,756
                                            (b)68,923        (b)68,285        (b)63,506        (b)59,440

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$11.617       (a)$13.019       (a)$17.514       (a)$19.100
                                            (b)$11.355       (b)$12.643       (b)$16.898       (b)$18.308
 Ending AUV................................ (a)$13.019       (a)$17.514       (a)$19.100       (a)$19.195
                                            (b)$12.643       (b)$16.898       (b)$18.308       (b)$18.280
 Ending Number of AUs...................... (a)447,149       (a)656,090       (a)911,674       (a)782,747
                                            (b)11,950        (b)16,005        (b)17,146        (b)19,297

--------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$10.364       (a)$12.118       (a)$11.528       (a)$10.682
                                            (b)$10.171       (b)$11.815       (b)$11.167       (b)$10.281
 Ending AUV................................ (a)$12.118       (a)$11.528       (a)$10.682       (a)$9.016
                                            (b)$11.815       (b)$11.167       (b)$10.281       (b)$8.621
 Ending Number of AUs...................... (a)1,025,123     (a)1,301,734     (a)1,439,482     (a)1,652,245
                                            (b)50,321        (b)50,226        (b)33,902        (b)35,812

--------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, which is no longer available.


        * On May 2, 2016, the Cash Management Portfolio changed to the Ultra Short Bond Portfolio.

                                      A-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                              FISCAL YEAR      FISCAL YEAR
                                                               INCEPTION         ENDED            ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/09      12/31/10         12/31/11
============================================================ ============= ================ ================
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.794     (a)$8.476        (a)$9.777
                                                             (b)$6.792     (b)$8.377        (b)$9.532
 Ending AUV................................................. (a)$8.476     (a)$9.777        (a)$9.616
                                                             (b)$8.377     (b)$9.532        (b)$9.311
 Ending Number of AUs....................................... (a)0          (a)38,688        (a)61,323
                                                             (b)15         (b)15            (b)1,992

-------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.116     (a)$9.408        (a)$9.558
                                                             (b)$7.115     (b)$9.348        (b)$9.435
 Ending AUV................................................. (a)$9.408     (a)$9.558        (a)$8.316
                                                             (b)$9.348     (b)$9.435        (b)$8.156
 Ending Number of AUs....................................... (a)220,385    (a)2,327,498     (a)6,692,945
                                                             (b)25,180     (b)81,005        (b)153,610

-------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.607     (a)$8.523        (a)$9.275
                                                             (b)$6.606     (b)$8.443        (b)$9.089
 Ending AUV................................................. (a)$8.523     (a)$9.275        (a)$9.014
                                                             (b)$8.443     (b)$9.089        (b)$8.772
 Ending Number of AUs....................................... (a)143,175    (a)305,497       (a)583,043
                                                             (b)16         (b)15            (b)13,720

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.300     (a)$9.454        (a)$10.514
                                                             (b)$7.298     (b)$9.378        (b)$10.363
 Ending AUV................................................. (a)$9.454     (a)$10.514       (a)$10.625
                                                             (b)$9.378     (b)$10.363       (b)$10.405
 Ending Number of AUs....................................... (a)39,082     (a)587,958       (a)1,614,375
                                                             (b)2,742      (b)5,099         (b)35,105

-------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.065     (a)$9.111        (a)$10.497
                                                             (b)$7.064     (b)$9.014        (b)$10.279
 Ending AUV................................................. (a)$9.111     (a)$10.497       (a)$9.769
                                                             (b)$9.014     (b)$10.279       (b)$9.516
 Ending Number of AUs....................................... (a)1,914      (a)12,358        (a)65,703
                                                             (b)14         (b)14            (b)126

-------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.942    (a)$12.131       (a)$12.695
                                                             (b)$10.939    (b)$12.042       (b)$12.520
 Ending AUV................................................. (a)$12.131    (a)$12.695       (a)$13.218
                                                             (b)$12.042    (b)$12.520       (b)$12.952
 Ending Number of AUs....................................... (a)68,646     (a)526,421       (a)1,421,192
                                                             (b)4,399      (b)16,433        (b)29,953

-------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.552     (a)$8.645        (a)$9.733
                                                             (b)$6.551     (b)$8.585        (b)$9.603
 Ending AUV................................................. (a)$8.645     (a)$9.733        (a)$8.588
                                                             (b)$8.585     (b)$9.603        (b)$8.418
 Ending Number of AUs....................................... (a)15,696     (a)76,642        (a)298,316
                                                             (b)5,367      (b)8,189         (b)7,262

-------------------------------------------------------------



                                                                FISCAL YEAR      FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                                   ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                              12/31/12         12/31/13         12/31/14         12/31/15
============================================================ ================ ================ ================ ===============
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.616        (a)$11.063       (a)$14.295       (a)$15.545
                                                             (b)$9.311        (b)$10.643       (b)$13.664       (b)$14.762
 Ending AUV................................................. (a)$11.063       (a)$14.295       (a)$15.545       (a)$15.765
                                                             (b)$10.643       (b)$13.664       (b)$14.762       (b)$14.874
 Ending Number of AUs....................................... (a)120,892       (a)238,392       (a)459,499       (a)453,200
                                                             (b)3,470         (b)5,351         (b)5,450         (b)2,963

-------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.316        (a)$9.792        (a)$11.898       (a)$10.925
                                                             (b)$8.156        (b)$9.542        (b)$11.518       (b)$10.508
 Ending AUV................................................. (a)$9.792        (a)$11.898       (a)$10.925       (a)$10.258
                                                             (b)$9.542        (b)$11.518       (b)$10.508       (b)$9.802
 Ending Number of AUs....................................... (a)7,198,139     (a)6,884,711     (a)7,355,009     (a)7,371,084
                                                             (b)148,257       (b)131,137       (b)131,543       (b)127,717

-------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.014        (a)$10.261       (a)$12.538       (a)$12.728
                                                             (b)$8.772        (b)$9.922        (b)$12.044       (b)$12.148
 Ending AUV................................................. (a)$10.261       (a)$12.538       (a)$12.728       (a)$11.783
                                                             (b)$9.922        (b)$12.044       (b)$12.148       (b)$11.173
 Ending Number of AUs....................................... (a)555,601       (a)617,081       (a)755,589       (a)616,339
                                                             (b)13,350        (b)17,141        (b)14,720        (b)14,317

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.625       (a)$11.815       (a)$13.289       (a)$13.723
                                                             (b)$10.405       (b)$11.494       (b)$12.845       (b)$13.179
 Ending AUV................................................. (a)$11.815       (a)$13.289       (a)$13.723       (a)$12.590
                                                             (b)$11.494       (b)$12.845       (b)$13.179       (b)$12.012
 Ending Number of AUs....................................... (a)2,098,825     (a)2,132,029     (a)2,363,425     (a)2,356,364
                                                             (b)29,071        (b)32,331        (b)26,318        (b)27,764

-------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.769        (a)$11.173       (a)$15.080       (a)$15.975
                                                             (b)$9.516        (b)$10.865       (b)$14.569       (b)$15.334
 Ending AUV................................................. (a)$11.173       (a)$15.080       (a)$15.975       (a)$15.970
                                                             (b)$10.865       (b)$14.569       (b)$15.334       (b)$15.229
 Ending Number of AUs....................................... (a)143,927       (a)99,522        (a)126,374       (a)116,174
                                                             (b)5,586         (b)1,499         (b)689           (b)688

-------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.218       (a)$13.520       (a)$12.841       (a)$12.601
                                                             (b)$12.952       (b)$13.162       (b)$12.420       (b)$12.109
 Ending AUV................................................. (a)$13.520       (a)$12.841       (a)$12.601       (a)$12.051
                                                             (b)$13.162       (b)$12.420       (b)$12.109       (b)$11.505
 Ending Number of AUs....................................... (a)2,000,928     (a)2,663,215     (a)3,149,904     (a)3,345,147
                                                             (b)36,742        (b)35,118        (b)28,605        (b)27,102

-------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.588        (a)$9.884        (a)$12.282       (a)$12.600
                                                             (b)$8.418        (b)$9.626        (b)$11.884       (b)$12.113
 Ending AUV................................................. (a)$9.884        (a)$12.282       (a)$12.600       (a)$12.254
                                                             (b)$9.626        (b)$11.884       (b)$12.113       (b)$11.704
 Ending Number of AUs....................................... (a)389,259       (a)369,665       (a)371,152       (a)370,140
                                                             (b)13,295        (b)13,294        (b)13,735        (b)14,273

-------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, which is no longer available.


                                      A-3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                          FISCAL YEAR      FISCAL YEAR
                                                           INCEPTION         ENDED            ENDED
VARIABLE PORTFOLIOS                                       TO 12/31/09      12/31/10         12/31/11
======================================================== ============= ================ ================
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$10.882    (a)$11.134       (a)$11.510
                                                         (b)$10.880    (b)$11.057       (b)$11.356
 Ending AUV............................................. (a)$11.134    (a)$11.510       (a)$12.136
                                                         (b)$11.057    (b)$11.356       (b)$11.896
 Ending Number of AUs................................... (a)151,610    (a)1,160,352     (a)2,843,327
                                                         (b)8,234      (b)31,403        (b)62,574

---------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$7.141     (a)$9.388        (a)$10.550
                                                         (b)$7.139     (b)$9.288        (b)$10.322
 Ending AUV............................................. (a)$9.388     (a)$10.550       (a)$9.739
                                                         (b)$9.288     (b)$10.322       (b)$9.463
 Ending Number of AUs................................... (a)5,124      (a)28,582        (a)128,428
                                                         (b)14         (b)1,859         (b)1,904

---------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$6.524     (a)$8.224        (a)$9.027
                                                         (b)$6.523     (b)$8.107        (b)$8.799
 Ending AUV............................................. (a)$8.224     (a)$9.027        (a)$9.630
                                                         (b)$8.107     (b)$8.799        (b)$9.325
 Ending Number of AUs................................... (a)3,497      (a)21,556        (a)935,333
                                                         (b)15         (b)6,034         (b)81,739

---------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$7.903     (a)$9.524        (a)$11.659
                                                         (b)$7.902     (b)$9.464        (b)$11.511
 Ending AUV............................................. (a)$9.524     (a)$11.659       (a)$11.208
                                                         (b)$9.464     (b)$11.511       (b)$10.993
 Ending Number of AUs................................... (a)75,611     (a)757,933       (a)1,988,550
                                                         (b)11,490     (b)30,368        (b)55,361

---------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$7.581     (a)$9.718        (a)$10.965
                                                         (b)$7.579     (b)$9.641        (b)$10.808
 Ending AUV............................................. (a)$9.718     (a)$10.965       (a)$11.259
                                                         (b)$9.641     (b)$10.808       (b)$11.025
 Ending Number of AUs................................... (a)98,970     (a)281,348       (a)838,118
                                                         (b)11,266     (b)11,494        (b)49,924

---------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$6.886     (a)$9.406        (a)$10.047
                                                         (b)$6.885     (b)$9.343        (b)$9.916
 Ending AUV............................................. (a)$9.406     (a)$10.047       (a)$8.448
                                                         (b)$9.343     (b)$9.916        (b)$8.283
 Ending Number of AUs................................... (a)17,684     (a)102,127       (a)307,919
                                                         (b)7,376      (b)14,919        (b)24,228

---------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$5.753     (a)$7.837        (a)$8.264
                                                         (b)$5.752     (b)$7.762        (b)$8.119
 Ending AUV............................................. (a)$7.837     (a)$8.264        (a)$7.015
                                                         (b)$7.762     (b)$8.119        (b)$6.847
 Ending Number of AUs................................... (a)4,745      (a)49,345        (a)143,474
                                                         (b)18         (b)6,540         (b)19,292

---------------------------------------------------------



                                                            FISCAL YEAR      FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                               ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                          12/31/12         12/31/13         12/31/14         12/31/15
======================================================== ================ ================ ================ ===============
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$12.136       (a)$12.403       (a)$11.957       (a)$12.382
                                                         (b)$11.896       (b)$12.078       (b)$11.569       (b)$11.903
 Ending AUV............................................. (a)$12.403       (a)$11.957       (a)$12.382       (a)$12.258
                                                         (b)$12.078       (b)$11.569       (b)$11.903       (b)$11.706
 Ending Number of AUs................................... (a)3,994,521     (a)4,815,432     (a)5,226,026     (a)6,360,922
                                                         (b)72,535        (b)73,994        (b)69,125        (b)63,850

---------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$9.739        (a)$10.928       (a)$14.546       (a)$15.930
                                                         (b)$9.463        (b)$10.550       (b)$13.953       (b)$14.666
 Ending AUV............................................. (a)$10.928       (a)$14.546       (a)$15.390       (a)$15.176
                                                         (b)$10.550       (b)$13.953       (b)$14.666       (b)$14.369
 Ending Number of AUs................................... (a)178,562       (a)169,493       (a)178,917       (a)201,341
                                                         (b)1,802         (b)0             (b)0             (b)0

---------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$9.630        (a)$10.785       (a)$13.992       (a)$15.720
                                                         (b)$9.325        (b)$10.376       (b)$13.374       (b)$14.929
 Ending AUV............................................. (a)$10.785       (a)$13.992       (a)$15.720       (a)$15.142
                                                         (b)$10.376       (b)$13.374       (b)$14.929       (b)$14.286
 Ending Number of AUs................................... (a)1,565,901     (a)1,598,208     (a)1,696,957     (a)1,795,169
                                                         (b)83,888        (b)81,851        (b)76,808        (b)77,838

---------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$11.208       (a)$12.974       (a)$17.604       (a)$17.979
                                                         (b)$10.993       (b)$12.643       (b)$17.044       (b)$17.294
 Ending AUV............................................. (a)$12.974       (a)$17.604       (a)$17.979       (a)$17.586
                                                         (b)$12.643       (b)$17.044       (b)$17.294       (b)$16.806
 Ending Number of AUs................................... (a)2,160,650     (a)1,852,306     (a)1,759,394     (a)1,655,036
                                                         (b)58,423        (b)50,561        (b)46,950        (b)46,294

---------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$11.259       (a)$12.968       (a)$13.779       (a)$13.682
                                                         (b)$11.025       (b)$12.617       (b)$13.320       (b)$13.140
 Ending AUV............................................. (a)$12.968       (a)$13.779       (a)$13.682       (a)$12.893
                                                         (b)$12.617       (b)$13.320       (b)$13.140       (b)$12.302
 Ending Number of AUs................................... (a)1,184,126     (a)1,632,566     (a)1,351,233     (a)1,343,411
                                                         (b)64,566        (b)68,088        (b)51,820        (b)49,173

---------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$8.448        (a)$9.761        (a)$11.594       (a)$10.450
                                                         (b)$8.283        (b)$9.509        (b)$11.221       (b)$10.049
 Ending AUV............................................. (a)$9.761        (a)$11.594       (a)$10.450       (a)$10.317
                                                         (b)$9.509        (b)$11.221       (b)$10.049       (b)$9.857
 Ending Number of AUs................................... (a)352,763       (a)442,563       (a)516,141       (a)607,756
                                                         (b)15,921        (b)16,759        (b)16,891        (b)27,368

---------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$7.015        (a)$8.377        (a)$10.067       (a)$8.975
                                                         (b)$6.847        (b)$8.124        (b)$9.699        (b)$8.591
 Ending AUV............................................. (a)$8.377        (a)$10.067       (a)$8.975        (a)$8.695
                                                         (b)$8.124        (b)$9.699        (b)$8.591        (b)$8.270
 Ending Number of AUs................................... (a)168,637       (a)178,181       (a)219,434       (a)232,260
                                                         (b)18,316        (b)22,845        (b)21,553        (b)23,351

---------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, which is no longer available.


                                      A-4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                        FISCAL YEAR      FISCAL YEAR
                                                         INCEPTION         ENDED            ENDED
VARIABLE PORTFOLIOS                                     TO 12/31/09      12/31/10         12/31/11
====================================================== ============= ================ ================
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV........................................ (a)$7.461     (a)$10.054       (a)$11.863
                                                       (b)$7.459     (b)$9.982        (b)$11.658
 Ending AUV........................................... (a)$10.054    (a)$11.863       (a)$10.961
                                                       (b)$9.982     (b)$11.658       (b)$10.623
 Ending Number of AUs................................. (a)4,003      (a)54,048        (a)132,872
                                                       (b)3,929      (b)9             (b)4,937

-------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV........................................ (a)$6.362     (a)$8.362        (a)$9.549
                                                       (b)$6.360     (b)$8.311        (b)$9.430
 Ending AUV........................................... (a)$8.362     (a)$9.549        (a)$9.227
                                                       (b)$8.311     (b)$9.430        (b)$9.053
 Ending Number of AUs................................. (a)149,295    (a)1,361,769     (a)3,289,778
                                                       (b)21,196     (b)44,446        (b)82,099

-------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV........................................ (a)$6.868     (a)$8.977        (a)$9.941
                                                       (b)$6.866     (b)$8.920        (b)$9.814
 Ending AUV........................................... (a)$8.977     (a)$9.941        (a)$9.590
                                                       (b)$8.920     (b)$9.814        (b)$9.406
 Ending Number of AUs................................. (a)159,241    (a)1,543,848     (a)3,878,109
                                                       (b)18,694     (b)69,419        (b)110,493

-------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV........................................ (a)$6.314     (a)$7.910        (a)$9.167
                                                       (b)$6.313     (b)$7.867        (b)$9.058
 Ending AUV........................................... (a)$7.910     (a)$9.167        (a)$8.498
                                                       (b)$7.867     (b)$9.058        (b)$8.343
 Ending Number of AUs................................. (a)88,350     (a)677,384       (a)1,866,796
                                                       (b)5,286      (b)18,975        (b)50,607

-------------------------------------------------------
MANAGED ALLOCATION BALANCED - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV........................................ (a)N/A        (a)$10.759       (a)$11.481
                                                       (b)N/A        (b)$10.548       (b)$11.180
 Ending AUV........................................... (a)N/A        (a)$11.481       (a)$11.385
                                                       (b)N/A        (b)$11.180       (b)$11.014
 Ending Number of AUs................................. (a)N/A        (a)735,665       (a)2,126,800
                                                       (b)N/A        (b)8,184         (b)20,339

-------------------------------------------------------
MANAGED ALLOCATION GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV........................................ (a)N/A        (a)$10.215       (a)$11.173
                                                       (b)N/A        (b)$10.016       (b)$10.874
 Ending AUV........................................... (a)N/A        (a)$11.173       (a)$10.301
                                                       (b)N/A        (b)$10.874       (b)$9.960
 Ending Number of AUs................................. (a)N/A        (a)46,920        (a)226,663
                                                       (b)N/A        (b)6,992         (b)45,099

-------------------------------------------------------
MANAGED ALLOCATION MODERATE - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV........................................ (a)N/A        (a)$10.617       (a)$11.425
                                                       (b)N/A        (b)$10.410       (b)$11.133
 Ending AUV........................................... (a)N/A        (a)$11.425       (a)$11.063
                                                       (b)N/A        (b)$11.133       (b)$10.710
 Ending Number of AUs................................. (a)N/A        (a)790,445       (a)2,921,500
                                                       (b)N/A        (b)15,089        (b)36,886

-------------------------------------------------------



                                                          FISCAL YEAR      FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                             ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                        12/31/12         12/31/13         12/31/14         12/31/15
====================================================== ================ ================ ================ ===============
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV........................................ (a)$10.961       (a)$12.269       (a)$16.931       (a)$18.078
                                                       (b)$10.623       (b)$11.813       (b)$16.035       (b)$17.010
 Ending AUV........................................... (a)$12.269       (a)$16.931       (a)$18.078       (a)$18.692
                                                       (b)$11.813       (b)$16.035       (b)$17.010       (b)$17.474
 Ending Number of AUs................................. (a)123,702       (a)109,309       (a)114,164       (a)95,315
                                                       (b)623           (b)0             (b)0             (b)0

-------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV........................................ (a)$9.227        (a)$10.832       (a)$14.505       (a)$15.620
                                                       (b)$9.053        (b)$10.558       (b)$14.047       (b)$15.029
 Ending AUV........................................... (a)$10.832       (a)$14.505       (a)$15.620       (a)$14.464
                                                       (b)$10.558       (b)$14.047       (b)$15.029       (b)$13.826
 Ending Number of AUs................................. (a)3,527,130     (a)3,272,884     (a)3,241,381     (a)3,343,626
                                                       (b)92,931        (b)85,731        (b)78,531        (b)72,075

-------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV........................................ (a)$9.590        (a)$10.824       (a)$14.294       (a)$15.515
                                                       (b)$9.406        (b)$10.548       (b)$13.839       (b)$14.924
 Ending AUV........................................... (a)$10.824       (a)$14.294       (a)$15.515       (a)$14.807
                                                       (b)$10.548       (b)$13.839       (b)$14.924       (b)$14.151
 Ending Number of AUs................................. (a)4,391,782     (a)3,990,342     (a)3,854,008     (a)3,840,233
                                                       (b)110,609       (b)102,557       (b)96,992        (b)93,976

-------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV........................................ (a)$8.498        (a)$9.402        (a)$12.613       (a)$13.403
                                                       (b)$8.343        (b)$9.171        (b)$12.223       (b)$12.905
 Ending AUV........................................... (a)$9.402        (a)$12.613       (a)$13.403       (a)$12.851
                                                       (b)$9.171        (b)$12.223       (b)$12.905       (b)$12.293
 Ending Number of AUs................................. (a)2,173,904     (a)1,888,694     (a)1,734,729     (a)1,615,549
                                                       (b)53,403        (b)46,751        (b)41,253        (b)42,200

-------------------------------------------------------
MANAGED ALLOCATION BALANCED - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV........................................ (a)$11.385       (a)$12.441       (a)$13.691       (a)$14.233
                                                       (b)$11.014       (b)$11.958       (b)$13.074       (b)$13.504
 Ending AUV........................................... (a)$12.441       (a)$13.691       (a)$14.233       (a)$13.862
                                                       (b)$11.958       (b)$13.074       (b)$13.504       (b)$13.067
 Ending Number of AUs................................. (a)2,873,463     (a)2,837,507     (a)2,846,362     (a)2,717,493
                                                       (b)42,531        (b)44,150        (b)38,031        (b)34,301

-------------------------------------------------------
MANAGED ALLOCATION GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV........................................ (a)$10.301       (a)$11.679       (a)$14.260       (a)$14.812
                                                       (b)$9.960        (b)$11.220       (b)$13.610       (b)$14.045
 Ending AUV........................................... (a)$11.679       (a)$14.260       (a)$14.812       (a)$14.347
                                                       (b)$11.220       (b)$13.610       (b)$14.045       (b)$13.516
 Ending Number of AUs................................. (a)225,686       (a)301,330       (a)349,567       (a)387,275
                                                       (b)39,944        (b)39,937        (b)43,889        (b)22,807

-------------------------------------------------------
MANAGED ALLOCATION MODERATE - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV........................................ (a)$11.063       (a)$12.205       (a)$13.785       (a)$14.323
                                                       (b)$10.710       (b)$11.739       (b)$13.174       (b)$13.598
 Ending AUV........................................... (a)$12.205       (a)$13.785       (a)$14.323       (a)$13.906
                                                       (b)$11.739       (b)$13.174       (b)$13.598       (b)$13.118
 Ending Number of AUs................................. (a)3,693,297     (a)3,716,208     (a)3,864,912     (a)4,027,290
                                                       (b)56,257        (b)54,571        (b)63,426        (b)61,587

-------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, which is no longer available.


                                      A-5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                         FISCAL YEAR      FISCAL YEAR
                                                          INCEPTION         ENDED            ENDED
VARIABLE PORTFOLIOS                                      TO 12/31/09      12/31/10         12/31/11
======================================================= ============= ================ ================
MANAGED ALLOCATION MODERATE GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)N/A        (a)$10.303       (a)$11.155
                                                        (b)N/A        (b)$10.100       (b)$10.863
 Ending AUV............................................ (a)N/A        (a)$11.155       (a)$10.620
                                                        (b)N/A        (b)$10.863       (b)$10.275
 Ending Number of AUs.................................. (a)N/A        (a)874,350       (a)2,789,887
                                                        (b)N/A        (b)82,764        (b)108,968

--------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$7.746     (a)$9.819        (a)$12.129
                                                        (b)$7.744     (b)$9.734        (b)$11.947
 Ending AUV............................................ (a)$9.819     (a)$12.129       (a)$11.234
                                                        (b)$9.734     (b)$11.947       (b)$10.994
 Ending Number of AUs.................................. (a)5,842      (a)276,314       (a)794,854
                                                        (b)78         (b)7,990         (b)26,110

--------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$7.802     (a)$11.090       (a)$12.688
                                                        (b)$7.800     (b)$10.996       (b)$12.499
 Ending AUV............................................ (a)$11.090    (a)$12.688       (a)$9.961
                                                        (b)$10.996    (b)$12.499       (b)$9.750
 Ending Number of AUs.................................. (a)26,691     (a)167,506       (a)494,167
                                                        (b)16,403     (b)101,257       (b)119,185

--------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$4.808     (a)$6.600        (a)$7.792
                                                        (b)$4.807     (b)$6.557        (b)$7.690
 Ending AUV............................................ (a)$6.600     (a)$7.792        (a)$8.297
                                                        (b)$6.557     (b)$7.690        (b)$8.136
 Ending Number of AUs.................................. (a)142,110    (a)1,094,253     (a)2,567,462
                                                        (b)12,100     (b)35,629        (b)77,331

--------------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)N/A        (a)$11.305       (a)$11.425
                                                        (b)N/A        (b)$11.077       (b)$11.128
 Ending AUV............................................ (a)N/A        (a)$11.425       (a)$11.955
                                                        (b)N/A        (b)$11.128       (b)$11.569
 Ending Number of AUs.................................. (a)N/A        (a)1,372,938     (a)3,797,293
                                                        (b)N/A        (b)20,124        (b)62,356

--------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$7.466     (a)$9.759        (a)$10.592
                                                        (b)$7.464     (b)$9.664        (b)$10.374
 Ending AUV............................................ (a)$9.759     (a)$10.592       (a)$10.189
                                                        (b)$9.664     (b)$10.374       (b)$9.892
 Ending Number of AUs.................................. (a)4,893      (a)31,223        (a)110,822
                                                        (b)14         (b)14            (b)940

--------------------------------------------------------
SA JANUS FOCUSED GROWTH* - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$7.329     (a)$9.322        (a)$10.776
                                                        (b)$7.327     (b)$9.266        (b)$10.642
 Ending AUV............................................ (a)$9.322     (a)$10.776       (a)$10.458
                                                        (b)$9.266     (b)$10.642       (b)$10.261
 Ending Number of AUs.................................. (a)71,724     (a)435,168       (a)990,175
                                                        (b)4,546      (b)20,537        (b)24,196

--------------------------------------------------------



                                                           FISCAL YEAR      FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                              ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                         12/31/12         12/31/13         12/31/14         12/31/15
======================================================= ================ ================ ================ ===============
MANAGED ALLOCATION MODERATE GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)$10.620       (a)$11.834       (a)$13.702       (a)$14.222
                                                        (b)$10.275       (b)$11.375       (b)$13.086       (b)$13.494
 Ending AUV............................................ (a)$11.834       (a)$13.702       (a)$14.222       (a)$13.794
                                                        (b)$11.375       (b)$13.086       (b)$13.494       (b)$13.003
 Ending Number of AUs.................................. (a)3,053,471     (a)3,290,803     (a)3,191,803     (a)3,200,426
                                                        (b)90,817        (b)76,316        (b)64,669        (b)64,394

--------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$11.234       (a)$12.837       (a)$18.002       (a)$19.722
                                                        (b)$10.994       (b)$12.481       (b)$17.390       (b)$18.928
 Ending AUV............................................ (a)$12.837       (a)$18.002       (a)$19.722       (a)$19.998
                                                        (b)$12.481       (b)$17.390       (b)$18.928       (b)$19.069
 Ending Number of AUs.................................. (a)914,784       (a)818,878       (a)794,138       (a)789,654
                                                        (b)30,856        (b)28,370        (b)24,494        (b)25,876

--------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$9.961        (a)$10.153       (a)$10.578       (a)$8.485
                                                        (b)$9.750        (b)$9.873        (b)$10.219       (b)$8.145
 Ending AUV............................................ (a)$10.153       (a)$10.578       (a)$8.485        (a)$6.567
                                                        (b)$9.873        (b)$10.219       (b)$8.145        (b)$6.263
 Ending Number of AUs.................................. (a)638,297       (a)657,268       (a)783,549       (a)925,677
                                                        (b)116,277       (b)66,929        (b)61,684        (b)36,474

--------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$8.297        (a)$9.577        (a)$9.234        (a)$11.799
                                                        (b)$8.136        (b)$9.330        (b)$8.937        (b)$11.346
 Ending AUV............................................ (a)$9.577        (a)$9.234        (a)$11.799       (a)$11.829
                                                        (b)$9.330        (b)$8.937        (b)$11.346       (b)$11.302
 Ending Number of AUs.................................. (a)2,922,638     (a)3,398,487     (a)2,749,234     (a)2,481,903
                                                        (b)81,702        (b)83,703        (b)68,993        (b)63,209

--------------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)$11.955       (a)$12.248       (a)$11.456       (a)$11.493
                                                        (b)$11.569       (b)$11.775       (b)$10.943       (b)$10.907
 Ending AUV............................................ (a)$12.248       (a)$11.456       (a)$11.493       (a)$11.191
                                                        (b)$11.775       (b)$10.943       (b)$10.907       (b)$10.551
 Ending Number of AUs.................................. (a)5,055,051     (a)6,324,907     (a)6,739,581     (a)6,951,102
                                                        (b)74,664        (b)83,036        (b)86,896        (b)81,731

--------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$10.189       (a)$11.698       (a)$15.831       (a)$17.796
                                                        (b)$9.892        (b)$11.283       (b)$15.172       (b)$16.944
 Ending AUV............................................ (a)$11.698       (a)$15.831       (a)$17.796       (a)$19.495
                                                        (b)$11.283       (b)$15.172       (b)$16.944       (b)$18.442
 Ending Number of AUs.................................. (a)216,259       (a)193,980       (a)223,689       (a)351,582
                                                        (b)2,696         (b)2,766         (b)6,919         (b)9,013

--------------------------------------------------------
SA JANUS FOCUSED GROWTH* - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$10.458       (a)$11.455       (a)$15.194       (a)$16.640
                                                        (b)$10.261       (b)$11.167       (b)$14.715       (b)$16.012
 Ending AUV............................................ (a)$11.455       (a)$15.194       (a)$16.640       (a)$16.429
                                                        (b)$11.167       (b)$14.715       (b)$16.012       (b)$15.706
 Ending Number of AUs.................................. (a)1,161,349     (a)1,130,334     (a)1,150,094     (a)1,130,864
                                                        (b)24,429        (b)22,399        (b)20,342        (b)18,759

--------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, which is no longer available.



        * On June 30, 2016, the SA Marsico Focused Growth Portfolio was renamed SA Janus Focused Growth Portfolio.


                                      A-6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR      FISCAL YEAR
                                                               INCEPTION         ENDED            ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/09      12/31/10         12/31/11
============================================================ ============= ================ ================
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.461    (a)$12.237       (a)$12.813
                                                             (b)$11.459    (b)$12.160       (b)$12.650
 Ending AUV................................................. (a)$12.237    (a)$12.813       (a)$13.419
                                                             (b)$12.160    (b)$12.650       (b)$13.162
 Ending Number of AUs....................................... (a)353,847    (a)3,036,928     (a)7,345,732
                                                             (b)22,780     (b)86,532        (b)151,306

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE** - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.871     (a)$9.015        (a)$9.957
                                                             (b)$6.870     (b)$8.967        (b)$9.840
 Ending AUV................................................. (a)$9.015     (a)$9.957        (a)$9.390
                                                             (b)$8.967     (b)$9.840        (b)$9.219
 Ending Number of AUs....................................... (a)131,110    (a)1,287,109     (a)3,262,288
                                                             (b)13,480     (b)68,361        (b)158,020

-------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.651     (a)$9.724        (a)$10.646
                                                             (b)$7.649     (b)$9.662        (b)$10.509
 Ending AUV................................................. (a)$9.724     (a)$10.646       (a)$10.282
                                                             (b)$9.662     (b)$10.509       (b)$10.084
 Ending Number of AUs....................................... (a)121,683    (a)1,199,632     (a)3,146,945
                                                             (b)15,762     (b)43,335        (b)85,071

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.244     (a)$9.757        (a)$10.571
                                                             (b)$8.242     (b)$9.689        (b)$10.431
 Ending AUV................................................. (a)$9.757     (a)$10.571       (a)$10.609
                                                             (b)$9.689     (b)$10.431       (b)$10.401
 Ending Number of AUs....................................... (a)60,177     (a)270,635       (a)579,499
                                                             (b)329        (b)14,767        (b)14,256

-------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.695     (a)$8.532        (a)$10.652
                                                             (b)$6.694     (b)$8.476        (b)$10.514
 Ending AUV................................................. (a)$8.532     (a)$10.652       (a)$10.150
                                                             (b)$8.476     (b)$10.514       (b)$9.953
 Ending Number of AUs....................................... (a)80,714     (a)839,190       (a)2,192,103
                                                             (b)12,790     (b)36,913        (b)79,384

-------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.372     (a)$9.864        (a)$12.222
                                                             (b)$7.371     (b)$9.800        (b)$12.063
 Ending AUV................................................. (a)$9.864     (a)$12.222       (a)$11.073
                                                             (b)$9.800     (b)$12.063       (b)$10.858
 Ending Number of AUs....................................... (a)149,907    (a)1,412,358     (a)3,884,706
                                                             (b)16,288     (b)44,449        (b)96,712

-------------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)N/A        (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A

-------------------------------------------------------------



                                                                FISCAL YEAR        FISCAL YEAR        FISCAL YEAR
                                                                   ENDED              ENDED              ENDED
VARIABLE PORTFOLIOS                                               12/31/12          12/31/13           12/31/14
============================================================ ================= ================== ==================
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.419        (a)$14.174         (a)$13.455
                                                             (b)$13.162        (b)$13.812         (b)$13.028
 Ending AUV................................................. (a)$14.174        (a)$13.455         (a)$13.886
                                                             (b)$13.812        (b)$13.028         (b)$13.357
 Ending Number of AUs....................................... (a)10,040,797     (a)12,131,112      (a)12,229,008
                                                             (b)166,406        (b)168,358         (b)150,008

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE** - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.390         (a)$10.421         (a)$13.717
                                                             (b)$9.219         (b)$10.164         (b)$13.293
 Ending AUV................................................. (a)$10.421        (a)$13.717         (a)$14.416
                                                             (b)$10.164        (b)$13.293         (b)$13.880
 Ending Number of AUs....................................... (a)3,767,639      (a)3,483,999       (a)3,569,624
                                                             (b)146,789        (b)134,336         (b)128,177

-------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.282        (a)$12.063         (a)$15.657
                                                             (b)$10.084        (b)$11.754         (b)$15.158
 Ending AUV................................................. (a)$12.063        (a)$15.657         (a)$17.093
                                                             (b)$11.754        (b)$15.158         (b)$16.441
 Ending Number of AUs....................................... (a)3,519,261      (a)3,314,558       (a)3,233,358
                                                             (b)91,320         (b)84,775          (b)80,193

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.609        (a)$11.628         (a)$13.626
                                                             (b)$10.401        (b)$11.326         (b)$13.186
 Ending AUV................................................. (a)$11.628        (a)$13.626         (a)$14.550
                                                             (b)$11.326        (b)$13.186         (b)$13.989
 Ending Number of AUs....................................... (a)846,980        (a)947,314         (a)929,630
                                                             (b)14,914         (b)17,944          (b)17,389

-------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.150        (a)$11.779         (a)$15.702
                                                             (b)$9.953         (b)$11.476         (b)$15.199
 Ending AUV................................................. (a)$11.779        (a)$15.702         (a)$15.463
                                                             (b)$11.476        (b)$15.199         (b)$14.871
 Ending Number of AUs....................................... (a)2,398,013      (a)2,115,967       (a)2,149,639
                                                             (b)75,981         (b)65,347          (b)62,884

-------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.073        (a)$12.930         (a)$17.544
                                                             (b)$10.858        (b)$12.597         (b)$16.982
 Ending AUV................................................. (a)$12.930        (a)$17.544         (a)$18.852
                                                             (b)$12.597        (b)$16.982         (b)$18.129
 Ending Number of AUs....................................... (a)4,290,770      (a)3,783,732       (a)3,499,705
                                                             (b)103,332        (b)86,267          (b)77,530

-------------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)$9.999         (a)$10.540         (a)$12.187
                                                             (b)$9.999         (b)$10.416         (b)$11.942
 Ending AUV................................................. (a)$10.540        (a)$12.187         (a)$12.550
                                                             (b)$10.416        (b)$11.942         (b)$12.217
 Ending Number of AUs....................................... (a)60,745,450     (a)150,632,803     (a)233,894,260
                                                             (b)10             (b)30,376          (b)27,225

-------------------------------------------------------------



                                                                FISCAL YEAR
                                                                   ENDED
VARIABLE PORTFOLIOS                                               12/31/15
============================================================ =================
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.886
                                                             (b)$13.357
 Ending AUV................................................. (a)$13.656
                                                             (b)$13.051
 Ending Number of AUs....................................... (a)12,010,944
                                                             (b)137,266

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE** - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$14.416
                                                             (b)$13.880
 Ending AUV................................................. (a)$14.380
                                                             (b)$13.757
 Ending Number of AUs....................................... (a)3,341,852
                                                             (b)116,489

-------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$17.093
                                                             (b)$16.441
 Ending AUV................................................. (a)$16.867
                                                             (b)$16.118
 Ending Number of AUs....................................... (a)3,139,186
                                                             (b)75,532

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$14.550
                                                             (b)$13.989
 Ending AUV................................................. (a)$14.260
                                                             (b)$13.622
 Ending Number of AUs....................................... (a)973,363
                                                             (b)17,154

-------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$15.463
                                                             (b)$14.871
 Ending AUV................................................. (a)$14.091
                                                             (b)$13.463
 Ending Number of AUs....................................... (a)2,207,061
                                                             (b)62,390

-------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$18.852
                                                             (b)$18.129
 Ending AUV................................................. (a)$17.478
                                                             (b)$16.700
 Ending Number of AUs....................................... (a)3,520,275
                                                             (b)77,139

-------------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)$12.550
                                                             (b)$12.217
 Ending AUV................................................. (a)$11.749
                                                             (b)$11.363
 Ending Number of AUs....................................... (a)304,891,251
                                                             (b)26,074

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, which is no longer available.



        ** On September 8, 2015, the Davis Venture Value Portfolio was renamed SA Legg Mason BW Large Cap Value Portfolio.


                                      A-7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                            FISCAL YEAR   FISCAL YEAR
                                                               INCEPTION       ENDED         ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/09     12/31/10      12/31/11
============================================================ ============= ============= =============
SUNAMERICA DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.007     (a)$9.129     (a)$10.810
                                                             (b)$7.005     (b)$9.016     (b)$10.607
 Ending AUV................................................. (a)$9.129     (a)$10.810    (a)$10.071
                                                             (b)$9.016     (b)$10.607    (b)$9.818
 Ending Number of AUs....................................... (a)5,859      (a)38,025     (a)89,024
                                                             (b)4,057      (b)10,626     (b)23,249

-------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.961     (a)$10.652    (a)$11.913
                                                             (b)$7.959     (b)$10.526    (b)$11.695
 Ending AUV................................................. (a)$10.652    (a)$11.913    (a)$12.464
                                                             (b)$10.526    (b)$11.695    (b)$12.157
 Ending Number of AUs....................................... (a)4,210      (a)38,992     (a)146,265
                                                             (b)1,245      (b)4,877      (b)7,038

-------------------------------------------------------------
VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV.............................................. (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
VCP TOTAL RETURN BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
VCP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------



                                                                FISCAL YEAR      FISCAL YEAR        FISCAL YEAR
                                                                   ENDED            ENDED              ENDED
VARIABLE PORTFOLIOS                                              12/31/12          12/31/13          12/31/14
============================================================ ================ ================= ==================
SUNAMERICA DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)$9.999        (a)$10.426        (a)$12.098
                                                             (b)$9.999        (b)$10.366        (b)$11.929
 Ending AUV................................................. (a)$10.426       (a)$12.098        (a)$12.456
                                                             (b)$10.366       (b)$11.929        (b)$12.202
 Ending Number of AUs....................................... (a)7,520,197     (a)67,261,976     (a)144,266,337
                                                             (b)10            (b)27,017         (b)25,843

-------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.071       (a)$10.686        (a)$13.246
                                                             (b)$9.818        (b)$10.350        (b)$12.746
 Ending AUV................................................. (a)$10.686       (a)$13.246        (a)$16.282
                                                             (b)$10.350       (b)$12.746        (b)$15.566
 Ending Number of AUs....................................... (a)133,647       (a)158,135        (a)186,156
                                                             (b)53,118        (b)80,879         (b)85,571

-------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.464       (a)$13.927        (a)$16.452
                                                             (b)$12.157       (b)$13.495        (b)$15.840
 Ending AUV................................................. (a)$13.927       (a)$16.452        (a)$18.222
                                                             (b)$13.495       (b)$15.840        (b)$17.430
 Ending Number of AUs....................................... (a)206,307       (a)224,523        (a)255,987
                                                             (b)7,021         (b)6,162          (b)3,291

-------------------------------------------------------------
VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV.............................................. (a)$10.000       (a)$10.062        (a)$11.936
                                                             (b)$9.999        (b)$10.037        (b)$11.806
 Ending AUV................................................. (a)$10.062       (a)$11.936        (a)$12.099
                                                             (b)$10.037       (b)$11.806        (b)$11.891
 Ending Number of AUs....................................... (a)210,471       (a)3,372,087      (a)8,753,196
                                                             (b)10            (b)574            (b)599

-------------------------------------------------------------
VCP TOTAL RETURN BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A           (a)$--            (a)$10.834
                                                             (b)N/A           (b)$--            (b)$10.816
 Ending AUV................................................. (a)N/A           (a)$10.834        (a)$11.360
                                                             (b)N/A           (b)$10.816        (b)$11.313
 Ending Number of AUs....................................... (a)N/A           (a)1,951,123      (a)7,479,917
                                                             (b)N/A           (b)374,826        (b)1,218,615

-------------------------------------------------------------
VCP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A           (a)$--            (a)$11.021
                                                             (b)N/A           (b)$--            (b)$11.002
 Ending AUV................................................. (a)N/A           (a)$11.021        (a)$11.776
                                                             (b)N/A           (b)$11.002        (b)$11.727
 Ending Number of AUs....................................... (a)N/A           (a)2,026,947      (a)7,639,621
                                                             (b)N/A           (b)391,312        (b)1,257,088

-------------------------------------------------------------



                                                                FISCAL YEAR
                                                                   ENDED
VARIABLE PORTFOLIOS                                               12/31/15
============================================================ =================
SUNAMERICA DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)$12.456
                                                             (b)$12.202
 Ending AUV................................................. (a)$11.629
                                                             (b)$11.318
 Ending Number of AUs....................................... (a)207,746,225
                                                             (b)24,759

-------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$16.282
                                                             (b)$15.566
 Ending AUV................................................. (a)$17.648
                                                             (b)$16.763
 Ending Number of AUs....................................... (a)232,415
                                                             (b)96,262

-------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$18.222
                                                             (b)$17.430
 Ending AUV................................................. (a)$15.782
                                                             (b)$14.999
 Ending Number of AUs....................................... (a)226,466
                                                             (b)3,329

-------------------------------------------------------------
VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV.............................................. (a)$12.099
                                                             (b)$11.891
 Ending AUV................................................. (a)$11.781
                                                             (b)$11.503
 Ending Number of AUs....................................... (a)27,386,799
                                                             (b)616

-------------------------------------------------------------
VCP TOTAL RETURN BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)$11.360
                                                             (b)$11.313
 Ending AUV................................................. (a)$10.784
                                                             (b)$10.713
 Ending Number of AUs....................................... (a)23,955,465
                                                             (b)3,060,178

-------------------------------------------------------------
VCP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)$11.776
                                                             (b)$11.727
 Ending AUV................................................. (a)$11.360
                                                             (b)$11.284
 Ending Number of AUs....................................... (a)29,241,121
                                                             (b)3,921,183

-------------------------------------------------------------

        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, which is no longer available.


                                      A-8

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                                (NEW YORK ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                           FISCAL YEAR   FISCAL YEAR
                                                            INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                           12/31/09       12/31/10      12/31/11
========================================================== ============== ============= =============
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$5.307      (a)$7.064     (a)$8.428
                                                           (b)$5.304      (b)$7.033     (b)$8.369
 Ending AUV............................................... (a)$7.064      (a)$8.428     (a)$8.134
                                                           (b)$7.033      (b)$8.369     (b)$8.057
 Ending Number of AUs..................................... (a)19          (a)2,261      (a)8,758
                                                           (b)0           (b)695        (b)4,569

-----------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$7.675      (a)$9.248     (a)$10.223
                                                           (b)$7.674      (b)$9.220     (b)$10.167
 Ending AUV............................................... (a)$9.248      (a)$10.223    (a)$10.190
                                                           (b)$9.220      (b)$10.167    (b)$10.109
 Ending Number of AUs..................................... (a)6,788       (a)6,647      (a)12,771
                                                           (b)1,837       (b)1,816      (b)12,147

-----------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$7.598      (a)$10.333    (a)$11.362
                                                           (b)$7.597      (b)$10.310    (b)$11.309
 Ending AUV............................................... (a)$10.333     (a)$11.362    (a)$10.190
                                                           (b)$10.310     (b)$11.309    (b)$10.117
 Ending Number of AUs..................................... (a)18,857      (a)75,937     (a)268,689
                                                           (b)4,411       (b)37,282     (b)133,047

-----------------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$6.814      (a)$8.806     (a)$10.285
                                                           (b)$6.813      (b)$8.787     (b)$10.237
 Ending AUV............................................... (a)$8.806      (a)$10.285    (a)$9.688
                                                           (b)$8.787      (b)$10.237    (b)$9.619
 Ending Number of AUs..................................... (a)3,572       (a)32,367     (a)97,206
                                                           (b)4,470       (b)25,955     (b)67,648

-----------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$6.835      (a)$8.697     (a)$9.535
                                                           (b)$6.836      (b)$8.680     (b)$9.492
 Ending AUV............................................... (a)$8.697      (a)$9.535     (a)$9.210
                                                           (b)$8.680      (b)$9.492     (b)$9.146
 Ending Number of AUs..................................... (a)15,361      (a)28,696     (a)58,298
                                                           (b)569         (b)9,755      (b)22,941

-----------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$8.501      (a)$10.300    (a)$11.546
                                                           (b)$8.503      (b)$10.261    (b)$11.472
 Ending AUV............................................... (a)$10.300     (a)$11.546    (a)$11.474
                                                           (b)$10.261     (b)$11.472    (b)$11.371
 Ending Number of AUs..................................... (a)12          (a)12         (a)48
                                                           (b)1,650       (b)1,610      (b)3,988

-----------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$8.045      (a)$9.797     (a)$10.788
                                                           (b)$8.042      (b)$9.774     (b)$10.736
 Ending AUV............................................... (a)$9.797      (a)$10.788    (a)$10.864
                                                           (b)$9.774      (b)$10.736    (b)$10.784
 Ending Number of AUs..................................... (a)13          (a)13         (a)3,313
                                                           (b)1,733       (b)2,768      (b)3,945

-----------------------------------------------------------



                                                             FISCAL YEAR    FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                                ENDED          ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                           12/31/12        12/31/13        12/31/14       12/31/15
========================================================== ============== =============== =============== ==============
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$8.134      (a)$9.308       (a)$13.101      (a)$12.970
                                                           (b)$8.057      (b)$9.197       (b)$12.912      (b)$12.752
 Ending AUV............................................... (a)$9.308      (a)$13.101      (a)$12.970      (a)$12.620
                                                           (b)$9.197      (b)$12.912      (b)$12.752      (b)$12.376
 Ending Number of AUs..................................... (a)8,982       (a)8,003        (a)7,854        (a)8,603
                                                           (b)7,199       (b)7,150        (b)10,449       (b)9,453

-----------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$10.190     (a)$11.646      (a)$14.182      (a)$14.709
                                                           (b)$10.109     (b)$11.524      (b)$13.998      (b)$14.483
 Ending AUV............................................... (a)$11.646     (a)$14.182      (a)$14.709      (a)$14.677
                                                           (b)$11.524     (b)$13.998      (b)$14.483      (b)$14.415
 Ending Number of AUs..................................... (a)27,011      (a)74,226       (a)132,311      (a)134,090
                                                           (b)12,266      (b)14,544       (b)38,086       (b)38,737

-----------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$10.190     (a)$12.294      (a)$15.635      (a)$15.737
                                                           (b)$10.117     (b)$12.176      (b)$15.445      (b)$15.507
 Ending AUV............................................... (a)$12.294     (a)$15.635      (a)$15.737      (a)$16.568
                                                           (b)$12.176     (b)$15.445      (b)$15.507      (b)$16.285
 Ending Number of AUs..................................... (a)296,107     (a)275,903      (a)277,608      (a)255,984
                                                           (b)150,432     (b)138,739      (b)141,161      (b)136,052

-----------------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$9.688      (a)$11.241      (a)$14.397      (a)$15.375
                                                           (b)$9.619      (b)$11.133      (b)$14.223      (b)$15.151
 Ending AUV............................................... (a)$11.241     (a)$14.397      (a)$15.375      (a)$16.169
                                                           (b)$11.133     (b)$14.223      (b)$15.151      (b)$15.893
 Ending Number of AUs..................................... (a)125,403     (a)134,270      (a)157,033      (a)146,571
                                                           (b)69,968      (b)86,889       (b)96,486       (b)99,898

-----------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$9.210      (a)$10.651      (a)$13.994      (a)$15.233
                                                           (b)$9.146      (b)$10.550      (b)$13.828      (b)$15.014
 Ending AUV............................................... (a)$10.651     (a)$13.994      (a)$15.233      (a)$15.212
                                                           (b)$10.550     (b)$13.828      (b)$15.014      (b)$14.956
 Ending Number of AUs..................................... (a)69,852      (a)75,110       (a)85,727       (a)137,150
                                                           (b)28,512      (b)29,197       (b)34,483       (b)38,381

-----------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$11.474     (a)$12.647      (a)$14.681      (a)$15.533
                                                           (b)$11.371     (b)$12.502      (b)$14.477      (b)$15.279
 Ending AUV............................................... (a)$12.647     (a)$14.681      (a)$15.533      (a)$15.031
                                                           (b)$12.502     (b)$14.477      (b)$15.279      (b)$14.748
 Ending Number of AUs..................................... (a)559         (a)538          (a)2,327        (a)15,529
                                                           (b)7,142       (b)8,788        (b)10,117       (b)13,644

-----------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$10.864     (a)$12.101      (a)$14.237      (a)$15.622
                                                           (b)$10.784     (b)$11.982      (b)$14.062      (b)$15.392
 Ending AUV............................................... (a)$12.101     (a)$14.237      (a)$15.622      (a)$15.386
                                                           (b)$11.982     (b)$14.062      (b)$15.392      (b)$15.122
 Ending Number of AUs..................................... (a)32,850      (a)35,007       (a)43,315       (a)57,178
                                                           (b)4,106       (b)6,678        (b)29,275       (b)26,218

-----------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                            FISCAL YEAR   FISCAL YEAR
                                             INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                            12/31/09       12/31/10      12/31/11
=========================================== ============== ============= =============
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$7.571      (a)$9.632     (a)$10.670
                                            (b)$7.571      (b)$9.612     (b)$10.621
 Ending AUV................................ (a)$9.632      (a)$10.670    (a)$9.919
                                            (b)$9.612      (b)$10.621    (b)$9.849
 Ending Number of AUs...................... (a)1,720       (a)16,662     (a)59,032
                                            (b)1,028       (b)9,189      (b)35,852

--------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$8.034      (a)$10.786    (a)$13.034
                                            (b)$8.025      (b)$10.754    (b)$12.962
 Ending AUV................................ (a)$10.786     (a)$13.034    (a)$11.929
                                            (b)$10.754     (b)$12.962    (b)$11.834
 Ending Number of AUs...................... (a)2,149       (a)20,205     (a)86,558
                                            (b)1,281       (b)14,561     (b)45,019

--------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$7.015      (a)$9.129     (a)$9.820
                                            (b)$7.013      (b)$9.106     (b)$9.769
 Ending AUV................................ (a)$9.129      (a)$9.820     (a)$9.541
                                            (b)$9.106      (b)$9.769     (b)$9.468
 Ending Number of AUs...................... (a)15          (a)15         (a)0
                                            (b)0           (b)0          (b)0

--------------------------------------------
CASH MANAGEMENT* - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$10.245     (a)$10.152    (a)$9.972
                                            (b)$10.248     (b)$10.126    (b)$9.922
 Ending AUV................................ (a)$10.152     (a)$9.972     (a)$9.792
                                            (b)$10.126     (b)$9.922     (b)$9.718
 Ending Number of AUs...................... (a)235         (a)234        (a)0
                                            (b)0           (b)9,962      (b)0

--------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$10.304     (a)$12.410    (a)$13.559
                                            (b)$10.300     (b)$12.380    (b)$13.493
 Ending AUV................................ (a)$12.410     (a)$13.559    (a)$14.206
                                            (b)$12.380     (b)$13.493    (b)$14.102
 Ending Number of AUs...................... (a)4,693       (a)50,478     (a)182,776
                                            (b)2,878       (b)23,784     (b)81,083

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$7.124      (a)$9.108     (a)$10.471
                                            (b)$7.121      (b)$9.057     (b)$10.384
 Ending AUV................................ (a)$9.108      (a)$10.471    (a)$11.617
                                            (b)$9.057      (b)$10.384    (b)$11.493
 Ending Number of AUs...................... (a)14          (a)2,212      (a)4,060
                                            (b)0           (b)319        (b)9,714

--------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$8.141      (a)$12.204    (a)$14.241
                                            (b)$8.140      (b)$12.179    (b)$14.177
 Ending AUV................................ (a)$12.204     (a)$14.241    (a)$10.364
                                            (b)$12.179     (b)$14.177    (b)$10.291
 Ending Number of AUs...................... (a)130         (a)8,581      (a)40,222
                                            (b)1           (b)4,039      (b)14,133

--------------------------------------------



                                             FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                            12/31/12      12/31/13      12/31/14      12/31/15
=========================================== ============= ============= ============= =============
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$9.919     (a)$10.897    (a)$14.374    (a)$15.840
                                            (b)$9.849     (b)$10.793    (b)$14.202    (b)$15.611
 Ending AUV................................ (a)$10.897    (a)$14.374    (a)$15.840    (a)$16.281
                                            (b)$10.793    (b)$14.202    (b)$15.611    (b)$16.005
 Ending Number of AUs...................... (a)69,660     (a)67,489     (a)64,907     (a)78,184
                                            (b)31,691     (b)27,614     (b)28,820     (b)28,945

--------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$11.929    (a)$14.552    (a)$19.461    (a)$22.083
                                            (b)$11.834    (b)$14.400    (b)$19.210    (b)$21.744
 Ending AUV................................ (a)$14.552    (a)$19.461    (a)$22.083    (a)$23.642
                                            (b)$14.400    (b)$19.210    (b)$21.744    (b)$23.220
 Ending Number of AUs...................... (a)106,443    (a)104,933    (a)102,941    (a)112,079
                                            (b)48,892     (b)43,884     (b)45,493     (b)54,171

--------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$9.541     (a)$10.702    (a)$11.920    (a)$14.564
                                            (b)$9.468     (b)$10.594    (b)$11.789    (b)$14.346
 Ending AUV................................ (a)$10.702    (a)$11.920    (a)$14.564    (a)$15.139
                                            (b)$10.594    (b)$11.789    (b)$14.346    (b)$14.875
 Ending Number of AUs...................... (a)0          (a)0          (a)0          (a)1,159
                                            (b)0          (b)0          (b)0          (b)2,667

--------------------------------------------
CASH MANAGEMENT* - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$9.792     (a)$9.617     (a)$9.445     (a)$9.274
                                            (b)$9.718     (b)$9.521     (b)$9.327     (b)$9.135
 Ending AUV................................ (a)$9.617     (a)$9.445     (a)$9.274     (a)$9.112
                                            (b)$9.521     (b)$9.327     (b)$9.135     (b)$8.953
 Ending Number of AUs...................... (a)3,322      (a)14,561     (a)94,767     (a)207,284
                                            (b)30,637     (b)15,092     (b)15,651     (b)58,298

--------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$14.206    (a)$15.585    (a)$15.560    (a)$16.210
                                            (b)$14.102    (b)$15.431    (b)$15.369    (b)$15.971
 Ending AUV................................ (a)$15.585    (a)$15.560    (a)$16.210    (a)$15.766
                                            (b)$15.431    (b)$15.369    (b)$15.971    (b)$15.494
 Ending Number of AUs...................... (a)256,907    (a)325,604    (a)368,746    (a)403,159
                                            (b)115,067    (b)145,922    (b)168,273    (b)181,184

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$11.617    (a)$13.019    (a)$17.514    (a)$19.100
                                            (b)$11.493    (b)$12.848    (b)$17.241    (b)$18.754
 Ending AUV................................ (a)$13.019    (a)$17.514    (a)$19.100    (a)$19.195
                                            (b)$12.848    (b)$17.241    (b)$18.754    (b)$18.800
 Ending Number of AUs...................... (a)15,219     (a)20,777     (a)27,770     (a)32,425
                                            (b)12,260     (b)12,073     (b)21,960     (b)29,288

--------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$10.364    (a)$12.118    (a)$11.528    (a)$10.682
                                            (b)$10.291    (b)$12.003    (b)$11.390    (b)$10.529
 Ending AUV................................ (a)$12.118    (a)$11.528    (a)$10.682    (a)$9.016
                                            (b)$12.003    (b)$11.390    (b)$10.529    (b)$8.864
 Ending Number of AUs...................... (a)42,756     (a)52,907     (a)62,093     (a)68,433
                                            (b)18,674     (b)24,057     (b)25,075     (b)28,959

--------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


        * On May 2, 2016, the Cash Management Portfolio changed to the Ultra Short Bond Portfolio.

                                      A-10

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                             FISCAL YEAR   FISCAL YEAR
                                                              INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/09       12/31/10      12/31/11
============================================================ ============== ============= =============
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.794      (a)$8.476     (a)$9.777
                                                             (b)$6.793      (b)$8.435     (b)$9.703
 Ending AUV................................................. (a)$8.476      (a)$9.777     (a)$9.616
                                                             (b)$8.435      (b)$9.703     (b)$9.520
 Ending Number of AUs....................................... (a)15          (a)15         (a)0
                                                             (b)0           (b)0          (b)0

-------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.116      (a)$9.408     (a)$9.558
                                                             (b)$7.117      (b)$9.390     (b)$9.516
 Ending AUV................................................. (a)$9.408      (a)$9.558     (a)$8.316
                                                             (b)$9.390      (b)$9.516     (b)$8.259
 Ending Number of AUs....................................... (a)7,466       (a)80,826     (a)334,728
                                                             (b)5,714       (b)50,838     (b)182,561

-------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.607      (a)$8.523     (a)$9.275
                                                             (b)$6.604      (b)$8.498     (b)$9.224
 Ending AUV................................................. (a)$8.523      (a)$9.275     (a)$9.014
                                                             (b)$8.498      (b)$9.224     (b)$8.942
 Ending Number of AUs....................................... (a)16          (a)206        (a)5,006
                                                             (b)0           (b)3,149      (b)6,584

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.300      (a)$9.454     (a)$10.514
                                                             (b)$7.301      (b)$9.431     (b)$10.462
 Ending AUV................................................. (a)$9.454      (a)$10.514    (a)$10.625
                                                             (b)$9.431      (b)$10.462    (b)$10.547
 Ending Number of AUs....................................... (a)3,328       (a)5,474      (a)52,629
                                                             (b)1,796       (b)11,085     (b)38,412

-------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.065      (a)$9.111     (a)$10.497
                                                             (b)$7.066      (b)$9.077     (b)$10.430
 Ending AUV................................................. (a)$9.111      (a)$10.497    (a)$9.769
                                                             (b)$9.077      (b)$10.430    (b)$9.683
 Ending Number of AUs....................................... (a)14          (a)321        (a)4,365
                                                             (b)0           (b)249        (b)4,222

-------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.942     (a)$12.131    (a)$12.695
                                                             (b)$10.944     (b)$12.111    (b)$12.641
 Ending AUV................................................. (a)$12.131     (a)$12.695    (a)$13.218
                                                             (b)$12.111     (b)$12.641    (b)$13.130
 Ending Number of AUs....................................... (a)2,011       (a)20,018     (a)52,196
                                                             (b)1,310       (b)6,623      (b)26,315

-------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.552      (a)$8.645     (a)$9.733
                                                             (b)$6.550      (b)$8.613     (b)$9.672
 Ending AUV................................................. (a)$8.645      (a)$9.733     (a)$8.588
                                                             (b)$8.613      (b)$9.672     (b)$8.513
 Ending Number of AUs....................................... (a)16          (a)2,651      (a)10,168
                                                             (b)0           (b)1,092      (b)4,743

-------------------------------------------------------------



                                                              FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                                 ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/12      12/31/13      12/31/14      12/31/15
============================================================ ============= ============= ============= =============
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.616     (a)$11.063    (a)$14.295    (a)$15.545
                                                             (b)$9.520     (b)$10.925    (b)$14.082    (b)$15.275
 Ending AUV................................................. (a)$11.063    (a)$14.295    (a)$15.545    (a)$15.765
                                                             (b)$10.925    (b)$14.082    (b)$15.275    (b)$15.453
 Ending Number of AUs....................................... (a)430        (a)6,853      (a)11,201     (a)13,934
                                                             (b)1,327      (b)3,479      (b)10,434     (b)12,895

-------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.316     (a)$9.792     (a)$11.898    (a)$10.925
                                                             (b)$8.259     (b)$9.701     (b)$11.757    (b)$10.769
 Ending AUV................................................. (a)$9.792     (a)$11.898    (a)$10.925    (a)$10.258
                                                             (b)$9.701     (b)$11.757    (b)$10.769    (b)$10.086
 Ending Number of AUs....................................... (a)381,069    (a)370,176    (a)413,143    (a)424,540
                                                             (b)210,225    (b)202,299    (b)223,393    (b)229,197

-------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.014     (a)$10.261    (a)$12.538    (a)$12.728
                                                             (b)$8.942     (b)$10.155    (b)$12.376    (b)$12.533
 Ending AUV................................................. (a)$10.261    (a)$12.538    (a)$12.728    (a)$11.783
                                                             (b)$10.155    (b)$12.376    (b)$12.533    (b)$11.574
 Ending Number of AUs....................................... (a)11,239     (a)16,213     (a)24,348     (a)29,195
                                                             (b)6,290      (b)5,697      (b)12,812     (b)18,908

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.625    (a)$11.815    (a)$13.289    (a)$13.723
                                                             (b)$10.547    (b)$11.698    (b)$13.125    (b)$13.520
 Ending AUV................................................. (a)$11.815    (a)$13.289    (a)$13.723    (a)$12.590
                                                             (b)$11.698    (b)$13.125    (b)$13.520    (b)$12.373
 Ending Number of AUs....................................... (a)111,503    (a)166,029    (a)264,636    (a)281,435
                                                             (b)41,347     (b)51,191     (b)68,173     (b)97,441

-------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.769     (a)$11.173    (a)$15.080    (a)$15.975
                                                             (b)$9.683     (b)$11.047    (b)$14.872    (b)$15.715
 Ending AUV................................................. (a)$11.173    (a)$15.080    (a)$15.975    (a)$15.970
                                                             (b)$11.047    (b)$14.872    (b)$15.715    (b)$15.671
 Ending Number of AUs....................................... (a)3,662      (a)846        (a)848        (a)841
                                                             (b)4,479      (b)3,799      (b)3,571      (b)3,857

-------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.218    (a)$13.520    (a)$12.841    (a)$12.601
                                                             (b)$13.130    (b)$13.396    (b)$12.692    (b)$12.423
 Ending AUV................................................. (a)$13.520    (a)$12.841    (a)$12.601    (a)$12.051
                                                             (b)$13.396    (b)$12.692    (b)$12.423    (b)$11.851
 Ending Number of AUs....................................... (a)93,200     (a)146,014    (a)204,175    (a)249,224
                                                             (b)45,281     (b)66,194     (b)77,523     (b)99,369

-------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.588     (a)$9.884     (a)$12.282    (a)$12.600
                                                             (b)$8.513     (b)$9.773     (b)$12.114    (b)$12.397
 Ending AUV................................................. (a)$9.884     (a)$12.282    (a)$12.600    (a)$12.254
                                                             (b)$9.773     (b)$12.114    (b)$12.397    (b)$12.026
 Ending Number of AUs....................................... (a)11,743     (a)12,189     (a)15,667     (a)15,612
                                                             (b)5,089      (b)3,823      (b)8,317      (b)8,115

-------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-11

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                         FISCAL YEAR   FISCAL YEAR
                                                          INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                         12/31/09       12/31/10      12/31/11
======================================================== ============== ============= =============
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$10.882     (a)$11.134    (a)$11.510
                                                         (b)$10.887     (b)$11.116    (b)$11.462
 Ending AUV............................................. (a)$11.134     (a)$11.510    (a)$12.136
                                                         (b)$11.116     (b)$11.462    (b)$12.056
 Ending Number of AUs................................... (a)6,134       (a)46,535     (a)143,516
                                                         (b)3,771       (b)21,729     (b)66,518

---------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$7.141      (a)$9.388     (a)$10.550
                                                         (b)$7.139      (b)$9.370     (b)$10.505
 Ending AUV............................................. (a)$9.388      (a)$10.550    (a)$9.739
                                                         (b)$9.370      (b)$10.505    (b)$9.672
 Ending Number of AUs................................... (a)14          (a)14         (a)5,348
                                                         (b)0           (b)0          (b)22

---------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$6.524      (a)$8.224     (a)$9.027
                                                         (b)$6.525      (b)$8.198     (b)$8.977
 Ending AUV............................................. (a)$8.224      (a)$9.027     (a)$9.630
                                                         (b)$8.198      (b)$8.977     (b)$9.553
 Ending Number of AUs................................... (a)15          (a)511        (a)53,162
                                                         (b)0           (b)69         (b)30,771

---------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$7.903      (a)$9.524     (a)$11.659
                                                         (b)$7.902      (b)$9.504     (b)$11.606
 Ending AUV............................................. (a)$9.524      (a)$11.659    (a)$11.208
                                                         (b)$9.504      (b)$11.606    (b)$11.129
 Ending Number of AUs................................... (a)2,508       (a)23,190     (a)96,374
                                                         (b)1,450       (b)15,045     (b)56,848

---------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$7.581      (a)$9.718     (a)$10.965
                                                         (b)$7.580      (b)$9.694     (b)$10.911
 Ending AUV............................................. (a)$9.718      (a)$10.965    (a)$11.259
                                                         (b)$9.694      (b)$10.911    (b)$11.174
 Ending Number of AUs................................... (a)690         (a)14,276     (a)35,447
                                                         (b)432         (b)2,699      (b)13,201

---------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$6.886      (a)$9.406     (a)$10.047
                                                         (b)$6.887      (b)$9.384     (b)$9.999
 Ending AUV............................................. (a)$9.406      (a)$10.047    (a)$8.448
                                                         (b)$9.384      (b)$9.999     (b)$8.386
 Ending Number of AUs................................... (a)15          (a)3,015      (a)8,893
                                                         (b)0           (b)0          (b)1,128

---------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$5.753      (a)$7.837     (a)$8.264
                                                         (b)$5.751      (b)$7.807     (b)$8.211
 Ending AUV............................................. (a)$7.837      (a)$8.264     (a)$7.015
                                                         (b)$7.807      (b)$8.211     (b)$6.952
 Ending Number of AUs................................... (a)18          (a)271        (a)1,166
                                                         (b)0           (b)6,417      (b)11,894

---------------------------------------------------------



                                                          FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                             ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                         12/31/12      12/31/13      12/31/14      12/31/15
======================================================== ============= ============= ============= =============
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$12.136    (a)$12.403    (a)$11.957    (a)$12.382
                                                         (b)$12.056    (b)$12.290    (b)$11.819    (b)$12.208
 Ending AUV............................................. (a)$12.403    (a)$11.957    (a)$12.382    (a)$12.258
                                                         (b)$12.290    (b)$11.819    (b)$12.208    (b)$12.055
 Ending Number of AUs................................... (a)209,453    (a)287,242    (a)330,543    (a)409,878
                                                         (b)105,949    (b)144,548    (b)151,977    (b)166,161

---------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$9.739     (a)$10.928    (a)$14.546    (a)$15.390
                                                         (b)$9.672     (b)$10.827    (b)$14.375    (b)$15.171
 Ending AUV............................................. (a)$10.928    (a)$14.546    (a)$15.390    (a)$15.176
                                                         (b)$10.827    (b)$14.375    (b)$15.171    (b)$14.923
 Ending Number of AUs................................... (a)6,582      (a)12,239     (a)12,200     (a)38,161
                                                         (b)234        (b)212        (b)213        (b)4,123

---------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$9.630     (a)$10.785    (a)$13.992    (a)$15.720
                                                         (b)$9.553     (b)$10.671    (b)$13.810    (b)$15.478
 Ending AUV............................................. (a)$10.785    (a)$13.992    (a)$15.720    (a)$15.142
                                                         (b)$10.671    (b)$13.810    (b)$15.478    (b)$14.871
 Ending Number of AUs................................... (a)117,074    (a)111,919    (a)110,054    (a)116,816
                                                         (b)56,561     (b)55,766     (b)72,196     (b)82,909

---------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$11.208    (a)$12.974    (a)$17.604    (a)$17.979
                                                         (b)$11.129    (b)$12.850    (b)$17.392    (b)$17.719
 Ending AUV............................................. (a)$12.974    (a)$17.604    (a)$17.979    (a)$17.586
                                                         (b)$12.850    (b)$17.392    (b)$17.719    (b)$17.288
 Ending Number of AUs................................... (a)111,867    (a)96,443     (a)95,022     (a)92,036
                                                         (b)65,884     (b)56,527     (b)55,909     (b)55,164

---------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$11.259    (a)$12.968    (a)$13.779    (a)$13.682
                                                         (b)$11.174    (b)$12.839    (b)$13.608    (b)$13.479
 Ending AUV............................................. (a)$12.968    (a)$13.779    (a)$13.682    (a)$12.893
                                                         (b)$12.839    (b)$13.608    (b)$13.479    (b)$12.670
 Ending Number of AUs................................... (a)64,832     (a)74,190     (a)85,301     (a)94,734
                                                         (b)26,170     (b)31,949     (b)32,754     (b)42,463

---------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$8.448     (a)$9.761     (a)$11.594    (a)$10.450
                                                         (b)$8.386     (b)$9.665     (b)$11.452    (b)$10.296
 Ending AUV............................................. (a)$9.761     (a)$11.594    (a)$10.450    (a)$10.317
                                                         (b)$9.665     (b)$11.452    (b)$10.296    (b)$10.140
 Ending Number of AUs................................... (a)13,992     (a)17,080     (a)24,653     (a)27,074
                                                         (b)5,611      (b)7,375      (b)11,063     (b)13,986

---------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$7.015     (a)$8.377     (a)$10.067    (a)$8.975
                                                         (b)$6.952     (b)$8.282     (b)$9.927     (b)$8.828
 Ending AUV............................................. (a)$8.377     (a)$10.067    (a)$8.975     (a)$8.695
                                                         (b)$8.282     (b)$9.927     (b)$8.828     (b)$8.532
 Ending Number of AUs................................... (a)909        (a)1,020      (a)8,812      (a)9,145
                                                         (b)10,886     (b)10,591     (b)16,937     (b)17,997

---------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-12

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                       FISCAL YEAR   FISCAL YEAR
                                                        INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                       12/31/09       12/31/10      12/31/11
====================================================== ============== ============= =============
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV........................................ (a)$7.461      (a)$10.054    (a)$11.863
                                                       (b)$7.463      (b)$10.027    (b)$11.803
 Ending AUV........................................... (a)$10.054     (a)$11.863    (a)$10.961
                                                       (b)$10.027     (b)$11.803    (b)$10.879
 Ending Number of AUs................................. (a)14          (a)14         (a)0
                                                       (b)0           (b)0          (b)2,239

-------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV........................................ (a)$6.362      (a)$8.362     (a)$9.549
                                                       (b)$6.359      (b)$8.342     (b)$9.502
 Ending AUV........................................... (a)$8.362      (a)$9.549     (a)$9.227
                                                       (b)$8.342      (b)$9.502     (b)$9.158
 Ending Number of AUs................................. (a)4,838       (a)45,158     (a)160,552
                                                       (b)2,838       (b)26,972     (b)83,405

-------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV........................................ (a)$6.868      (a)$8.977     (a)$9.941
                                                       (b)$6.867      (b)$8.957     (b)$9.893
 Ending AUV........................................... (a)$8.977      (a)$9.941     (a)$9.590
                                                       (b)$8.957      (b)$9.893     (b)$9.521
 Ending Number of AUs................................. (a)5,552       (a)55,306     (a)202,016
                                                       (b)3,311       (b)31,257     (b)102,677

-------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV........................................ (a)$6.314      (a)$7.910     (a)$9.167
                                                       (b)$6.316      (b)$7.899     (b)$9.131
 Ending AUV........................................... (a)$7.910      (a)$9.167     (a)$8.498
                                                       (b)$7.899      (b)$9.131     (b)$8.444
 Ending Number of AUs................................. (a)2,201       (a)27,846     (a)91,851
                                                       (b)1,252       (b)11,987     (b)44,469

-------------------------------------------------------
MANAGED ALLOCATION BALANCED - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV........................................ (a)N/A         (a)$10.759    (a)$11.481
                                                       (b)N/A         (b)$10.757    (b)$11.446
 Ending AUV........................................... (a)N/A         (a)$11.481    (a)$11.385
                                                       (b)N/A         (b)$11.446    (b)$11.321
 Ending Number of AUs................................. (a)N/A         (a)84,794     (a)168,563
                                                       (b)N/A         (b)25,299     (b)60,547

-------------------------------------------------------
MANAGED ALLOCATION GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV........................................ (a)N/A         (a)$10.215    (a)$11.173
                                                       (b)N/A         (b)$10.214    (b)$11.130
 Ending AUV........................................... (a)N/A         (a)$11.173    (a)$10.301
                                                       (b)N/A         (b)$11.130    (b)$10.236
 Ending Number of AUs................................. (a)N/A         (a)447        (a)19,914
                                                       (b)N/A         (b)0          (b)474

-------------------------------------------------------
MANAGED ALLOCATION MODERATE - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV........................................ (a)N/A         (a)$10.617    (a)$11.425
                                                       (b)N/A         (b)$10.615    (b)$11.396
 Ending AUV........................................... (a)N/A         (a)$11.425    (a)$11.063
                                                       (b)N/A         (b)$11.396    (b)$11.007
 Ending Number of AUs................................. (a)N/A         (a)69,284     (a)275,629
                                                       (b)N/A         (b)14,422     (b)125,666

-------------------------------------------------------



                                                        FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                           ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                       12/31/12      12/31/13      12/31/14      12/31/15
====================================================== ============= ============= ============= =============
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV........................................ (a)$10.961    (a)$12.269    (a)$13.637    (a)$18.078
                                                       (b)$10.879    (b)$12.147    (b)$16.721    (b)$17.809
 Ending AUV........................................... (a)$12.269    (a)$13.637    (a)$18.078    (a)$18.692
                                                       (b)$12.147    (b)$16.721    (b)$17.809    (b)$18.368
 Ending Number of AUs................................. (a)0          (a)0          (a)0          (a)2,528
                                                       (b)2,190      (b)1,903      (b)1,962      (b)1,728

-------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV........................................ (a)$9.227     (a)$10.832    (a)$14.505    (a)$15.620
                                                       (b)$9.158     (b)$10.724    (b)$14.325    (b)$15.388
 Ending AUV........................................... (a)$10.832    (a)$14.505    (a)$15.620    (a)$14.464
                                                       (b)$10.724    (b)$14.325    (b)$15.388    (b)$14.213
 Ending Number of AUs................................. (a)186,970    (a)173,621    (a)173,551    (a)182,981
                                                       (b)99,029     (b)87,782     (b)99,864     (b)109,828

-------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV........................................ (a)$9.590     (a)$10.824    (a)$14.294    (a)$15.515
                                                       (b)$9.521     (b)$10.719    (b)$14.120    (b)$15.288
 Ending AUV........................................... (a)$10.824    (a)$14.294    (a)$15.515    (a)$14.807
                                                       (b)$10.719    (b)$14.120    (b)$15.288    (b)$14.554
 Ending Number of AUs................................. (a)244,560    (a)225,904    (a)219,653    (a)222,819
                                                       (b)127,484    (b)129,823    (b)128,717    (b)141,446

-------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV........................................ (a)$8.498     (a)$9.402     (a)$12.613    (a)$13.403
                                                       (b)$8.444     (b)$9.318     (b)$12.470    (b)$13.218
 Ending AUV........................................... (a)$9.402     (a)$12.613    (a)$13.403    (a)$12.851
                                                       (b)$9.318     (b)$12.470    (b)$13.218    (b)$12.642
 Ending Number of AUs................................. (a)113,289    (a)97,558     (a)91,670     (a)91,612
                                                       (b)62,992     (b)55,322     (b)54,487     (b)48,231

-------------------------------------------------------
MANAGED ALLOCATION BALANCED - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV........................................ (a)$11.385    (a)$12.441    (a)$13.691    (a)$14.233
                                                       (b)$11.321    (b)$12.341    (b)$13.546    (b)$14.047
 Ending AUV........................................... (a)$12.441    (a)$13.691    (a)$14.233    (a)$13.862
                                                       (b)$12.341    (b)$13.546    (b)$14.047    (b)$13.648
 Ending Number of AUs................................. (a)187,172    (a)212,707    (a)312,322    (a)310,489
                                                       (b)103,832    (b)130,959    (b)146,551    (b)89,536

-------------------------------------------------------
MANAGED ALLOCATION GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV........................................ (a)$10.301    (a)$11.679    (a)$14.260    (a)$14.812
                                                       (b)$10.236    (b)$11.577    (b)$14.099    (b)$14.608
 Ending AUV........................................... (a)$11.679    (a)$14.260    (a)$14.812    (a)$14.347
                                                       (b)$11.577    (b)$14.099    (b)$14.608    (b)$14.114
 Ending Number of AUs................................. (a)19,248     (a)18,645     (a)24,284     (a)23,578
                                                       (b)462        (b)27,111     (b)39,332     (b)48,049

-------------------------------------------------------
MANAGED ALLOCATION MODERATE - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV........................................ (a)$11.063    (a)$12.205    (a)$13.785    (a)$14.323
                                                       (b)$11.007    (b)$12.113    (b)$13.647    (b)$14.144
 Ending AUV........................................... (a)$12.205    (a)$13.785    (a)$14.323    (a)$13.906
                                                       (b)$12.113    (b)$13.647    (b)$14.144    (b)$13.699
 Ending Number of AUs................................. (a)273,159    (a)299,445    (a)294,336    (a)288,436
                                                       (b)132,049    (b)142,799    (b)154,264    (b)144,460

-------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-13

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                        FISCAL YEAR   FISCAL YEAR
                                                         INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                        12/31/09       12/31/10      12/31/11
======================================================= ============== ============= =============
MANAGED ALLOCATION MODERATE GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)N/A         (a)$10.303    (a)$11.155
                                                        (b)N/A         (b)$10.301    (b)$11.122
 Ending AUV............................................ (a)N/A         (a)$11.155    (a)$10.620
                                                        (b)N/A         (b)$11.122    (b)$10.562
 Ending Number of AUs.................................. (a)N/A         (a)19,595     (a)147,135
                                                        (b)N/A         (b)6,668      (b)25,168

--------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$7.746      (a)$9.819     (a)$12.129
                                                        (b)$7.743      (b)$9.794     (b)$12.067
 Ending AUV............................................ (a)$9.819      (a)$12.129    (a)$11.234
                                                        (b)$9.794      (b)$12.067    (b)$11.149
 Ending Number of AUs.................................. (a)13          (a)7,722      (a)36,367
                                                        (b)0           (b)4,809      (b)21,196

--------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$7.802      (a)$11.090    (a)$12.688
                                                        (b)$7.789      (b)$11.051    (b)$12.612
 Ending AUV............................................ (a)$11.090     (a)$12.688    (a)$9.961
                                                        (b)$11.051     (b)$12.612    (b)$9.877
 Ending Number of AUs.................................. (a)2,838       (a)3,402      (a)9,303
                                                        (b)0           (b)407        (b)4,879

--------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$4.808      (a)$6.600     (a)$7.792
                                                        (b)$4.809      (b)$6.588     (b)$7.758
 Ending AUV............................................ (a)$6.600      (a)$7.792     (a)$8.297
                                                        (b)$6.588      (b)$7.758     (b)$8.240
 Ending Number of AUs.................................. (a)4,766       (a)34,505     (a)123,402
                                                        (b)2,842       (b)21,778     (b)73,949

--------------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)N/A         (a)$11.305    (a)$11.425
                                                        (b)N/A         (b)$11.304    (b)$11.399
 Ending AUV............................................ (a)N/A         (a)$11.425    (a)$11.955
                                                        (b)N/A         (b)$11.399    (b)$11.898
 Ending Number of AUs.................................. (a)N/A         (a)66,712     (a)214,281
                                                        (b)N/A         (b)27,059     (b)93,052

--------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$7.466      (a)$9.759     (a)$10.592
                                                        (b)$7.462      (b)$9.711     (b)$10.513
 Ending AUV............................................ (a)$9.759      (a)$10.592    (a)$10.189
                                                        (b)$9.711      (b)$10.513    (b)$10.088
 Ending Number of AUs.................................. (a)14          (a)1,443      (a)3,570
                                                        (b)0           (b)0          (b)3,349

--------------------------------------------------------
SA JANUS FOCUSED GROWTH* - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$7.329      (a)$9.322     (a)$10.776
                                                        (b)$7.329      (b)$9.303     (b)$10.727
 Ending AUV............................................ (a)$9.322      (a)$10.776    (a)$10.458
                                                        (b)$9.303      (b)$10.727    (b)$10.384
 Ending Number of AUs.................................. (a)1,854       (a)8,499      (a)37,302
                                                        (b)1,063       (b)7,433      (b)26,974

--------------------------------------------------------



                                                         FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                            ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                        12/31/12      12/31/13      12/31/14      12/31/15
======================================================= ============= ============= ============= =============
MANAGED ALLOCATION MODERATE GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)$10.620    (a)$11.834    (a)$13.702    (a)$14.222
                                                        (b)$10.562    (b)$11.739    (b)$13.559    (b)$14.038
 Ending AUV............................................ (a)$11.834    (a)$13.702    (a)$14.222    (a)$13.794
                                                        (b)$11.739    (b)$13.559    (b)$14.038    (b)$13.581
 Ending Number of AUs.................................. (a)141,387    (a)142,855    (a)152,427    (a)166,201
                                                        (b)43,915     (b)66,031     (b)70,000     (b)70,608

--------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$11.234    (a)$12.837    (a)$18.002    (a)$19.722
                                                        (b)$11.149    (b)$12.708    (b)$17.776    (b)$19.427
 Ending AUV............................................ (a)$12.837    (a)$18.002    (a)$19.722    (a)$19.998
                                                        (b)$12.708    (b)$17.776    (b)$19.427    (b)$19.649
 Ending Number of AUs.................................. (a)45,591     (a)42,570     (a)47,302     (a)48,642
                                                        (b)25,857     (b)22,397     (b)22,976     (b)23,856

--------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$9.961     (a)$10.153    (a)$10.578    (a)$8.485
                                                        (b)$9.877     (b)$10.042    (b)$10.436    (b)$8.350
 Ending AUV............................................ (a)$10.153    (a)$10.578    (a)$8.485     (a)$6.567
                                                        (b)$10.042    (b)$10.436    (b)$8.350     (b)$6.447
 Ending Number of AUs.................................. (a)20,665     (a)22,562     (a)27,213     (a)35,828
                                                        (b)7,297      (b)9,172      (b)10,660     (b)12,906

--------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$8.297     (a)$9.577     (a)$9.234     (a)$11.799
                                                        (b)$8.240     (b)$9.488     (b)$9.125     (b)$11.631
 Ending AUV............................................ (a)$9.577     (a)$9.234     (a)$11.799    (a)$11.829
                                                        (b)$9.488     (b)$9.125     (b)$11.631    (b)$11.632
 Ending Number of AUs.................................. (a)149,240    (a)178,899    (a)144,160    (a)139,172
                                                        (b)87,983     (b)104,436    (b)91,362     (b)86,195

--------------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)$11.955    (a)$12.248    (a)$11.456    (a)$11.493
                                                        (b)$11.898    (b)$12.159    (b)$11.345    (b)$11.353
 Ending AUV............................................ (a)$12.248    (a)$11.456    (a)$11.493    (a)$11.191
                                                        (b)$12.159    (b)$11.345    (b)$11.353    (b)$11.027
 Ending Number of AUs.................................. (a)296,057    (a)376,332    (a)436,487    (a)487,477
                                                        (b)135,401    (b)179,700    (b)186,612    (b)198,792

--------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$10.189    (a)$11.698    (a)$15.831    (a)$17.796
                                                        (b)$10.088    (b)$11.552    (b)$15.595    (b)$17.487
 Ending AUV............................................ (a)$11.698    (a)$15.831    (a)$17.796    (a)$19.495
                                                        (b)$11.552    (b)$15.595    (b)$17.487    (b)$19.109
 Ending Number of AUs.................................. (a)12,501     (a)13,680     (a)13,098     (a)17,194
                                                        (b)4,492      (b)5,555      (b)7,239      (b)7,703

--------------------------------------------------------
SA JANUS FOCUSED GROWTH* - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$10.458    (a)$11.455    (a)$15.194    (a)$16.640
                                                        (b)$10.384    (b)$11.347    (b)$15.012    (b)$16.401
 Ending AUV............................................ (a)$11.455    (a)$15.194    (a)$16.640    (a)$16.429
                                                        (b)$11.347    (b)$15.012    (b)$16.401    (b)$16.151
 Ending Number of AUs.................................. (a)49,716     (a)47,422     (a)47,989     (a)47,844
                                                        (b)33,935     (b)31,665     (b)31,084     (b)31,631

--------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit



        * On June 30, 2016, the SA Marsico Focused Growth Portfolio was renamed SA Janus Focused Growth Portfolio.


                                      A-14

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                             FISCAL YEAR   FISCAL YEAR
                                                              INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/09       12/31/10      12/31/11
============================================================ ============== ============= =============
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.461     (a)$12.237    (a)$12.813
                                                             (b)$11.462     (b)$12.214    (b)$12.756
 Ending AUV................................................. (a)$12.237     (a)$12.813    (a)$13.419
                                                             (b)$12.214     (b)$12.756    (b)$13.327
 Ending Number of AUs....................................... (a)25,751      (a)114,728    (a)366,855
                                                             (b)6,326       (b)51,862     (b)173,849

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE** - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.871      (a)$9.015     (a)$9.957
                                                             (b)$6.870      (b)$8.996     (b)$9.912
 Ending AUV................................................. (a)$9.015      (a)$9.957     (a)$9.390
                                                             (b)$8.996      (b)$9.912     (b)$9.323
 Ending Number of AUs....................................... (a)10,626      (a)45,331     (a)161,832
                                                             (b)4,947       (b)31,105     (b)84,186

-------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.651      (a)$9.724     (a)$10.646
                                                             (b)$7.649      (b)$9.702     (b)$10.595
 Ending AUV................................................. (a)$9.724      (a)$10.646    (a)$10.282
                                                             (b)$9.702      (b)$10.595    (b)$10.207
 Ending Number of AUs....................................... (a)4,160       (a)47,051     (a)167,366
                                                             (b)2,440       (b)24,002     (b)84,625

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.244      (a)$9.757     (a)$10.571
                                                             (b)$8.245      (b)$9.738     (b)$10.525
 Ending AUV................................................. (a)$9.757      (a)$10.571    (a)$10.609
                                                             (b)$9.738      (b)$10.525    (b)$10.536
 Ending Number of AUs....................................... (a)12          (a)9,987      (a)28,624
                                                             (b)1,739       (b)5,350      (b)10,217

-------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.695      (a)$8.532     (a)$10.652
                                                             (b)$6.692      (b)$8.510     (b)$10.599
 Ending AUV................................................. (a)$8.532      (a)$10.652    (a)$10.150
                                                             (b)$8.510      (b)$10.599    (b)$10.074
 Ending Number of AUs....................................... (a)2,407       (a)26,158     (a)104,272
                                                             (b)1,374       (b)16,185     (b)58,182

-------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.372      (a)$9.864     (a)$12.222
                                                             (b)$7.373      (b)$9.844     (b)$12.167
 Ending AUV................................................. (a)$9.864      (a)$12.222    (a)$11.073
                                                             (b)$9.844      (b)$12.167    (b)$10.995
 Ending Number of AUs....................................... (a)4,941       (a)45,875     (a)177,083
                                                             (b)2,907       (b)25,746     (b)93,507

-------------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A

-------------------------------------------------------------



                                                                FISCAL YEAR      FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                                                   ENDED            ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                              12/31/12          12/31/13          12/31/14         12/31/15
============================================================ ================ ================= ================= ================
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.419       (a)$14.174        (a)$13.455        (a)$13.886
                                                             (b)$13.327       (b)$14.041        (b)$13.296        (b)$13.687
 Ending AUV................................................. (a)$14.174       (a)$13.455        (a)$13.886        (a)$13.656
                                                             (b)$14.041       (b)$13.296        (b)$13.687        (b)$13.427
 Ending Number of AUs....................................... (a)500,339       (a)659,087        (a)721,954        (a)731,937
                                                             (b)247,424       (b)332,163        (b)339,617        (b)335,545

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE** - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.390        (a)$10.421        (a)$13.717        (a)$14.416
                                                             (b)$9.323        (b)$10.321        (b)$13.552        (b)$14.207
 Ending AUV................................................. (a)$10.421       (a)$13.717        (a)$14.416        (a)$14.380
                                                             (b)$10.321       (b)$13.552        (b)$14.207        (b)$14.137
 Ending Number of AUs....................................... (a)206,697       (a)194,334        (a)208,546        (a)199,496
                                                             (b)106,964       (b)101,748        (b)104,276        (b)109,087

-------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.282       (a)$12.063        (a)$15.657        (a)$17.093
                                                             (b)$10.207       (b)$11.945        (b)$15.465        (b)$16.841
 Ending AUV................................................. (a)$12.063       (a)$15.657        (a)$17.093        (a)$16.867
                                                             (b)$11.945       (b)$15.465        (b)$16.841        (b)$16.577
 Ending Number of AUs....................................... (a)205,987       (a)192,843        (a)188,748        (a)188,093
                                                             (b)103,033       (b)95,220         (b)91,651         (b)95,058

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.609       (a)$11.628        (a)$13.626        (a)$14.550
                                                             (b)$10.536       (b)$11.519        (b)$13.464        (b)$14.341
 Ending AUV................................................. (a)$11.628       (a)$13.626        (a)$14.550        (a)$14.260
                                                             (b)$11.519       (b)$13.464        (b)$14.341        (b)$14.021
 Ending Number of AUs....................................... (a)38,719        (a)37,874         (a)39,033         (a)48,820
                                                             (b)14,415        (b)14,059         (b)18,509         (b)28,929

-------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.150       (a)$11.779        (a)$15.702        (a)$15.463
                                                             (b)$10.074       (b)$11.662        (b)$15.506        (b)$15.233
 Ending AUV................................................. (a)$11.779       (a)$15.702        (a)$15.463        (a)$14.091
                                                             (b)$11.662       (b)$15.506        (b)$15.233        (b)$13.846
 Ending Number of AUs....................................... (a)120,729       (a)105,964        (a)110,428        (a)116,879
                                                             (b)68,452        (b)60,244         (b)60,940         (b)66,111

-------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.073       (a)$12.930        (a)$17.544        (a)$18.852
                                                             (b)$10.995       (b)$12.807        (b)$17.334        (b)$18.580
 Ending AUV................................................. (a)$12.930       (a)$17.544        (a)$18.852        (a)$17.478
                                                             (b)$12.807       (b)$17.334        (b)$18.580        (b)$17.183
 Ending Number of AUs....................................... (a)210,448       (a)184,326        (a)178,074        (a)181,686
                                                             (b)113,827       (b)110,557        (b)111,794        (b)120,468

-------------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3
Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)$9.999        (a)$10.540        (a)$12.187        (a)$12.550
                                                             (b)$9.999        (b)$10.516        (b)$12.129        (b)$12.458
 Ending AUV................................................. (a)$10.540       (a)$12.187        (a)$12.550        (a)$11.749
                                                             (b)$10.516       (b)$12.129        (b)$12.458        (b)$11.634
 Ending Number of AUs....................................... (a)3,430,969     (a)10,161,109     (a)19,798,493     (a)28,739,140
                                                             (b)1,737,331     (b)4,753,288      (b)7,191,559      (b)9,597,631

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit



        ** On September 8, 2015, the Davis Venture Value Portfolio was renamed SA Legg Mason BW Large Cap Value Portfolio.


                                      A-15

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                             FISCAL YEAR   FISCAL YEAR
                                                              INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/09       12/31/10      12/31/11
============================================================ ============== ============= =============
SUNAMERICA DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A

-------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.007      (a)$9.129     (a)$10.810
                                                             (b)$7.006      (b)$9.109     (b)$10.759
 Ending AUV................................................. (a)$9.129      (a)$10.810    (a)$10.071
                                                             (b)$9.109      (b)$10.759    (b)$9.998
 Ending Number of AUs....................................... (a)15          (a)150        (a)1,608
                                                             (b)0           (b)407        (b)1,273

-------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.961      (a)$10.652    (a)$11.913
                                                             (b)$7.956      (b)$10.565    (b)$11.784
 Ending AUV................................................. (a)$10.652     (a)$11.913    (a)$12.464
                                                             (b)$10.565     (b)$11.784    (b)$12.299
 Ending Number of AUs....................................... (a)13          (a)2,370      (a)2,136
                                                             (b)0           (b)440        (b)1,175

-------------------------------------------------------------
VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A

-------------------------------------------------------------
VCP TOTAL RETURN BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (b)N/A         (b)N/A        (b)N/A
                                                             (b)N/A         (b)N/A        (b)N/A
 Ending AUV................................................. (b)N/A         (b)N/A        (b)N/A
                                                             (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A

-------------------------------------------------------------
VCP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A

-------------------------------------------------------------



                                                              FISCAL YEAR     FISCAL YEAR      FISCAL YEAR       FISCAL YEAR
                                                                 ENDED           ENDED            ENDED             ENDED
VARIABLE PORTFOLIOS                                             12/31/12       12/31/13          12/31/14         12/31/15
============================================================ ============= ================ ================= ================
SUNAMERICA DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)$9.999     (a)$10.426       (a)$12.098        (a)$12.456
                                                             (b)$9.999     (b)$10.415       (b)$12.055        (b)$12.381
 Ending AUV................................................. (a)$10.426    (a)$12.098       (a)$12.456        (a)$11.629
                                                             (b)$10.415    (b)$12.055       (b)$12.381        (b)$11.530
 Ending Number of AUs....................................... (a)237,739    (a)4,646,920     (a)12,903,833     (a)20,141,779
                                                             (b)161,296    (b)1,360,629     (b)3,480,818      (b)4,919,044

-------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.071    (a)$10.686       (a)$13.246        (a)$16.282
                                                             (b)$9.998     (b)$10.583       (b)$13.085        (b)$16.044
 Ending AUV................................................. (a)$10.686    (a)$13.246       (a)$16.282        (a)$17.648
                                                             (b)$10.583    (b)$13.085       (b)$16.044        (b)$17.347
 Ending Number of AUs....................................... (a)2,799      (a)2,801         (a)4,220          (a)6,584
                                                             (b)1,844      (b)4,030         (b)8,927          (b)14,924

-------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.464    (a)$13.927       (a)$16.452        (a)$18.222
                                                             (b)$12.299    (b)$13.707       (b)$16.152        (b)$17.846
 Ending AUV................................................. (a)$13.927    (a)$16.452       (a)$18.222        (a)$15.782
                                                             (b)$13.707    (b)$16.152       (b)$17.846        (b)$15.418
 Ending Number of AUs....................................... (a)11,552     (a)11,230        (a)10,416         (a)14,652
                                                             (b)6,069      (b)5,553         (b)7,888          (b)5,721

-------------------------------------------------------------
VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV.............................................. (a)$10.000    (a)$10.062       (a)$11.936        (a)$12.099
                                                             (b)$9.999     (b)$10.082       (b)$11.929        (b)$12.062
 Ending AUV................................................. (a)$10.062    (a)$11.936       (a)$12.099        (a)$11.781
                                                             (b)$10.082    (b)$11.929       (b)$12.062        (b)$11.716
 Ending Number of AUs....................................... (a)3,129      (a)222,123       (a)670,425        (a)2,617,149
                                                             (b)0          (b)40,521        (b)159,139        (b)517,345

-------------------------------------------------------------
VCP TOTAL RETURN BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (b)N/A        (a)$--           (a)$10.834        (a)$11.360
                                                             (b)N/A        (b)$--           (b)$10.816        (b)$11.313
 Ending AUV................................................. (b)N/A        (a)$10.834       (a)$11.360        (a)$10.784
                                                             (b)N/A        (b)$10.816       (b)$11.313        (b)$10.713
 Ending Number of AUs....................................... (b)N/A        (a)117,827       (a)616,138        (a)2,334,274
                                                             (b)N/A        (b)37,791        (b)155,717        (b)417,809

-------------------------------------------------------------
VCP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (b)N/A        (a)$--           (a)$11.021        (a)$11.776
                                                             (b)N/A        (b)$--           (b)$11.002        (b)$11.727
 Ending AUV................................................. (b)N/A        (a)$11.021       (a)$11.776        (a)$11.360
                                                             (b)N/A        (b)$11.002       (b)$11.727        (b)$11.284
 Ending Number of AUs....................................... (b)N/A        (a)137,337       (a)608,738        (a)2,888,634
                                                             (b)N/A        (b)45,998        (b)168,801        (b)627,348

-------------------------------------------------------------

        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-16

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           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
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The following details the standard and Maximum Anniversary Value death benefits payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether a Living Benefit was elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered the initial Continuation Purchase Payment. We define "Continuation Purchase Payments" as Purchase Payments made on or after the Continuation Date. Continuation Purchase Payments will not be accepted on or after the first contract anniversary if a Living Benefit was elected.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY. WE WILL NOT ACCEPT CONTINUATION PURCHASE PAYMENTS ON OR AFTER THE FIRST CONTRACT ANNIVERSARY IF YOU HAVE ELECTED A LIVING BENEFIT FEATURE.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether the original Owner had elected a Living Benefit, described above.


A. STANDARD AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:


THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

     2.   OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

          If the Continuing Spouse is age 81-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum


                                      B-1



          Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

     2.   OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit, described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


                                      B-2

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--------------------------------------------------------------------------------
 APPENDIX C - FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS,

            POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE
--------------------------------------------------------------------------------
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The fee for Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of all VIX values as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Average Value of the VIX"). In general, as the Average Value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.


EXAMPLE

ASSUME YOU ELECT POLARIS INCOME PLUS FOR ONE COVERED PERSON AND YOU INVEST A SINGLE PURCHASE PAYMENT OF $100,000 WITH NO ADDITIONAL PURCHASE PAYMENTS AND NO WITHDRAWALS BEFORE THE 16TH BENEFIT QUARTER. ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS
FOLLOWS:


               AVERAGE     CALCULATED
  BENEFIT     VALUE OF      FORMULA       ANNUAL      QUARTERLY
  QUARTER        VIX         VALUE*      FEE RATE     FEE RATE**
     1st       24.82          N/A         1.10%        0.2750%
     2nd       21.49          N/A         1.10%        0.2750%
     3rd       24.16          N/A         1.10%        0.2750%
     4th       19.44          N/A         1.10%        0.2750%
     5th       16.88         0.94%        0.94%        0.2350%

* The Calculated Formula Value equals the number resulting from application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase to determine the annual fee rate each quarter.

**    The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

IN THE 5TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 16.88. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (16.88 - 20)]

     1.10% +[0.05% x (-3.12)]

     1.10% + (-0.0016) = 0.94% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 0.94% = 0.16% which is within 0.25% of the previous Annual Fee Rate (1.10%).

0.94% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than the Maximum Annual Fee Rate (2.20%).

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.94%.

The Quarterly Fee Rate is 0.2350% (or 0.94% divided by 4).


                                      C-1



AFTER THE 5TH BENEFIT QUARTER, ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS FOLLOWS:


               AVERAGE
                VALUE     CALCULATED
  BENEFIT        OF        FORMULA       ANNUAL      QUARTERLY
  QUARTER        VIX        VALUE       FEE RATE     FEE RATE
     6th       20.00        1.10%        1.10%       0.2750%
     7th       25.57        1.38%        1.35%       0.3375%
     8th       30.22        1.61%        1.60%       0.4000%
     9th       26.02        1.40%        1.40%       0.3500%
     10th      22.83        1.24%        1.24%       0.3100%
     11th      19.88        1.09%        1.09%       0.2725%
     12th      20.60        1.13%        1.13%       0.2825%
     13th      14.44        0.82%        0.88%       0.2200%
     14th      13.41        0.77%        0.77%       0.1925%
     15th       9.11        0.56%        0.60%       0.1500%
     16th      16.30        0.92%        0.85%       0.2125%

IN THE 7TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX INCREASES TO 25.57. WE CALCULATE THE ANNUAL FEE RATE IN THE 7TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (25.57 - 20)]

     1.10% + [0.05% x (5.57)]

     1.10% + (0.00278) = 1.38% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.38% - 1.10% = 0.28% which is more than 0.25% higher than the previous Annual Fee Rate of 1.10%.

The Annual Fee Rate is adjusted to be exactly 0.25% higher than the previous Annual Fee Rate, which is 1.35% (1.10% + 0.25%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3375% (or 1.35% divided by 4).

IN THE 13TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 14.44. WE CALCULATE THE ANNUAL FEE RATE IN THE 13TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

1.10% + [0.05% x (14.44 - 20)]

1.10% + [0.05% x (-5.56)]

1.10% + (-0.00278) = 0.82% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.13% - 0.82% = 0.31% which is more than a 0.25% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.13%.

Therefore, the Annual Fee Rate is adjusted to be exactly 0.25% lower than the previous Annual Fee Rate, which is 0.88% (1.13% - 0.25%).

IN THE 15TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 9.11. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

1.10% + [0.05% x (9.11 - 20)]

1.10% + [0.05% x (-10.89)]

1.10% + (-0.005445) = 0.56% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate of 0.56% is lower than the Minimum Annual Fee Rate (0.60%).

Therefore, the Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.

After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Average Value of the VIX. If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.


                                      C-2

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                 APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following examples demonstrate how increases to the Income Base and withdrawals taken from the contract affect the values and benefits of the currently offered Living Benefits. The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.


Examples 1 through 5 below assume election of Polaris Income Plus Income Option 1 (one Covered Person). Examples 6 through 10 below assume election of Polaris Income Plus Daily Option 1 (one Covered Person).



EXAMPLE 1: INITIAL VALUES

The values shown below are based on the following assumptions:

     o     Benefit Effective Date = contract issue date

     o     Initial Purchase Payment = $100,000

     o     Covered Person = Owner age 65 on the Benefit Effective Date

     o     Maximum Annual Withdrawal Percentage = 6.0%


                                                                           MAXIMUM
                            PURCHASE                            INCOME      ANNUAL
                            PAYMENTS   CONTRACT     INCOME      CREDIT    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE       BASE        BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $6,000

     o     Income Base = Initial Purchase Payment = $100,000

     o     Income Credit Base = Initial Purchase Payment = $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage

      = $100,000 x 6.0% = $6,000


EXAMPLE 2: IMPACT OF ADDING SUBSEQUENT PURCHASE PAYMENTS AND ATTAINING HIGHEST ANNIVERSARY VALUES

The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:

     o     Subsequent Purchase Payment invested in the first contract year =
           $150,000.

     o     No withdrawals taken in the first 3 contract years


                                                                                                    MAXIMUM
                            PURCHASE    ASSUMED                               INCOME                 ANNUAL
                             PAYMENT   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
  Benefit Effective Date   $100,000   $100,000        --       $100,000    $100,000       --      $ 6,000
          Year 1           $150,000   $245,000        --       $250,000    $250,000       --      $15,000
       1st Anniversary        --      $270,000   $270,000      $270,000    $270,000    $15,000    $16,200
       2nd Anniversary        --      $287,000   $287,000      $287,000    $287,000    $16,200    $17,220
       3rd Anniversary        --      $310,000   $310,000      $310,000    $310,000    $17,220    $18,600

     Subsequent Purchase Payments within the first contract year:

           o  Total Purchase Payments = $250,000 ($100,000 + $150,000 =
              $250,000)

The values of the feature are impacted by adding subsequent Purchase Payments as follows:

     o The Income Base, Income Credit Base and the Maximum Annual Withdrawal Amount ("MAWA") are recalculated at the time each subsequent Purchase Payment prior to the first contract anniversary is received.

           o In year 1, the Income Base and Income Credit Base were increased to $250,000 ($100,000 + $150,000); and the MAWA was increased to
              $15,000 ($250,000 x 6.0%).

The values of the feature are impacted by attaining the Highest Anniversary Values as follows:

     o The Income Base and Income Credit Base are increased to the Highest Anniversary Value on each anniversary if the current Anniversary Value is greater than the current Income Base plus the Income Credit and all previous Anniversary Values; and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the value of the new Income Base.

           o On the 1st anniversary, the Income Base and Income Credit Base were increased to $270,000 ($270,000 is greater than $250,000 + $15,000 Income Credit); and the MAWA was increased to $16,200 ($270,000 x 6.0%).

           o On the 2nd anniversary, the Income Base and Income Credit Base were increased to $287,000 ($287,000 is greater than $270,000 + $16,200 Income Credit); and the MAWA was increased to $17,220 ($287,000 x 6.0%).

           o On the 3rd anniversary, the Income Base and Income Credit Base were increased to $310,000 ($310,000 is greater than $287,000 + $17,220 Income Credit) and the MAWA was increased to $18,600 ($310,000 x 6.0%).


EXAMPLE 3: IMPACT OF TAKING WITHDRAWALS (UP TO THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1 and 2 above, in addition to the following:

     o Withdrawals of 5% of Income Base taken in the fourth and fifth contract years.


                                                                                                 MAXIMUM
                                     ASSUMED                               INCOME                 ANNUAL
                       WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
     VALUES AS OF         TAKEN       VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
    3rd Anniversary       --       $310,000   $310,000      $310,000    $310,000    $17,220    $18,600
        Year 4        $15,500      $312,000        --       $310,000    $310,000       --      $18,600
    4th Anniversary       --       $311,000   $311,000      $313,100    $310,000    $ 3,100    $18,786
        Year 5        $15,655      $302,000        --       $313,100    $310,000       --      $18,786
    5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $ 3,100    $18,792

     o     In year 4, $15,500 was withdrawn ($310,000 x 5%).

     o     In year 5, $15,655 was withdrawn ($313,100 x 5%).

The values of the feature are impacted by withdrawals taken as follows:

     o The Income Base and Income Credit Base are not reduced because the amount of the withdrawal taken was less than the Maximum Annual Withdrawal Amount ("MAWA")

           o In year 4, $15,500 was withdrawn and is less than the MAWA of $18,600.

           o In year 5, $15,655 was withdrawn and is less than the MAWA of $18,786.

     o The Income Credit Percentage used to determine the amount of the Income Credit added on the 4th and 5th anniversaries were reduced by the percent withdrawn (6% Income Credit Percentage - 5% withdrawal = 1% Income Credit Percentage)

Income Credit = $3,100 ($310,000 Income Credit Base x 1% Income Credit
                                  Percentage)

NOTE: When the Income Base is increased due to the addition of the Income Credit, the Income Credit Base is not increased. The Income Credit Base is increased by the addition of subsequent Purchase Payments received prior to the first contract anniversary, and when the Income Base is increased to the Highest Anniversary Value (as shown in Example 2 above).


EXAMPLE 4: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:

     o Withdrawals of 8% of Income Base taken in the sixth and seventh contract years.


                                                                                               MAXIMUM
                                     ASSUMED                               INCOME               ANNUAL
                       WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT    INCOME   WITHDRAWAL
     VALUES AS OF         TAKEN       VALUE       VALUE         BASE        BASE     CREDIT     AMOUNT
    5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $3,100   $18,792
        Year 6        $25,296      $280,000        --       $309,014    $302,955      --     $18,541
    6th Anniversary       --       $290,000   $290,000      $309,014    $302,955    $    0   $18,541
        Year 7        $24,721      $260,000        --       $301,979    $296,058      --     $18,119
    7th Anniversary       --       $230,000   $230,000      $301,979    $296,058    $    0   $18,119

The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") as follows:

     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA:

           o In year 6, the reduction proportion is 2.2725% ([$25,296 - $18,792] / [$305,000 - $18,792]); the reduced Income Base is
              $309,014 ($316,200 x [1 - 2.2725%]); and the reduced Income
              Credit Base is $302,955 ($310,000 x [1 - 2.2725%]).

           o In year 7, the reduction proportion is 2.2766% ([$24,721 - $18,541] / [$290,000 - $18,541]); the reduced Income Base is
              $301,979 ($309,014 x [1 - 2.2766%]); and the reduced Income
              Credit Base is $296,058 ($302,955 x [1 - 2.2766%]).

     o The Income Credit Percentage is reduced to 0% because the withdrawal taken was in excess of the MAWA.

     o     The MAWA is recalculated based on the reduced Income Base.


EXAMPLE 5: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:

     o Contract values as shown below and reduced to $0 in Year 11 due to market conditions.

     o     No withdrawals taken after the seventh contract year.


                                                                                     MAXIMUM
                        ASSUMED                               INCOME                 ANNUAL     PROTECTED
                       CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL    INCOME
     VALUES AS OF        VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT      PAYMENT
    7th Anniversary   $230,000   $230,000      $301,979    $296,058    $     0    $18,119          --
    8th Anniversary   $150,000   $150,000      $319,742    $296,058    $17,763    $19,185          --
    9th Anniversary   $100,000   $100,000      $337,505    $296,058    $17,763    $20,250          --
   10th Anniversary   $ 50,000   $ 50,000      $355,268    $296,058    $17,763    $21,316          --
       Year 11        $      0   $      0      $355,268    $296,058       --      $21,316          --
   11th Anniversary   $      0   $      0      $355,268    $296,058       --          --       $14,211


     o The Protected Income Payment of $14,211 ($355,268 x 4%) will be paid for the lifetime of the Covered Person.

Examples 6-10 assume election of Polaris Income Plus Daily Option 1 (one Covered Person).


EXAMPLE 6: INITIAL VALUES

The values shown below are based on the following assumptions:


     o     Benefit Effective Date = contract issue date

     o     Initial Purchase Payment = $100,000

     o     Covered Person = Owner age 65 on the Benefit Effective Date

     o     Maximum Annual Withdrawal Percentage = 6.0%


                                                               MAXIMUM
                            PURCHASE                            ANNUAL
                            PAYMENTS   CONTRACT     INCOME    WITHDRAWAL
        VALUE AS OF         INVESTED     VALUE       BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $6,000

     o     Income Base = Initial Purchase Payment = $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage

      = $100,000 x 6% = $6,000


EXAMPLE 7: IMPACT OF INCREASE IN INCOME BASE DUE TO DAILY STEP-UP VALUES AND ADDING SUBSEQUENT PURCHASE PAYMENTS

The values shown below are based on the assumptions stated in Example 6 above, in addition to the following:

     o     Subsequent Purchase Payment invested in the first contract year =
           $150,000

     o     No withdrawals taken in the first 3 contract years


                                                                           MAXIMUM
                            PURCHASE    ASSUMED                             ANNUAL
                             PAYMENT   CONTRACT    STEP-UP      INCOME    WITHDRAWAL
        VALUE AS OF         INVESTED     VALUE      VALUE        BASE       AMOUNT
  Benefit Effective Date   $100,000   $100,000       -       $100,000    $ 6,000
       Year 1 - Day 25         -      $102,000   $102,000    $102,000    $ 6,120
      Year 1 - Day 105         -      $105,000   $105,000    $105,000    $ 6,300
      Year 1 - Day 200     $150,000   $252,000       -       $255,000    $15,300
      Year 1 - Day 300         -      $270,000   $270,000    $270,000    $16,200
      Year 2 - Day 180         -      $275,000   $275,000    $275,000    $16,500
      Year 2 - Day 250         -      $280,000   $280,000    $280,000    $16,800
       Year 3 - Day 45         -      $290,000   $290,000    $290,000    $17,400
      Year 3 - Day 275         -      $300,000   $300,000    $300,000    $18,000
       Year 4 - Day 1          -      $310,000   $310,000    $310,000    $18,600

     Subsequent Purchase Payments within the first contract year:

           o  Total Purchase Payments = $250,000 ($100,000 + $150,000)

  The values of the feature are impacted by attaining the daily Step-up Values and adding subsequent Purchase Payments as follows:

     o If no withdrawals have been taken, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base.

           o In year 1 - day 25, the Income Base was increased to the Step-up Value of $102,000 (Contract Value $102,000 is greater than the current Income Base $100,000) and the MAWA was increased to $6,120 ($102,000 x 6%).

           o In year 1 - day 105, the Income Base was increased to the Step-up Value of $105,000 (Contract Value $105,000 is greater than the current Income Base $102,000) and the MAWA was increased to $6,300 ($105,000 x 6%).

     o The Income Base and the Maximum Annual Withdrawal Amount (MAWA) are recalculated at the time each subsequent Purchase Payment prior to the first contract anniversary is received.

           o In year 1 - day 200, the Income Base was increased to $255,000 ($105,000 + $150,000 subsequent Purchase Payment) and the MAWA was increased to $15,300 ($255,000 x 6%).

     o While no withdrawals have been taken, the Income Base continues to be increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base.

           o In year 1 - day 300, the Income Base was increased to the Step-up Value of $270,000 (Contract Value $270,000 is greater than the current Income Base $255,000) and the MAWA was increased to $16,200 ($270,000 x 6%).

           o In year 2 - day 180, the Income Base was increased to the Step-up Value of $275,000 (Contract Value $275,000 is greater than the current Income Base $270,000) and the MAWA was increased to $16,500 ($275,000 x 6%).

           o In year 2 - day 250, the Income Base was increased to the Step-up Value of $280,000 (Contract Value $280,000 is greater than the current Income Base $275,000) and the MAWA was increased to $16,800 ($280,000 x 6%).

           o In year 3 - day 45, the Income Base was increased to the Step-up Value of $290,000 (Contract Value $290,000 is greater than the current Income Base $280,000) and the MAWA was increased to $17,400 ($290,000 x 6%).

           o In year 3 - day 275, the Income Base was increased to the Step-up Value of $300,000 (Contract Value $300,000 is greater the current Income Base $290,000) and the MAWA was increased to $18,000 ($300,000 x 6%).

           o In year 4 - day 1, the Income Base was increased to the Step-up Value of $310,000 (Contract Value $310,000 is greater than the current Income Base $300,000) and the MAWA was increased to $18,600 ($310,000 x 6%).

EXAMPLE 8: IMPACT OF TAKING WITHDRAWALS UP TO THE MAXIMUM ANNUAL WITHDRAWAL
AMOUNT

The values shown below are based on the assumptions stated in the Examples 6 and 7 above, in addition to the following:

     o Withdrawals less than or equal MAWA are taken in the fourth and fifth contract years.


                                                                        MAXIMUM
                        ASSUMED                                          ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME    WITHDRAWAL
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE       AMOUNT
     Year 4 - Day 1   $310,000        -       $310,000    $310,000    $18,600
    Year 4 - Day 65   $315,000        -       $315,000    $315,000    $18,900
    Year 4 - Day 92   $312,000   $10,000          -       $315,000    $18,900
   Year 4 - Day 350   $320,000        -       $320,000    $315,000    $18,900
    4th Anniversary   $311,000        -           -       $320,000    $19,200
    Year 5 - Day 75   $325,000        -       $325,000    $320,000    $19,200
    Year 5 - Day 80   $322,000   $19,200          -       $320,000    $19,200
    5th Anniversary   $317,000        -           -       $325,000    $19,500
   Year 6 - Day 155   $330,000        -       $330,000    $325,000    $19,500
    6th Anniversary   $329,000        -           -       $330,000    $19,800

     o     In year 4, $10,000, an amount less than MAWA was withdrawn.

     o     In year 5, $19,200, an amount equal to MAWA was withdrawn.

The values of the feature are impacted prior to and after the withdrawals are taken as follows:

     o Prior to any withdrawals, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base.

           o In year 4 - day 65, the Income Base was increased to the Step-up Value of $315,000 (Contract Value $315,000 is greater than the current Income Base $310,000) and the MAWA was increased to $18,900 ($315,000 x 6%).

           o In year 4 - day 92, $10,000 was withdrawn and is less than the MAWA of $18,900. The Income Base ($315,000) and the MAWA ($18,900) remained unchanged.

     o After the first withdrawal has been taken, the Income Base is not increased until the next anniversary date, looking back at the Step-up Values after the first withdrawal.

           o In year 4 - day 350, there was a Step-up Value of $320,000, but the Income Base ($315,000) and the MAWA ($18,900) remained unchanged.

           o On the 4th anniversary date, the Income Base was increased to the Step-up Value $320,000 that had occurred between the date of the withdrawal and the 4th anniversary date, and the MAWA was increased to $19,200 ($320,000 x 6%).

     o Past the first anniversary date after the first withdrawal has been taken, the Income Base is not increased until the next anniversary date, looking back at the Step-up Values in the immediately preceding contract year.

           o In year 5 - day 75, there was a Step-up Value of $325,000, but the Income Base ($320,000) and the MAWA ($19,200) remained unchanged.

           o In year 5 - day 80, $19,200 was withdrawn and is equal to the MAWA of $19,200. The Income Base ($320,000) and the MAWA ($19,200) remained unchanged.

           o On the 5th anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $19,500 ($325,000 x 6%).

           o In year 6 - day 155, there was a Step-up Value of $330,000, but the Income Base ($325,000) and the MAWA ($19,500) remained unchanged.

           o On the 6th anniversary date, the Income Base was increased to the Step-up Value $330,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $19,800 ($330,000 x 6%).

EXAMPLE 9: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in the Examples 6, 7 and 8 above, in addition to the following:

     o Withdrawal of 8% of Income Base taken in the sixth and seventh contract years.



                                                                        MAXIMUM
                        ASSUMED                                          ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME    WITHDRAWAL
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE       AMOUNT
    6th Anniversary   $329,000        -           -       $330,000    $19,800
    Year 7 - Day 37   $321,000   $26,400          -       $322,769    $19,366
   Year 7 - Day 362   $323,000        -       $323,000    $322,769    $19,366
    7th Anniversary   $317,000        -           -       $323,000    $19,380
    Year 8 - Day 46   $307,000   $25,840          -       $315,745    $18,945
    8th Anniversary   $270,000        -           -       $315,745    $18,945


The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount (MAWA) as follows:

     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.

           o  In year 7 - day 37, the reduction proportion is 2.1912% ([$26,400
              - $19,800] / [$321,000 - $19,800]); the reduced Income Base is
              $322,769 ($330,000 x [1 - 2.1912%]) and the reduced MAWA is
              $19,366 ($322,769 x 6%).

           o In year 7 - day 362, there was a Step-up Value of $323,000, but the Income Base ($322,769) and the MAWA ($19,366) remained unchanged.

           o On the 7th anniversary date, the Income Base was increased to the Step-up Value $323,000 that had occurred after the excess withdrawal, and the MAWA was increased to $19,380 ($323,000 x 6%).

           o  In year 8 - day 46, the reduction proportion is 2.2460% ([$25,840
              - $19,380] / [$307,000 - $19,380]); the reduced Income Base is
              $315,745 ($323,000 x [1 - 2.2460%]); and the reduced MAWA is
              $18,945 ($315,745 x 6%).



EXAMPLE 10: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 6, 7, 8 and 9 above, in addition to the following:

     o Contract value as shown and reduced to $0 in Year 12 due to market conditions.

     o     MAWA withdrawals were taken every year.

     o     There were no Step-up Values after the 8th anniversary date.




                                                                       MAXIMUM
                        ASSUMED                                        ANNUAL     PROTECTED
                       CONTRACT   WITHDRAWAL   STEP-UP     INCOME    WITHDRAWAL    INCOME
     VALUE AS OF         VALUE       TAKEN      VALUE       BASE       AMOUNT      PAYMENT
    8th Anniversary   $270,000        -          -      $315,745    $18,945          -
    9th Anniversary   $150,000   $18,945         -      $315,745    $18,945          -
   10th Anniversary   $100,000   $18,945         -      $315,745    $18,945          -
   11th Anniversary   $ 50,000   $18,945         -      $315,745    $18,945          -
   Year 12 - Day 81   $      0   $18,945         -      $315,745    $18,945          -
   12th Anniversary   $      0   $     0         -      $315,745         -       $12,630



     o The Protected Income Payment of $12,630 ($315,745 x 4%) will be paid for the lifetime of the Covered Person.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




       PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                       ISSUE STATE
Administration Charge              Contract Maintenance Fee is $30.                             New Mexico
Administration Charge              Charge will be deducted pro-rata from Variable Portfolios    New York
                                     only.                                                      Oregon
                                                                                                Texas
                                                                                                Washington
Annuity Date                       You may switch to the Income Phase any time after your       Florida
                                     first contract anniversary.
Annuity Date                       You may begin the Income Phase any time 13 or more months    New York
                                     after contract issue.
Cancellation of Living Benefit     Amounts allocated to the Secure Value Account will be        Washington
                                     automatically transferred to the Goldman
                                   Sachs VIT Government Money Market Fund or similar money
                                     market portfolio.
Free Look                          If you are age 65 or older on the contract issue date, the   Arizona
                                     Free Look period is 30 days.
Free Look                          If you are age 60 or older on the contract issue date, the   California
                                     Free Look period is 30 days. If you
                                   invest in the Fixed Account, the Free Look amount is
                                     calculated as the Purchase Payments paid. If
                                   you invest in Variable Portfolio(s), the Free Look amount
                                     is calculated as the greater of
                                   (1) Purchase Payments or (2) the value of your contract on the day we received your request in
                                   Good Order at the Annuity Service Center.
Free Look                          The Free Look period is 21 days and the amount is            Florida
                                     calculated as the value of your contract plus
                                   fees and charges on the day we receive your request in Good
                                     Order at the Annuity Service Center.
Free Look                          The Free Look period is 20 days.                             Idaho
                                                                                                North Dakota
                                                                                                Rhode Island
                                                                                                Texas
Free Look                          The Free Look amount is calculated as the greater of (1)     Arkansas
                                     Purchase Payments including fees and
                                   charges or (2) the value of your contract on the day we      New York
                                     receive your request in Good Order at the
                                   Annuity Service Center.
Free Look                          The Free Look amount is calculated as the value of your      Michigan
                                     contract plus fees and charges on the day
                                   we received your request in Good Order at the Annuity        Minnesota
                                     Service Center.                                            South Dakota
Joint Ownership                    Benefits and Features to be made available to Domestic       California
                                     Partners                                                   District of Columbia
                                                                                                Maine
                                                                                                Nevada
                                                                                                Oregon
                                                                                                Washington
                                                                                                Wisconsin
Joint Ownership                    Benefits and Features to be made available to Civil Union    Colorado
                                     Partners                                                   Hawaii
                                                                                                Illinois
                                                                                                New Jersey
Minimum Contract Value             The minimum remaining contract value after a partial         Texas
                                     withdrawal must be $2,000.
Nursing Home Waiver                The Nursing Home Waiver is not available.                    California
Nursing Home Waiver                The Nursing Home Waiver is not available for contracts       Connecticut
                                     purchased on or after February 6, 2017.                    Massachusetts
                                                                                                Pennsylvania
Polaris Income Plus                Charge will be deducted pro-rata from Variable Portfolios    New York
                                     only.
Polaris Income Builder                                                                          Oregon
                                                                                                Texas
                                                                                                Washington
Polaris Income Plus Daily (only)   Charge will be deducted pro-rata from Variable Portfolios    Hawaii
                                     only.                                                      Missouri
                                                                                                New York
                                                                                                Oregon
                                                                                                Texas
                                                                                                Washington
Premium Tax                        We deduct premium tax charges of 0.50% for Qualified         California
                                     contracts and 2.35% for Non-Qualified
                                   contracts based on contract value when you begin the Income
                                     Phase.
Premium Tax                        We deduct premium tax charges of 2.0% for Non-Qualified      Maine
                                     contracts based on total Purchase
                                   Payments when you begin the Income Phase.
Premium Tax                        We deduct premium tax charges of 3.5% for Non-Qualified      Nevada
                                     contracts based on contract value when
                                   you begin the Income Phase.


                                      E-1


 PROSPECTUS PROVISION                    AVAILABILITY OR VARIATION                    ISSUE STATE
Premium Tax            For the first $500,000 in the contract, we deduct premium    South Dakota
                         tax charges of 1.25% for Non-Qualified
                       contracts based on total Purchase Payments when you begin
                         the Income Phase. For any amount in
                       excess of $500,000 in the contract, we deduct front-end
                         premium tax charges of 0.08% for
                       Non-Qualified contracts based on total Purchase Payments
                         when you begin the Income Phase.
Premium Tax            We deduct premium tax charges of 1.0% for Qualified          West Virginia
                         contracts and 1.0% for Non-Qualified
                       contracts based on contract value when you begin the Income
                         Phase.
Premium Tax            We deduct premium tax charges of 1.0% for Non-Qualified      Wyoming
                         contracts based on total Purchase
                       Payments when you begin the Income Phase.
Transfer Privilege     Any transfer over the limit of 15 will incur a $10 transfer  Pennsylvania
                         fee.                                                       Texas


                                      E-2



         Please forward a copy (without charge) of the Polaris Platinum III Variable Annuity Statement of
                                            Additional Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: Issuing Company -----------------------------------------------------

 Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

             SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                           VARIABLE SEPARATE ACCOUNT
                      Polaris Choice III Variable Annuity
                     Polaris Platinum II Variable Annuity
                     Polaris Platinum III Variable Annuity
                  Polaris Preferred Solution Variable Annuity

--------------------------------------------------------------------------------

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         FS VARIABLE SEPARATE ACCOUNT
                     Polaris Platinum III Variable Annuity
                  Polaris Preferred Solution Variable Annuity

--------------------------------------------------------------------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                           VALIC SEPARATE ACCOUNT A
                    Polaris Platinum Elite Variable Annuity

--------------------------------------------------------------------------------

The date of the Statement of Additional Information is changed to December 19, 2016.

Effective on February 6, 2017, the Polaris Portfolio Allocator Models will no longer be available for investment. All references to the Polaris Portfolio Allocator Models are hereby removed from the Statement of Additional Information.

Dated: December 19, 2016

  Please keep this Supplement with your Statement of Additional Information.

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

The following financial statements are incorporated by reference to Form N-4, Post-Effective Amendment 7 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, File Nos. 333-185762 and 811-03859, filed on April 29, 2016:

      - Audited Financial Statements of Variable Separate Account of American General Life Insurance Company for the year ended December 31, 2015.

      - Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2015, 2014 and 2013.

(b)  Exhibits



(1)    Resolution Establishing Separate Account........................................................ 2
(2)    Form of Custody Agreements...................................................................... Not Applicable
(3)    (a)  Distribution Contract...................................................................... 2
       (b)  Selling Agreement.......................................................................... 12
(4)    (a)  AGL Variable Annuity Contract (AS-993(12/10)).............................................. 12
       (b)  AGL Contract Data Page (AS-993-PPIII (12/10)).............................................. 15
       (c)  AGL Variable Annuity Contract (AG-803 (7/13)).............................................. 17
       (d)  AGL Nursing Home Waiver Rider (A-7036-RI).................................................. 13
       (e)  AGL Optional Guaranteed Living Benefit Endorsement (ASE-6248 (9/09)........................ 13
       (f)  AGL Extended Legacy Program Guide (EXTLEGGEN.4REV.11.12)................................... 13
       (g)  AGL Maximum Anniversary Value Optional Death Benefit Endorsement (ASE-6235
            (12/10))................................................................................... 13
       (h)  AGL Premium Plus Endorsement (ASE-6245 (12/08))............................................ 13
       (i)  AGL Merger Endorsement (L8204 (7/12))...................................................... 12
       (j)  AGL Optional Guaranteed Living Benefit Extension Endorsement Data Page (ASE-6231E
            (8/13)).................................................................................... 14
       (k)  AGL Return of Purchase Payment Death Benefit Endorsement (AGE-8022 (7/13))................. 16
       (l)  AGL Maximum Anniversary Value Optional Death Benefit Endorsement (AGE-8023
            (7/13)).................................................................................... 16
       (m)  AGL Optional Guaranteed Living Benefit Endorsement (AGE-8036 (11/15))...................... 19
       (n)  AGL Extended Legacy Program Guide (EXTLEGGEN.8 Rev. 7.15).................................. 19
       (o)  AGL Optional Guaranteed Living Benefit Endorsement (AGE-6248 (12/15))...................... Filed Herewith
(5)    Application for Contract
       (a)  AGL Annuity Application (ASA-579 (5/12))................................................... 13
       (b)  AGL Annuity Application (AGA-579 (12/14)).................................................. 17
       (c)  AGL Annuity Application (AGA-579 (1/16))................................................... Filed Herewith
       (d)  AGL Annuity Application (AGA-579 (10/16)).................................................. Filed Herewith
       (e)  AGL Annuity Application (AGA-579E (1/16)).................................................. Filed Herewith
       (f)  AGL Annuity Application (AGA-579E (10/16))................................................. Filed Herewith
(6)    Corporate Documents of Depositor
       (a)  Amended and Restated Articles of Incorporation of American General Life Insurance
            Company, effective December 31, 1991....................................................... 1
       (b)  Amendment to the Amended and Restated Articles of Incorporation of American General Life
            Insurance Company, effective July 13, 1995................................................. 3
       (c)  Bylaws of American General Life Insurance Company, restated as of June 8, 2005............. 6
(7)    Reinsurance Contract............................................................................ Not Applicable
(8)    Material Contracts
       (a)  Anchor Series Trust Fund Participation Agreement........................................... 11
       (b)  SunAmerica Series Trust Fund Participation Agreement....................................... 11
       (c)  Lord Abbett Fund Participation Agreement................................................... 5
       (d)  Van Kampen Fund Participation Agreement.................................................... 4
       (e)  American Funds Insurance Series and SunAmerica Series Trust Master-Feeder Fund
            Participation Agreement.................................................................... 7
       (f)  Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement.......... 8




         (g)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation
              Agreement................................................................................... 9
         (h)  Seasons Series Trust Fund Participation Agreement........................................... 11
         (i)  Goldman Sachs Variable Insurance Trust Fund Participation Agreement......................... 18
         (j)  Amendment to the Goldman Sachs Variable Insurance Trust Fund Participation Agreement........ 19
         (k)  Letters of Consent to the Assignment of the Fund Participation Agreement.................... 12
(9)      Opinion of Counsel and Consent of Depositor...................................................... 12
(10)     Consent.......................................................................................... Filed Herewith
(11)     Financial Statements Omitted from Item 23........................................................ Not Applicable
(12)     Initial Capitalization Agreement................................................................. Not Applicable
(13)     Other
         (a)  Power of Attorney -- American General Life Insurance Company Directors...................... 19
         (b)  Notice of Termination of Support Agreement.................................................. 10
         (c)  Amended and Restated Unconditional Capital Maintenance Agreement between American
              International Group, Inc. and American General Life Insurance Company....................... 14
         (d)  Specimen Agreement and Plan of Merger....................................................... 12
         (e)  CMA Termination Agreement................................................................... 15

--------
1 Incorporated by reference to Initial Form Registration Statement, File No.
  033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.

2 Incorporated by reference to Initial Registration Statement, File Nos.
  333-25473 and 811-03859, filed on April 18, 1997, Accession No.
  0000950148-97-000989.

3 Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6
  Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.

4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-66114 and 811-03859, filed on October 25, 2001, Accession No. 0000950148-01-502065.

5 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.

6 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
  No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.

7 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No.
  3, File Nos. 333-137892 and 811-03859, filed on April 26, 2007, Accession
  No. 0000950148-07-000101.

8 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No.
  6, File Nos. 333-137892 and 811-03859, filed on April 28, 2008, Accession
  No. 0000950148-08-000093.

9 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No.
  8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010, Accession No. 0000950123-10-080861.

10 Incorporated by reference to Post-Effective Amendment No. 17 and Amendment
  No. 18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011,
  Accession No. 0000950123-11-040070.

11 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.

12 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.

13 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment
  No. 1, File Nos. 333-185762 and 811-03859, filed on April 29, 2013,
  Accession No. 0000950123-13-002952.

14 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-185778 and 811-03859, filed on April 30, 2014,
  Accession No. 0000950123-14-004617.

15 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-185762 and 811-03859, filed on April 28, 2015,
  Accession No. 0001193125-15-153218.

16 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment
  No. 5, File Nos. 333-185778 and 811-03859, filed on December 28, 2015,
  Accession No. 0001193125-15-414547.

17 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 4, File Nos. 333-185762 and 811-03859, filed on December 28, 2015,
  Accession No. 0001193125-15-414549.

18 Incorporated by reference to Post-Effective Amendment No. 7 Form N-6
  Registration Statement, Filed No. 333-90787, filed on December 19, 2003, Accession No. 0001193125-03-097054.

19 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 7, File Nos. 333-185762 and 811-03859, filed on April 29, 2016,
  Accession No. 0001193125-16-568243.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Kevin T. Hogan(3)                                  Director, Chairman of the Board, Chief Executive Officer, and
                                                   President
Katherine A. Anderson                              Director, Senior Vice President and Chief Risk Officer
Thomas J. Diemer                                   Director, Executive Vice President and Chief Financial Officer
Deborah A. Gero(5)                                 Director, Senior Vice President and Chief Investment Officer
Jana W. Greer(1)                                   Director and President, Individual Retirement
Elias F. Habayeb(3)                                Director
Michael P. Harwood                                 Director, Senior Vice President, Chief Actuary and Corporate
                                                   Illustration Actuary
Stephen A. Maginn(1)                               Director, Senior Vice President and Chief Distribution Officer
Jonathan J. Novak(5)                               Director and President, Institutional Markets
Rodney E. Rishel                                   Director and President, Life, Disability and Health
Robert J. Scheinerman                              Executive Vice President, Head of Individual Retirement
Charles S. Shamieh(3)                              Executive Vice President, Head of Legacy Portfolio
Don W. Cummings(3)                                 Senior Vice President and Controller
Sabyasachi Ray(7)                                  Senior Vice President and Chief Operations Officer
Christine A. Nixon(1)                              Senior Vice President
Yoav Tamir(1)                                      Senior Vice President, Market Risk Management
Kyle L. Jennings                                   Senior Vice President and Chief Compliance Officer
William C. Kolbert(4)                              Senior Vice President and Business Information Officer
Sai P. Raman(4)                                    Senior Vice President, Institutional Markets
Timothy M. Heslin                                  Senior Vice President, Products
Justin J.W. Caulfield(3)                           Vice President and Treasurer
Mallary L. Reznik(1)                               Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne                                Vice President and Secretary
John B. Deremo(3)                                  Vice President, Distribution
Leo W. Grace                                       Vice President, Product Filing
Tracey E. Harris                                   Vice President, Product Filing
Daniel R. Cricks                                   Vice President and Tax Officer
Josephine B. Lowman                                Vice President and Tax Officer
T. Clay Spires                                     Vice President and Tax Officer
Michael E. Treske(1)                               Vice President, Distribution
Frank Kophamel                                     Vice President and Appointed Actuary
Christina M. Haley(1)                              Vice President, Product Filing
Marla S. Campagna(5)                               Vice President
Mary M. Newitt(1)                                  Vice President, Product Filing
Manda Ghaferi(1)                                   Vice President
Keith C. Honig(1)                                  Vice President
Stewart P. Polakov(1)                              Vice President
Thomas A. Musante (5)                              Vice President
Richard I. Fisher (5)                              Vice President
Timothy L. Gladura (6)                             Vice President
Becky L. Strom                                     Anti-Money Laundering and Economic Sanctions Compliance Officer
Sarah J. VanBeck                                   Vice President and Life Controller
Lisa K. Gerhart                                    Vice President and Assistant Life Controller
Jennifer A. Roth (1)                               Vice President, 38a-1 Compliance Officer
David J. Kumatz(2)                                 Assistant Secretary
Virginia N. Puzon(1)                               Assistant Secretary
Rosemary Foster                                    Assistant Secretary
Michael Plotkin(2)                                 Assistant Tax Officer





NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Grace D. Harvey                                    Illustration Actuary
Laszlo Kulin(6)                                    Investment Tax Officer
Alireza Vaseghi(6)                                 Managing Director and Chief Operating Officer, Institutional
                                                   Markets
Melissa H. Cozart                                  Privacy Officer


--------

(1)   21650 Oxnard Street, Woodland Hills, CA 91367


(2)   2000 American General Way, Brentwood, TN 37027

(3)   175 Water Street, New York, NY 10038

(4)   50 Danbury Road, Wilton, CT 06897

(5)   777 S. Figueroa Street, Los Angeles, CA 90017

(6)   80 Pine Street, New York, NY 10005

(7)   4-3-20 Toranomon, Minato-ku, Tokyo, Japan 105-0001


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of American General Life Insurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No.
0000005272-16-000035, filed on February 19, 2016. Exhibit 21 is incorporated herein by reference.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of November 30, 2016, the number of Polaris Platinum III contracts funded by Variable Separate Account was 104,414 of which 72,978 were qualified contracts and 31,436 were non-qualified contracts.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:

     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A

(b)  Directors, Officers and principal place of business:



OFFICER/DIRECTORS*                                      POSITION
--------------------------- ----------------------------------------------------------------
   Peter A. Harbeck         Director
   Stephen A. Maginn(1)     Director, Senior Vice President
   James T. Nichols         Director, Chief Executive Officer and President
   Frank Curran             Vice President, Chief Financial Officer, Treasurer, Controller
                            and Financial Operations Officer
   Rebecca Snider           Chief Compliance Officer
   John T. Genoy            Vice President
   Mallary L. Reznik(1)     Vice President
   Christine A. Nixon(1)    Secretary
   Julie Cotton Hearne(2)   Assistant Secretary
   Rosemary Foster(2)       Assistant Secretary
   Virginia N. Puzon(1)     Assistant Secretary
   Thomas Clayton Spires    Vice President, Tax Officer
   Michael E. Treske(1)     Chief Distribution Officer, Mutual Funds and Variable Annuities


     --------
      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311.


     (1) Principal business address is 21650 Oxnard Street, Woodland Hills, CA 91367-4901.

     (2)   Principal business address 2919 Allen Parkway, Houston, TX 77019


(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 13th day of December, 2016.



                                       VARIABLE SEPARATE ACCOUNT
                                       (Registrant)


                                       BY:  AMERICAN GENERAL LIFE INSURANCE
                                       COMPANY
                                          (On behalf of the Registrant and
                                       itself)


                                       BY: /s/  DON W. CUMMINGS
                                          -------------------------------------
                                          DON W. CUMMINGS

                                          SENIOR VICE PRESIDENT AND CONTROLLER


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.



            SIGNATURE                                      TITLE                                DATE
---------------------------------   --------------------------------------------------   ------------------
*KEVIN T. HOGAN                           Director, Chairman of the Board, Chief         December 13, 2016
------------------------------               Executive Officer, and President
KEVIN T. HOGAN

                                      Director, Senior Vice President and Chief Risk
------------------------------                            Officer
KATERINE A. ANDERSON

*THOMAS J. DIEMER                      Director, Executive Vice President and Chief      December 13, 2016
------------------------------                       Financial Officer
THOMAS J. DIEMER

*DEBORAH A. GERO                         Director, Senior Vice President and Chief       December 13, 2016
------------------------------                      Investment Officer
DEBORAH A. GERO

*JANA W. GREER                         Director and President, Individual Retirement     December 13, 2016
------------------------------
JANA W. GREER

*ELIAS F. HABAYEB                                        Director                        December 13, 2016
------------------------------
ELIAS F. HABAYEB

*MICHAEL P. HARWOOD                      Director, Senior Vice President and Chief       December 13, 2016
------------------------------                            Actuary
MICHAEL P. HARWOOD
                                              Corporate Illustration Actuary

*STEPHEN A. MAGINN                       Director, Senior Vice President and Chief       December 13, 2016
------------------------------                     Distribution Officer
STEPHEN A. MAGINN

*JONATHAN J. NOVAK                     Director and President, Institutional Markets     December 13, 2016
------------------------------
JONATHAN J. NOVAK

*RODNEY E. RISHEL                    Director, President, Life, Disability and Health    December 13, 2016
------------------------------
RODNEY E. RISHEL

/s/  DON W. CUMMINGS                       Senior Vice President and Controller          December 13, 2016
------------------------------
DON W. CUMMINGS

/s/  MANDA GHAFERI                                   Attorney-in-Fact                    December 13, 2016
------------------------------
*MANDA GHAFERI



                                 EXHIBIT INDEX



 EXHIBIT NO.                        DESCRIPTION
-------------   ---------------------------------------------------
(4)(o)          AGL Optional Guaranteed Living Benefit Endorsement
(5)(c)          AGL Annuity Application
(5)(d)          AGL Annuity Application
(5)(e)          AGL Annuity Application
(5)(f)          AGL Annuity Application
(10)            Consent